AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 30, 2014

                                              REGISTRATION NO. 033-74092
                                                       AND NO. 811-08288

                             UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         WASHINGTON, D.C. 20549

                                FORM N-4

                      REGISTRATION STATEMENT UNDER
                     THE SECURITIES ACT OF 1933 [_]

                    PRE-EFFECTIVE AMENDMENT NO. [_]

                  POST-EFFECTIVE AMENDMENT NO. 25 [X]

                                  AND

                    REGISTRATION STATEMENT UNDER [_]

                   THE INVESTMENT COMPANY ACT OF 1940

                          AMENDMENT NO. 25 [X]

               JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
                       (Exact Name of Registrant)

               JEFFERSON NATIONAL LIFE INSURANCE COMPANY
                          (Name of Depositor)

                        10350 Ormsby Park Place

                          Louisville, KY 40223
          (Address of Depositor's Principal Executive Offices)

              Depositor's Telephone Number: (866) 667-0561

                 NAME AND ADDRESS OF AGENT FOR SERVICE:

                         CRAIG A. HAWLEY, ESQ.
                     GENERAL COUNSEL AND SECRETARY
               Jefferson National Life Insurance Company
                        10350 Ormsby Park Place
                       Louisville, Kentucky 40223

         It is proposed that this filing will become effective:

   [_] immediately upon filing pursuant to paragraph (b) of Rule 485

        [X] on May 1, 2014 pursuant to paragraph (b) of Rule 485

   [_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

           [_] on     ,     pursuant to paragraph (a)(1) of Rule 485

                If appropriate check the following box:

[_] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment

Title of Securities Being Registered: Units of interest in the Separate
   Account under flexible premium variable deferred annuity contracts


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                           Jefferson National [LOGO]

                                                  The Achievement & The Educator

                                                         JEFFERSON NATIONAL LIFE
                                                               ANNUITY ACCOUNT E

                                                          MAY 1, 2014 PROSPECTUS

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                        The Achievement and The Educator

         Individual & Group Flexible Premium Variable Deferred Annuity

            Issued by: JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E AND

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

      This prospectus describes the individual and group flexible premium variable deferred annuity contracts (Contracts) issued by Jefferson National Life Insurance Company (Company, Jefferson National, We, Us, Our). The Contracts are designed for use in retirement planning. The Contracts provide for the accumulation of Contract values and subsequent Annuity Payments on a fixed basis, a variable basis, or a combination of both.

      The Company no longer accepts rollovers, transfers, or 1035 exchanges into existing contracts or to fund new contracts.

      The Contract has a variety of Investment Options which include several Sub-accounts which invest in the Variable Account Investment Portfolios listed in Appendix A and the Fixed Account. The Fixed Account offers an interest rate which is guaranteed by Jefferson National not to be less than the minimum rate prescribed by applicable state law.

      Unless a previous Annuity Date is selected, Annuity Payments will automatically begin (for a ten year period certain) on the Maximum Maturity Date.

      The money you put in a Sub-account invests exclusively in a single Investment Portfolio. Your investments in the Investment Portfolio are not guaranteed. You could lose your money.

      Please read this prospectus before investing. You should keep it for future reference. It contains important information about the Contract.

      To learn more about the Contract, you can obtain a copy of Our Statement of Additional Information (SAI) dated May 1, 2014. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC has a Web site (http:/www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The SAI's Table of Contents is at the end of this prospectus. For a free copy of the SAI, call us at (866) 667-0561, visit Our Website or write us at Our administrative office:

      o Address for correspondence sent via U.S. Mail: P.O. Box 36840, Louisville, Kentucky 40233;

      o Address for correspondence sent via courier or overnight mail:10350 Ormsby Park Place, Louisville, KY 40223.

      The Contracts:

      o     are not bank deposits

      o     are not federally insured

      o     are not endorsed by any bank or government agency

      o     are not guaranteed and may be subject to loss of principal

      Summary prospectuses or prospectuses of the Investment Portfolios should be carefully read in conjunction with this Prospectus before investing. You may obtain summary prospectuses or prospectuses of the Investment Portfolios on our Website or by contacting the Company at (866) 667-0561.

      You should only rely on information contained in this Prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

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Table of Contents                                                           Page

Definitions of Special Terms ..............................................  4
Highlights ................................................................  5
Fee Table .................................................................  6
Examples of Fees and Expenses..............................................  7
Condensed Financial Information ...........................................  7
The Company ...............................................................  8
The Achievement and The Educator Variable Annuity Contracts ...............  8
     Free Look ............................................................  8
     Ownership ............................................................  8
     Beneficiary...........................................................  8
     Change of Ownership ..................................................  8
     Non-Qualified Contracts ..............................................  8
     Qualified Contracts ..................................................  9
     Requesting Transactions or Obtaining Information About your Contract .  9
     Options When You Terminate Your Participation In The Plan ............  9
Purchase ..................................................................  10
     Purchase Payments ....................................................  10
     Allocation of Purchase Payments ......................................  10
Investment Options ........................................................  10
     Investment Portfolios ................................................  10
     Administrative, Marketing and Support Services Fees ..................  10
     The Fixed Account ....................................................  11
     The General Account ..................................................  11
     Voting Rights ........................................................  11
     Substitution .........................................................  11
     Transfers ............................................................  11
     Excessive Trading Limits .............................................  12
     Frequent Trading .....................................................  12
     Dollar Cost Averaging Program ........................................  13
     Rebalancing Program ..................................................  13
     Advisory Fee Withdrawals .............................................  13
     Interest Sweep Program ...............................................  13
Expenses ..................................................................  13
     Insurance Charges ....................................................  13
     Annual Administrative Fee ............................................  14
     Withdrawal Charge ....................................................  14
     Waiver of Withdrawal Charge ..........................................  14
     Reduction or Elimination of the Withdrawal Charge ....................  15
     Investment Portfolio Expenses ........................................  15
     Premium Taxes ........................................................  15
     Income Taxes .........................................................  15
Contract Value ............................................................  15
     Accumulation Units ...................................................  15
     Access to your Money .................................................  16
     Suspension of Payments or Transfers ..................................  16
     Restrictions Under Optional Retirement Programs ......................  16
     Restrictions Under Section 403(b) Plans ..............................  16
     Systematic Withdrawal Program ........................................  16
     Loans ................................................................  16
Death Benefit .............................................................  17
     Death Benefit During the Accumulation Period .........................  17

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     Death Benefit Amount During the Accumulation Period ..................  17
     Payment of the Death Benefit During the Accumulation Period ..........  17
     Death Benefit During the Annuity Period ..............................  17
Annuity Payments (The Annuity Period) .....................................  17
     Annuity Payment Amount ...............................................  18
     Annuity Options ......................................................  18
Taxes .....................................................................  19
     Annuity Contracts in General .........................................  19
     Tax Status of the Contracts ..........................................  19
     Taxation of Non-Qualified Contracts ..................................  20
     Taxation of Qualified Contracts ......................................  21
     Possible Tax Law Changes .............................................  21
Other Information .........................................................  21
     Legal Proceedings ....................................................  21
     Abandoned Property ...................................................  21
     The Variable Account .................................................  22
     Distributor ..........................................................  22
     Financial Statements .................................................  22
     Independent Registered Public Accounting Firm ........................  22
Appendix A--More Information About the Investment Portfolios ..............  23
Appendix B--Condensed Financial Information ...............................  27
Appendix C--Deductions for Taxes - Qualified and
   Nonqualified Annuity Contracts .........................................  44
Privacy Policy ............................................................  45
Table of Contents of the Statement of Additional Information ..............  46

                                                                               3
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Definitions of Special Terms

      ACCUMULATION UNIT: A measurement We use to calculate the value of the variable portion of your Contract during the Accumulation Period.

      ANNUITANT(S): The natural person(s) on whose life (lives), We base Annuity Payments. On or after the Annuity Date, the Annuitant shall also include any joint Annuitant. In the event of joint Annuitants, the life of both Annuitants are used to determine Annuity Payments. If the Contract is owned by a non-natural owner and joint Annuitants are named, the Death Benefit Amount will be calculated upon the death of the first Annuitant to die.

      ANNUITY DATE: The date on which Annuity Payments begin, as selected by you, or as required by the Contract. If a prior date is not selected, the Annuity Date is the Maximum Maturity date.

      ANNUITY OPTION(S): Income Plans which can be elected to provide periodic Annuity Payments beginning on the Annuity Date.

      ANNUITY PAYMENTS: Periodic income payments provided under the terms of one of the Annuity Options.

      ANNUITY PERIOD: The period during which We make income payments to you.

      ANNUITY UNIT: A measurement We use to calculate the amount of Annuity Payments you receive from the variable portion of your Contract during the Income Phase.

      BENEFICIARY: The person designated to receive any benefits under the Contract if the Annuitant dies.

      BUSINESS DAY: Generally, any day on which the New York Stock Exchange ("NYSE") is open for trading. Our Business Day ends at 4:00 PM Eastern Time or the closing of regular trading on the NYSE, if earlier. Some of the Investment Options may impose earlier deadlines for trading. These deadlines are described in further detail under the heading "Transfers".

      CODE: Internal Revenue Code of 1986, as amended.

      COMPANY: Jefferson National Life Insurance Company, also referred to as Jefferson National, We, Us, and Our.

      CONTRACT(S): The Achievement and The Educator individual and group flexible premium variable deferred annuity, which provides fixed and variable Investment Options offered by the Company.

      CONTRACT ANNIVERSARY: The anniversary of the Business Day you purchased the Contract.

      CONTRACT VALUE: Your Contract Value is the sum of amounts held under your Contract in the various Sub-accounts of the Variable Account and the Fixed Account. The Contract Value may not be the value available for withdrawal, surrender or annuitization.

      CONTRACT YEAR: A period of 12 months beginning with the effective date of your Contract.

      DEATH BENEFIT AMOUNT: The Death Benefit Amount is the amount payable to the Beneficiary upon the death of the Owner or Annuitant, depending on your Contract, or for a Contract owned by a non-natural person the death of the Annuitant. The Death Benefit Amount includes any amounts payable in excess of the Contract Value under the terms of the standard death benefit provision.

      FIXED ACCOUNT: The Fixed Account is an Investment Option which invests in the general account of the Company and offers an interest rate that is guaranteed by Us to be no less than the minimum rate prescribed by the applicable state law.

      FREE LOOK PERIOD: The Free Look Period is the period of time within which you may cancel your Contract without incurring a Withdrawal Charge. This period of time is generally 10 days from receipt, but may be longer as required by applicable law.

      INDIVIDUAL ACCOUNT: The record We establish to represent your interest in an Investment Option before the Annuity Date.

      INSURANCE CHARGES: The Insurance Charges compensate Us for assuming certain insurance risks. These charges include the Variable Account Annual Expenses (Mortality and Expense Risk Fees plus the Administrative Charge). These charges are included in Our calculation of the value of the Accumulation Units and the Annuity Units of the Sub-accounts.

      INVESTMENT ADVISOR: A registered investment adviser, an investment adviser who is exempt from registration with the Securities and Exchange Commission or other adviser selected by You to provide you asset allocation and investment advisory services.

      INVESTMENT ALLOCATIONS OF RECORD: The Investment Allocations of Record specify what percentage of each Purchase Payment is directed to the Fixed Account (if available) and the sub-account you select. You establish your initial Investment Allocations of Record at the time you apply for the Contract. You may choose to set a target allocation to various Sub-Accounts, or the Fixed Account (if available). The Investment Allocations of Record can be changed by notifying Us in accordance with Our procedures. Any change in Investment Allocations of Record will apply to Purchase Payments received after the change of Investment Allocations of Record is processed.

      INVESTMENT OPTIONS: The investment choices available to Owners. These choices include the Sub-accounts of the Variable Account and the Fixed Account.

      INVESTMENT PORTFOLIO(S): The variable Investment Option(s) available under the Contract. Each Sub-account has its own investment objective and is invested in the underlying Investment Portfolio.

      JOINT OWNER: The individual who co-owns the Contract with another person. Joint Owners may only be designated for Non-Qualified Contracts. Joint Owners must be the spouses (except in those states where this restriction is not allowed).

      MAXIMUM MATURITY DATE: The date on which the Annuitant attains age 100.

      NON-QUALIFIED (CONTRACT): A Contract purchased with after-tax dollars. These Contracts are not issued in conjunction with any pension Plan, specially sponsored program or individual retirement account ("IRA").

      OWNER: The person(s) (including Joint-Owners) or entity entitled to ownership rights under the Contract. The Owner is also referred to as "you" in this prospectus.

      PLAN: A voluntary program for an employer that qualifies for special tax treatment.

      PURCHASE PAYMENT: The money you give Us to buy the Contract, as well as any additional money you give Us to invest in the Contract after you own it.

      QUALIFIED (CONTRACT): A Contract purchased with pretax dollars. These Contracts are generally purchased under a pension Plan, specially sponsored program or IRA.

      REGISTERED REPRESENTATIVE: A person, appointed by Us, who is licensed by the Financial Industry Regulatory Authority ("FINRA") to sell variable products and is sponsored by a FINRA member broker/dealer that is party to a selling group agreement with the Company.

      SUB-ACCOUNT: A segment within the Variable Account which invests in a single Investment Portfolio.

      VALUATION PERIOD: The period of time from the end of one Business Day to the end of the next Business Day.

      VARIABLE ACCOUNT: The separate account We established known as Jefferson National Life Annuity Account E. Prior to May 1, 2003, the Variable Account was known as Conseco Variable Annuity Account E and prior to May 1, 1999, it was known as Great American Reserve Variable Annuity Account E. The Variable Account is divided into Sub-accounts.

      WEBSITE: www.jeffnat.com, which is the website of Jefferson National Life Insurance Company. You may obtain information about your Contract and request certain transactions through the Website.

      WITHDRAWAL CHARGE: The Withdrawal Charge is the charge that may be applied if Purchase Payments are withdrawn from the Contract during a certain period of time after they are made.

Highlights

      The individual and group flexible premium variable deferred annuity Contract that We are offering is a contract between you and Us (the Company). The Contracts provide a way for you to invest in the Sub-accounts of Jefferson National Life Annuity Account E ("Variable Account") and the Fixed Account. The Fixed Account may not be available in your state. The Contract is intended to be used to accumulate money for retirement. The Company no longer accepts rollovers, transfers, or 1035 exchanges into existing contracts or to fund new contracts.

      All deferred annuity Contracts, like the Contract, have two periods: the Accumulation Period and the Annuity Period. During the Accumulation Period, any earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you make a withdrawal. If you make a withdrawal during the Accumulation Period, We may assess a Withdrawal Charge of up to 9% of each Purchase Payment withdrawn depending on when the withdrawal is made. The Annuity Period occurs when you begin receiving regular Annuity Payments from your Contract. Certain restrictions and tax penalties will apply to withdrawals under certain circumstances. For details refer to "Access to Your Money" section in this prospectus.

      RETIREMENT PLANS: Under certain circumstances, the Contracts may be issued pursuant to either Non-Qualified retirement Plans or Plans qualifying for special income tax treatment under the Code. Examples of the Plans qualifying for special tax treatment are: individual retirement annuities (IRAs), pension and profit sharing Plans, tax-sheltered annuities (TSAs), and state and local government deferred compensation Plans. See "Taxes".

      DEATH BENEFIT: This Contract includes a standard minimum death benefit that is guaranteed by Us. This benefit is described in detail under the heading "Death Benefits."

      LOANS: Under certain circumstances, you may take loans from your Contract. This benefit is described in detail under the heading "Loans."

      ANNUITY PAYMENTS: You can choose to receive Annuity Payments on a variable basis, on a fixed basis or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolios you select for the Annuity Period. If you choose fixed Annuity Payments, the amount of the fixed Annuity Payments are constant for the entire Annuity Period.

      FREE LOOK: If you cancel the Contract within 10 days after receiving it (or whatever longer time period is required by applicable law), We will cancel the Contract. You will receive whatever your Contract is worth on the day We receive your request for cancellation. This may be more or less than your original payment. We will return your original payment if required by law. We deem this period as ending 15 days after we mail the Contract. You will receive whatever your Contract is worth on the day we receive your request for cancellation. This may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law.

      TAX PENALTY: In general, under Qualified Contracts, your investment and earnings are not taxed until you take money out of your Contract. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the amount treated as income. For IRA and Qualified Contracts, unless you had after-tax monies invested in the Contract, the entire amount of any withdrawal or Annuity Payment will be taxable income to you. For Non-Qualified Contracts, you will be taxed only on the portion of the withdrawal which represents earnings.

INQUIRIES: If you need more information, please visit Our Website
(www.jeffnat.com) or contact Us at:

Jefferson National Life Insurance Company
P.O. Box 36840
Louisville, Kentucky 40233
(866) 667-0561

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Fee Table

      The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer amounts between Investment Options. State premium taxes may also be deducted.

Owner Transaction Expenses

Withdrawal Charge (as a percentage of Purchase Payments)(1)                  9%
Transfer Fee............................................................    None

      The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Investment Portfolios' fees and expenses.

Annual Administrative Fee(2).........................  $30 per contract per year
Annual Expenses of Variable Account
(as a percentage of average Variable Account value)
Mortality and Expense Risk Fees......................            1.25%
Administrative Charge................................            0.15%
Total Annual Expenses of the Variable Account........            1.40%

      The next item shows the minimum and maximum total operating expenses charged by the Investment Portfolio that you may pay periodically during the time that you own the contract. More detail concerning each Investment Portfolio's fees and expenses is contained in the prospectus for each Investment Portfolio.

                                                    Minimum           Maximum
Total Investment Portfolio Operating Expenses
(expenses that are deducted from Investment
Portfolio assets, including management fees,      Gross: 0.28%      Gross: 5.12%
distribution and/or service (12b-1) fees,
and other expenses)(3).........................    Net: 0.28%        Net: 3.59%

(1) The Withdrawal Charge, which applies separately to each Purchase Payment, decreases to zero over time in accordance with the following schedule:

No. of Contract Years from                                   Contingent Deferred
Receipt of Purchase Payment                                 Sales Charge Percent
--------------------------------------------------------------------------------
0-1....................................................              9%
2......................................................              9%
3......................................................              8%
4......................................................              7%
5......................................................              5%
6......................................................              3%
7 and more.............................................              0%
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(1) Every year you can take money out of your Contract, without the Withdrawal
Charge, in an amount equal to the greater of: (i) 10% of the value of your Contract, or (ii) the IRS minimum distribution requirement for your Contract if issued as an Individual Retirement Annuity or in conjunction with certain qualified Plans, or (iii) the total of your Purchase Payments that have been in the Contract for more than 7 complete years. Additionally, Jefferson National may reduce or eliminate the sales, administrative, or other expenses with certain Contracts in cases when it expects to incur lower sales and administrative expenses or perform fewer services (see "Reduction or Elimination of Contract Charges").

(2) We waive this fee if your Individual Account value is $25,000 or greater. We reserve the right to reduce or waive the fee.

(3) The minimum and maximum total Investment Portfolio Operating Expenses may be affected by voluntary or contractual waivers or expense reimbursements. These waivers and expense reimbursements will reduce the actual Total Portfolio Operating Expenses for the affected Investment Portfolios. Please refer to the underlying Investment Portfolio prospectuses for details about the specific expenses of each Investment Portfolio. The net numbers displayed above reflect the minimum and maximum charges after contractual waivers that have been committed through at least April 30, 2015. The gross numbers reflect the minimum and maximum charges without giving effect to the agreed upon waivers.

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Examples of Fees and Expenses

 This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, Contract fees, Variable Account annual expenses, and Fund fees and expenses.

 The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:

Assuming Maximum Investment             1 year     3 years    5 years   10 years
Portfolio Operating Expenses.........  $1339.26    $2599.78   $3629.40  $6222.06

Assuming Minimum Investment             1 year     3 years    5 years   10 years
Portfolio Operating Expenses.........  $1005.28    $1324.65   $1493.61  $2271.94

(2) If you annuitize at the end of the applicable time period (except under certain circumstances):

Assuming Maximum Investment             1 year     3 years    5 years   10 years
Portfolio Operating Expenses.........  $1339.26    $2599.78   $3175.73  $6222.06

Assuming Minimum Investment             1 year     3 years    5 years   10 years
Portfolio Operating Expenses.........  $1005.28    $1324.65   $1051.63  $2271.94

(3) If you do not surrender your Contract:

Assuming Maximum Investment             1 year     3 years    5 years   10 years
Portfolio Operating Expenses.........   $529.00    $1876.67   $3175.73  $6222.06

Assuming Minimum Investment             1 year     3 years    5 years   10 years
Portfolio Operating Expenses.........   $198.00    $612.12    $1051.63  $2271.94

Condensed Financial Information

Appendix B to this prospectus contains tables that show accumulation unit values and the number of accumulation units outstanding for each of the Sub-accounts of the Variable Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are in the Statement of Additional Information.

The Company

      Jefferson National Life Insurance Company was originally organized in 1937. Prior to May 1, 2003, We were known as Conseco Variable Insurance Company and prior to October 7, 1998, We were known as Great American Reserve Insurance Company.

      We are principally engaged in the life insurance business in 49 states and the District of Columbia. We are a stock company organized under the laws of the state of Texas and are a subsidiary of Jefferson National Financial Corp.

      The obligations under the Contracts are obligations of Jefferson National Life Insurance Company.

The Achievement and The Educator Variable Annuity Contracts

      This prospectus describes The Achievement and The Educator individual fixed and variable annuity contracts (Contracts) offered by Jefferson National. An annuity is a contract between you (the Owner) and Us. Until you decide to begin receiving Annuity Payments, your Contract is in the Accumulation Period. Once you begin receiving Annuity Payments, your Contract is in the Annuity Period. During the Accumulation Period, the Contracts provide a way for you to invest on a tax deferred basis in the Sub-accounts of the Variable Account and in the Fixed Account. This means earnings are taxed when you make a withdrawal. The Company no longer accepts rollovers, transfers, or 1035 exchanges into existing contracts or to fund new contracts.

      The Contracts may be issued in conjunction with certain qualified and non-qualified retirement Plans. If you are considering purchasing a Qualified Contract, you should be aware that this annuity will fund a retirement Plan that already provides tax deferral under the Code. In such situations, the tax deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments, which may be more or less costly. However, the fees and charges under the Contract are also designed to provide for certain payment guarantees and features other than tax deferral that may not be available through other investments. These features are explained in detail in this prospectus. You should consult with your tax or legal adviser to determine if the contract is appropriate for your tax qualified Plan.

      The Contract is called a variable annuity because you can choose among the Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these Investment Portfolios. If you select the variable portion of the Contract, the amount of money you are able to accumulate in your Contract during the Accumulation Period depends upon the investment performance of the Investment Portfolio(s) you select. The amount of the Annuity Payments you receive during the Annuity Period from the variable annuity portion of the Contract also depends upon the investment performance of the Investment Portfolios you select for the annuity.

      In certain states, the Contract may also offer a Fixed Account investment option. The Fixed Account is part of the general account assets of the Company. Interest is credited at a rate that is guaranteed by Us to be no less than the minimum rate prescribed in your Contract. The Fixed Account is only available for investment during the Accumulation Period.

      You can choose to receive Annuity Payments on a variable basis, fixed basis or a combination of both. If you choose variable payments, the amount of the Annuity Payments you receive will depend upon the investment performance of the Investment Portfolio(s) you select for the Annuity Period. If you elect to receive payments on a fixed basis, the payments you receive will remain level for the period of time selected.

Free Look

      If you change your mind about owning the Contract, you can cancel it within 10 days after receiving it (or whatever longer period is permitted under applicable law). Jefferson National deems this period as ending 15 days after it mails a Contract. When you cancel the Contract within this time period (known as the Free Look Period), You will receive whatever your Contract is worth on the day we receive your request for cancellation. This may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law.

Ownership

      You, as the Owner, are the person entitled to exercise all rights under the Contract. Joint Owners may be named for Non-Qualified Contracts. Prior to the Annuity Date, the Owner is the person designated in the application or as subsequently named.

      The Contract is either a group contract or an individual contract, depending on the state where We issue it. The individual contract is issued directly to the Owner. A group Contract is identical to the individual Contract except that it is issued to a contract holder, for the benefit of the participants in the group. Generally, if you are a participant in a group then you will receive a certificate evidencing your ownership. You, as the owner of a certificate, are entitled to all the rights and privileges of ownership. As used in this prospectus, the term Contract refers to your certificate.

Beneficiary

The Beneficiary is the person(s) or entity you name to receive any Death Benefit Amount. Your designation of a Beneficiary may be subject to limitations or restrictions if the Contract is issued pursuant to a Qualified Plan. The Beneficiary is named at the time the Contract is issued. If no Beneficiary is designated, your estate will be the Beneficiary. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change of Beneficiary.

Change of Ownership

Non-Qualified Contracts:

      In the case of Non-Qualified Contracts and subject to applicable law, you may change ownership of the Contract or you may collaterally assign it at any time during the lifetime of the Annuitant prior to the Annuity Date, subject to the rights of any irrevocable beneficiary. Assigning a Contract, or changing the ownership of a Contract may be a taxable event. Any change of ownership or assignment must be made in writing. We must approve any change of ownership or assignment. Any assignment and any change, if approved, will be effective as of the date on which it is written. Jefferson National assumes no liability for any payments made or actions it takes before a change is approved or an assignment is accepted, or responsibility for the validity of any assignment.

Qualified Contracts:

      In the case of Qualified Contracts, you generally may not change ownership of the Contract nor may you transfer it, except for assignments and transfers by the trustee of an exempt employee's trust which is part of a retirement Plan qualified under Section 401 of the Code. Except as noted, if you own a Qualified Contract, you may not sell, assign, transfer, discount, or pledge (as collateral for a loan or as security for the performance of an obligation or for any other purpose) the Contract.

      MODIFICATION. Jefferson National may modify the Contract with your approval unless provided otherwise by the Contract or to comply with applicable law. After the Contract has been in force, Jefferson National may modify it except that the Mortality and Expense Risk Charge, the Withdrawal Charges and the administrative fees cannot be increased.

      A group Contract will be suspended automatically on the effective date of any modification initiated by Jefferson National if Contract Owner fails to accept the modification. Effective with suspension, no new Participants may enter the Plan but further Purchase Payments may be made on your behalf and on the behalf of other Participants then covered by the Contract.

      No modification may affect Annuitants in any manner unless deemed necessary to comply with the requirements of federal or state statutes or any rule or regulation of the United States Treasury Department.

Requesting Transactions or Obtaining Information About your Contract

      You may request transactions or obtain information about your Contract by submitting a request to Us in writing via U.S. Mail. Subject to Our administrative rules and procedures, We may also allow you to submit a request through other means.

      TELEPHONE AND WEBSITE TRANSACTIONS. You can elect to request transactions and receive information about your Contract by telephone (866-667-0561) or though our Website (www.jeffnat.com). All transaction requests are processed subject to Our administrative rules and procedures. If you do not want the ability to request transactions or receive information about your Contract by telephone or through Our Website, you should notify Us in writing.

      We will accept transaction requests from your Registered Representative and/or your Investment Advisor. You can also authorize someone else, via submitting a power of attorney in good order, to request transactions for you. If you own the Contract with a Joint Owner, We will accept instructions from and provide information to either you or the other Owner.

      We will use reasonable procedures to confirm that instructions given to Us by telephone are genuine. All telephone calls will be recorded and the caller will be asked to produce personal information before We will make the telephone transaction. A password will be required for Website transfers. We will send you a confirmation of all transactions. If We fail to use such procedures We may be liable for any losses due to unauthorized or fraudulent instructions.

      SECURITY OF ELECTRONIC COMMUNICATIONS WITH US. Our Website uses generally accepted and available encryption software and protocols, including Secure Socket Layer. This is to prevent unauthorized people from eavesdropping or intercepting information you send or receive from Us, via the website. This may require that you use certain readily available versions of web browsers. As new security software or other technology becomes available, We may enhance Our systems.

      You will be required to provide your user ID and password to access your Secure Online Account and perform transactions at Our Website. Do not share your password with anyone else. We will honor instructions from any person who provides correct identifying information, and We may not be responsible for fraudulent transactions We believe to be genuine based on these procedures. Accordingly, you may bear the risk of loss if unauthorized persons conduct any transaction on your behalf. You can reduce this risk by checking your Secure Online Account regularly which will give you an opportunity to prevent multiple fraudulent transactions.

      Avoid using passwords that can be guessed and consider changing your password frequently. Our employees or representatives will not ask you for your password. It is your responsibility to review your Secure Online Account and to notify Us promptly of any unauthorized or unusual activity. We only honor instructions from someone logged into Our secure Website using a valid user ID and password.

      We cannot guarantee the privacy or reliability of e-mail, so We will not honor requests for transfers or changes received by e-mail, nor will We send sensitive account information through unsecured e-mail. All transfers or changes should be made through Our secure Website. If you want to ensure that Our encryption system is operating properly, go to the icon that looks like a "locked padlock." This shows that encryption is working between your browser and Our web server. You can click or double-click on the padlock to get more information about the server. When you click the "view certificate" button (in FireFox) or the "subject" section (in Internet Explorer), you should see "Jefferson National Financial Corp." listed as the owner of the server you are connected to. This confirms that you are securely connected to Our server.

      Subject to the earlier cut-off times described below, transfer requests received by Jefferson National before the close of trading on the New York Stock Exchange (currently 4:00 PM Eastern time) will be initiated at the close of business that day. If we receive a request later it will be initiated at the close of the next Business Day.

Options When You Terminate Your Participation In The Plan (For Group Contracts
Only)

      If you terminate your participation in a Plan before the Annuity Date, you will have the following options:

      (a) leave the Individual Account in force under the Contract, and your investment will continue to participate in the investment results of the Investment Option(s) you select. On the Annuity Date, you will begin to receive Annuity Payments. During the interim, you may elect any of the Annuity Options described below prior to the Maximum Maturity Date, This option will automatically apply, unless you file a written election of another option.

      (b) apply your Contract Value to provide Annuity Payments which begin immediately.

      (c) convert the Individual Account to an individual variable annuity contract of the type We are then offering.

      (d) terminate the Individual Account and receive the Contract Value less any applicable charges and outstanding loans.

Purchase

Purchase Payments

      A Purchase Payment is the money you give Us to buy the Contract. You can make Purchase Payments at any time before the Annuity Date. Jefferson National reserves the right to refuse any Purchase Payment.

      The Purchase Payment requirements are as follows:

      o For TSAs, the minimum initial and subsequent Purchase Payment is $50.

      o For IRAs, the minimum initial investment is $2,000 and the minimum amount of each additional Purchase Payment is $50.

      o For Non-Qualified Contracts, the minimum initial investment is $5,000 and the minimum amount of each additional lump sum Purchase Payment is $2,000 (or $200 per month).

      o If your Purchase Payment would exceed $2,000,000, the Purchase Payment will only be accepted with Our prior approval.

      We reserve the right to accept purchase payments in amounts less than the minimums set forth above. The maximum of total Purchase Payments is $2,000,000 without Our prior approval and will be subject to such terms and conditions as We may require.

      Jefferson National must approve each application. When Jefferson National accepts your application, it will issue you a Contract and allocate your Purchase Payment as described below.

Allocation of Purchase Payments

      You control where your Purchase Payments are invested. When you purchase a Contract, We will allocate your Purchase Payment according to your Investment Allocation of Record, which you can change at any time for future Purchase Payments. When you make additional Purchase Payments, We will allocate them based on the Investment Allocations of Record in effect when We receive the Purchase Payment. Allocation percentages must be in whole numbers.

      Once We receive your Purchase Payment and the necessary information, We will issue your Contract and allocate your first Purchase Payment within 2 Business Days. If you do not provide Us all of the information needed, We will contact you to get it. If for some reason We are unable to complete this process within 5 Business Days, We will either send back your money or get your permission to keep it until We get all of the necessary information. The method of payment (e.g., check, wire transfer, electronic funds transfer) may affect when your Purchase Payment is received by Us.

      If you add more money to your Contract by making additional Purchase Payments, We will credit these amounts to your Contract as of the Business Day We receive your Purchase Payment. Our Business Day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time.

Investment Options

Investment Portfolios

      The Contract offers several Sub-accounts of the Variable Account, each of which invests exclusively in an Investment Portfolio listed in Appendix A of this prospectus. During the Accumulation Period, money you invest in the Sub-accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Investment Portfolios in which those Sub-accounts invest. You bear the investment risk that those Investment Portfolios might not meet their investment objectives. Additional Investment Portfolios may be available in the future. If you elect variable Annuity Payments, during the Annuity Period, the variable portion of your Annuity Payment will vary based on the performance of the Investment Portfolios.

      You should read the prospectuses for these Investment Portfolios carefully. Copies of these prospectuses will be sent to you with your Contract. If you would like a copy of the underlying Investment Portfolio prospectuses, visit Our Website or call Us at: (866) 667-0561. See Appendix A which contains a summary of investment objectives for each Investment Portfolio.

      The investment objectives and policies of certain of the Investment Portfolios are similar to investment objectives and policies of other mutual funds managed by the same investment advisers. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation that, the investment results of similar funds will be comparable even though the Investment Portfolios have the same investment advisers.

      A significant portion of the assets of certain of the Investment Portfolios come from investors who take part in certain strategic and tactical asset allocation programs. These Investment Portfolios anticipate that investors who take part in these programs may frequently redeem or exchange shares of these Investment Portfolios, which may cause the Investment Portfolios to experience high portfolio turnover. Higher portfolio turnover may result in the Investment Portfolios paying higher levels of transaction costs. Large movements of assets into and out of the Investment Portfolios may also negatively impact an Investment Portfolio's ability to achieve its investment objective. In addition, the extent to which Contracts are owned by investors who engage in frequent redemptions or exchanges involving Investment Portfolios which do not limit such activity may result in more redemption and exchange activity in other Investment Portfolios which impose limits on such activity. The adverse impact, if any, of such activity will be constrained by the limits those other Investment Portfolios impose on frequent redemption or exchange activity. Refer to the Investment Portfolios' prospectuses for more details on the risks associated with any specific Investment Portfolio.

      Shares of the Investment Portfolios are offered in connection with certain variable annuity Contracts and variable life insurance policies of various life insurance companies, which may or may not be affiliated with Us. Certain Investment Portfolios are also sold directly to qualified Plans. The funds do not believe that offering their shares in this manner will be disadvantageous to you.

Administrative, Marketing and Support Services Fees

      Jefferson National and the principal underwriter for the Contracts have arrangements with the investment advisor, subadvisor, distributor, and/or affiliated companies of most of the Investment Portfolios under which Jefferson National and the principal underwriter for the Contracts receive payments in connection with the provision of administrative, marketing or other support services to the Investment Portfolios. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that Jefferson National and the principal underwriter for the contracts incur in promoting, issuing, distributing and administering the contracts. Jefferson National and its affiliates may profit from these fees.

      The payments are generally based on a percentage of the average assets of each Investment Portfolio allocated to the investment options under the Contract or other contracts offered by Jefferson National. The amount of the fee that an Investment Portfolio and its affiliates pay Jefferson National and/or Jefferson National's affiliates is negotiated and varies with each Investment Portfolio. Aggregate fees relating to the different Investment Portfolio may be as much as 0.50% annually of the average net assets of an Investment Portfolio attributable to the relevant contracts. This amount may change at any time without notice. A portion of these payments may come from revenue derived from the distribution and/or service fees (12b-1 fees) that are paid by an Investment Portfolio out of its assets as part of its total annual operating expenses.

Selection of Investment Portfolios

      The Company selects the Investment Portfolios based on several criteria, including without limitation, asset class coverage, the strength of the investment adviser's (or sub-adviser's) reputation and tenure, brand recognition, performance, advisor or customer interest, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Investment Portfolio, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates as described above. The Company reviews each Investment Portfolio periodically after it is selected. Upon review, the Company may remove an Investment Portfolio or restrict allocation of additional Purchase Payments and or transfers of Contract Value to an Investment Portfolio if it determines the Investment Portfolio no longer meets one or more of the criteria and/or if the Investment Portfolio has not attracted significant Contract owner assets. The Company does not recommend or endorse any particular Investment Portfolio, and does not provide investment advice

The Fixed Account

      During the Accumulation Period, you can invest in the Fixed Account of Jefferson National. The Fixed Account offers an interest rate that is guaranteed by Jefferson National to be no less than 3% or the minimum rate prescribed by applicable state law. From time to time, We may change the interest rate credited to amounts invested in the Fixed Account. If you select the Fixed Account, your money will be placed with the other general assets of Jefferson National. The Fixed Account may not be available in your state.

      The Fixed Account is not registered under the federal securities laws and it is generally not subject to its provisions. The staff of the SEC has not reviewed the disclosure related to the Fixed Account. The disclosure may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

      The Administrative Charge and the Mortality and Expense Risk Charge do not apply to amounts allocated to the Fixed Account.

      If you buy the Contract as a TSA or under certain other qualified Plans, the Contract may contain a provision that allows you to take a loan against the Contract Value you have allocated to the Fixed Account. Loan provisions are described in detail in your Contract.

      See your Contract for more information regarding the Fixed Account.

The General Account

      During the Annuity Period, the portion of your Annuity Payments that are fixed will be paid out of Our general account. We guarantee a specified interest rate used in determining the Annuity Payments. If you elect a fixed Annuity Payment, the fixed portion of your Annuity Payments will remain level.

Voting Rights

      Jefferson National is the legal owner of the Investment Portfolio shares. However, when an Investment Portfolio solicits proxies in conjunction with a vote of its shareholders, We will send you and other owners materials describing the matters to be voted on. You instruct Us how you want Us to vote your shares. When We receive those instructions, We will vote all of the shares We own and those for which no timely instructions are received in proportion to those instructions timely received. As a result of proportional voting, the vote of a small number of contract owners could determine the outcome of a proposal subject to a shareholder vote. Should We determine that We are no longer required to follow this voting procedure, We will vote the shares ourselves.

Substitution

      It may be necessary to discontinue one or more of the Investment Portfolios or substitute a new Investment Portfolio for one of the Investment Portfolios you have selected. New or substitute Investment Portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will notify you of Our intent to do this. We will obtain any required prior approval from the Securities and Exchange Commission before any such change is made.

Transfers

      You can transfer money among the Fixed Account and the Investment Portfolios. Transfers may be deferred as permitted or required by law. See Suspension of Payments or Transfers Section below.

      EARLY CUT-OFF TIMES Certain Investment Portfolios impose transfer cut-off times before the end of the Business Day. See Appendix A for a list of Investment Portfolios with early cutoff times. This list may change without notice. These early cut-off times do not apply to premium payments or contract withdrawals.

      TRANSFERS DURING THE ACCUMULATION PERIOD. You can make a transfer to or from the Fixed Account, and to or from any Investment Portfolio. Transfers may be made by contacting Our administrative offices or through Our Website. The following apply to any transfer during the Accumulation Period:

      1.    Limits on transfers out of the Fixed Account may apply.

      2. Your request for a transfer must clearly state which Investment Options are involved in the transfer.

      3. Your request for transfer must clearly state how much the transfer is for.

      4. Your right to make transfers is subject to modification if We determine, in Our sole opinion, that the exercise of the right by one or more owners is, or would be, to the disadvantage of other owners.

      5. We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the Accumulation Period.

      TRANSFERS DURING THE ANNUITY PERIOD. The following apply to any transfer during the Annuity Period:

      1. You may not transfer funds to the Fixed Account during the Annuity Period.

      2.    You may only make transfers between the Investment Portfolios.

      3. We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the Annuity Period.

      This product is not designed for professional market timing strategies by third parties. We reserve the right to modify or terminate the transfer privileges described above.

Excessive Trading Limits

      The Contracts are first and foremost annuity contracts, designed for retirement or other long-term financial planning purposes, and are not designed for market timers or other persons that make frequent transfers. The use of such transfers can be disruptive to any underlying Investment Portfolio and harmful to other contract owners invested in the Investment Portfolio.

      We reserve the right to limit transfers in any Contract year, or to refuse any transfer request for an Owner, Registered Representative, Investment Advisor or other third party acting under a Limited Power of Attorney, for any reason, including without limitation, if:

      o We believe, in Our sole discretion, that excessive trading by the Owner, or a specific transfer request, submitted by a third party advisor, or a group of transfer requests, may have a detrimental effect on the Accumulation Unit values of any Sub-account or the share prices of any Investment Portfolio or would be detrimental to other Owners; or

      o We are informed by one or more Investment Portfolios that they intend to restrict the purchase of Investment Portfolio shares because of excessive trading because the transfer request is large in relation to total assets of the Investment Portfolio, or because they believe that a specific transfer or group of transfers would have a detrimental effect on the price of Investment Portfolio shares; or

      o We are informed by one or more Investment Portfolios that they are unwilling to accept (or will not accept for a certain number of days) a transfer request whether due to the frequency of trading or the size of the transfer request; or

      o the requested transaction violates Our administrative rules designed to detect and prevent market timing.

      The restrictions imposed may include, but are not limited to, restrictions on transfers (e.g., by not processing requested transfers, limiting the number of transfers allowed, and/or the dollar amount, requiring holding periods, allowing transfer requests by U.S. Mail only, etc.) or even prohibitions on them for particular owners who, in Our view, or in the view of an investment advisor to an Investment Portfolio, have abused or appear likely to abuse the transfer privilege. These restrictions do not apply to redemptions from the Contract.

      We may apply restrictions in any manner reasonably designed to prevent transfers that We consider disadvantageous to other Owners. These excessive trading limits apply to all owners. However, using our processes and procedures, we may not detect all market timers, prevent frequent transfers, or prevent harm caused by excessive transfers. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing activities while preventing others.

      SHORT-TERM TRADING RISK. Frequent exchanges among Investment Portfolios by Owners can reduce the long-term returns of the underlying funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the underlying fund's performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund's net asset value.

      The insurance-dedicated mutual funds available through the Investment Portfolios are also available in products issued by other insurance companies. These funds carry a significant risk that short-term trading may go undetected. The funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by contract owners.

      As outlined below, We have adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same mutual funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short-term trading will prove ineffective in whole or in part to detect or prevent frequent trading. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing while preventing others. Please review the underlying funds' prospectuses for specific information about the funds' short-term trading policies and risks.

Frequent Trading

      In an effort to alleviate the lack of transparency inherent in omnibus accounts, the Company developed technology that permits each Investment Portfolio to see, on a real time basis, the transfer requests that will impact that Investment Portfolio when the Company places the omnibus account trade at the end of that Business Day. In addition, the Investment Portfolios are also able to generate reports out of the same system that allow the Investment Portfolio to look for trading patterns that may be harmful to the Investment Portfolio. Essentially, this system attempts to provide each Investment Portfolio with the data it needs to empower the Investment Portfolio to enforce its active trading policies and procedures on a similar basis as if the Investment Portfolio was being offered on a retail basis, as opposed to inside of a variable annuity. As stated above, the Company reserves the right to enforce any decision made by an Investment Portfolio pursuant to its active trading policies and procedures, and to take any actions to delay or deny any pending transfer request, as well as blocking future trading within an Investment Portfolio.

      If a current or future transfer request is restricted or denied in accordance with our administrative procedures, the person placing the transfer request will be notified (you, or your Investment Advisor). The statement of additional information contains more information about market timing arrangements, if any, and disclosure of Investment Portfolio securities to individuals, if any.

      In its sole discretion, the Company may revise its frequent trading procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners or Investment Portfolio shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on active traders (such as dollar or percentage limits on transfers).

Dollar Cost Averaging Program

      The Dollar Cost Averaging Program (DCA Program) allows you to systematically transfer a set amount either monthly, quarterly, semi-annually or annually. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. However, this is not guaranteed.

      Subject to Our administrative procedures, you may specify the Business Day on which dollar cost averaging transfers will be made. You can sign up for the DCA Program for a specified time period. The DCA Program will end when the value in the Investment Option(s) from which you are transferring is zero. We will notify you when that happens. A transfer request will not automatically terminate the DCA Program.

      There is no additional charge for the DCA Program. However, We reserve the right to charge for the DCA Program in the future. We reserve the right, at any time and without prior notice, to terminate, suspend or modify the DCA Program. The DCA Program may vary by state.

      Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the Fixed Account or selected Investment Portfolio(s) regardless of fluctuating price levels of the Investment Portfolio(s). You should consider your financial ability to continue the DCA Program through periods of fluctuating price levels.

Rebalancing Program

      Once your money has been allocated among the Investment Portfolios, the performance of each Investment Portfolio may experience different gains and losses at different times, which will cause your allocation to shift. You can direct Us to automatically rebalance your Contract to return to your original Investment Allocation of Record or some other allocation of your choosing by selecting Our Rebalancing Program. When you elect the Rebalancing Program, you must specify the date on which you would like the initial rebalancing to occur and the frequency of the rebalancing (i.e. monthly, quarterly, semi-annually or annually). We will measure the rebalancing periods from the initial rebalancing date selected. You can discontinue the Rebalancing Program at any time. You can modify rebalancing percentages for future rebalancing by submitting your request prior to the next rebalancing date. Currently, there is no charge for participating in the Rebalancing Program. We reserve the right, at any time and without prior notice, to terminate, suspend or modify this program.

      EXAMPLE: Assume that you want your initial Purchase Payment split between 2 Sub-accounts. You want 40% to be in the Bond Portfolio Sub-account and 60% to be in the Growth Portfolio Sub-account. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Bond Portfolio Sub-account now represents 50% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, Jefferson National would sell some of your units in the Bond Portfolio Sub-account to bring its value back to 40% and use the money to buy more units in the Growth Portfolio Sub-Account to increase those holdings to 60%.

Advisory Fee Withdrawals

      Jefferson National understands the importance to you of having advice from a financial advisor regarding your investments in the Contract. Jefferson National has not made any independent investigation of these investment advisors and is not endorsing such programs. You may be required to enter into an advisory agreement with your Investment Advisor to have the fees paid out of your Contract during the Accumulation Period.

      Jefferson National will, pursuant to an agreement with you, make a partial withdrawal from the value of your Contract to pay for the services of your Investment Advisor. If the Contract is non-qualified, the withdrawal will be treated like any other distribution and may be included in gross income for federal tax purposes and may impact the benefits available under your contract. Further, if you are under age 59 1/2 it may be subject to a tax penalty. If the Contract is qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. Additionally, any withdrawals for this purpose may be subject to a withdrawal charge (Withdrawal Charge). You should consult a tax advisor regarding the tax treatment of the payment of investment advisor fees from your Contract. Furthermore, please see the "Taxes - Partial 1035 Exchanges" section for further information regarding advisory fee withdrawals following a partial 1035 exchange.

Interest Sweep Program

      You can elect to transfer (sweep) your interest from the Fixed Account to the Sub-accounts on a periodic and systematic basis. Currently, there is no charge for the Interest Sweep Program.

Expenses

      There are charges and other expenses associated with the Contract that reduce the return on your investment in the Contract. These charges and expenses are:

Insurance Charges

      Each day, We make a deduction for Insurance Charges. These charges include the Annual Expenses of the Variable Account (Mortality and Expense Risk Fees plus the Administrative Charge). The Insurance Charges do not apply to amounts allocated to the Fixed Account.

      The Insurance Charges compensate the Company for all the insurance benefits, e.g., guarantee of annuity rates, the death benefit, for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract. These charges include the Variable Account Annual Expenses (Mortality and Expense Risk Fees plus the Administrative Charge). The Insurance Charges are included as part of Our calculation of the value of the Accumulation Units and the Annuity Units. If the Insurance Charges are insufficient, then We will bear the loss. Any profits we derive from the Insurance Charges will become part of our general account assets and can be used for any lawful purpose, including the costs of selling the contracts.

      The Insurance Charges will be as follows:

                            Current Insurance Charge
                        -------------------------------
                                     1.40%
Annual Administrative Fee

      On each Contract Anniversary during the Accumulation Period, We deduct $30 from your Contract as an Annual Administrative Fee. We reserve the right to reduce or waive the fee. This charge is for certain administrative expenses associated with the Contract.

      We do not deduct the Annual Administrative Fee if the value of your Contract is $25,000 or more on the Contract Anniversary. If you make a full withdrawal on other than a Contract Anniversary, and the value of your Contract is less than $25,000, We will deduct the full Annual Administrative Fee at the time of the full withdrawal. If, when you begin to receive Annuity Payments, the Annuity Date is a different date than your Contract Anniversary, We will deduct the full Annual Administrative Fee on the Annuity Date unless the Contract Value on the Annuity Date is $25,000 or more.

      The Annual Administrative Fee will be deducted first from the Fixed Account. If there is insufficient value in the Fixed Account, the fee will then be deducted from the Sub-account with the largest balance.

      No Administrative Fee is deducted during the Annuity Period.

Withdrawal Charge

      During the Accumulation Period, you can make withdrawals from your Contract. Withdrawals are taken from earnings first and then Purchase Payments. A Withdrawal Charge may be assessed against Purchase Payments withdrawn. Each Purchase Payment has its own Withdrawal Charge period. When you make a withdrawal, the charge is deducted from Purchase Payments (oldest to newest). Subject to the waivers discussed below, if you make a withdrawal and it has been less than the stated number of years since you made your Purchase Payment, you will have to pay a Withdrawal Charge. The Withdrawal Charge compensates Us for expenses associated with selling the Contract. The charge is a percentage of the amount you withdraw (not to exceed 8.5% of the aggregate amount of the Purchase Payments made) and equals:

NUMBER OF YEARS
FROM RECEIPT                                                          WITHDRAWAL
OF PURCHASE PAYMENT                                                     CHARGE
--------------------------------------------------------------------------------
First Year.........................................................       9%
Second Year........................................................       9%
Third Year.........................................................       8%
Fourth Year........................................................       7%
Fifth Year.........................................................       5%
Sixth Year.........................................................       3%
Seventh Year and later.............................................       0%
--------------------------------------------------------------------------------

      In addition, the following circumstances further limit or reduce Withdrawal Charges, in some states, as applicable:

      o for issue ages up to 52, there is no Withdrawal Charge for withdrawals made after the 15th Contract year;

      o for issue ages 53 to 56, there is no Withdrawal Charge for withdrawals made after you attain age 67;

      o for issue ages 57 and later, any otherwise applicable Withdrawal Charge will be multiplied by a factor ranging from 0.9 to 0 for Contract years one through ten and later, respectively.

      FREE WITHDRAWALS. Subject to any applicable limitations,, each Contract year you can withdraw money from your Contract, without a Withdrawal Charge, in an amount equal to the greater of:

      o 10% of the value of your Contract (on a non-cumulative basis) (excluding payments made by Us to Your Investment Advisor);

      o the IRS minimum distribution requirement for this Contract if it was issued as an individual retirement annuity or in conjunction with certain qualified retirement Plans; or

      o the total of your Purchase Payments that have been in the Contract for 7 or more complete years.

      On or after the Annuity Date, We may assess Withdrawal Charges for withdrawals made under the Fourth and Fifth Annuity Options. We will not assess withdrawal charges which would otherwise apply:

      (i)   if the Annuitant dies;

      (ii)  if you die; or

      (iii) if We make payments under an annuity option that begins at least four years after the effective date of the Contract and is paid under any life Annuity Option, or any option with payments for a minimum period of five years.

      If you withdraw your entire Contract Value, We will deduct the Withdrawal Charge from the Contract Value and pay the balance to you.

      If you make a partial withdrawal and you request to receive a specific amount, unless you instruct us otherwise, we will deduct the Withdrawal Charge from your remaining Contract Value after the withdrawal and pay you the amount you requested.

Waiver of Withdrawal Charge

      In addition to the free withdrawal amount discussed above, the Withdrawal Charge may be waived under certain circumstances. If the Contract is owned by Joint Owners, these benefits apply to either owner.

      UNEMPLOYMENT. Once per Contract year, We will allow an additional free withdrawal of up to 10% of your Contract Value if:

      o     your Contract has been in force for at least 1 year;

      o you provide Us with a letter of determination from your state's Department of Labor indicating that you qualify for and have been receiving unemployment benefits for at least 60 consecutive days;

      o you were employed on a full time basis and working at least 30 hours per week on the date your Contract was issued;

      o     your employment was involuntarily terminated by your employer; and

      o you certify to Us in writing that you are still unemployed when you make the withdrawal request.

      This benefit may be used by only one person including in the case of Joint Owners or if the Contract is continued by a spouse after the death of the Owner. This benefit may not be available in your state.

      NURSING CARE CONFINEMENT. Once per Contract year, We will allow an additional free withdrawal of up to 10% of your Contract Value if:

      o you are confined in a qualified nursing care center (as defined in the rider to the Contract) for 90 consecutive days;

      o     confinement begins after the first Contract year;

      o confinement is prescribed by a qualified physician and is medically necessary;

      o request for this benefit is made during confinement or within 60 days after confinement ends; and

      o     We receive due proof of confinement.

      This benefit may be used by only one person including in the case of Joint Owners or if the Contract continued by a spouse after the death of the Owner. This benefit may not be available in your state.

      TERMINAL ILLNESS. You may take one free withdrawal of up to 100% of your Contract Value after a qualified physician (as defined in the rider to the Contract) provides notice that the Owner has a terminal illness (which is expected to result in death within 12 months from the notice).

      o To qualify, the diagnosis and notice must occur after the first Contract year ends.

      o This benefit is not available if you have a terminal illness on the date the Contract is issued. All other limitations under the Contract apply.

      This benefit may only be used one time including in the case of Joint Owners or if the Contract continued by a spouse after the death of the Owner. If the Contract is continued by a spousal Beneficiary, this benefit will not be available if used by the previous Owner. This benefit may not be available in your state.

Reduction or Elimination of the Withdrawal Charge

      We may reduce or eliminate the amount of the Withdrawal Charge when the Contract is sold under circumstances which reduce Our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the Contract or a prospective purchaser already had a relationship with Us. We will not deduct a Withdrawal Charge when a Contract is issued to an officer, director or employee of Our company or any of Our affiliates. Any circumstances resulting in the reduction or elimination of the Withdrawal Charge requires Our prior written approval. In no event will reduction or elimination of the Withdrawal Charge be permitted where it would be unfairly discriminatory to any person.

Investment Portfolio Expenses

      There are deductions from and expenses paid out of the assets of the various Investment Portfolios, which are described in the Investment Portfolio prospectuses. The Investment Portfolio Expenses Charges are included as part of Our calculation of the value of the Accumulation Units and the Annuity Units. We reserve the right to charge transfer fees imposed by the Investment Portfolios for excessive transfers.

Premium Taxes

      Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from the Contract Value for them. These taxes are generally due either when premium payments are made or when Annuity Payments begin. It is Our current practice to deduct these taxes when the tax is due. Premium taxes currently range from 0% to 3.5%, depending on the jurisdiction. For a list of states and taxes, see Appendix C.

Income Taxes

      We will deduct from the Contract any income taxes, which We incur because of the Contract. At the present time, We are not making any such deductions.

Contract Value

      Your Contract Value is the sum of your assets in the various Sub-accounts of the Variable Account and the Fixed Account. The Contract Value may not be the value available for withdrawal, surrender or annuitization. The value of any assets in the Sub-account(s) will vary depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of your Contract Value in a Sub-account, We use a unit of measure called an Accumulation Unit. During the Annuity Period of your Contract, We call the unit an Annuity Unit. The Contract Value is affected by the investment performance of the Investment Portfolios, the expenses of the Investment Portfolios and the deduction of fees and charges under the Contract.

Accumulation Units

      Every Business Day, We determine the value of an Accumulation Unit for each of the Sub-accounts by multiplying the Accumulation Unit value for the previous Business Day by a factor for the current Business Day. The factor is determined by:

      1. dividing the value of a Sub-account share at the end of the current Business Day (and any charges for taxes) by the value of a Sub-account share for the previous Business Day; and

      2.    subtracting the daily amount of the Insurance Charges.

      The value of an Accumulation Unit may go up or down from Business Day to Business Day.

      When you make a Purchase Payment, We credit your Contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to a Sub-account by the value of the Accumulation Unit for that Sub-account on that Business Day. When you make a withdrawal, We deduct Accumulation Units from your Contract representing the withdrawal. We also deduct Accumulation Units when We deduct certain charges under the Contract. Whenever We use an Accumulation Unit value, it will be based on the value next determined after receipt of the request or the Purchase Payment.

      We calculate the value of an Accumulation Unit for each Sub-account after the New York Stock Exchange closes each Business Day and then credit your Contract.

      EXAMPLE: On Wednesday We receive an additional Purchase Payment of $4,000 from you. You have told Us you want this to go to the Equity Portfolio Sub-account. When the New York Stock Exchange closes on that Wednesday, We determine that the value of an Accumulation Unit for the Equity Portfolio Sub-account is $12.25. We then divide $4,000 by $12.25 and credit your Contract on Wednesday night with 326.53 Accumulation Units for the Equity Portfolio

Sub-account.

Access to Your Money

      You can have access to the money in your Contract:

      o     by making a withdrawal (either a partial or a complete withdrawal);

      o     by electing to receive Annuity Payments;

      o where available, obtaining a loan based on the value of your Contract; or

      o     when a death benefit is paid to your Beneficiary.

      Withdrawals can only be made during the Accumulation Period. For certain Qualified Contracts, your withdrawal rights may be restricted and may require the consent of your spouse as required under the Code.

      When you make a complete withdrawal, you will receive the Contract Value on the Business Day you made the withdrawal, less any applicable Withdrawal Charge, less any premium tax, less any outstanding Loan Amount (including the pro rata interest accrued), and less any Administrative Fee.

      If you make a partial withdrawal, You must tell Us which Investment Option (Sub-account or the Fixed Account) you want the withdrawal to come from. Under most circumstances, the amount of any partial withdrawal from any Sub-account or the Fixed Account must be for at least $250. Jefferson National may require that after a partial withdrawal is made there must be at least $500 left in your Contract.

      Once We receive your request for a withdrawal from an Investment Option We will pay the amount of that withdrawal within 7 days. Withdrawals may be deferred as permitted or required by law. See "Suspension of Payments or Transfers" section.

      A withdrawal may result in a withdrawal charge and/or tax consequences (including an additional 10% tax penalty under certain circumstances).

      Certain withdrawal restrictions may apply if your Contract is issued in connection with a Section 403(b) tax-qualified plan (also known as a tax-sheltered annuity). See "Withdrawal Charge" and "Taxes" in this Prospectus.

Suspension of Payments or Transfers

      We may be required to suspend or postpone withdrawals or transfers for any period when:

      1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

      2.    trading on the New York Stock Exchange is restricted;

      3. an emergency exists as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or We cannot reasonably value the shares of the Investment Portfolios;

      4. during any other period when the SEC, by order, so permits for the protection of owners.

      We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law but not for more than six months. If mandated under applicable law, We may be required to reject a Purchase Payment and/or otherwise block access to an owner's Contract and thereby refuse to pay any request for transfers, partial withdrawals, surrenders, or death benefits. Once blocked, monies would be held in that Contract until instructions are received from the appropriate regulator.

Restrictions Under Optional Retirement Programs

      If you own your Contract in conjunction with participation in certain Optional Retirement Programs (ORP), you can withdraw your interest in the Contract only upon:

      (1) termination of employment in all public institutions of higher education as defined by applicable law;

      (2)   retirement; or

      (3)   death.

      Accordingly, you (as a participant in an ORP) may be required to obtain a certificate of termination from your employer before you can withdraw your interest. Certain Plans may have additional restrictions on distributions.

Restrictions Under Section 403(b) Plans

      If you own the Contract under a TSA or 403(b) Plan, you can only make withdrawals of amounts attributable to contributions you made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) under the following circumstances:

      (1)   when you reach age 59 1/2;

      (2)   when you leave your job;

      (3)   when you die;

      (4)   if you become disabled (as that term is defined in the Code);

      (5)   made in the case of hardship; or

      (6) made pursuant to a qualified domestic relations order, if otherwise permitted.

      Withdrawals for hardship are restricted to the portion of your Contract Value which represents contributions you made and does not include any earnings.

      The limitations on withdrawals became effective on January 1, 1989, and apply only to:

      o     salary reduction contributions made after December 31, 1988;

      o     income attributable to such contributions; and

      o     income attributable to amounts held as of December 31, 1988.

      The limitations on withdrawals do not affect rollovers or transfers between certain qualified Plans. Tax penalties may also apply.

Systematic Withdrawal Program

      The systematic withdrawal program allows you to receive automatic payments either monthly, quarterly, semi-annually or annually. Subject to Our administrative procedures, you can instruct Us to withdraw a specific amount, which can be a percentage of the Contract Value, or a dollar amount. All systematic withdrawals will be withdrawn from the Fixed Account and the Sub-accounts on a pro-rata basis, unless you instruct Us otherwise. You may elect to end the Systematic Withdrawal Program by notifying Us prior to the next systematic withdrawal. The Systematic Withdrawal Program will terminate automatically when the Contract Value is exhausted. Once the Contract Value is exhausted, we reserve the right to fully surrender the Contract. We do not currently charge for the Systematic Withdrawal Program, but reserve the right to do so in the future. However, the withdrawals may be subject to a Withdrawal Charge.

      Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.

Loans

      Your Contract may contain a loan provision issued in connection with certain qualified Plans. If you own a Contract which contains a loan provision, you may obtain loans using the Contract as the only security for the loan. Loans are subject to provisions of the Code and to applicable retirement program rules. You should consult a tax adviser and retirement Plan fiduciary before exercising loan privileges.

Loan provisions are described in detail in your Contract.

      The amount of any loan will be deducted from the Death Benefit Amount. Additionally, the amount of any loan will be deducted from any complete withdrawal. Loans will also affect the amount available for partial withdrawal.

      If you fail to repay the loan in accordance with the terms of the loan, your loan may default. A loan default may be treated as a withdrawal. A loan default will reduce your Contract Value. There may also be adverse tax consequences to a loan default. Consult with your tax adviser.

      A loan, whether or not repaid, will have a permanent effect on the Contract Value because the investment performance of the Investment Options will apply only to the unborrowed portion of the Contract Value. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable.

Death Benefit

Death Benefit During the Accumulation Period

      If you, or your Joint Owner, or the Annuitant (as determined by your Contract) die before Annuity Payments begin, We will pay a death benefit to your Beneficiary. If you have a Joint Owner, the surviving Joint Owner will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. Additional requirements may apply to qualified Contracts. After the Death Benefit Amount is calculated, it will remain invested in the investment portfolios in accordance with the allocation instructions given by the contract owner until We pay the death benefit, or until new instructions are given by the Beneficiary. The Death Benefit Amount in the Investment Portfolios will be subject to investment risk, which is borne by the Beneficiary.

Death Benefit Amount During the Accumulation Period

      If the death occurs prior to age 80 and before the seventh Contract Anniversary, the Death Benefit Amount will be the greater of:

      (1) the Contract Value as of the Business Day We receive due proof of death and a payment election; or

      (2) the total Purchase Payments you have made, less any partial withdrawals.

      If the death occurs prior to age 80 and any time after your seventh Contract Anniversary, the Death Benefit Amount will be the greater of:

      (1) the Contract Value as of the Business Day We receive due proof of death and a payment election; or

      (2) the Contract Value the day before the previous seven Contract Anniversaries plus any Purchase Payments made and less subsequent partial withdrawals since then; or

      (3)   the total Purchase Payments made, less any partial withdrawals.

      If death occurs after reaching the age of 80, the Death Benefit Amount will be the Contract Value on the date We receive due proof of death and a payment election. The Death Benefit Amount will be reduced by any outstanding loans.

Payment of the Death Benefit During the Accumulation Period

      Unless already selected by you, a Beneficiary must elect to have the Death Benefit Amount paid under one of the options described below in the event of the death of the Owner, Annuitant or a Joint Owner (as determined by your Contract) during the Accumulation Period (including, without limitation, non-qualified stretch options, which may vary by state).

      OPTION 1--lump sum payment of the Death Benefit Amount; or

      OPTION 2--the payment of the entire Death Benefit Amount within 5 years of the date of death of the Owner, Joint Owner, or Annuitant (as determined by your Contract); or

      OPTION 3--payment of the Death Benefit Amount under an Annuity Option over the lifetime of the Beneficiary, or over a period not extending beyond the life expectancy of the Beneficiary, with distribution, at least annually, beginning within 1 year of the date of death.

      Unless you have previously designated one of the payment options above, (including without limitation, non-qualified stretch options), a Beneficiary who is also the spouse of the deceased Owner may elect to:

      o continue the Contract in his or her own name at the then current Death Benefit Amount; or

      o     elect a lump sum payment of the Death Benefit Amount; or

      o     apply the Death Benefit Amount to an Annuity Option.

      The terms of the payment of the death benefit will be controlled by applicable provisions of the Internal Revenue Code. A "spouse" is as defined under Federal law. Where required by state law, the definition of spouse may be expanded to include a civil union partner or same sex spouse; however, the surviving partner of a civil union or same sex spouse is not afforded the benefits of a surviving spouse beneficiary under Tax Code section 72(s) and will incur a taxable event upon the death of his or her partner.

      If a lump sum payment is requested, the Death Benefit Amount will be paid within 7 days, unless the Suspension of Payments provision is in effect. Payment to the Beneficiary, in any form other than a lump sum, may only be elected during the 60-day period beginning with the date of receipt by Us of due proof of death.

Death Benefit During the Annuity Period

      If you, a joint Owner or the Annuitant (as determined by your Contract), dies during the Annuity Period, any remaining Guaranteed Annuity Payments under the Annuity Option elected will continue to be made at least as rapidly as under the method of distribution in effect at the time of death. Any such Annuity Payments will be made to the Beneficiary. If no Beneficiary is living, the remaining guaranteed Annuity Payments will be paid to the estate of the Annuitant.

Annuity Payments (The Annuity Period)

      Under the Contract you can receive regular income payments. We call these payments Annuity Payments. You can choose the date on which the Annuity Payments begin. We call that date the Annuity Date. The Annuitant is the person whose life We look to when We determine Annuity Payments.

      The Contract will automatically be forced into a fixed annuitization for a guaranteed period of ten years if you do not select an Annuity Date on or before the Annuitant attaining the Maximum Maturity Date. The terms of this required annuitization may vary by state.

      For a Contract held under a tax qualified retirement arrangement (other than an IRA), the Annuity Date generally may not be later than (i) April 1 of the year after the year in which the Annuitant attains age 70 1/2, or (ii) the calendar year in which the Annuitant retires if later. For a contract held as an IRA, once you attain age 701/2, you are required to either annuitize the Contract or take the required minimum distribution under the Code.

      You can also choose among income plans. We call those Annuity Options. You can elect an Annuity Option by providing Us with a written request. You can change the Annuity Option at any time up to 30 days before the existing Annuity Date. If you annuitize prior to the Maximum Maturity Date and do not choose an Annuity Option, We will assume that you selected Option 2, which provides a life annuity with 10 years of guaranteed Annuity payments.

      During the Annuity Period, you can choose to have fixed Annuity Payments (these payments will be based on the performance of Jefferson National's general account), variable Annuity Payments (these payments will come from the Investment Portfolios) or a combination of both. If you do not tell Us otherwise, your Annuity Payments will be based on the investment allocations that were in place on the Annuity Date. Unless you tell us otherwise, any money in the Fixed Account will be applied to a fixed annuity.

Annuity Payment Amount

      If you choose to have any portion of your Annuity Payments based on the performance of the Investment Portfolio(s), the dollar amount of your payment will depend upon:

      1) The Contract Value or the Death Benefit Amount (if the Annuity Option is selected to pay the Death Benefit Amount applied to a variable Annuity Option on the Annuity Date);

      2) The 3% or 5% (as you select prior to the Annuity Date) assumed investment rate used in the annuity table for the Contract;

      3)    The performance of the Investment Portfolio(s) you selected; and

      4)    The Annuity Option you selected.

      You can choose either a 3% or a 5% assumed investment rate (AIR). If the actual performance exceeds the 3% or 5% (as you selected) AIR, your Annuity Payments will increase. Similarly, if the actual rate is less than 3% or 5% (as you selected) your Annuity Payments will decrease. Using a higher AIR results in a higher initial Annuity Payment, but later Annuity Payments will increase more slowly when investment performance rises and decrease more rapidly when investment performance declines.

      On the Annuity Date, the Contract Value less any premium tax, less any outstanding Loan Amount, Withdrawal Charge, and less any Administrative Fee will be applied under the Annuity Option you selected. If you select an Annuity Date that is on or after the 4th Contract Anniversary, and you choose an Annuity Option that has a life contingency for a minimum of 5 years, We will apply your Contract Value, less any premium tax and less any outstanding Loan Amount to the Annuity Option you elect. If the Annuity Option is being elected to pay the Death Benefit Amount, the Death Benefit Amount will be applied under the Annuity Option elected.

      If your Annuity Payments would be less than $50 a month, We have the right to change the frequency of payments so that your Annuity Payments are at least $50. However, We will make Annuity Payments no less frequently than annually.

      Unless you notify Us otherwise, We will pay the Annuity Payments to you. You can change the payee at any time prior to the Annuity Date. Income from any distribution will be reported to you for tax purposes.

Annuity Options

      You can choose one of the following Annuity Options or any other Annuity Option which is acceptable to Us. After Annuity Payments begin, you cannot change the Annuity Option. If you elect payments on a variable basis, payments will vary in accordance with the investment results of the subaccounts of the Variable Account.

      The Contract will automatically be forced into a fixed annuitization for a guaranteed period of ten years if you do not select an Annuity Date on or before the Annuitant attaining (the Maximum Maturity Date. The terms of this required annuitization may vary by state.

      FIRST OPTION--INCOME FOR LIFE. Under this Annuity Option, We will make monthly Annuity Payments during the lifetime of the payee. The Annuity Payments will cease with the last monthly Annuity Payment due prior to the death of the payee. Of the first two Annuity Options, this Annuity Option offers the maximum level of monthly Annuity Payments since it would be possible under this option to receive only one Annuity Payment if the payee died prior to the due date of the second Annuity Payment and there is no provision for a Death Benefit Amount payable to a Beneficiary.

      SECOND OPTION--INCOME FOR LIFE WITH PAYMENT GUARANTEED FOR A FIXED NUMBER OF YEARS. Under this option, We will make monthly Annuity Payments during the lifetime of the payee with the guarantee that if, at the death of the payee, We have made Annuity Payments for less than 120, 180 or 240 months, as elected, We will continue to make Annuity Payments during the remainder of such period to your Beneficiary. If no Beneficiary is designated, Jefferson National will, in accordance with the Contract provisions, pay the payee's estate a lump sum equal to the present value, as of the date of death, of the number of guaranteed Annuity Payments remaining after that date, computed on the basis of the assumed net investment rate used in determining the first monthly payment. Because this option provides a specified minimum number of Annuity Payments, this option results in somewhat lower Annuity Payments per month than the First Option.

      THIRD OPTION--INCOME FOR LIFE WITH REFUND AT DEATH. Under this Annuity Option, We will make monthly Annuity Payments for the installment refund period. This is the time required for the sum of the Annuity Payments to equal the amount applied, and thereafter for the life of the payee. If the payee dies before We have refunded the amount applied under this Annuity Option, the present value of the remaining Annuity Payments will be paid to the designated Beneficiary in accordance with a settlement option then available as chosen by the Beneficiary.

      FOURTH OPTION--INCOME FOR SPECIFIED PERIOD. Under this Annuity Option, We will make monthly Annuity Payments for the number of years selected. The period may be from 3 through 20. If you elect to receive Annuity Payments under this Annuity Option on a variable basis, Annuity Payments will vary monthly in accordance with the net performance of the Sub-accounts of the Variable Account. If the payee dies before We have made the specified number of monthly Annuity Payments, the present value of the remaining Annuity Payments will be paid to the designated Beneficiary in a lump sum payment.

      To the extent that you select this Annuity Option on a variable basis, at any time during the Maturity Period you may elect that the remaining value:

      (1)   be paid in one sum, or

      (2) be applied to effect a lifetime annuity under one of the first two Annuity Options described above, as long as the distribution will be made at least as rapidly as during the life of the payee.

      Since you may elect a lifetime annuity at any time, the annuity rate and expense risks continue after the Annuity Date. Accordingly, We will continue to make deductions for Insurance Charges for these risks from the Individual Account values.

      FIFTH OPTION--INCOME OF SPECIFIED AMOUNT. Under this Annuity Option, We will make Annuity Payments of a designated dollar amount on a monthly, quarterly, semi-annual, or annual basis until your Contract Value under this Annuity Option, adjusted each Valuation Period to reflect investment experience, is exhausted within a minimum of three years and a maximum of 20 years. If the payee dies before the Contract Value is exhausted, We will pay the remaining Contract Value to the Beneficiary in a lump sum payment. In lieu of a lump sum payment, the Beneficiary may elect an Annuity Option for distribution of any amount on deposit at the date of the payee's death which will result in a rate of payment at least as rapid as the rate of payment during the life of the payee.

      If you elect this Option on a variable basis, at any time during the Annuity Period you may elect the remaining value be applied to provide a lifetime annuity under one of the first two Annuity Options described above, as long as the distribution will be made at least as rapidly as during the life of the payee. Since you may elect a lifetime annuity at any time, the annuity rate and expense risks continue during the Annuity Period. Accordingly, We will continue to make deductions for Insurance Charges the Individual Account values.

Taxes

      NOTE: Jefferson National has prepared the following information on taxes as a general discussion of the subject. Further information on taxes is contained in the Statement of Additional Information. It is not intended as tax advice to any individual. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract. If your Contract pays a death benefit upon the death of the annuitant, rather than owner, please consult a tax advisor regarding the tax treatment of this benefit. You should consult your tax adviser about your own circumstances.

      The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract. In addition, as provided in IRS regulations, we inform you that this material is not intended and cannot be referred to or used (1) to avoid tax penalties, or (2) to promote, sell or recommend any tax plan or arrangement.

Annuity Contracts in General

      When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money--generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your Contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

Tax Status of the Contracts

      Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

      Diversification Requirements. The Code requires that the investments of each investment division of the variable account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the Investment Portfolio in which it invests, will satisfy these diversification requirements.

      Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract. The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

      Distributions from a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over periods of time specified in the Code and applicable Treasury Regulations. The rules for Roth IRAs do not require distributions to begin during the Owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

      If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution periods, which are discussed in the Statement of Additional Information.

      For Individual Retirement Annuities, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all Individual Retirement Annuities, SEP IRAs or Simple IRAs. Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions".

      Other rules may apply to Qualified Contracts.

Taxation of Non-Qualified Contracts

      Non-Natural Person. If a non-natural person (e.g., a corporation or certain trusts) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the Contract value over the investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.

      The following discussion generally applies to Contracts owned by natural persons.

      Withdrawals. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract value immediately before the distribution over the Owner's investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

      Penalty Tax on Certain Withdrawals. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

      o     made on or after the taxpayer reaches age 59 1/2;

      o     made on or after the death of an Owner;

      o     attributable to the taxpayer's becoming disabled; or

      o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer and the Beneficiary. If the series of substantially equal periodic payments is modified before the later of the Owner attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

      Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

      Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each Annuity Payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an Annuity Payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each Annuity Payment is subject to tax as ordinary income.

      Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

      Transfers, Assignments or Exchanges of a Contract. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

      Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

      Multiple Contracts. All Non-Qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Owner during the same calendar year may be treated as one annuity contract for purposes of determining the amount includible in such Owner's income when a taxable distribution occurs.

      Partial 1035 Exchanges. The Internal Revenue Service issued Rev. Proc. 2011-38 that indicates that in the case of a Non-Qualified Contract, if a withdrawal is taken from either the original annuity contract or the receiving annuity contract within a 180 day period following a partial 1035 exchange that the partial 1035 exchange will not receive tax-free treatment. Thus, the tax-free nature of the partial exchange will be lost and the exchange will be retroactively treated as a taxable withdrawal (on the lesser of the earnings in the original contract or the amount exchanged). There are some exceptions to this rule and a prospective Owner should discuss any contemplated partial 1035 for a Non-Qualified Contract with a tax adviser.

      Owner (Investor) Control. For variable contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate some or all of your Account Values from one Investment Portfolio to another but you cannot direct the investments each Investment Portfolio makes. If you have too much "investor control" of the assets supporting the Investment Portfolio , then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.

      In 2003, the Internal Revenue Service ("IRS") in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. In describing the acceptability of the 20 fund options in the ruling, the IRS indicated that each fund had a different investment strategy and that the investment strategies of each fund was sufficiently broad to prevent the policyholder from making particular investment decisions through investment in a fund.

      The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the Contract Owner and the Company regarding the availability of a particular investment option and, other than the Contract Owner's right to allocate premium payments and transfer funds among the available subaccounts, all investment decisions concerning the subaccounts will be made by Us or an advisor in its sole and absolute discretion.

      Contracts such as this one, with more than 20 fund options, raise investor control concerns. It is possible that the IRS may determine that due to the number of different fund options and the fact that some funds may have the same investment strategy, there is an investor control issue with this Contract. However, at this time We believe that due to the lack of any arrangement, plan, contract or agreement between the contract holder and Us concerning the availability of particular options, based on the totality of the facts and circumstances, this contract satisfies the current IRS requirements.

      At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the Contract would no longer qualify for tax deferred treatment under section 72 of the Internal Revenue Code, the Company reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

Taxation of Qualified Contracts

      The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law. The Statement of Additional Information contains a summary discussion of certain tax rules generally applicable to Individual Retirement Accounts (IRAs), as defined in
Section 408 of the Code, Roth IRAs, as described in Code Section 408A, corporate pension and profit-sharing plans under Section 401(a) of the Code, Tax Sheltered Annuities under section 403(b) of the Code and certain deferred compensation plans under Code Section 457.

Required Minimum Distributions

      Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 701/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Seek Tax Advice

      The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contract Owner considering adoption of a qualified plan and purchase of a Contract in connection therewith should first consult a qualified tax advisor, with regard to the appropriateness of the contract as an investment vehicle for the qualified plan.

Possible Tax Law Changes

      Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

      We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

Other Information

Legal Proceedings

      Like other life insurance companies, there is a possibility that We may become involved in lawsuits. Currently, however, there are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither Jefferson National nor Jefferson National Securities Corporation, the distributor of the Contracts, is involved in any litigation that is of material importance in relation to their total assets or that relates to the Variable Account.

Abandoned Property Requirements

      Every state has unclaimed property laws that generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or the date the Death Benefit Amount is due and payable. For example, if the payment of the Death Benefit

      Amount has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the Death Benefit Amount, or the Beneficiary does not come forward to claim the Death Benefit Amount in a timely manner, the Death Benefit Amount will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or you last resided, as shown on our books and records, or to our state of domicile. Escheatment is the formal, legal name for this process. However, the state is obligated to pay the Death Benefit Amount (without interest) if your Beneficiary steps forward to claim it with proper documentation. To prevent your Contract's proceeds from being paid to the state abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please contact us to make such changes.

Proof of Age and Survival

      The Company may require proof of age or survival of any person on whose life annuity payments depend.

Misstatements

      If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply). The Company reserves the right to adjust future payments to offset any prior overpayments or underpayments.

Changes to Comply with Law and Amendments

      The Company reserves the right, without the consent of Owners, to suspend sales of the Contract and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

The Variable Account

      We established a separate account, Jefferson National Life Annuity Account E (Variable Account), to hold the assets that underlie the Contracts. Prior to May 1, 2003, the variable account was known as Conseco Variable Annuity Account E and prior to May 1, 1999, it was known as Great American Reserve Variable Annuity Account E. The Board of Directors of Jefferson National adopted a resolution to establish the Variable Account under Texas Insurance law on November 12, 1993. The Variable Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Variable Account is divided into Sub-accounts. Registration under the 1940 Act does not involve the supervision by the SEC of the management or investment policies or practices of the Variable Account. The Variable Account is regulated by the Texas Department of Insurance. Regulation by the state, however, does not involve any supervision of the Variable Account, except to determine compliance with broad statutory criteria. The assets of the Variable Account are held in Our name on behalf of the Variable Account and legally belong to Us. However, those assets that underlie the Contracts, are not chargeable with liabilities arising out of any other business We may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other Contracts We may issue.

      Where permitted by law, We may:

      o     create new separate accounts;

      o combine separate accounts, including combining the Variable Account with another separate account established by the Company;

      o transfer assets of the Variable Account, which We determine to be associated with the class of policies to which this policy belongs, to another separate account;

      o     transfer the Variable Account to another insurance company;

      o add new Sub-accounts to or remove Sub-accounts from the Variable Account, or combine Sub-accounts;

      o     make the Sub-accounts available under other policies We issue;

      o     add new Investment Portfolios or remove existing Investment
            Portfolios;

      o substitute new Investment Portfolios for any existing Investment Portfolio, which We determine, is no longer appropriate in light of the purposes of the Variable Account;

      o deregister the Variable Account under the Investment Company Act of 1940; and

      o operate the Variable Account under the direction of a committee or in another form.

Distributor

      Jefferson National Securities Corporation (JNSC), 10350 Ormsby Park Place, Louisville, Kentucky 40223, acts as the distributor of the Contracts. JNSC is registered as a broker-dealer under the Securities Exchange Act of 1934. JNSC is a member of the Financial Industry Regulatory Authority. Sales of the Contracts will be made by registered representatives of broker-dealers authorized to sell the Contracts. The registered representatives of the broker-dealers will also be licensed insurance representatives of Jefferson National. See the Statement of Additional Information for more information.

      Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers' commissions may be up to 8.50% of Purchase Payments and may include reimbursement of promotional or distribution expenses associated with the marketing of the Contracts. We may, by agreement with the broker-dealer, pay commissions as a combination of a certain percentage amount at the time of sale and a trail commission. This combination may result in the broker-dealer receiving more commission over time than would be the case if it had elected to receive only a commission at the time of sale. The commission rate paid to the broker-dealer will depend upon the nature and level of services provided by the broker-dealer.

      In addition, under certain circumstances, payments may be made to certain sellers or Financial Advisors for other services not directly related to the sale of contracts.

Financial Statements

      Our financial statements have been included in the Statement of Additional Information and should be considered only as bearing upon the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the Investment Portfolios. The value of the Investment Portfolios is affected primarily by the performance of the underlying investments.

      The financial statements of Jefferson National Life Annuity Account E are included in the Statement of Additional Information.

Independent Registered Public Accounting Firm

      The statutory-basis financial statements of Jefferson National Life Insurance Company as of December 31, 2013 and 2012, and for each of the three years in the period ended December 31, 2013, and the financial statements of Jefferson National Life Annuity Account E as of December 31, 2013 and for each of the two years in the period ended December 31, 2013 appearing in this Statement of Additional Information have been audited by BDO USA, LLP, Independent Registered Public Accounting Firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

---------------------------------------------------------------------------------------------------------------------------
                                               Appendix A: Investment Options
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                    Early
                Fund Name                                               Objective                                  Cut Off*
---------------------------------------------------------------------------------------------------------------------------
Alger Portfolios
---------------------------------------------------------------------------------------------------------------------------
Alger Capital Appreciation (Class I-2)    Long term capital appreciation.
---------------------------------------------------------------------------------------------------------------------------
Alger Large Cap Growth (Class I-2)        Long term capital appreciation.
---------------------------------------------------------------------------------------------------------------------------
Alger Mid Cap Growth (Class I-2)          Long term capital appreciation.
---------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products
Series Fund, Inc.
---------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income   Long term growth of capital.
(Class A)
---------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios
---------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced (Class I)    Long-term capital growth & current income.
---------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth
(Class I)                                 Capital appreciation.  Income is secondary.
---------------------------------------------------------------------------------------------------------------------------
American Century VP Inflation Protection
(Class II)                                Long-term total return to protect against U.S. inflation.
---------------------------------------------------------------------------------------------------------------------------
American Century VP International
(Class I)                                 Capital growth.
---------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value
(Class I)                                 Long-term capital growth.  Income is a secondary objective.
---------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra (Class I)       Long-term capital growth.
---------------------------------------------------------------------------------------------------------------------------
American Century VP Value (Class I)       Long-term capital growth over time. Income is secondary.
---------------------------------------------------------------------------------------------------------------------------
Columbia Management Investment Advisers,
LLC
---------------------------------------------------------------------------------------------------------------------------
Columbia VP - Seligman Global Technology  Long-term capital appreciation.
(Class II)
---------------------------------------------------------------------------------------------------------------------------
Direxion Insurance Trust
---------------------------------------------------------------------------------------------------------------------------
Direxion Dynamic VP HY Bond               Maximize total return (income plus capital appreciation).
---------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund
---------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value (Initial) Long-term capital growth.
---------------------------------------------------------------------------------------------------------------------------
The Dreyfus Investment Portfolios
---------------------------------------------------------------------------------------------------------------------------
Dreyfus Small Cap Stock Index             To match the performance of the S&P Small Cap 600 Index.
---------------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth       Capital growth with current income as a secondary goal.
---------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index                       To match the performance of the S&P 500 Index.
---------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
---------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond II (Primary)   High current income.
---------------------------------------------------------------------------------------------------------------------------
Federated Kaufmann II (Service)           Capital appreciation.
---------------------------------------------------------------------------------------------------------------------------
Federated Managed Volatility II           Current income and capital appreciation.
---------------------------------------------------------------------------------------------------------------------------
Guggenheim Variable Insurance Funds
---------------------------------------------------------------------------------------------------------------------------
Guggenheim VIF CLS AdvisorOne Amerigo     Long-term growth of capital without regard to current income.
---------------------------------------------------------------------------------------------------------------------------
Guggenheim VIF CLS AdvisorOne Clermont    Current income and growth of capital.
---------------------------------------------------------------------------------------------------------------------------
Guggenheim VIF Long Short Equity          Long-term capital appreciation.
---------------------------------------------------------------------------------------------------------------------------
Guggenheim VIF Multi-Hedge Strategies     Long-term capital appreciation with less risk than traditional equity funds.
---------------------------------------------------------------------------------------------------------------------------
Rydex VIF Banking                         Capital appreciation.                                                    3:50PM
---------------------------------------------------------------------------------------------------------------------------
Rydex VIF Basic Materials                 Capital appreciation.                                                    3:50PM
---------------------------------------------------------------------------------------------------------------------------
Rydex VIF Biotechnology                   Capital appreciation.                                                    3:50PM
---------------------------------------------------------------------------------------------------------------------------
Rydex VIF Commodities Strategy            Provide investment results that correlate to the                         3:50PM
                                          performance of the S&P GSCI(TM) Commodity Index.
---------------------------------------------------------------------------------------------------------------------------
Rydex VIF Consumer Products               Capital appreciation.                                                    3:50PM
---------------------------------------------------------------------------------------------------------------------------
Rydex VIF Dow 2x Strategy                 Investment results that match 200% of the performance                    3:55PM
                                          of the Dow Jones Industrial Average (DJIA) Index on a daily basis.
---------------------------------------------------------------------------------------------------------------------------
Rydex VIF Electronics                     Capital appreciation.                                                    3:50PM
---------------------------------------------------------------------------------------------------------------------------
Rydex VIF Energy                          Capital appreciation.                                                    3:50PM
---------------------------------------------------------------------------------------------------------------------------
Rydex VIF Energy Services                 Capital appreciation.                                                    3:50PM
---------------------------------------------------------------------------------------------------------------------------
Rydex VIF Europe 1.25x Strategy           Investment results that correlate to 125% of the                         3:55PM
                                          daily price movement of the Dow Jones Stoxx 50 Index.
---------------------------------------------------------------------------------------------------------------------------
Rydex VIF Financial Services              Capital appreciation.                                                    3:50PM
---------------------------------------------------------------------------------------------------------------------------
Rydex VIF Government Long Bond 1.2x       Investment results that correspond to 120%                               3:55PM
Strategy                                  of the daily price movement of the Long Treasury Bond.
---------------------------------------------------------------------------------------------------------------------------
Rydex VIF Health Care                     Capital appreciation.                                                    3:50PM
---------------------------------------------------------------------------------------------------------------------------
Rydex VIF Internet                        Capital appreciation.                                                    3:50PM
---------------------------------------------------------------------------------------------------------------------------
Rydex VIF Inverse Dow 2x Strategy         Investment returns that inversely correlate to 200% of the daily         3:55PM
                                          performance of the DJIA.
---------------------------------------------------------------------------------------------------------------------------
Rydex VIF Inverse Government Long Bond    Total returns that inversely correlate to the daily price                3:55PM
                                          movement of Strategy the Long Treasury Bond.
---------------------------------------------------------------------------------------------------------------------------
Rydex VIF Inverse Mid-Cap Strategy        Investment returns that inversely correlate to the daily                 3:55PM
                                          performance of the S&P MidCap 400 Index.
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                                                                                                    Early
                Fund Name                                               Objective                                  Cut Off*
---------------------------------------------------------------------------------------------------------------------------
Rydex VIF Inverse NASDAQ-100 Strategy     Investment returns that inversely correlate to the                       3:55PM
                                          daily performance of the NASDAQ 100 Index.
---------------------------------------------------------------------------------------------------------------------------
                                          Investment returns that inversely correlate to the daily performance of
Rydex VIF Inverse Russell 2000 Strategy   the Russell 2000 Index.                                                  3:55PM
---------------------------------------------------------------------------------------------------------------------------
                                          Investment returns that inversely correlate to the daily performance of
Rydex VIF Inverse S&P 500 Strategy        the S&P 500 Index.                                                       3:55PM
---------------------------------------------------------------------------------------------------------------------------
Rydex VIF Japan 2x Strategy               Provide investment results that correlate, before fees and               3:55PM
                                          expenses, to 200% of the fair value of the Nikkei 225 Stock Average on a daily basis
---------------------------------------------------------------------------------------------------------------------------
Rydex VIF Leisure                         Capital appreciation.                                                    3:50PM
---------------------------------------------------------------------------------------------------------------------------
Rydex VIF Mid-Cap 1.5x                    Strategy Investment results that correlate to 150% of the                3:55PM
                                          performance of a the S&P MidCap 400(R) Index on a daily basis.
---------------------------------------------------------------------------------------------------------------------------
                                          Investment results that correlate to 200% of the performance of the
Rydex VIF NASDAQ-100 2x Strategy          NASDAQ 100 Index on a daily basis.                                       3:55PM
---------------------------------------------------------------------------------------------------------------------------
                                          Investment returns that correspond to a benchmark for over-the-counter
Rydex VIF NASDAQ-100 Strategy             securities.                                                              3:55PM
---------------------------------------------------------------------------------------------------------------------------
                                          Investment results that match the performance of a specific benchmark on
Rydex VIF Nova                            a daily basis.                                                           3:55PM
---------------------------------------------------------------------------------------------------------------------------
Rydex VIF Precious Metals                 Capital appreciation.                                                    3:50PM
---------------------------------------------------------------------------------------------------------------------------
Rydex VIF Real Estate                     Capital appreciation.                                                    3:50PM
---------------------------------------------------------------------------------------------------------------------------
Rydex VIF Retailing                       Capital appreciation.                                                    3:50PM
---------------------------------------------------------------------------------------------------------------------------
Rydex VIF Russell 2000 1.5x Strategy      Investment results that correlate to 150% of the performance of the      3:55PM
                                          Russell 2000 Index on a daily basis.
---------------------------------------------------------------------------------------------------------------------------
Rydex VIF Russell 2000 2x Strategy        Investment results that correlate to 200% of the performance of the      3:55PM
                                          Russell 2000 Index on a daily basis.
---------------------------------------------------------------------------------------------------------------------------
Rydex VIF S&P 500 2x Strategy             Investment results that correlate to 200% of the performance of the S&P  3:55PM
                                          500 index on a daily basis.
---------------------------------------------------------------------------------------------------------------------------
                                          Investment returns that correlate to the performance of the S&P
Rydex VIF S&P 500 Pure Growth             500/Citigroup Pure Growth Index.                                         3:55PM
---------------------------------------------------------------------------------------------------------------------------
                                          Investment returns that correlate to the performance of the S&P
Rydex VIF S&P 500 Pure Value              500/Citigroup Pure Value Index.                                          3:55PM
---------------------------------------------------------------------------------------------------------------------------
                                          Investment returns that correlate to the performance of the S&P
Rydex VIF S&P MidCap 400 Pure Growth      400/Citigroup Pure Growth Index.                                         3:55PM
---------------------------------------------------------------------------------------------------------------------------
                                          Investment returns that correlate to the performance of the S&P
Rydex VIF S&P MidCap 400 Pure Value       400/Citigroup Pure Value Index.                                          3:55PM
---------------------------------------------------------------------------------------------------------------------------
                                          Investment returns that correlate to the performance of the S&P SmallCap
Rydex VIF S&P SmallCap 600 Pure Growth    600/Citigroup Pure Growth Index.                                         3:55PM
---------------------------------------------------------------------------------------------------------------------------
                                          Investment returns that correlate to the performance of the S&P SmallCap
Rydex VIF S&P SmallCap 600 Pure Value     600/Citigroup Pure Value Index.                                          3:55PM
---------------------------------------------------------------------------------------------------------------------------
Rydex VIF Strengthening                   Investment results that correlate to 200% of the performance of the U.S.
Dollar 2x Strategy                        Dollar Index on a daily basis.                                           3:55PM
---------------------------------------------------------------------------------------------------------------------------
Rydex VIF Technology                      Capital appreciation.                                                    3:50PM
---------------------------------------------------------------------------------------------------------------------------
Rydex VIF Telecommunications              Capital appreciation.                                                    3:50PM
---------------------------------------------------------------------------------------------------------------------------
Rydex VIF Transportation                  Capital appreciation.                                                    3:50PM
---------------------------------------------------------------------------------------------------------------------------
Rydex VIF Utilities                       Capital appreciation.                                                    3:50PM
---------------------------------------------------------------------------------------------------------------------------
Rydex VIF Weakening Dollar 2X             Strategy Investment returns that inversely correlate to 200% of          3:55PM
                                          the performance of the U.S. Dollar on a daily basis.
---------------------------------------------------------------------------------------------------------------------------
INVESCO Variable Insurance Funds
---------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Core Equity (Series I)       Long term growth of capital.
---------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Diversified Dividend         Reasonable current income and long-term growth of income and capital.
(Series I)
---------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Global Health Care (Series I) Long term growth of capital.
---------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Global Real Estate           Total return through growth of capital and current income.
(Series I)
---------------------------------------------------------------------------------------------------------------------------
Invesco V.I. High Yield (Series I)        Total return, comprised of current income and capital appreciation.

---------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Mid Cap Core Equity          Long-term growth of capital.
(Series II)
---------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Money Market (Series I)      Current income as is consistent with preservation of capital and daily liquidity.
---------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Technology (Series I)        Long-term growth of capital.
---------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Value Opportunities          Long-term growth of capital.
(Series II)
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                                                                                                    Early
                Fund Name                                               Objective                                  Cut Off*
---------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
---------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced (Institutional)      Long-term capital growth, consistent with preservation of capital and balanced by current income.
---------------------------------------------------------------------------------------------------------------------------
Janus Aspen Enterprise (Institutional)    Long-term growth of capital.
---------------------------------------------------------------------------------------------------------------------------
Janus Aspen Forty (Institutional)         Long-term growth of capital.
---------------------------------------------------------------------------------------------------------------------------
Janus Aspen Global Research               Long term growth of capital in a manner consistent with the
(Institutional)                           preservation of capital.
---------------------------------------------------------------------------------------------------------------------------
Janus Aspen Janus Fund (Institutional)    Long-term growth of capital.
---------------------------------------------------------------------------------------------------------------------------
Janus Aspen Overseas (Institutional)      Long-term growth of capital.
---------------------------------------------------------------------------------------------------------------------------
Janus Aspen Perkins Mid Cap Value
(Institutional)                           Capital appreciation.
---------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Series, Inc.
---------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Emerging Markets Equity Long-term capital appreciation.
---------------------------------------------------------------------------------------------------------------------------
Lazard Retirement International Equity    Long-term capital appreciation.
---------------------------------------------------------------------------------------------------------------------------
Lazard Retirement U.S. Small-Mid          Long-term capital appreciation.
Cap Equity
---------------------------------------------------------------------------------------------------------------------------
Lazard Retirement U.S. Strategic Equity   Long-term capital appreciation.
---------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
---------------------------------------------------------------------------------------------------------------------------
ClearBridge Variable Aggressive Growth    Capital appreciation.
(Class I)
---------------------------------------------------------------------------------------------------------------------------
ClearBridge Variable All Cap Value        Long-term capital growth with current income a
(Class I)                                 secondary consideration.
---------------------------------------------------------------------------------------------------------------------------
ClearBridge Variable Equity Income        High level of current income, with long-term capital appreciation as its
(Class I)                                 secondary objective.
---------------------------------------------------------------------------------------------------------------------------
ClearBridge Variable Large Cap Growth     Long-term growth of capital.
(Class I)
---------------------------------------------------------------------------------------------------------------------------
Western Asset Variable  Global High Yield
Bond (Class I)                            To maximize total return.
---------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc.
---------------------------------------------------------------------------------------------------------------------------
Lord Abbett Calibrated Dividend Growth    Current income and capital appreciation.
(Class VC)
---------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income (Class VC)  Long-term growth of capital and income without excessive fluctuations in market value.
---------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers Management Trust
---------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Large Cap-Value      Long term growth of capital.
(Class I)
---------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth       Growth of capital.
(Class I)
---------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Intrinsic
Value (Class I)                           Growth of capital.
---------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Short Duration Bond  Highest available current income consistent with liquidity and low risk
(Class I)                                 to principal; total return is a secondary goal.
---------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small-Cap Growth     Long-term capital appreciation.
(Class S)
---------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Socially Responsive
(Class I)                                 Long-term growth of capital.
---------------------------------------------------------------------------------------------------------------------------
Northern Lights Variable Trust
---------------------------------------------------------------------------------------------------------------------------
JNF Chicago Equity Partners Balanced      Total return.
---------------------------------------------------------------------------------------------------------------------------
JNF Chicago Equity Partners Equity        Total return.
---------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------------
PIMCO All Asset (Admin. Class)            Maximum real return, consistent with preservation of real capital and prudent investment management.
---------------------------------------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn Strategy        Maximum real return, consistent with prudent
(Admin. Class)                            investment management.
---------------------------------------------------------------------------------------------------------------------------
PIMCO Emerging Markets Bond               Maximum total return, consistent with preservation of capital
(Admin. Class)                            and prudent  investment management.
---------------------------------------------------------------------------------------------------------------------------
PIMCO Foreign Bond - US Dollar Hedged     Maximum total return, consistent with preservation of capital
(Admin. Class)                            and prudent  investment management.
---------------------------------------------------------------------------------------------------------------------------
PIMCO Global Bond - Unhedged              Maximum total return, consistent with preservation of capital
(Admin. Class)                            and prudent investment management.
---------------------------------------------------------------------------------------------------------------------------
PIMCO High Yield (Admin. Class)           Maximum total return, consistent with preservation of capital and prudent investment management.
---------------------------------------------------------------------------------------------------------------------------
PIMCO Long-Term U.S. Government           Maximum total return, consistent with preservation of capital
(Admin. Class)                            and prudent  investment management.
---------------------------------------------------------------------------------------------------------------------------
PIMCO Low Duration (Admin. Class)         Maximum total return, consistent with preservation of capital and prudent investment management.
---------------------------------------------------------------------------------------------------------------------------
PIMCO Real Return (Admin. Class)          Maximum real return, consistent with preservation of real
                                          capital and prudent investment management.
---------------------------------------------------------------------------------------------------------------------------
PIMCO Short-Term (Admin. Class)           Maximum current income, consistent with preservation of
                                          capital and daily  liquidity.
---------------------------------------------------------------------------------------------------------------------------
PIMCO Total Return (Admin. Class)         Maximum total return, consistent with preservation of capital and prudent investment management.
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                                                                                                    Early
                Fund Name                                               Objective                                  Cut Off*
---------------------------------------------------------------------------------------------------------------------------
Pioneer Variable Contracts Trust
---------------------------------------------------------------------------------------------------------------------------
Pioneer Disciplined Value VCT (Class II)  Long term capital growth.
---------------------------------------------------------------------------------------------------------------------------
Pioneer Emerging Markets VCT (Class II)   Long-term growth of capital.
---------------------------------------------------------------------------------------------------------------------------
Pioneer Equity Income VCT (Class II)      Current income and long-term growth of capital.
---------------------------------------------------------------------------------------------------------------------------
Pioneer Fund VCT (Class II)               Reasonable income and capital growth.
---------------------------------------------------------------------------------------------------------------------------
Pioneer High Yield VCT (Class II)         Maximize total return (income plus capital appreciation).
---------------------------------------------------------------------------------------------------------------------------
Pioneer Mid Cap Value VCT (Class II)      Capital appreciation.
---------------------------------------------------------------------------------------------------------------------------
Pioneer Strategic Income VCT (Class II)   A high level of current income.

---------------------------------------------------------------------------------------------------------------------------
Royce Capital Fund
---------------------------------------------------------------------------------------------------------------------------
Royce Micro-Cap (Investment Class)        Long-term growth of capital.
---------------------------------------------------------------------------------------------------------------------------
Royce Small-Cap (Investment Class)        Long-term growth of capital.
---------------------------------------------------------------------------------------------------------------------------
Third Avenue Variable Series Trust
---------------------------------------------------------------------------------------------------------------------------
Third Avenue Value                        Long-term capital appreciation.
---------------------------------------------------------------------------------------------------------------------------
Van Eck VIP Trust
---------------------------------------------------------------------------------------------------------------------------
Van Eck VIP Emerging Markets              Long-term capital appreciation. Income is a secondary consideration.
(Initial Class)
---------------------------------------------------------------------------------------------------------------------------
Van Eck VIP Global Hard Assets            Long-term capital appreciation. Income is a secondary consideration.
(Initial Class)
---------------------------------------------------------------------------------------------------------------------------
Van Eck VIP Multi-Manager Alternatives    Consistent absolute (positive) returns in various market cycles.
(Initial Class)
---------------------------------------------------------------------------------------------------------------------------
Van Eck VIP Unconstrained Emerging        High total return-income plus capital appreciation.
Markets Bond (Initial Class)
---------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Variable Trust
---------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Discovery        Long term capital appreciation.
(Class 2)
---------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Opportunity      Long-term capital appreciation.
(Class 2)
---------------------------------------------------------------------------------------------------------------------------

* We must receive transfer requests involving these investment portfolios no later than the time shown. This list may change anytime without notice. Any transfer involving these investment portfolios received after the applicable cut-off time set forth in the chart, including a transfer request involving any other investment portfolio not listed or any investment portfolio with an earlier cut-off time, will be processed on the next business day. This restriction applies only to transfers between sub-accounts involving an investment portfolio that imposes an early cut-off. It does not apply to premium payments or surrenders.

Appendix B - CONDENSED FINANCIAL INFORMATION

Accumulation Unit Value History

The following schedule includes Accumulation Unit Values for the periods indicated. This information should be read in conjunction with Jefferson National Life Annuity Account E's financial statements and related notes which are included in the Statement of Additional Information. The tables below provide per unit information about the financial history of each

Sub-Account for the periods ended December 31.

                                   2013     2012    2011    2010    2009    2008    2007    2006     2005    2004
-------------------------------------------------------------------------------------------------------------------
THE ALGER PORTFOLIOS:
Capital Appreciation Portfolio
------------------------------
Beginning AUV                      $5.172   $4.434  $4.510  $4.011  $2.692  $4.976  $3.779  $3.213   $2.847  $2.669
Ending AUV                         $6.895   $5.172  $4.434  $4.510  $4.011  $2.692  $4.976  $3.779   $3.213  $2.847

Percentage change in AUV           33.31%   16.64%  -1.69%  12.44%  49.00% -45.90%  31.68%  17.62%   12.86%   6.67%

Ending Number of AUs (000s)         1,064    1,151   1,279   1,473   1,612   1,785   2,026   2,301    2,694   3,270

Large Cap Growth Portfolio
--------------------------
Beginning AUV                      $2.079   $1.919  $1.953  $1.746  $1.200  $2.260  $1.911  $1.843   $1.668  $1.604
Ending AUV                         $2.769   $2.079  $1.919  $1.953  $1.746  $1.200  $2.260  $1.911   $1.843  $1.668

Percentage change in AUV           33.19%    8.34%  -1.74%  11.86%  45.50% -46.90%  18.26%   3.69%   10.49%   3.99%

Ending Number of AUs (000s)         1,425    1,583   1,830   1,975   2,268   2,499   2,849   3,286    3,909   4,513

Mid Cap Growth Portfolio
------------------------
Beginning AUV                      $2.394   $2.090  $2.310  $1.962  $1.312  $3.195  $2.463  $2.268   $2.094  $1.878
Ending AUV                         $3.207   $2.394  $2.090  $2.310  $1.962  $1.312  $3.195  $2.463   $2.268  $2.094

Percentage change in AUV           33.96%   14.55%  -9.52%  17.74%  49.54% -58.94%  29.72%   8.60%    8.31%  11.50%

Ending Number of AUs (000s)           644      705     795     918   1,077   1,241   1,431   1,520    1,883   2,424

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:
Growth and Income (inception date October 26, 2001)
---------------------------------------------------
Beginning AUV                      $1.328   $1.146  $1.093  $0.980  $0.823  $1.405  $1.355  $1.172   $1.133  $1.031
Ending AUV                         $1.768   $1.328  $1.146  $1.093  $0.980  $0.823  $1.405  $1.355   $1.172  $1.133

Percentage change in AUV           33.13%   15.88%   4.85%  11.53%  19.08% -41.42%   3.69%  15.61%    3.44%   9.89%

Ending Number of AUs (000s)           226      243     206     181     302     300     349     187      176     191

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
VP Balanced Fund (inception date May 1, 2005)
---------------------------------------------
Beginning AUV                     $13.368  $12.126 $11.675 $10.605  $9.313 $11.855 $11.457 $10.599  $10.042   N/A
Ending AUV                        $15.479  $13.368 $12.126 $11.675 $10.605  $9.313 $11.855 $11.457  $10.599   N/A

Percentage change in AUV           15.79%   10.24%   3.86%  10.09%  13.87% -21.44%   3.47%   8.10%    5.55%   N/A

Ending Number of AUs (000s)            11       14      17      21      21      14       6       9        1   N/A

VP Income & Growth Fund
------------------------
Beginning AUV                      $1.294   $1.144  $1.125  $0.999  $0.858  $1.331  $1.350  $1.169   $1.133  $1.017
Ending AUV                         $1.733   $1.294  $1.144  $1.125  $0.999  $0.858  $1.331  $1.350   $1.169  $1.133

Percentage change in AUV           33.93%   13.11%   1.69%  12.61%  16.43% -35.54%  -1.41%  15.48%    3.18%  11.41%

Ending Number of AUs (000s)           452      452     528     604     623     671   1,056   1,324    1,322   1,569

VP Inflation Protection Fund (inception date May 1, 2004)
---------------------------------------------------------
Beginning AUV                     $14.581  $13.770 $12.496 $12.058 $11.092 $11.431 $10.587 $10.569  $10.553 $10.044
Ending AUV                        $13.159  $14.581 $13.770 $12.496 $12.058 $11.092 $11.431 $10.587  $10.569 $10.553

Percentage change in AUV           -9.75%    5.89%  10.20%   3.63%   8.71%  -2.97%   7.97%   0.17%    0.15%   5.07%

Ending Number of AUs (000s)             8       15      10      13       7       6       4       1        2       0

                                   2013     2012    2011    2010    2009    2008    2007    2006     2005    2004
-------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.: (continued)
VP International Fund
---------------------
Beginning AUV                      $1.725   $1.444  $1.665  $1.490  $1.130  $2.077  $1.784  $1.447   $1.296  $1.143
Ending AUV                         $2.083   $1.725  $1.444  $1.665  $1.490  $1.130  $2.077  $1.784   $1.447  $1.296

Percentage change in AUV           20.75%   19.46% -13.27%  11.74%  31.86% -45.59%  16.42%  23.29%   11.65%  13.39%

Ending Number of AUs (000s)           267      307     352     398     428     456     505     591      618     838

VP Large Company Value Fund (inception date May 1, 2007)
--------------------------------------------------------
Beginning AUV                      $8.589   $7.484  $7.505  $6.858  $5.794  $9.368 $10.037   N/A     N/A      N/A
Ending AUV                        $11.124   $8.589  $7.484  $7.505  $6.858  $5.794  $9.368   N/A     N/A      N/A

Percentage change in AUV           29.51%   14.76%  -0.28%   9.43%  18.36% -38.15%  -6.67%   N/A     N/A      N/A

Ending Number of AUs (000s)            10        3       3       0       1       1       0   N/A     N/A      N/A

VP Ultra Fund (inception date May 1, 2007)
------------------------------------------
Beginning AUV                     $11.306  $10.065 $10.099  $8.822  $6.653 $11.529 $10.019   N/A     N/A      N/A
Ending AUV                        $15.282  $11.306 $10.065 $10.099  $8.822  $6.653 $11.529   N/A     N/A      N/A

Percentage change in AUV           35.17%   12.33%  -0.34%  14.48%  32.60% -42.29%  15.07%   N/A     N/A      N/A

Ending Number of AUs (000s)             2        2       2       2       1       0       0   N/A     N/A      N/A

VP Value Fund
-------------
Beginning AUV                      $2.415   $2.138  $2.146  $1.919  $1.623  $2.248  $2.404  $2.054   $1.983  $1.759
Ending AUV                         $3.137   $2.415  $2.138  $2.146  $1.919  $1.623  $2.248  $2.404   $2.054  $1.983

Percentage change in AUV           29.90%   12.96%  -0.37%  11.83%  18.24% -27.80%  -6.49%  17.04%    3.58%  12.73%

Ending Number of AUs (000s)           687      816     921   1,081   1,209   1,313   1,634   1,935    2,382   2,525

VP Vista Fund (inception date May 1, 2007)
------------------------------------------
Beginning AUV                      $9.566   $8.392  $9.239  $7.563  $6.262 $12.362  $9.971   N/A     N/A      N/A
Ending AUV                        $12.280   $9.566  $8.392  $9.239  $7.563  $6.262 $12.362   N/A     N/A      N/A

Percentage change in AUV           28.37%   13.99%  -9.17%  22.16%  20.78% -49.34%  23.98%   N/A     N/A      N/A

Ending Number of AUs (000s)             2        6       8       9      10      11      14   N/A     N/A      N/A

COLUMBIA FUNDS VARIABLE SERIES TRUST
Seligman Global Technology Portfolio
------------------------------------
Beginning AUV                      $0.698   $0.662  $0.714  $0.629  $0.394  $0.670  $0.589  $0.508   $0.477  $0.465
Ending AUV                         $0.864   $0.698  $0.662  $0.714  $0.629  $0.394  $0.670  $0.589   $0.508  $0.477

Percentage change in AUV           23.78%    5.44%  -7.28%  13.51%  59.64% -41.19%  13.75%  15.94%    6.50%   2.58%

Ending Number of AUs (000s)           532      618     702     312     310     299     333     499      455     495

DIREXION INSURANCE TRUST:
Dynamic VP HY Bond Fund (inception date May 1, 2005)
----------------------------------------------------
Beginning AUV                     $11.616  $10.795 $10.431 $10.171  $9.393 $10.582 $10.925 $10.431  $10.056   N/A
Ending AUV                        $11.906  $11.616 $10.795 $10.431 $10.171  $9.393 $10.582 $10.925  $10.431   N/A

Percentage change in AUV            2.50%    7.61%   3.49%   2.56%   8.28% -11.24%  -3.14%   4.74%    3.73%   N/A

Ending Number of AUs (000s)             0        0       0       1       0       0       0       0        0   N/A


THE DREYFUS INVESTMENT PORTFOLIOS:
Small Cap Stock Index Portfolio (inception date May 1, 2005)
------------------------------------------------------------
Beginning AUV                     $14.979  $13.125 $13.236 $10.667  $8.652 $12.701 $12.966 $11.492  $10.131   N/A
Ending AUV                        $20.785  $14.979 $13.125 $13.236 $10.667  $8.652 $12.701 $12.966  $11.492   N/A

Percentage change in AUV           38.76%   14.13%  -0.84%  24.08%  23.29% -31.88%  -2.04%  12.83%   13.43%   N/A

Ending number of AUs (000s)             7        7       6       8       5       4       4       2        2   N/A

                                   2013     2012    2011    2010    2009    2008    2007    2006     2005    2004
-------------------------------------------------------------------------------------------------------------------
THE DREYFUS INVESTMENT PORTFOLIOS: (continued)
The Dreyfus Socially Responsible Growth Fund, Inc.
Beginning AUV                      $2.204   $1.996  $2.006  $1.772  $1.344  $2.078  $1.955  $1.816   $1.777  $1.696
Ending AUV                         $2.920   $2.204  $1.996  $2.006  $1.772  $1.344  $2.078  $1.955   $1.816  $1.777

Percentage change in AUV           32.49%   10.42%  -0.50%  13.21%  31.85% -35.32%   6.29%   7.65%    2.19%   4.78%

Ending Number of AUs (000s)           634      676     752     880     987   1,131   1,285   1,497    1,798   2,201

DREYFUS STOCK INDEX FUND
Beginning AUV                      $2.763   $2.421  $2.410  $2.128  $1.708  $2.756  $2.655  $2.331   $2.258  $2.070
Ending AUV                         $3.597   $2.763  $2.421  $2.410  $2.128  $1.708  $2.756  $2.655   $2.331  $2.258

Percentage change in AUV           30.18%   14.13%   0.46%  13.25%  24.59% -38.03%   3.80%  13.90%    3.23%   9.08%

Ending Number of AUs (000s)         3,841    4,159   4,594   5,158   5,556   6,145   6,963   8,026    9,829  11,179

DREYFUS VARIABLE INVESTMENT FUND:
International Value Portfolio
-----------------------------
Beginning AUV                      $1.336   $1.203  $1.496  $1.453  $1.125  $1.820  $1.772  $1.466   $1.329  $1.123
Ending AUV                         $1.621   $1.336  $1.203  $1.496  $1.453  $1.125  $1.820  $1.772   $1.466  $1.329

Percentage change in AUV           21.33%   11.06% -19.59%   2.96%  29.16% -38.19%   2.71%  20.87%   10.31%  18.34%

Ending Number of AUs (000s)           340      429     495     658     666     720     855   1,063    1,643   2,045

FEDERATED INSURANCE SERIES:
High Income Bond Fund II
------------------------
Beginning AUV                      $2.671   $2.362  $2.277  $2.013  $1.336  $1.830  $1.795  $1.642   $1.622  $1.489
Ending AUV                         $2.818   $2.671  $2.362  $2.277  $2.013  $1.336  $1.830  $1.795   $1.642  $1.622

Percentage change in AUV            5.50%   13.08%   3.73%  13.11%  50.67% -26.99%   1.95%   9.32%    1.23%   8.93%

Ending Number of AUs (000s)           186      219     214     284     318     406     548     696      848   1,009

Kaufmann Fund II (inception date November 1, 2006)
--------------------------------------------------
Beginning AUV                     $10.426   $9.037 $10.593  $9.123  $7.166 $12.511 $10.518  $9.935   N/A      N/A
Ending AUV                        $14.361  $10.426  $9.037 $10.593  $9.123  $7.166 $12.511 $10.518   N/A      N/A

Percentage change in AUV           37.74%   15.37% -14.69%  16.11%  27.31% -42.72%  18.95%   5.87%   N/A      N/A

Ending Number of AUs (000s)             9       11      11      12      13       8       3       0   N/A      N/A

Managed Volatility Fund II
---------------------------
Beginning AUV                      $1.998   $1.784  $1.727  $1.563  $1.235  $1.573  $1.534  $1.345   $1.283  $1.184
Ending AUV                         $2.398   $1.998  $1.784  $1.727  $1.563  $1.235  $1.573  $1.534   $1.345  $1.283

Percentage change in AUV           20.02%   12.00%   3.30%  10.49%  26.56% -21.49%   2.54%  14.05%    4.83%   8.36%

Ending Number of AUs (000s)           225      179     221     280     380     328     432     522      679     986

GUGGENHEIM VARIABLE TRUST:
CLS AdvisorOne Amerigo Fund (inception date May 1, 2005)
--------------------------------------------------------
Beginning AUV                     $12.569  $11.210 $12.263 $10.801  $7.857 $14.002 $12.481 $11.267  $10.041   N/A
Ending AUV                        $15.298  $12.569 $11.210 $12.263 $10.801  $7.857 $14.002 $12.481  $11.267   N/A

Percentage change in AUV           21.71%   12.12%  -8.59%  13.54%  37.47% -43.89%  12.19%  10.77%   12.21%   N/A

Ending Number of AUs (000s)            60       61      76      82      87      86      82      76        0   N/A

CLS AdvisorOne Clermont Fund (inception date May 1, 2005)
---------------------------------------------------------
Beginning AUV                     $11.547  $10.570 $10.748  $9.821  $8.125 $11.783 $11.250 $10.527  $10.027   N/A
Ending AUV                        $12.544  $11.547 $10.570 $10.748  $9.821  $8.125 $11.783 $11.250  $10.527   N/A

Percentage change in AUV            8.63%    9.24%  -1.66%   9.44%  20.87% -31.04%   4.74%   6.87%    4.99%   N/A

Ending Number of AUs (000s)            42       32      38      34      40      40      41      38        0   N/A

                                   2013     2012    2011    2010    2009    2008    2007    2006     2005    2004
-------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE TRUST: (continued)
Long Short Equity Fund (inception date May 1, 2003)
---------------------------------------------------
Beginning AUV                      $1.552   $1.508  $1.636  $1.492  $1.189  $2.034  $1.681  $1.530   $1.364  $1.250
Ending AUV                         $1.798   $1.552  $1.508  $1.636  $1.492  $1.189  $2.034  $1.681   $1.530  $1.364

Percentage change in AUV           15.85%    2.92%  -7.82%   9.65%  25.48% -41.54%  21.00%   9.87%   12.17%   9.12%

Ending Number of AUs (000s)            14       17      16      22      22      26      18      11       24       6

Multi-Hedge Strategies Fund (inception date February 3, 2006)
-------------------------------------------------------------
Beginning AUV                      $8.674   $8.605  $8.441  $8.061  $8.453 $10.547 $10.301  $9.996   N/A      N/A
Ending AUV                         $8.694   $8.674  $8.605  $8.441  $8.061  $8.453 $10.547 $10.301   N/A      N/A

Percentage change in AUV            0.23%    0.80%   1.94%   4.71%  -4.64% -19.85%   2.39%   3.05%   N/A      N/A

Ending Number of AUs (000s)             1        1       1       0       0       0       0      10   N/A      N/A

Rydex Banking Fund (inception date May 1, 2004)
-----------------------------------------------
Beginning AUV                      $5.064   $4.134  $5.391  $4.836  $5.079  $8.755 $12.177 $11.100  $11.576 $10.096
Ending AUV                         $6.451   $5.064  $4.134  $5.391  $4.836  $5.079  $8.755 $12.177  $11.100 $11.576

Percentage change in AUV           27.39%   22.50% -23.32%  11.48%  -4.78% -41.99% -28.10%   9.70%   -4.11%  14.66%

Ending Number of AUs (000s)             2        3       2       6       2      10       1       1        0       3

Rydex Basic Materials Fund (inception date May 1, 2004)
-------------------------------------------------------
Beginning AUV                     $18.742  $17.167 $20.839 $16.682 $10.882 $20.213 $15.302 $12.688  $12.367  $9.969
Ending AUV                        $18.712  $18.742 $17.167 $20.839 $16.682 $10.882 $20.213 $15.302  $12.688 $12.367

Percentage change in AUV           -0.16%    9.17% -17.62%  24.92%  53.30% -46.16%  32.09%  20.60%    2.60%  24.05%

Ending Number of AUs (000s)             2        2       2       5       7      11      13       7        7       1

Rydex Biotechnology Fund (inception date May 1, 2004)
-----------------------------------------------------
Beginning AUV                     $16.054  $11.973 $10.979 $10.057  $8.618  $9.907  $9.624 $10.095   $9.250  $9.795
Ending AUV                        $24.411  $16.054 $11.973 $10.979 $10.057  $8.618  $9.907  $9.624  $10.095  $9.250

Percentage change in AUV           52.06%   34.09%   9.05%   9.17%  16.70% -13.01%   2.94%  -4.67%    9.14%  -5.56%

Ending Number of AUs (000s)            27       28      12       8       8      13       6       6        6       0

Rydex Commodities Strategy Fund (inception date October 21, 2005)
-----------------------------------------------------------------
Beginning AUV                      $5.314   $5.467  $5.938  $5.574  $5.067 $10.081  $7.803  $9.635  $10.048   N/A
Ending AUV                         $5.072   $5.314  $5.467  $5.938  $5.574  $5.067 $10.081  $7.803   $9.635   N/A

Percentage change in AUV           -4.55%   -2.80%  -7.93%   6.53%  10.01% -49.74%  29.19% -19.01%   -4.11%   N/A

Ending Number of AUs (000s)             8       10      13       8       8       7       7       1        0   N/A

Rydex Consumer Products Fund (inception date May 1, 2004)
---------------------------------------------------------
Beginning AUV                     $16.042  $14.919 $13.299 $11.499  $9.790 $12.959 $11.832 $10.218  $10.403 $10.096
Ending AUV                        $20.288  $16.042 $14.919 $13.299 $11.499  $9.790 $12.959 $11.832  $10.218 $10.403

Percentage change in AUV           26.47%    7.53%  12.18%  15.65%  17.46% -24.45%   9.53%  15.80%   -1.78%   3.04%

Ending Number of AUs (000s)             1        1       4       2       2       1       1       1       18       1

Rydex Dow 2X Strategy Fund (inception date July 15, 2004)
---------------------------------------------------------
Beginning AUV                     $11.179   $9.678  $8.996  $7.323  $5.426 $14.373 $13.478 $10.470  $11.037  $9.918
Ending AUV                        $17.935  $11.179  $9.678  $8.996  $7.323  $5.426 $14.373 $13.478  $10.470 $11.037

Percentage change in AUV           60.43%   15.51%   7.58%  22.85%  34.96% -62.25%   6.64%  28.73%   -5.14%  11.28%

Ending Number of AUs (000s)             9        7       6       9       7       7       6       5        4       0

                                   2013     2012    2011    2010    2009    2008    2007    2006     2005    2004
-------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE TRUST: (continued)
Rydex Electronics Fund (inception date May 1, 2004)
---------------------------------------------------
Beginning AUV                      $6.691   $6.715  $8.154  $7.548  $4.454  $9.055  $9.418  $9.319   $9.098  $9.740
Ending AUV                         $8.911   $6.691  $6.715  $8.154  $7.548  $4.454  $9.055  $9.418   $9.319  $9.098

Percentage change in AUV           33.18%   -0.36% -17.65%   8.03%  69.47% -50.81%  -3.85%   1.06%    2.43%  -6.59%

Ending Number of AUs (000s)             0        0       2       0       4       0       0       0        0       1

Rydex Energy Fund (inception date May 1, 2004)
----------------------------------------------
Beginning AUV                     $19.162  $18.978 $20.440 $17.411 $12.748 $23.958 $18.239 $16.525  $12.095 $10.225
Ending AUV                        $23.330  $19.162 $18.978 $20.440 $17.411 $12.748 $23.958 $18.239  $16.525 $12.095

Percentage change in AUV           21.75%    0.97%  -7.15%  17.40%  36.58% -46.79%  31.36%  10.37%   36.63%  18.29%

Ending Number of AUs (000s)            18       18      23      25      26      31      24      28       49      14

Rydex Energy Services Fund (inception date May 1, 2004)
-------------------------------------------------------
Beginning AUV                     $19.270  $19.465 $21.761 $17.507 $10.931 $26.148 $19.343 $17.674  $12.085 $10.174
Ending AUV                        $23.542  $19.270 $19.465 $21.761 $17.507 $10.931 $26.148 $19.343  $17.674 $12.085

Percentage change in AUV           22.17%   -1.00% -10.55%  24.30%  60.16% -58.20%  35.18%   9.44%   46.25%  18.78%

Ending Number of AUs (000s)            12       13      15      16      22      30      33      20       39       9

Rydex Europe 1.25X Strategy Fund (inception date May 1, 2004)
-------------------------------------------------------------
Beginning AUV                      $9.453   $7.880  $9.416 $10.702  $8.000 $17.976 $16.124 $12.625  $12.038 $10.113
Ending AUV                        $11.549   $9.453  $7.880  $9.416 $10.702  $8.000 $17.976 $16.124  $12.625 $12.038

Percentage change in AUV           22.17%   19.96% -16.31% -12.02%  33.78% -55.50%  11.49%  27.71%    4.88%  19.03%

Ending Number of AUs (000s)             0        0       1       4       3       1       3       2        3       2

Rydex Financial Services Fund (inception date May 1, 2004)
----------------------------------------------------------
Beginning AUV                      $7.457   $6.164  $7.347  $6.515  $5.520 $10.776 $13.460 $11.692  $11.469 $10.048
Ending AUV                         $9.379   $7.457  $6.164  $7.347  $6.515  $5.520 $10.776 $13.460  $11.692 $11.469

Percentage change in AUV           25.77%   20.98% -16.10%  12.77%  18.03% -48.78% -19.94%  15.12%    1.94%  14.14%

Ending Number of AUs (000s)            10       10       8       8      10       6       0       2        1       0

Rydex Government Long Bond 1.2X Strategy Fund (inception date May 1, 2003)
--------------------------------------------------------------------------
Beginning AUV                      $1.685   $1.659  $1.189  $1.094  $1.621  $1.135  $1.049  $1.098   $1.034  $0.967
Ending AUV                         $1.358   $1.685  $1.659  $1.189  $1.094  $1.621  $1.135  $1.049   $1.098  $1.034

Percentage change in AUV          -19.41%    1.57%  39.53%   8.68% -32.51%  42.82%   8.20%  -4.46%    6.19%   6.93%

Ending Number of AUs (000s)            14       35     154      70      50     115      57      54       43      18

Rydex Health Care Fund (inception date May 1, 2004)
---------------------------------------------------
Beginning AUV                     $13.600  $11.772 $11.403 $10.831  $8.812 $11.893 $11.376 $10.975  $10.059 $10.065
Ending AUV                        $19.019  $13.600 $11.772 $11.403 $10.831  $8.812 $11.893 $11.376  $10.975 $10.059

Percentage change in AUV           39.85%   15.53%   3.24%   5.28%  22.91% -25.91%   4.54%   3.65%    9.11%  -0.06%

Ending Number of AUs (000s)             3        4       3       7       7       8      46      31       17       3

Rydex Internet Fund (inception date May 1, 2004)
------------------------------------------------
Beginning AUV                     $13.863  $11.782 $13.566 $11.391  $6.965 $12.813 $11.772 $10.882  $11.189  $9.793
Ending AUV                        $20.673  $13.863 $11.782 $13.566 $11.391  $6.965 $12.813 $11.772  $10.882 $11.189

Percentage change in AUV           49.12%   17.66% -13.15%  19.09%  63.55% -45.64%   8.84%   8.18%   -2.74%  14.26%

Ending Number of AUs (000s)             0        0       1       2       2       0       0       1        2       3

                                   2013     2012    2011    2010    2009    2008    2007    2006     2005    2004
-------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE TRUST: (continued)
Rydex Inverse Dow 2X Strategy Fund (inception date July 15, 2004)
-----------------------------------------------------------------
Beginning AUV                      $1.977   $2.586  $3.596  $5.231  $9.585  $6.043  $6.734  $8.729   $8.710 $10.077
Ending AUV                         $1.094   $1.977  $2.586  $3.596  $5.231  $9.585  $6.043  $6.734   $8.729  $8.710

Percentage change in AUV          -44.66%  -23.55% -28.09% -31.26% -45.43%  58.61% -10.26% -22.85%    0.22% -13.57%

Ending Number of AUs (000s)            55       26      24      20      23      28       1       0        1       0

Rydex Inverse Government Long Bond Strategy Fund (inception date May 1, 2003)
-----------------------------------------------------------------------------
Beginning AUV                      $0.359   $0.388  $0.566  $0.658  $0.559  $0.813  $0.863  $0.810   $0.866  $0.983
Ending AUV                         $0.408   $0.359  $0.388  $0.566  $0.658  $0.559  $0.813  $0.863   $0.810  $0.866

Percentage change in AUV                4   -7.47% -31.45% -13.98%  17.71% -31.24%  -5.79%   6.54%   -6.47% -11.90%

Ending Number of AUs (000s)            48       27      28      32     108      76      47      30      147     456

Rydex Inverse Mid-Cap Strategy Fund (inception date July 15, 2004)
------------------------------------------------------------------
Beginning AUV                      $3.327   $4.133  $4.522  $6.139  $9.619  $7.257  $7.509  $7.917   $8.742  $9.942
Ending AUV                         $2.376   $3.327  $4.133  $4.522  $6.139  $9.619  $7.257  $7.509   $7.917  $8.742

Percentage change in AUV          -28.58%  -19.50%  -8.60% -26.34% -36.18%  32.55%  -3.36%  -5.15%   -9.44% -12.07%

Ending Number of AUs (000s)             1        1       1       1       1       1       0       0        0       0

Rydex Inverse NASDAQ-100(R) Strategy Fund (inception date May 1, 2004)
----------------------------------------------------------------------
Beginning AUV                      $3.493   $4.354  $4.910  $6.324 $10.704  $7.334  $8.383  $8.622   $8.634 $10.109
Ending AUV                         $2.444   $3.493  $4.354  $4.910  $6.324 $10.704  $7.334  $8.383   $8.622  $8.634

Percentage change in AUV          -30.03%  -19.77% -11.32% -22.36% -40.92%  45.95% -12.51%  -2.77%   -0.14% -14.59%

Ending Number of AUs (000s)            12       12      12      13      10      15       3       4        1       0

Rydex Inverse Russell 2000(R) Strategy Fund (inception date July 15, 2004)
--------------------------------------------------------------------------
Beginning AUV                      $3.116   $3.861  $4.238  $5.937  $8.968  $7.294  $7.020  $8.086   $8.458  $9.964
Ending AUV                         $2.124   $3.116  $3.861  $4.238  $5.937  $8.968  $7.294  $7.020   $8.086  $8.458

Percentage change in AUV          -31.84%  -19.30%  -8.90% -28.62% -33.80%  22.95%   3.90% -13.18%   -4.40% -15.11%

Ending Number of AUs (000s)             0        0       4       0       0       2       4       9        1       0

Rydex Inverse S&P 500 Strategy Fund (inception date May 1, 2003)
----------------------------------------------------------------
Beginning AUV                      $0.372   $0.454  $0.506  $0.618  $0.865  $0.630  $0.634  $0.695   $0.710  $0.802
Ending AUV                         $0.269   $0.372  $0.454  $0.506  $0.618  $0.865  $0.630  $0.634   $0.695  $0.710

Percentage change in AUV          -27.69%  -18.06% -10.28% -18.12% -28.55%  37.30%  -0.63%  -8.78%   -2.11% -11.47%

Ending Number of AUs (000s)            86       46     119      49     100      45      25      23       36       6

Rydex Japan 2X Strategy Fund (inception date May 1, 2004)
---------------------------------------------------------
Beginning AUV                      $8.481   $7.162 $10.221  $8.957  $7.344 $11.113 $12.696 $12.246  $10.318  $9.875
Ending AUV                        $13.047   $8.481  $7.162 $10.221  $8.957  $7.344 $11.113 $12.696  $12.246 $10.318

Percentage change in AUV           53.84%   18.42% -29.93%  14.11%  21.96% -33.92% -12.47%   3.67%   18.69%   4.49%

Ending Number of AUs (000s)             6        1       1       1       1       0       3       4       23       0

Rydex Leisure Fund (inception date May 1, 2004)
-----------------------------------------------
Beginning AUV                     $13.278  $11.100 $10.987  $8.548  $6.340 $12.630 $13.143 $10.794  $11.507 $10.021
Ending AUV                        $18.647  $13.278 $11.100 $10.987  $8.548  $6.340 $12.630 $13.143  $10.794 $11.507

Percentage change in AUV           40.44%   19.62%   1.03%  28.53%  34.83% -49.80%  -3.90%  21.76%   -6.20%  14.83%

Ending Number of AUs (000s)             0        0       0       1       0       4       0       1        2       1

                                   2013     2012    2011    2010    2009    2008    2007    2006     2005    2004
-------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE TRUST: (continued)
Rydex Mid Cap 1.5X Strategy Fund (inception date May 1, 2003)
-------------------------------------------------------------
Beginning AUV                      $2.266   $1.849  $2.029  $1.496  $0.995  $2.235  $2.188  $2.009   $1.786  $1.483
Ending AUV                         $3.358   $2.266  $1.849  $2.029  $1.496  $0.995  $2.235  $2.188   $2.009  $1.786

Percentage change in AUV           48.19%   22.55%  -8.87%  35.63%  50.35% -55.48%   2.15%   8.91%   12.49%  20.43%

Ending Number of AUs (000s)            39       40      50      65      59      91      62      40       28      18

Rydex NASDAQ-100(R) Fund
----------------------
Beginning AUV                     $19.794  $17.192 $17.064 $14.604  $9.744 $17.012 $14.643 $14.039  $14.079 $13.058
Ending AUV                        $26.277  $19.794 $17.192 $17.064 $14.604  $9.744 $17.012 $14.643  $14.039 $14.079

Percentage change in AUV           32.75%   15.13%   0.75%  16.84%  49.88% -42.72%  16.18%   4.30%   -0.28%   7.82%

Ending Number of AUs (000s)            35       43      44      53      52      58      66      84       99     116

Rydex NASDAQ-100(R) 2X Strategy Fund (inception date May 1, 2004)
---------------------------------------------------------------
Beginning AUV                     $15.361  $11.615 $11.859  $8.784  $4.090 $15.138 $11.975 $11.581  $12.111  $9.767
Ending AUV                        $27.299  $15.361 $11.615 $11.859  $8.784  $4.090 $15.138 $11.975  $11.581 $12.111

Percentage change in AUV           77.72%   32.25%  -2.06%  35.01% 114.77% -72.98%  26.41%   3.40%   -4.38%  24.00%

Ending Number of AUs (000s)             9       14       6      11       7       8      13       5        5       2

Rydex Nova Fund
---------------
Beginning AUV                     $11.241   $9.325  $9.568  $8.088  $6.053 $13.485 $13.523 $11.498  $11.214  $9.922
Ending AUV                        $16.515  $11.241  $9.325  $9.568  $8.088  $6.053 $13.485 $13.523  $11.498 $11.214

Percentage change in AUV           46.92%   20.55%  -2.54%  18.30%  33.62% -55.11%  -0.28%  17.61%    2.53%  13.02%

Ending Number of AUs (000s)             6        6      15      10      11      11      11      19       24      32

Rydex Precious Metals Fund (inception date May 1, 2004)
-------------------------------------------------------
Beginning AUV                     $16.550  $17.501 $23.401 $17.186 $11.678 $19.279 $16.354 $13.658  $11.457  $9.998
Ending AUV                         $8.796  $16.550 $17.501 $23.401 $17.186 $11.678 $19.279 $16.354  $13.658 $11.457

Percentage change in AUV          -46.85%   -5.43% -25.21%  36.16%  47.17% -39.43%  17.89%  19.74%   19.21%  14.59%

Ending Number of AUs (000s)            22       21      24      23      22      21      14      14        9       2

Rydex Real Estate Fund (inception date May 1, 2004)
---------------------------------------------------
Beginning AUV                     $14.961  $12.821 $12.713 $10.325  $8.359 $14.526 $18.215 $14.129  $13.372 $10.091
Ending AUV                        $15.334  $14.961 $12.821 $12.713 $10.325  $8.359 $14.526 $18.215  $14.129 $13.372

Percentage change in AUV            2.49%   16.69%   0.85%  23.13%  23.52% -42.45% -20.25%  28.92%    5.66%  32.51%

Ending Number of AUs (000s)             2        3       3       9       8      10      11      18       17       9

Rydex Retailing Fund (inception date May 1, 2004)
-------------------------------------------------
Beginning AUV                     $14.396  $12.503 $12.041  $9.757  $6.861 $10.377 $12.041 $11.093  $10.665  $9.991
Ending AUV                        $19.277  $14.396 $12.503 $12.041  $9.757  $6.861 $10.377 $12.041  $11.093 $10.665

Percentage change in AUV           33.91%   15.14%   3.84%  23.41%  42.21% -33.88% -13.82%   8.55%    4.01%   6.75%

Ending Number of AUs (000s)             0        0       0       0       1       1       0       0        1       0

Rydex Russell 2000(R) 1.5X Strategy Fund (inception date May 1, 2003)
---------------------------------------------------------------------
Beginning AUV                      $1.959   $1.627  $1.879  $1.382  $1.052  $2.193  $2.385  $2.001   $1.953  $1.581
Ending AUV                         $3.064   $1.959  $1.627  $1.879  $1.382  $1.052  $2.193  $2.385   $2.001  $1.953

Percentage change in AUV           56.41%   20.41% -13.41%  35.96%  31.37% -52.03%  -8.05%  19.19%    2.46%  23.53%

Ending Number of AUs (000s)            32       27      31      25      37      32      38      62       40      71

                                   2013     2012    2011    2010    2009    2008    2007    2006     2005    2004
-------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE TRUST: (continued)
Rydex Russell 2000(R) 2X Strategy Fund (inception date November 1, 2006)
------------------------------------------------------------------------
Beginning AUV                      $5.912   $4.641  $5.838  $3.992  $2.981  $8.942 $10.374  $9.620   N/A      N/A
Ending AUV                        $10.827   $5.912  $4.641  $5.838  $3.992  $2.981  $8.942 $10.374   N/A      N/A

Percentage change in AUV           83.14%   27.39% -20.50%  46.24%  33.91% -66.66% -13.80%   7.84%   N/A      N/A

Ending Number of AUs (000s)            16       11       7      17       3       1       0       0   N/A      N/A

Rydex S&P 500 2X Strategy Fund (inception date May 1, 2004)
-----------------------------------------------------------
Beginning AUV                      $9.715   $7.615  $8.039  $6.498  $4.502 $14.261 $14.375 $11.784  $11.559 $10.054
Ending AUV                        $16.163   $9.715  $7.615  $8.039  $6.498  $4.502 $14.261 $14.375  $11.784 $11.559

Percentage change in AUV           66.37%   27.58%  -5.27%  23.71%  44.34% -68.43%  -0.79%  21.99%    1.95%  14.97%

Ending Number of AUs (000s)            12        9      14       5      10      11       7       4        3      12

Rydex S&P 500 Pure Growth (inception date July 15, 2004)
--------------------------------------------------------
Beginning AUV                     $13.102  $11.727 $12.022  $9.751  $6.716 $11.319 $10.942 $10.527  $10.489  $9.955
Ending AUV                        $18.258  $13.102 $11.727 $12.022  $9.751  $6.716 $11.319 $10.942  $10.527 $10.489

Percentage change in AUV           39.35%   11.73%  -2.45%  23.29%  45.19% -40.67%   3.45%   3.94%    0.36%   5.36%

Ending Number of AUs (000s)             7        5       7       4      12       1       2       2        2       0

Rydex S&P 500 Pure Value Fund (inception date July 15, 2004)
------------------------------------------------------------
Beginning AUV                     $12.807  $10.627 $11.129  $9.380  $6.289 $12.422 $13.313 $11.473  $11.167  $9.964
Ending AUV                        $18.346  $12.807 $10.627 $11.129  $9.380  $6.289 $12.422 $13.313  $11.473 $11.167

Percentage change in AUV           43.25%   20.51%  -4.51%  18.65%  49.15% -49.37%  -6.69%  16.04%    2.74%  12.07%

Ending Number of AUs (000s)            14       18      15      11      12      10       6      12        7       0

Rydex S&P MidCap 400 Pure Growth Fund (inception date July 15, 2004)
--------------------------------------------------------------------
Beginning AUV                     $18.866  $16.487 $16.829 $12.873  $8.324 $13.221 $12.364 $12.157  $11.060 $10.057
Ending AUV                        $24.938  $18.866 $16.487 $16.829 $12.873  $8.324 $13.221 $12.364  $12.157 $11.060

Percentage change in AUV           32.18%   14.43%  -2.03%  30.73%  54.65% -37.04%   6.93%   1.70%    9.92%   9.97%

Ending Number of AUs (000s)             4        3       4      14       7       3      13       3        4       0

Rydex S&P MidCap 400 Pure Value Fund (inception date July 15, 2004)
-------------------------------------------------------------------
Beginning AUV                     $13.944  $12.088 $13.202 $11.144  $7.279 $13.097 $13.959 $12.091  $11.319 $10.040
Ending AUV                        $18.673  $13.944 $12.088 $13.202 $11.144  $7.279 $13.097 $13.959  $12.091 $11.319

Percentage change in AUV           33.91%   15.35%  -8.44%  18.47%  53.10% -44.42%  -6.18%  15.45%    6.82%  12.74%

Ending Number of AUs (000s)             4        4       2       3      11      12       5       4        1       0

Rydex S&P SmallCap 600 Pure Growth Fund (inception date July 15, 2004)
----------------------------------------------------------------------
Beginning AUV                     $14.882  $13.645 $13.367 $10.810  $8.183 $12.635 $12.828 $12.075  $11.530 $10.056
Ending AUV                        $20.736  $14.882 $13.645 $13.367 $10.810  $8.183 $12.635 $12.828  $12.075 $11.530

Percentage change in AUV           39.34%    9.07%   2.08%  23.65%  32.10% -35.24%  -1.50%   6.24%    4.73%  14.66%

Ending Number of AUs (000s)             2        2       3       6       5       1       1       1        9       0

Rydex S&P SmallCap 600 Pure Value Fund (inception date July 15, 2004)
---------------------------------------------------------------------
Beginning AUV                     $12.643  $10.652 $11.928  $9.669  $6.043 $10.846 $13.812 $11.750  $11.497 $10.043
Ending AUV                        $17.807  $12.643 $10.652 $11.928  $9.669  $6.043 $10.846 $13.812  $11.750 $11.497

Percentage change in AUV           40.84%   18.69% -10.70%  23.36%  60.00% -44.28% -21.47%  17.55%    2.20%  14.48%

Ending Number of AUs (000s)             3        4       3       6       9       6       3       4        1       0

                                   2013     2012    2011    2010    2009    2008    2007    2006     2005    2004
-------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE TRUST: (continued)
Rydex Strengthening Dollar 2X Strategy Fund (inception date October 21, 2005)
-----------------------------------------------------------------------------
Beginning AUV                      $5.688   $6.155  $6.520  $6.924  $8.343  $8.015  $9.122 $10.350  $10.120   N/A
Ending AUV                         $5.442   $5.688  $6.155  $6.520  $6.924  $8.343  $8.015  $9.122  $10.350   N/A

Percentage change in AUV           -4.32%   -7.59%  -5.60%  -5.83% -17.01%   4.09% -12.14% -11.86%    2.27%   N/A

Ending Number of AUs (000s)             1        0       2       0       0       1       0       0        0   N/A

Rydex Technology Fund (inception date May 1, 2004)
--------------------------------------------------
Beginning AUV                     $10.908   $9.878 $11.032  $9.986  $6.508 $12.091 $11.109 $10.639  $10.463  $9.844
Ending AUV                        $14.563  $10.908  $9.878 $11.032  $9.986  $6.508 $12.091 $11.109  $10.639 $10.463

Percentage change in AUV           33.51%   10.43% -10.46%  10.47%  53.44% -46.17%   8.84%   4.42%    1.68%   6.29%

Ending Number of AUs (000s)             2        1       2       8       8       7       7      21        5       0

Rydex Telecommunications Fund (inception date May 1, 2004)
----------------------------------------------------------
Beginning AUV                      $9.243   $8.939 $10.590  $9.379  $7.391 $13.712 $12.732 $10.803  $10.829  $9.887
Ending AUV                        $10.706   $9.243  $8.939 $10.590  $9.379  $7.391 $13.712 $12.732  $10.803 $10.829

Percentage change in AUV           15.83%    3.40% -15.59%  12.91%  26.90% -46.10%   7.70%  17.86%   -0.24%   9.53%

Ending Number of AUs (000s)             1        1       1       1       5       6       7       7        0       0

Rydex Transportation Fund (inception date May 1, 2004)
------------------------------------------------------
Beginning AUV                     $13.585  $11.717 $13.369 $10.921  $9.435 $12.802 $14.229 $13.437  $12.561 $10.022
Ending AUV                        $20.180  $13.585 $11.717 $13.369 $10.921  $9.435 $12.802 $14.229  $13.437 $12.561

Percentage change in AUV           48.55%   15.94% -12.36%  22.42%  15.75% -26.30% -10.03%   5.89%    6.97%  25.33%

Ending Number of AUs (000s)             3        0       0       1       0       1       0       1        1       1

Rydex Utilities Fund (inception date May 1, 2004)
-------------------------------------------------
Beginning AUV                     $15.669  $15.716 $13.705 $13.003 $11.588 $16.687 $14.994 $12.570  $11.529 $10.058
Ending AUV                        $17.557  $15.669 $15.716 $13.705 $13.003 $11.588 $16.687 $14.994  $12.570 $11.529

Percentage change in AUV           12.05%   -0.30%  14.67%   5.40%  12.21% -30.56%  11.29%  19.28%    9.03%  14.63%

Ending Number of AUs (000s)             3        3       8       3       4       7      11      10       17       5

Rydex Weakening Dollar 2X Strategy Fund (inception date October 21, 2005)
-------------------------------------------------------------------------
Beginning AUV                     $10.348  $10.414 $10.964 $11.779 $11.205 $12.948 $11.117  $9.659   $9.880   N/A
Ending AUV                         $9.917  $10.348 $10.414 $10.964 $11.779 $11.205 $12.948 $11.117   $9.659   N/A

Percentage change in AUV           -4.17%   -0.63%  -5.02%  -6.92%   5.12% -13.46%  16.47%  15.09%   -2.24%   N/A

Ending Number of AUs (000s)             2        2       2       2       4       5       2       1        0   N/A

INVESCO VARIABLE INSURANCE FUNDS:
Core Equity Fund (inception date April 28, 2006)
------------------------------------------------
Beginning AUV                     $12.063  $10.742 $10.901 $10.090  $7.975 $11.578 $10.861 $10.043   N/A      N/A
Ending AUV                        $15.374  $12.063 $10.742 $10.901 $10.090  $7.975 $11.578 $10.861   N/A      N/A

Percentage change in AUV           27.45%   12.30%  -1.46%   8.04%  26.52% -31.12%   6.60%   8.14%   N/A      N/A

Ending Number of AUs (000s)            37       44      50      58      68      68      64      58   N/A      N/A

Diversified Dividend Fund (inception date May 1, 2011)
------------------------------------------------------
Beginning AUV                     $10.697   $9.138  $9.993   N/A     N/A     N/A     N/A     N/A     N/A      N/A
Ending AUV                        $13.823  $10.697  $9.138   N/A     N/A     N/A     N/A     N/A     N/A      N/A

Percentage change in AUV           29.22%   17.06%  -8.56%   N/A     N/A     N/A     N/A     N/A     N/A      N/A

Ending Number of AUs (000s)             8        7      13   N/A     N/A     N/A     N/A     N/A     N/A      N/A

                                   2013     2012    2011    2010    2009    2008    2007    2006     2005    2004
-------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INSURANCE FUNDS: (continued)
Global Health Care Fund (inception date May 1, 2001)
----------------------------------------------------
Beginning AUV                      $1.397   $1.172  $1.144  $1.101  $0.875  $1.243  $1.127  $1.086   $1.018  $0.960
Ending AUV                         $1.937   $1.397  $1.172  $1.144  $1.101  $0.875  $1.243  $1.127   $1.086  $1.018

Percentage change in AUV           38.65%   19.20%   2.45%   3.91%  25.83% -29.61%  10.29%   3.78%    6.68%   6.04%

Ending Number of AUs (000s)           149      145     162     131     135     171     171     234      475     627

Global Real Estate Fund (inception date May 1, 2001)
----------------------------------------------------
Beginning AUV                      $2.756   $2.182  $2.366  $2.042  $1.574  $2.885  $3.097  $2.202   $1.955  $1.452
Ending AUV                         $2.791   $2.756  $2.182  $2.366  $2.042  $1.574  $2.885  $3.097   $2.202  $1.955

Percentage change in AUV            1.27%   26.31%  -7.78%  15.87%  29.73% -45.44%  -6.85%  40.64%   12.63%  34.64%

Ending Number of AUs (000s)           131      145     179     203     244     283     402     612      730     814

High Yield Fund (inception date May 1, 2004)
--------------------------------------------
Beginning AUV                     $16.910  $14.636 $14.700 $13.126  $8.711 $11.890 $11.911 $10.907  $10.768  $9.966
Ending AUV                        $17.843  $16.910 $14.636 $14.700 $13.126  $8.711 $11.890 $11.911  $10.907 $10.768

Percentage change in AUV            5.52%   15.54%  -0.44%  11.99%  50.68% -26.74%  -0.18%   9.21%    1.29%   8.05%

Ending Number of AUs (000s)            20       23      28      21      29      25      25      43       48      38

Mid Cap Core Equity Fund (inception date May 1, 2003)
-----------------------------------------------------
Beginning AUV                      $1.761   $1.614  $1.751  $1.560  $1.219  $1.733  $1.608  $1.469   $1.389  $1.240
Ending AUV                         $2.230   $1.761  $1.614  $1.751  $1.560  $1.219  $1.733  $1.608   $1.469  $1.389

Percentage change in AUV           26.63%    9.11%  -7.82%  12.24%  27.97% -29.66%   7.77%   9.46%    5.76%  12.02%

Ending Number of AUs (000s)            60       58      67      68      74      68      63      90      100      92

Money Market Fund (inception date May 1, 2012)
----------------------------------------------
Beginning AUV                      $9.908  $10.000   N/A     N/A     N/A     N/A     N/A     N/A     N/A      N/A
Ending AUV                         $9.774   $9.908   N/A     N/A     N/A     N/A     N/A     N/A     N/A      N/A

Percentage change in AUV           -1.35%   -0.92%   N/A     N/A     N/A     N/A     N/A     N/A     N/A      N/A

Ending Number of AUs (000s)           445      481   N/A     N/A     N/A     N/A     N/A     N/A     N/A      N/A

Technology Fund (inception date May 1, 2001)
--------------------------------------------
Beginning AUV                      $0.682   $0.622  $0.664  $0.555  $0.358  $0.654  $0.615  $0.565   $0.561  $0.543
Ending AUV                         $0.842   $0.682  $0.622  $0.664  $0.555  $0.358  $0.654  $0.615   $0.565  $0.561

Percentage change in AUV           23.46%    9.65%  -6.33%  19.64%  55.03% -45.26%   6.34%   8.85%    0.71%   3.31%

Ending Number of AUs (000s)           130      132     112     113     115     107     110     153      131     157

Value Opportunities Fund (inception date May 1, 2003)
-----------------------------------------------------
Beginning AUV                      $1.315   $1.134  $1.190  $1.128  $0.775  $1.633  $1.634  $1.467   $1.411  $1.291
Ending AUV                         $1.728   $1.315  $1.134  $1.190  $1.128  $0.775  $1.633  $1.634   $1.467  $1.411

Percentage change in AUV           31.41%   15.96%  -4.71%   5.50%  45.55% -52.54%  -0.06%  11.38%    3.97%   9.30%

Ending Number of AUs (000s)            43       70      80      90      81      88      91     110      103      77

JANUS ASPEN SERIES:
Balanced Portfolio (inception date May 1, 2007)
-----------------------------------------------
Beginning AUV                     $12.847  $11.467 $11.441 $10.705  $8.623 $10.391  $9.993   N/A     N/A      N/A
Ending AUV                        $15.222  $12.847 $11.467 $11.441 $10.705  $8.623 $10.391   N/A     N/A      N/A

Percentage change in AUV           18.49%   12.03%   0.23%   6.88%  24.14% -17.01%   3.98%   N/A     N/A      N/A

Ending Number of AUs (000s)            48       46      46      46      39      33      11   N/A     N/A      N/A

                                   2013     2012    2011    2010    2009    2008    2007    2006     2005    2004
-------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES: (continued)
Enterprise Portfolio
--------------------
Beginning AUV                      $3.292   $2.846  $2.928  $2.359  $1.652  $2.977  $2.474  $2.208   $1.994  $1.675
Ending AUV                         $4.297   $3.292  $2.846  $2.928  $2.359  $1.652  $2.977  $2.474   $2.208  $1.994

Percentage change in AUV           30.53%   15.67%  -2.80%  24.12%  42.80% -44.51%  20.33%  12.05%   10.73%  19.04%

Ending Number of AUs (000s)         1,842    2,040   2,261   2,530   2,812   3,036   3,334   3,844    4,591   5,158

Forty Portfolio (inception date May 1, 2007)
--------------------------------------------
Beginning AUV                     $11.944   $9.756 $10.603 $10.073  $6.981 $12.676 $10.000   N/A     N/A      N/A
Ending AUV                        $15.456  $11.944  $9.756 $10.603 $10.073  $6.981 $12.676   N/A     N/A      N/A

Percentage change in AUV           29.40%   22.43%  -7.99%   5.26%  44.29% -44.93%  26.76%   N/A     N/A      N/A

Ending Number of AUs (000s)            13       15      15      14      17      17      14   N/A     N/A      N/A

Global Research Portfolio
-------------------------
Beginning AUV                      $2.532   $2.139  $2.514  $2.201  $1.621  $2.971  $2.749  $2.358   $2.259  $2.186
Ending AUV                         $3.207   $2.532  $2.139  $2.514  $2.201  $1.621  $2.971  $2.749   $2.358  $2.259

Percentage change in AUV           26.66%   18.37% -14.92%  14.22%  35.78% -45.44%   8.08%  16.58%    4.38%   3.34%

Ending Number of AUs (000s)         2,603    2,856   3,244   3,557   3,878   4,124   4,629   5,388    6,576   7,751

Janus Portfolio
---------------
Beginning AUV                      $2.402   $2.055  $2.200  $1.948  $1.449  $2.438  $2.148  $1.956   $1.902  $1.845
Ending AUV                         $3.088   $2.402  $2.055  $2.200  $1.948  $1.449  $2.438  $2.148   $1.956  $1.902

Percentage change in AUV           28.56%   16.89%  -6.59%  12.94%  34.44% -40.57%  13.50%   9.82%    2.84%   3.09%

Ending Number of AUs (000s)         2,954    3,186   3,478   3,823   4,244   4,508   4,810   5,465    6,340   7,373

Overseas Portfolio (inception date March 21, 2003)
--------------------------------------------------
Beginning AUV                      $3.133   $2.800  $4.187  $3.388  $1.914  $4.053  $3.203  $2.209   $1.693  $1.443
Ending AUV                         $3.540   $3.133  $2.800  $4.187  $3.388  $1.914  $4.053  $3.203   $2.209  $1.693

Percentage change in AUV           12.99%   11.89% -33.13%  23.58%  77.01% -52.78%  26.54%  45.00%   30.48%  17.33%

Ending Number of AUs (000s)           203      270     382     501     519     550     603     563      303     191

Perkins Mid Cap Value Portfolio (inception date May 1, 2007)
------------------------------------------------------------
Beginning AUV                     $11.159  $10.183 $10.607  $9.300  $7.054  $9.905 $10.005   N/A     N/A      N/A
Ending AUV                        $13.876  $11.159 $10.183 $10.607  $9.300  $7.054  $9.905   N/A     N/A      N/A

Percentage change in AUV           24.35%    9.58%  -4.00%  14.05%  31.84% -28.78%  -1.00%   N/A     N/A      N/A

Ending Number of AUs (000s)             4        5       5       5       5       5       1   N/A     N/A      N/A

LAZARD RETIREMENT SERIES INC.:
Emerging Markets Equity Portfolio (inception date May 1, 2004)
--------------------------------------------------------------
Beginning AUV                     $29.501  $24.513 $30.315 $25.055 $14.960 $29.587 $22.510 $17.566  $12.653  $9.816
Ending AUV                        $28.729  $29.501 $24.513 $30.315 $25.055 $14.960 $29.587 $22.510  $17.566 $12.653

Percentage change in AUV           -2.62%   20.35% -19.14%  20.99%  67.48% -49.44%  31.44%  28.15%   38.83%  28.90%

Ending Number of AUs (000s)            11       21      22      32      30      30      42      45       52       8

International Equity Portfolio (inception date May 1, 2004)
-----------------------------------------------------------
Beginning AUV                     $13.901  $11.641 $12.730 $12.097 $10.100 $16.263 $14.888 $12.321  $11.292  $9.932
Ending AUV                        $16.554  $13.901 $11.641 $12.730 $12.097 $10.100 $16.263 $14.888  $12.321 $11.292

Percentage change in AUV           19.08%   19.41%  -8.55%   5.23%  19.77% -37.90%   9.24%  20.83%    9.11%  13.69%

Ending Number of AUs (000s)             4        4       4       6       4       5       5       5        4       3

                                   2013     2012    2011    2010    2009    2008    2007    2006     2005    2004
-------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES INC.: (continued)
US Small-Mid Cap Equity Portfolio
----------------------------------
Beginning AUV                      $1.856   $1.707  $1.904  $1.560  $1.037  $1.655  $1.809  $1.580   $1.541  $1.360
Ending AUV                         $2.475   $1.856  $1.707  $1.904  $1.560  $1.037  $1.655  $1.809   $1.580  $1.541

Percentage change in AUV           33.35%    8.73% -10.35%  22.05%  50.43% -37.34%  -8.51%  14.49%    2.53%  13.31%

Ending Number of AUs (000s)           359      427     497     548     626     685     836   1,132    1,644   2,652

US Strategic Equity Portfolio
-----------------------------
Beginning AUV                      $1.304   $1.160  $1.154  $1.037  $0.829  $1.299  $1.330  $1.148   $1.126  $1.022
Ending AUV                         $1.647   $1.304  $1.160  $1.154  $1.037  $0.829  $1.299  $1.330   $1.148  $1.126

Percentage change in AUV           26.30%   12.41%   0.52%  11.28%  25.09% -36.18%  -2.33%  15.85%    1.95%  10.18%

Ending Number of AUs (000s)            45       38      58      73      82      97     103     242      109     166

LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
ClearBridge Aggressive Growth Portfolio (inception date April 30, 2007)
-----------------------------------------------------------------------
Beginning AUV                     $10.867   $9.283  $9.187  $7.452  $5.616  $9.557  $9.898   N/A     N/A      N/A
Ending AUV                        $15.836  $10.867  $9.283  $9.187  $7.452  $5.616  $9.557   N/A     N/A      N/A

Percentage change in AUV           45.73%   17.06%   1.04%  23.28%  32.69% -41.24%  -3.45%   N/A     N/A      N/A

Ending number of AUs (000s)             5        1       2       2       1       1       1   N/A     N/A      N/A

ClearBridge All Cap Value Portfolio (inception date April 30, 2007)
-------------------------------------------------------------------
Beginning AUV                      $9.136   $8.058  $8.711  $7.576  $5.939  $9.497  $9.903   N/A     N/A      N/A
Ending AUV                        $11.906   $9.136  $8.058  $8.711  $7.576  $5.939  $9.497   N/A     N/A      N/A

Percentage change in AUV           30.32%   13.38%  -7.50%  14.98%  27.56% -37.46%  -4.10%   N/A     N/A      N/A

Ending number of AUs (000s)             2        2       2       3       3       1       1   N/A     N/A      N/A

ClearBridge Equity Income Portfolio (inception date April 30, 2007)
-------------------------------------------------------------------
Beginning AUV                     $10.312   $9.158  $8.607  $7.775  $6.415 $10.012  $9.951   N/A     N/A      N/A
Ending AUV                        $12.807  $10.312  $9.158  $8.607  $7.775  $6.415 $10.012   N/A     N/A      N/A

Percentage change in AUV           24.20%   12.60%   6.40%  10.70%  21.20% -35.93%   0.61%   N/A     N/A      N/A

Ending number of AUs (000s)             2        4       4       1       0       0       1   N/A     N/A      N/A

ClearBridge Large Cap Growth Portfolio (inception date April 30, 2007)
----------------------------------------------------------------------
Beginning AUV                     $10.845   $9.139  $9.328  $8.613  $6.134  $9.921  $9.896   N/A     N/A      N/A
Ending AUV                        $14.743  $10.845  $9.139  $9.328  $8.613  $6.134  $9.921   N/A     N/A      N/A

Percentage change in AUV           35.94%   18.67%  -2.03%   8.30%  40.41% -38.17%   0.25%   N/A     N/A      N/A

Ending number of AUs (000s)             2        2       1       1       2       1       2   N/A     N/A      N/A

LEGG MASON PARTNERS VARIABLE INCOME TRUST:
Western Asset Global High Yield Bond Portfolio (inception date May 1, 2005)
---------------------------------------------------------------------------
Beginning AUV                     $15.741  $13.491 $13.451 $11.869  $7.738 $11.344 $11.512 $10.551  $10.009   N/A
Ending AUV                        $16.495  $15.741 $13.491 $13.451 $11.869  $7.738 $11.344 $11.512  $10.551   N/A

Percentage change in AUV            4.79%   16.68%   0.30%  13.33%  53.39% -31.79%  -1.46%   9.11%    5.42%   N/A

Ending Number of AUs (000s)             4        4       2       3       1       2       5       4        1   N/A

LORD ABBETT SERIES FUND, INC.:
Calibrated Dividend Growth Portfolio (inception date May 1, 2003)
-----------------------------------------------------------------
Beginning AUV                      $1.812   $1.634  $1.654  $1.461  $1.200  $1.650  $1.622  $1.436   $1.403  $1.221
Ending AUV                         $2.286   $1.812  $1.634  $1.654  $1.461  $1.200  $1.650  $1.622   $1.436  $1.403

Percentage change in AUV           26.16%   10.89%  -1.21%  13.21%  21.75% -27.27%   1.73%  12.95%    2.35%  14.91%

Ending Number of AUs (000s)            91      107     104     129     139     164     294     289      365     264

                                   2013     2012    2011    2010    2009    2008    2007    2006     2005    2004
-------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.: (continued)
Growth and Income Portfolio
----------------------------
Beginning AUV                      $1.474   $1.333  $1.440  $1.243  $1.061  $1.692  $1.659  $1.434   $1.409  $1.268
Ending AUV                         $1.975   $1.474  $1.333  $1.440  $1.243  $1.061  $1.692  $1.659   $1.434  $1.409

Percentage change in AUV           33.99%   10.58%  -7.43%  15.85%  17.15% -37.29%   1.99%  15.69%    1.77%  11.12%

Ending Number of AUs (000s)         1,483    1,609   1,778   2,085   2,351   2,630   3,055   3,534    4,244   5,250

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
Large Cap Value Portfolio
-------------------------
Beginning AUV                      $1.726   $1.501  $1.717  $1.506  $0.978  $2.084  $1.933  $1.747   $1.500  $1.279
Ending AUV                         $2.232   $1.726  $1.501  $1.717  $1.506  $0.978  $2.084  $1.933   $1.747  $1.500

Percentage change in AUV           29.32%   14.99% -12.58%  14.01%  53.99% -53.07%   7.81%  10.65%   16.47%  17.28%

Ending Number of AUs (000s)           308      400     486     667     787     909   1,108   1,318    1,546   1,390

Mid Cap Growth Portfolio (inception date May 1, 2001)
-----------------------------------------------------
Beginning AUV                      $1.349   $1.217  $1.229  $0.965  $0.744  $1.332  $1.102  $0.975   $0.869  $0.758
Ending AUV                         $1.764   $1.349  $1.217  $1.229  $0.965  $0.744  $1.332  $1.102   $0.975  $0.869

Percentage change in AUV           30.76%   10.85%  -0.98%  27.36%  29.70% -44.14%  20.87%  13.03%   12.20%  14.64%

Ending Number of AUs (000s)           117      133     162     225     165     158     215     234      191     195

Mid Cap Intrinsic Value Portfolio (inception date May 1, 2003)
--------------------------------------------------------------
Beginning AUV                      $1.957   $1.718  $1.863  $1.497  $1.036  $1.939  $1.904  $1.737   $1.572  $1.303
Ending AUV                         $2.645   $1.957  $1.718  $1.863  $1.497  $1.036  $1.939  $1.904   $1.737  $1.572

Percentage change in AUV           35.16%   13.91%  -7.78%  24.45%  44.50% -46.57%   1.84%   9.61%   10.50%  20.64%

Ending Number of AUs (000s)            30       27      33      45      50      48      78     156      234      97

Short Term Duration Bond
-------------------------
Portfolio
---------
Beginning AUV                      $1.358   $1.316  $1.331  $1.282  $1.147  $1.344  $1.301  $1.266   $1.265  $1.273
Ending AUV                         $1.347   $1.358  $1.316  $1.331  $1.282  $1.147  $1.344  $1.301   $1.266  $1.265

Percentage change in AUV           -0.81%    3.19%  -1.13%   3.82%  11.77% -14.66%   3.31%   2.76%    0.08%  -0.63%

Ending Number of AUs (000s)           305      298     439     455     455     532     786     859      973   1,679

Small-Cap Growth Portfolio (inception date May 1, 2003)
-------------------------------------------------------
Beginning AUV                      $1.288   $1.201  $1.231  $1.043  $0.862  $1.444  $1.457  $1.404   $1.384  $1.254
Ending AUV                         $1.853   $1.288  $1.201  $1.231  $1.043  $0.862  $1.444  $1.457   $1.404  $1.384

Percentage change in AUV           43.87%    7.24%  -2.44%  18.02%  21.00% -40.30%  -0.89%   3.77%    1.45%  10.37%

Ending Number of AUs (000s)            11       10      17      17       5       3       4       9       13      10

Socially Responsive Portfolio (inception date May 1, 2004)
----------------------------------------------------------
Beginning AUV                     $13.884  $12.688 $13.276 $10.958  $8.456 $14.160 $13.345 $11.902  $11.295 $10.015
Ending AUV                        $18.840  $13.884 $12.688 $13.276 $10.958  $8.456 $14.160 $13.345  $11.902 $11.295

Percentage change in AUV           35.70%    9.43%  -4.43%  21.15%  29.59% -40.28%   6.11%  12.12%    5.37%  12.78%

Ending Number of AUs (000s)            10        5       6       7       7       8       7      16       21       0

NORTHERN LIGHTS VARIABLE TRUST:
JNF Balanced Portfolio (inception date May 1, 2007)
---------------------------------------------------
Beginning AUV                     $11.191  $10.262  $9.817  $8.909  $7.415  $9.787 $10.028   N/A     N/A      N/A
Ending AUV                        $13.221  $11.191 $10.262  $9.817  $8.909  $7.415  $9.787   N/A     N/A      N/A

Percentage change in AUV           18.14%    9.05%   4.53%  10.19%  20.15% -24.24%  -2.40%   N/A     N/A      N/A

Ending Number of AUs (000s)           567      635     703     757     810     901   1,048   N/A     N/A      N/A

                                   2013     2012    2011    2010    2009    2008    2007    2006     2005    2004
-------------------------------------------------------------------------------------------------------------------
NORTHERN LIGHTS VARIABLE TRUST: (continued)
JNF Equity Portfolio (inception date May 1, 2007)
-------------------------------------------------
Beginning AUV                      $9.625   $8.360  $8.388  $6.754  $5.073  $8.963 $10.012   N/A     N/A      N/A
Ending AUV                        $12.925   $9.625  $8.360  $8.388  $6.754  $5.073  $8.963   N/A     N/A      N/A

Percentage change in AUV           34.29%   15.13%  -0.33%  24.19%  33.14% -43.40% -10.48%   N/A     N/A      N/A

Ending Number of AUs (000s)         1,287    1,436   1,622   1,785   1,931   2,086   2,471   N/A     N/A      N/A

PIMCO VARIABLE INSURANCE TRUST:
All Asset Portfolio (inception date May 1, 2006)
------------------------------------------------
Beginning AUV                     $14.020  $12.370 $12.304 $11.033  $9.203 $11.090 $10.383  $9.973   N/A      N/A
Ending AUV                        $13.863  $14.020 $12.370 $12.304 $11.033  $9.203 $11.090 $10.383   N/A      N/A

Percentage change in AUV           -1.12%   13.34%   0.54%  11.52%  19.88% -17.02%   6.81%   4.11%   N/A      N/A

Ending Number of AUs (000s)            22       27      29      23      19      11       2       0   N/A      N/A

CommodityRealReturn Strategy Portfolio (inception date May 1, 2006)
-------------------------------------------------------------------
Beginning AUV                     $10.404  $10.012 $10.983  $8.944  $6.409 $11.563  $9.516 $10.104   N/A      N/A
Ending AUV                         $8.751  $10.404 $10.012 $10.983  $8.944  $6.409 $11.563  $9.516   N/A      N/A

Percentage change in AUV          -15.89%    3.92%  -8.84%  22.80%  39.55% -44.57%  21.51%  -5.82%   N/A      N/A

Ending Number of AUs (000s)            13       14      18      20      18      15       3       3   N/A      N/A

Emerging Markets Bond Portfolio (inception date May 1, 2006)
------------------------------------------------------------
Beginning AUV                     $16.357  $14.074 $13.424 $12.138  $9.432 $11.197 $10.733  $9.978   N/A      N/A
Ending AUV                        $15.009  $16.357 $14.074 $13.424 $12.138  $9.432 $11.197 $10.733   N/A      N/A

Percentage change in AUV           -8.24%   16.22%   4.84%  10.59%  28.69% -15.76%   4.32%   7.57%   N/A      N/A

Ending Number of AUs (000s)             3        7       7       6       1       0       1       0   N/A      N/A

Foreign Bond US Dollar-Hedged Portfolio (inception date May 1, 2006)
--------------------------------------------------------------------
Beginning AUV                     $14.122  $12.921 $12.273 $11.472 $10.064 $10.456 $10.234 $10.009   N/A      N/A
Ending AUV                        $13.996  $14.122 $12.921 $12.273 $11.472 $10.064 $10.456 $10.234   N/A      N/A

Percentage change in AUV           -0.89%    9.29%   5.28%   6.98%  13.99%  -3.75%   2.17%   2.25%   N/A      N/A

Ending Number of AUs (000s)             3        3       4       5       4       2       1       0   N/A      N/A

Global Bond Unhedged Portfolio (inception date May 1, 2006)
-----------------------------------------------------------
Beginning AUV                     $15.248  $14.461 $13.633 $12.384 $10.748 $10.994 $10.161 $10.000   N/A      N/A
Ending AUV                        $13.761  $15.248 $14.461 $13.633 $12.384 $10.748 $10.994 $10.161   N/A      N/A

Percentage change in AUV           -9.75%    5.44%   6.07%  10.09%  15.22%  -2.24%   8.20%   1.61%   N/A      N/A

Ending Number of AUs (000s)             8       15      11      12      11      12       0       0   N/A      N/A

High Yield Portfolio (inception date May 1, 2006)
-------------------------------------------------
Beginning AUV                     $14.533  $12.895 $12.654 $11.210  $8.105 $10.746 $10.529  $9.989   N/A      N/A
Ending AUV                        $15.152  $14.533 $12.895 $12.654 $11.210  $8.105 $10.746 $10.529   N/A      N/A

Percentage change in AUV            4.26%   12.70%   1.90%  12.88%  38.31% -24.58%   2.06%   5.41%   N/A      N/A

Ending Number of AUs (000s)            53       65      72      65       4       1       1       0   N/A      N/A

Long Term US Government Portfolio (inception date November 1, 2006)
-------------------------------------------------------------------
Beginning AUV                     $16.724  $16.241 $12.883 $11.706 $12.415 $10.734  $9.919 $10.047   N/A      N/A
Ending AUV                        $14.355  $16.724 $16.241 $12.883 $11.706 $12.415 $10.734  $9.919   N/A      N/A

Percentage change in AUV          -14.17%    2.97%  26.07%  10.05%  -5.71%  15.66%   8.22%  -1.27%   N/A      N/A

Ending Number of AUs (000s)             3       12      15      13       4       4       2       0   N/A      N/A

                                   2013     2012    2011    2010    2009    2008    2007    2006     2005    2004
-------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST: (continued)
Low Duration Portfolio (inception date November 1, 2006)
--------------------------------------------------------
Beginning AUV                     $12.589  $12.061 $12.097 $11.651 $10.426 $10.618 $10.029 $10.011   N/A      N/A
Ending AUV                        $12.397  $12.589 $12.061 $12.097 $11.651 $10.426 $10.618 $10.029   N/A      N/A

Percentage change in AUV           -1.53%    4.38%  -0.30%   3.83%  11.75%  -1.81%   5.87%   0.18%   N/A      N/A

Ending Number of AUs (000s)             7       11      12      13      13       5       0       0   N/A      N/A

Real Return Portfolio (inception date May 1, 2003)
--------------------------------------------------
Beginning AUV                      $1.659   $1.547  $1.405  $1.318  $1.129  $1.232  $1.129  $1.137   $1.129  $1.052
Ending AUV                         $1.485   $1.659  $1.547  $1.405  $1.318  $1.129  $1.232  $1.129   $1.137  $1.129

Percentage change in AUV          -10.49%    7.24%  10.11%   6.60%  16.74%  -8.36%   9.12%  -0.70%    0.71%   7.32%

Ending Number of AUs (000s)           681      889     984   1,056   1,110   1,283     264     379      769     711

Short Term Portfolio (inception date May 1, 2004)
-------------------------------------------------
Beginning AUV                     $11.330  $11.180 $11.280 $11.203 $10.539 $10.722 $10.407 $10.120  $10.011 $10.000
Ending AUV                        $11.236  $11.330 $11.180 $11.280 $11.203 $10.539 $10.722 $10.407  $10.120 $10.011

Percentage change in AUV           -0.83%    1.34%  -0.89%   0.69%   6.30%  -1.71%   3.03%   2.84%    1.09%   0.11%

Ending Number of AUs (000s)            13       13      25      21      20      13      16      29       75      35

Total Return Portfolio (inception date May 1, 2003)
---------------------------------------------------
Beginning AUV                      $1.586   $1.468  $1.437  $1.348  $1.199  $1.160  $1.082  $1.057   $1.046  $1.011
Ending AUV                         $1.534   $1.586  $1.468  $1.437  $1.348  $1.199  $1.160  $1.082   $1.057  $1.046

Percentage change in AUV           -3.28%    8.04%   2.16%   6.60%  12.43%   3.36%   7.21%   2.37%    1.05%   3.46%

Ending Number of AUs (000s)           893    1,162   1,295   1,291   1,313   1,024     879     737      887     890

PIONEER VARIABLE CONTRACT TRUST:
Disciplined Value Portfolio (inception date November 1, 2006)
-------------------------------------------------------------
Beginning AUV                      $9.183   $8.421  $8.864  $8.228  $7.210 $10.839 $10.331  $9.935   N/A      N/A
Ending AUV                        $11.645   $9.183  $8.421  $8.864  $8.228  $7.210 $10.839 $10.331   N/A      N/A

Percentage change in AUV           26.81%    9.05%  -5.00%   7.73%  14.12% -33.48%   4.92%   3.99%   N/A      N/A

Ending Number of AUs (000s)             5        9      12      12       3       3       1       0   N/A      N/A

Emerging Markets Portfolio (inception date November 1, 2006)
------------------------------------------------------------
Beginning AUV                     $10.441   $9.483 $12.590 $11.043  $6.435 $15.653 $11.144 $10.036   N/A      N/A
Ending AUV                        $10.070  $10.441  $9.483 $12.590 $11.043  $6.435 $15.653 $11.144   N/A      N/A

Percentage change in AUV           -3.55%   10.10% -24.68%  14.01%  71.61% -58.89%  40.46%  11.04%   N/A      N/A

Ending Number of AUs (000s)            12       13      15      17      20      18      35       0   N/A      N/A

Equity Income Portfolio (inception date January 2, 2001)
--------------------------------------------------------
Beginning AUV                      $1.330   $1.226  $1.176  $1.000  $0.890  $1.299  $1.310  $1.088   $1.046  $0.914
Ending AUV                         $1.689   $1.330  $1.226  $1.176  $1.000  $0.890  $1.299  $1.310   $1.088  $1.046

Percentage change in AUV           26.99%    8.48%   4.25%  17.60%  12.36% -31.49%  -0.84%  20.40%    4.02%  14.44%

Ending Number of AUs (000s)           218      266     315     336     365     397     416     754      658     470

Fund Portfolio (inception date January 2, 2001)
-----------------------------------------------
Beginning AUV                      $1.068   $0.985  $1.047  $0.917  $0.745  $1.151  $1.114  $0.971   $0.929  $0.850
Ending AUV                         $1.401   $1.068  $0.985  $1.047  $0.917  $0.745  $1.151  $1.114   $0.971  $0.929

Percentage change in AUV           31.18%    8.43%  -5.92%  14.18%  23.09% -35.27%   3.32%  14.73%    4.52%   9.29%

Ending Number of AUs (000s)            55       60      82      81     100     165     161     368      368     389

                                   2013     2012    2011    2010    2009    2008    2007    2006     2005    2004
-------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACT TRUST: (continued)
High Yield Portfolio (inception date May 1, 2005)
-------------------------------------------------
Beginning AUV                     $14.867  $13.031 $13.490 $11.626  $7.367 $11.608 $11.149 $10.445  $10.003   N/A
Ending AUV                        $16.391  $14.867 $13.031 $13.490 $11.626  $7.367 $11.608 $11.149  $10.445   N/A

Percentage change in AUV           10.25%   14.09%  -3.40%  16.03%  57.81% -36.54%   4.12%   6.74%    4.42%   N/A

Ending number of AUs (000s)             2        2       2       3       6       4       6       3        0   N/A

Mid Cap Value Portfolio (inception date May 1, 2005)
----------------------------------------------------
Beginning AUV                     $11.934  $10.921 $11.762 $10.117  $8.191 $12.540 $12.073 $10.904  $10.057   N/A
Ending AUV                        $15.623  $11.934 $10.921 $11.762 $10.117  $8.191 $12.540 $12.073  $10.904   N/A

Percentage change in AUV           30.91%    9.28%  -7.15%  16.26%  23.51% -34.68%   3.87%  10.72%    8.42%   N/A

Ending number of AUs (000s)             3        3       5       7       4       4       3       4        2   N/A

Strategic Income Portfolio (inception date November 1, 2006)
------------------------------------------------------------
Beginning AUV                     $14.143  $12.902 $12.883 $11.730  $9.204 $10.570 $10.098 $10.019   N/A      N/A
Ending AUV                        $14.075  $14.143 $12.902 $12.883 $11.730  $9.204 $10.570 $10.098   N/A      N/A

Percentage change in AUV           -0.48%    9.62%   0.15%   9.83%  27.44% -12.92%   4.67%   0.79%   N/A      N/A

Ending Number of AUs (000s)             6        6       7       5       5       1       3       0   N/A      N/A

ROYCE CAPITAL FUND:
Micro-Cap Portfolio (inception date May 1, 2003)
------------------------------------------------
Beginning AUV                      $2.293   $2.161  $2.494  $1.946  $1.248  $2.232  $2.177  $1.823   $1.657  $1.476
Ending AUV                         $2.736   $2.293  $2.161  $2.494  $1.946  $1.248  $2.232  $2.177   $1.823  $1.657

Percentage change in AUV           19.32%    6.11% -13.35%  28.16%  55.93% -44.09%   2.53%  19.42%   10.02%  12.26%

Ending Number of AUs (000s)            62       70     100     161     169     175     233     364      308     532

Small-Cap Portfolio (inception date May 1, 2003)
------------------------------------------------
Beginning AUV                      $2.432   $2.192  $2.299  $1.934  $1.451  $2.021  $2.094  $1.837   $1.716  $1.393
Ending AUV                         $3.232   $2.432  $2.192  $2.299  $1.934  $1.451  $2.021  $2.094   $1.837  $1.716

Percentage change in AUV           32.89%   10.95%  -4.65%  18.87%  33.29% -28.20%  -3.49%  13.99%    7.05%  23.19%

Ending Number of AUs (000s)           162      179     209     232     233     281     290     481      723     530

THIRD AVENUE VARIABLE SERIES TRUST:
Value Portfolio (inception date May 1, 2003)
--------------------------------------------
Beginning AUV                      $1.718   $1.368  $1.763  $1.567  $1.094  $1.968  $2.097  $1.837   $1.625  $1.374
Ending AUV                         $2.015   $1.718  $1.368  $1.763  $1.567  $1.094  $1.968  $2.097   $1.837  $1.625

Percentage change in AUV           17.29%   25.58% -22.40%  12.51%  43.24% -44.41%  -6.15%  14.15%   13.05%  18.27%

Ending Number of AUs (000s)           398      438     552     667     722     678     684     714      525     361

VAN ECK VIP TRUST:
Emerging Markets Fund
---------------------
Beginning AUV                      $2.649   $2.069  $2.826  $2.259  $1.075  $3.095  $2.281  $1.658   $1.274  $1.026
Ending AUV                         $2.926   $2.649  $2.069  $2.826  $2.259  $1.075  $3.095  $2.281   $1.658  $1.274

Percentage change in AUV           10.46%   28.03% -26.79%  25.10% 110.14% -65.27%  35.69%  37.58%   30.14%  24.17%

Ending Number of AUs (000s)           295      340     467     578     761     693     808     922    1,095   1,352

Global Hard Assets Fund
------------------------
Beginning AUV                      $3.733   $3.662  $4.444  $3.487  $2.245  $4.226  $2.949  $2.402   $1.606  $1.314
Ending AUV                         $4.069   $3.733  $3.662  $4.444  $3.487  $2.245  $4.226  $2.949   $2.402  $1.606

Percentage change in AUV            9.00%    1.94% -17.60%  27.44%  55.32% -46.88%  43.30%  22.77%   49.56%  22.22%

Ending Number of AUs (000s)           361      377     435     487     537     581     945     887    1,112   1,092

                                   2013     2012    2011    2010    2009    2008    2007    2006     2005    2004
-------------------------------------------------------------------------------------------------------------------
VAN ECK VIP TRUST: (continued)
Multi-Manager Alternatives Fund (inception date May 1, 2003)
------------------------------------------------------------
Beginning AUV                      $1.017   $1.018  $1.056  $1.020  $0.908  $1.060  $1.033  $0.964   $0.976  $0.993
Ending AUV                         $1.053   $1.017  $1.018  $1.056  $1.020  $0.908  $1.060  $1.033   $0.964  $0.976

Percentage change in AUV            3.54%   -0.10%  -3.60%   3.53%  12.33% -14.34%   2.61%   7.16%   -1.23%  -1.71%

Ending Number of AUs (000s)             6       31      53      33      23      11      92     136       14      13

Unconstrained Emerging Markets Bond Fund
-----------------------------------------
Beginning AUV                      $2.002   $1.923  $1.803  $1.722  $1.648  $1.613  $1.491  $1.420   $1.485  $1.380
Ending AUV                         $1.793   $2.002  $1.923  $1.803  $1.722  $1.648  $1.613  $1.491   $1.420  $1.485

Percentage change in AUV          -10.44%    4.11%   6.66%   4.70%   4.49%   2.17%   8.18%   5.00%   -4.38%   7.61%

Ending Number of AUs (000s)            99      146     198     246     272     323     309     379      597     808

WELLS FARGO ADVANTAGE VARIABLE TRUST:
Discovery Fund (inception date April 8, 2005)
---------------------------------------------
Beginning AUV                     $18.061  $15.557 $15.710 $11.754  $8.495 $15.484 $12.838 $11.355   $9.904   N/A
Ending AUV                        $25.610  $18.061 $15.557 $15.710 $11.754  $8.495 $15.484 $12.838  $11.355   N/A

Percentage change in AUV           41.80%   16.10%  -0.97%  33.66%  38.36% -45.14%  20.61%  13.06%   14.65%   N/A

Ending Number of AUs (000s)            99      111     121     139     147     162     185     201      225   N/A

Opportunity Fund
-----------------
Beginning AUV                      $2.867   $2.517  $2.701  $2.213  $1.519  $2.572  $2.447  $2.211   $2.078  $1.783
Ending AUV                         $3.694   $2.867  $2.517  $2.701  $2.213  $1.519  $2.572  $2.447   $2.211  $2.078

Percentage change in AUV           28.85%   13.91%  -6.81%  22.05%  45.69% -40.94%   5.11%  10.67%    6.40%  16.55%

Ending Number of AUs (000s)           453      495     592     689     770     802     896   1,055    1,324   1,677

                                   APPENDIX C
      Deductions for Taxes - Qualified and Nonqualified Annuity Contracts

                                                             Upon             Upon
State                                                   Premium Payment   Annuitization       Nonqualified       Qualified
-----                                                   ---------------   -------------       ------------       ---------
California ........................................                            X                  2.35%              0.50%

Maine..............................................           X                                   2.00%(1)

Nevada.............................................                            X                  3.50%

South Dakota.......................................           X                                   1.25%(2)

Texas .............................................                            X                  0.04%(3)           0.04%

West Virginia......................................                            X                  1.00%              1.00%

Wyoming............................................           X                                   1.00%

NOTE: The above tax deduction rates are as of January 1, 2014. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, We reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.

      For a more detailed explanation of the assessment of taxes, see "Expenses
      - Premium Taxes".

--------
(1) Maine changed its tax laws affecting annuities in 2003 retroactive to January 1, 1999. Under the revised statute, annuity premium payments are taxed upon premium payment for payments received on or after January 1, 1999.

(2) South Dakota law exempts premiums received on qualified contracts from premium tax. Additionally, South Dakota law provides a lower rate of 0.8% that applies to premium payments received in excess of $500,000 in a single calendar year.

(3) Texas charges an insurance department "maintenance fee" of 0.04% on annuity considerations, but the department allows this to be paid upon annuitization.

                               PRIVACY NOTICE of

                   Jefferson National Life Insurance Company

REVISED Notice of Privacy Policy                       01/2014

We take your privacy seriously. This notice describes how we treat data about our customers.

We do not sell our customer data. We have physical, electronic and procedural security measures in place that comply with legal standards to protect your personal data. Access to customer data is limited to employees who need access to do their jobs and to others as permitted or required by law.

We get most of the data we have about you through your application and administrative forms. We may also receive data from outside sources with your consent, such as:

      o     The Medical Information Bureau

      o     Consumer Reporting Agencies

      o     Service Providers who conduct marketing services on our behalf

      o     Motor Vehicle Bureaus

      o     Other Data Providers

Data we collect may include:

      o     Name, address, e-mail address, phone number

      o     Social Security Number

      o     Demographic Data

      o Health data (for life insurance buyers) or other data about illness, disability or injury

      o Internet Cookies (cookies help our Internet application process - they do not store any personal data)

We may share customer data we collect with the following with your consent or as permitted or required by law:

      o     Insurance companies, agents, reinsurers

      o     Group policyholders for purpose of reporting claims experience

      o     Medical Laboratories and Prescription or Pharmacy Database Managers

      o Medical Information and Motor Vehicle Bureaus or similar institutions

      o     A court or governmental agency when there is a lawful request

      o     Law enforcement officials to prevent criminal activity and/or fraud

      o Service providers that perform marketing services for us Service providers that perform administrative services for us

      o     Joint Marketing Partners

      o     Unaffiliated Fund Families

      o     Unaffiliated Third Parties

      o     Our Affiliates

We do not share your health data with anyone without your written consent, unless permitted or required by law. We use your health data to:

      o     Underwrite policies

      o     Process, evaluate or defend claims

When we use service providers and joint marketers they agree to keep your personal data private and not use it for any other purpose. Data obtained from an insurance support organization, such as, the Medical Information Bureau, may be retained and disclosed by this organization to other persons. For our Internet customers we require you to enter a user name and password to access your online account. You have a right to review your personal data. To do so please send a written request to the Customer Service Department:

                 10350 Ormsby Park Place, Louisville, KY 40223

Please include your name, address, telephone number, and policy number. Also, let us know what kind of data you want to see. We may charge a small fee to collect and send the data to you. If you see any errors, let us know and we will review it. If we agree, we will correct our files. If we disagree, you may file a short statement of dispute with us. Your statement will be included with any data we disclose in the future. You can also request that we send it to anyone who received your data from us in the past 2 years.

If we change our privacy notice we will give you notice ahead of time of any change in our privacy practices by providing a new Notice and any opt-in or opt-out rights you may have under any federal or state laws at that time.

If you provide personal data to third parties, for example, independent agents or brokers, please note that this Notice will not cover their use of such data. If you provide personal data to us on a website that we sponsor with another financial institution, please note that you are providing your personal data to us and the third party. Accordingly, you should review the privacy notice of any such third parties.

Jefferson National [LOGO]

Jefferson National Life Insurance Company
P.O. Box 36840
Louisville, KY  40233

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

General Information
  General Information Regarding Jefferson National Life Insurance Company Jefferson National Life Annuity Account E
Certain Federal Income Tax Consequences
Published Ratings
Administration
Annuity Provisions
Distribution
Reduction or Elimination of the Contingent Deferred Sales Charge
Arrangements Regarding Frequent Purchases and Redemptions
Financial Statements

--------------------------------------------------------------------------------
                            (cut along dotted line)

    If you would like a free copy of the Statement of Additional Information
     (Form # JNL-ACHEDU-SAI-E-05-14) dated May 1, 2014 for this Prospectus, please complete this form, detach, and mail to:

                   Jefferson National Life Insurance Company
                             Administrative Office
                                 P.O. Box 36840
                           Louisville, Kentucky 40233

     Please send me a free copy of the Statement of Additional Information for the Jefferson National Life Annuity Account E at the following address:

Name: __________________________________________________________________________

Mailing Address: _______________________________________________________________

                                   Sincerely,
________________________________________________________________________________
                                  (Signature)
--------------------------------------------------------------------------------

                   Jefferson National Life Insurance Company
                             Administrative Office
                                 P.O. Box 36840
                           Louisville, Kentucky 40233



(c) 2014, Jefferson National Life Insurance Company       JNL-ACHEDU-PROS-E-0514

                  STATEMENT OF ADDITIONAL INFORMATION

         INDIVIDUAL AND GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY

                               ISSUED BY

               JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                  AND

               JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

   ADMINISTRATIVE OFFICE: P.O. BOX 36840, LOUISVILLE, KENTUCKY 40233
                   PHONE: (866) 667-0561 (TOLL FREE)

                              MAY 1, 2014

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Jefferson
National Life Annuity Account E (the "Variable Account"), dated May 1, 2014. You may obtain a copy of the current prospectus on Our Website or by writing to us at our Administrative Office: P.O. Box 36840, Louisville, Kentucky 40233, telephone: (866) 667-0561.

                           TABLE OF CONTENTS

                                                                   PAGE
GENERAL INFORMATION                                                B-3

CERTAIN FEDERAL INCOME TAX CONSEQUENCES                            B-3

PUBLISHED RATINGS                                                  B-7

ADMINISTRATION                                                     B-7

ANNUITY PROVISIONS                                                 B-7

DISTRIBUTION                                                       B-7

ARRANGEMENTS REGARDING FREQUENT PURCHASES AND REDEMPTIONS          B-8

FINANCIAL STATEMENTS                                               B-8

                          GENERAL INFORMATION

GENERAL INFORMATION REGARDING JEFFERSON NATIONAL LIFE INSURANCE COMPANY:

Jefferson National Life Insurance Company ("Jefferson National", "Company", "we", "our" or "us") is a subsidiary of Jefferson National Financial Corp., a Delaware corporation. We are organized as a Texas stock life insurance company, and are subject to Texas law governing insurance companies. We are licensed to sell insurance products in forty-nine of the fifty states of the United States (all states except New York), and the District of Columbia. Our business address is 10350 Ormsby Park Place, Louisville, KY 40223.

Prior to January 3, 2008, Jefferson National was an indirect, wholly-owned subsidiary of Inviva, Inc. Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company ("CVIC"). On October 23, 2002 CVIC was purchased by Inviva, Inc. from Conseco Life Insurance Company of Texas. Prior to October 7, 1998, CVIC was known as Great American Reserve Insurance Company.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E:

Jefferson National Life Annuity Account E, also referred to as the "Variable Account", was established on November 12, 1993 pursuant to Texas law. Prior to May 1, 2003, the Variable Account was known as Conseco Variable Annuity Account E and prior to May 1, 1999 it was known as Great American Reserve Variable Annuity Account E. The Variable Account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 ("Investment Company Act"). This registration does not involve supervision of the management of the separate account or the Company by the SEC.

The assets of the Variable Account are the property of the Company. However, the assets of the Variable Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to other income, gains, or losses of the Company.

The Variable Account holds assets of annuities issued by us with values and benefits that vary according to the investment performance of the underlying Investment Portfolios offered as Sub-accounts of the Variable Account. Each Sub-account invests exclusively in an Investment Portfolio. You will find additional information about the Investment Portfolios in their respective prospectuses. We do not guarantee the investment results of any Sub-account. You bear the entire investment risk.

We offer a number of Sub-accounts. Certain Sub-accounts may not be available in all jurisdictions. If and when we obtain approval of the applicable authorities to make such Sub-accounts available, we will notify Owners of the availability of such Sub-accounts.

A brief summary of the investment objectives and policies of each Investment Portfolio is found in the Prospectus. More detailed information about the investment objectives, policies, risks, costs and management of the Portfolios are found in the summary prospectuses, prospectuses and statements of additional information for the Investment Portfolios. Also included in such information is the investment policy of each Investment Portfolio regarding the acceptable ratings by recognized rating services for bonds and other debt obligations. There can be no guarantee that any Investment Portfolio will meet its investment objectives.

Each underlying mutual fund is registered under the Investment Company Act, as amended, as an open-end management investment company. Each underlying Investment Portfolio thereof may or may not be diversified as defined in the Investment Company Act. The trustees or directors, as applicable, of an underlying mutual fund may add, eliminate or substitute Investment Portfolios from time to time.

                CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a Contract, based on the Internal Revenue Code of 1986, as amended (the "Code"), proposed and final Treasury regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to "United States Persons," and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trusts with respect to which a court within the United States is able to exercise primary supervision over such trusts' administration and with respect to which one or more United States Persons (as defined herein) have the authority to control such trusts' substantial decisions and estates that are subject to United States federal income tax regardless of the source of their income. If your Contract pays a death benefit upon the death of the annuitant, rather than owner, please consult a tax advisor regarding the tax treatment of this benefit.

TAX STATUS OF THE CONTRACT
The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. Section 1.817-5) apply a diversification requirement to each of the Sub-accounts of the Variable Account. The Variable Account, through the funds and their Investment Portfolios, intends to comply with the diversification requirements of the Treasury.

Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the qualified retirement plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified contracts from application of the diversification rules, the investment vehicle for Jefferson National's qualified Contracts (i.e., the funds) will be structured to comply with the diversification standards because it serves as the investment vehicle for nonqualified contracts as well as qualified contracts.

OWNER CONTROL. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the Variable Account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of Variable Account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department subsequently announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which contract owners may direct their investments to particular Sub-accounts without being treated as owners of underlying assets." The IRS has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 Sub-accounts and make not more than one transfer per month without charge did not result in the owner of the Contract being treated as the owner of the assets in the Sub-accounts under the investor control doctrine.

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of Variable Account assets. Although we do not believe this to be the case, these differences could result in owners being treated as the owners of the assets of the Variable Account. We, therefore, reserve the right to modify the Contracts as necessary to attempt to prevent the owners of the Contracts from being considered the owners of a pro rata share of the assets of the Variable Account.

DISTRIBUTION REQUIREMENTS. The Code also requires that nonqualified contracts contain specific provisions for distribution of contract proceeds upon the death of an owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the maturity date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the maturity date, the entire interest in the contract must generally be distributed within five years after such owner's date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner's death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if such owner's death occurs prior to the maturity date, and such owner's surviving spouse is named beneficiary, then the contract may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of the owner. The Contract contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.

If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple
IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the Contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the only designated beneficiary is the Owner's spouse, the applicable distribution period is the surviving spouse's life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the Owner's death. For calendar years after the death of the Owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not solely the Owner's surviving spouse, or if the Owner did not designate a surviving spouse at all, the applicable distribution period is the designated beneficiary's life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the Owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the Owner's death. If the Owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period.

WITHHOLDING. The portion of any distribution under a Contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld and properly notifies us. For certain qualified Contracts, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the owner's tax status. For qualified Contracts, "eligible rollover distributions" from section 401(a) plans, section 403(a) annuities, section 403(b) tax-sheltered annuities and governmental section 457 deferred compensation plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is a distribution from such a plan, except certain distributions such as distributions required by the Code, hardship distributions, certain after-tax contributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, to certain nontaxable distributions if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

QUALIFIED CONTRACTS. The qualified Contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Contracts and our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

For qualified plans under sections 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the Contract that satisfy applicable tax rules.

We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

INDIVIDUAL RETIREMENT ANNUITIES. In order to qualify as a traditional individual retirement annuity ("IRA") under section 408(b) of the Code, a Contract must contain certain provisions: (i) the owner must be the annuitant; (ii) the Contract generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the Contract as collateral security; (iii) subject to special rules, the total purchase payments for any tax year on behalf of any individual may not exceed $5,500 for 2014 ($6,500 if age 50 or older by the end of 2014), except in the case of a rollover amount or contribution under sections 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or partial withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2 and must be made in a specified form and manner; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the annuity value; and (vii) the entire interest of the owner is non-forfeitable. Contracts intended to qualify as traditional IRAs under section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax. Additionally, unless certain annual distribution requirements are met, a penalty tax of 50% will be levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA). The Roth IRA, under section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $129,000 for single filers, $191,000 for married filing jointly, married filing separately if you do not live with your spouse during the year, or for a qualifying widow(er) and $10,000 for married filing separately if you live with your spouse during the year. The amount per individual that may be contributed to all IRAs (Roth and traditional) is the lesser of your taxable compensation or $5,500 for 2014 ($6,500 if age 50 or older by the end of 2014). However, for single filers with modified adjusted gross income in excess of $114,000, but less than $129,000, the amount you may contribute is reduced. For married filing jointly, married filing separately if you do not live with your spouse during the year, or for a qualifying widow(er), your contribution limit is reduced if modified gross income is in excess of $181,000, but less than $191,000. For married filing separately if you live with your spouse during the year, your contribution limit is reduced if modified gross income is in excess of $0, but less than $10,000. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made five tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, or to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if the amounts are distributed within the five taxable years beginning with the year in which the conversion was made. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, required distributions at death are generally the same.

SECTION 403(b) PLANS. Under section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase Contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The Contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor. Additionally, in accordance with the requirements of the Code, section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

CORPORATE PENSION, PROFIT SHARING PLANS AND H.R. 10 PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments. The Contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor.

DEFERRED COMPENSATION PLANS. Section 457 of the Code, while not actually providing for a qualified plan (as that term is used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental section 457 plans, all such investments, however, are owned by the sponsoring employer, and are subject to the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its section 457 plan obligations.

TAXATION OF JEFFERSON NATIONAL
Jefferson National at present is taxed as a life insurance company under
Part I of Subchapter L of the Code. The separate account is treated as part of us and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. At present, we do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make charges to the separate account.

                           PUBLISHED RATINGS

We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to the Company by one or more independent rating organizations, such as A.M. Best Company, Standard and Poor's Insurance Rating Services, Moody's Investors Service, Inc. and Fitch Ratings. These ratings are opinions of an operating insurance company's financial strength and capacity to meet its obligations to Contract owners. These ratings do not apply to the separate account, its Sub-accounts, the Investment Portfolios or to their performance.

                             ADMINISTRATION

Jefferson National Financial Corp. performs administrative services for the Contracts. These services include issuance of the Contracts, maintenance of the records concerning the contracts and certain valuation services.

                           ANNUITY PROVISIONS

The Company makes available several annuity options that can include either fixed or variable payments or a combination of both.

VARIABLE ANNUITY PAYOUT

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment portfolio. Annuity payments also depend upon the age of the annuitant and any joint annuitant and the assumed interest factor utilized. The Annuity Table used will depend upon the annuity option chosen. The dollar amount of annuity payments after the first is determined as follows:

1. The dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each investment portfolio as of the annuity date. This sets the number of annuity units for each monthly payment for the applicable investment portfolio.

2. The fixed number of annuity units for each payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment for each applicable investment portfolio.

The total dollar amount of each variable annuity payment is the sum of all variable annuity payments reduced by the applicable portion of the contract maintenance charge.

The calculation of the first annuity payment is made on the annuity date. The Company assesses the insurance charges during both the accumulation phase and the annuity phase. The deduction of the insurance charges will affect the amount of the first and any subsequent annuity payments. In addition, under certain circumstances, the Company may assess a contingent deferred sales charge and/or the contract maintenance charge on the annuity date, which would affect the amount of the first annuity payment (see "Expenses" and "Annuity Payments" in the prospectus).

ANNUITY UNIT

The annuity unit value at the end of any subsequent valuation period is determined as follows:

1. The net investment factor for the current valuation period is multiplied by the value of the annuity unit for investment portfolio for the immediately preceding valuation period.

2. The result in (1) is then divided by the assumed investment rate factor, which equals 1.00 plus the assumed investment rate for the number of days since the previous valuation period.

The owner can choose either a 5% or a 3% assumed investment rate.

FIXED ANNUITY PAYOUT

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the investment portfolios. The dollar amount of each fixed annuity payment is determined in accordance with Annuity Tables contained in the Contract.

                              DISTRIBUTION

Jefferson National Securities Corporation, a registered broker-dealer and a member of the Financial Industry Regulatory Authority ("Distributor"), acts as the principal underwriter of the Contracts. The Distributor's address is 10350 Ormsby Park Place, Louisville, Kentucky 40223. The Distributor is an affiliated person of ours. We offer the Contracts for sale on a continuous basis through the Distributor. No compensation was paid to the Distributor during the last fiscal year related to the sale of the Contracts.

REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE

The amount of the Contingent Deferred Sales Charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the Contingent Deferred Sales Charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the Contingent Deferred Sales Charge.

The Contingent Deferred Sales Charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the Contingent Deferred Sales Charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.


       ARRANGEMENTS REGARDING FREQUENT PURCHASES AND REDEMPTIONS
The Company has no arrangements with any contract owners, financial advisors or other individuals or entities to permit purchases and redemptions other than in accordance with the administrative rules described in the prospectus for Jefferson National Life Annuity Account E, dated May 1, 2014.



                          FINANCIAL STATEMENTS
The financial statements of the Company and the Variable Account included in this Statement of Additional Information should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.


                              JEFFERSON NATIONAL LIFE
                              INSURANCE COMPANY

                              Statutory Basis Financial Statements
                              and Supplementary Information
                              Years Ended December 31, 2013, 2012 and 2011

The report accompanying these financial statements was issued by BDO USA, LLP, a Delaware limited liability partnership and the U.S. member of BDO International Limited, a UK company limited by guarantee.

                              JEFFERSON NATIONAL LIFE
                              INSURANCE COMPANY

                              Statutory Basis Financial Statements
                              and Supplementary Information
                              Years Ended December 31, 2013, 2012 and 2011

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                    CONTENTS
================================================================================

INDEPENDENT AUDITOR'S REPORT                                                 3-4

STATUTORY BASIS FINANCIAL STATEMENTS:

  Statements of Admitted Assets, Liabilities and Capital and Surplus
    as of December 31, 2013 and 2012                                           5

  Statements of Operations for the Years Ended December 31,
    2013, 2012 and 2011                                                        6

  Statements of Changes in Capital and Surplus for the Years Ended
    December 31, 2013, 2012 and 2011                                           7

  Statements of Cash Flows for the Years Ended December 31,
    2013, 2012 and 2011                                                        8

  Notes to Statutory Basis Financial Statements                             9-37

INDEPENDENT AUDITOR'S REPORT ON SUPPLEMENTARY INFORMATION                     38

SUPPLEMENTARY INFORMATION:

  Selected Financial Data                                                  39-40

  Summary Investment Schedule

  Investment Risk Interrogatories

[BDO LOGO]              Tel: +212 885-8000            100 Park Avenue
                        Fax: +212 697-1299            New York, NY 10017
                        www.bdo.com

INDEPENDENT AUDITOR'S REPORT

Board of Directors
Jefferson National Life Insurance Company
Louisville, Kentucky

We have audited the accompanying statutory basis statements of admitted assets, liabilities and capital and surplus of Jefferson National Life Insurance Company as of December 31, 2013 and 2012, and the related statutory basis statements of operations, changes in capital and surplus and cash flows for the years ended December 31, 2013, 2012 and 2011, and the related notes to the statutory basis financial statements.

MANAGEMENT'S RESPONSIBILITY FOR THE STATUTORY BASIS FINANCIAL STATEMENTS

Management is responsible for the preparation and fair presentation of these statutory basis financial statements in accordance with the financial reporting provisions prescribed by the Texas Department of Insurance. Management is also responsible for design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory basis financial statements that are free from material misstatement, whether due to fraud or error.

AUDITOR'S RESPONSIBILITY

Our responsibility is to express an opinion on these statutory basis financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory basis financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the statutory basis financial statements. The procedures selected depend on the auditor's judgment, including the assessment of the risks of material misstatement of the statutory basis financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity's preparation and fair presentation of the statutory basis financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the statutory basis financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

BDO USA, LLP, a Delaware limited liability partnership, is the U.S. member of BDO International Limited, a UK company limited by guarantee, and forms part of the international BDO network of independent member firms.

BDO is the brand name for the BDO network and for each of the BDO Member Firms.

[BDO LOGO]

BASIS FOR ADVERSE OPINION ON U.S. GENERALLY ACCEPTED ACCOUNTING PRINCIPLES

As described in Note 2, the statutory basis financial statements are prepared on the basis of the financial reporting provisions prescribed or permitted by the Texas Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the accompanying statutory basis financial statements of the variances between such practices and accounting principles generally accepted in the United States of America are described in Note 2.

ADVERSE OPINION ON U.S. GENERALLY ACCEPTED ACCOUNTING PRINCIPLES

In our opinion, because of the significance of the matters described in the "Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles" paragraph, the statutory basis financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of Jefferson National Life Insurance Company as of December 31, 2013 and 2012, and the results of its operations, changes in its capital and surplus and its cash flows for the years ended December 31, 2013, 2012 and 2011.

OPINION ON STATUTORY BASIS OF ACCOUNTING

In our opinion, the statutory basis financial statements referred to above present fairly, in all material respects, the financial position of Jefferson National Life Insurance Company as of December 31, 2013 and 2012, and the results of its operations, changes in its capital and surplus and its cash flows for the years ended December 31, 2013, 2012 and 2011 in accordance with the financial reporting provisions prescribed or permitted by the Texas Insurance Department, described in Note 2.

/s/ BDO USA, LLP

March 31, 2014

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 STATUTORY BASIS STATEMENTS OF ADMITTED ASSETS,
                      LIABILITIES AND CAPITAL AND SURPLUS
                   (DOLLARS IN THOUSANDS, EXCEPT SHARE DATA)
================================================================================

DECEMBER 31,                                                 2013          2012
---------------------------------------------------------------------------------
ADMITTED ASSETS
INVESTMENTS AND CASH:
  Bonds at amortized cost                             $   427,277   $   446,337
  Preferred stock                                           5,286         6,899
  Common stock                                              4,388         9,533
  Mortgage loan trusts                                     19,170        13,219
  Mortgage loans on real estate                             1,801         1,991
  Investment in real estate                                 1,245         1,060
  Policyholder loans                                        6,517         6,756
  Cash and short-term investments                          17,149        13,508
  Other invested assets                                         -         1,961
  Derivatives                                                   -            14
---------------------------------------------------------------------------------
      TOTAL INVESTMENTS AND CASH                          482,833       501,278
ACCRUED INVESTMENT INCOME                                   3,437         4,409
AMOUNTS RECOVERABLE ON REINSURANCE CEDED                    2,017         2,723
DEFERRED TAX ASSET                                            550           369
OTHER ADMITTED ASSETS                                       3,333         2,680
SEPARATE ACCOUNT ASSETS                                 2,561,281     1,747,895
---------------------------------------------------------------------------------
      TOTAL ADMITTED ASSETS                           $ 3,053,451   $ 2,259,354
=================================================================================
LIABILITIES AND CAPITAL AND SURPLUS
LIABILITIES:
Policy and contract reserves                          $   211,580   $   215,982
  Claim reserves                                              (44)         (109)
  Accounts payable and accrued expenses                       147           532
  Payable on reinsurance                                  181,416       191,581
  Due to parent and affiliates                                188         1,846
  Asset valuation reserve                                   2,849         2,711
  Interest maintenance reserve                              5,891         5,530
  Transfers from separate accounts                         (1,322)       (1,962)
  Borrowed money                                           36,379        44,700
  Other liabilities                                        15,639         9,172
  Separate account liabilities                          2,561,281     1,747,895
---------------------------------------------------------------------------------
      TOTAL LIABILITIES                                 3,014,004     2,217,878
---------------------------------------------------------------------------------
CAPITAL AND SURPLUS:
  Common stock, $4.80 par value, 1,065,000 shares
    authorized, 1,043,565 shares issued and
    outstanding                                             5,009         5,009
  Paid-in surplus                                          42,165        42,165
  Unassigned deficit                                      (11,358)      (10,725)
  Special surplus funds                                     3,631         5,027
---------------------------------------------------------------------------------
      TOTAL CAPITAL AND SURPLUS                            39,447        41,476
---------------------------------------------------------------------------------
      TOTAL LIABILITIES, CAPITAL AND SURPLUS          $ 3,053,451   $ 2,259,354
=================================================================================

                 SEE ACCOMPANYING NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                    STATUTORY BASIS STATEMENTS OF OPERATIONS
                             (DOLLARS IN THOUSANDS)
================================================================================

YEAR ENDED DECEMBER 31,                           2013         2012       2011
---------------------------------------------------------------------------------
REVENUES:
  Premium, annuity and other
    considerations                          $  741,073   $  420,804   $ 275,695
  Net investment income                         21,391       23,054      26,473
  Reserve adjustment on reinsurance
    ceded                                       (3,968)      (6,345)     (6,538)
  Commission and expense allowances on
    reinsurance ceded                            1,994        1,873       3,083
  Amortization of interest maintenance
    reserve                                        738          676         492
  Fee income                                     5,951        5,921       6,511
  Other revenues                                 9,002        7,037       6,060
---------------------------------------------------------------------------------
      TOTAL REVENUES                           776,181      453,020     311,776
---------------------------------------------------------------------------------
BENEFITS AND EXPENSES:
  Annuity and surrender benefits               194,199      157,487     141,910
  Increase (decrease) in policy and
    contract reserves                           (4,479)         458       1,334
  Other benefits                                 3,139        3,768       3,606
  Commissions                                    1,357        1,667       1,751
  General and administrative expenses           18,831       15,280      17,622
  Taxes, licenses and fees                         433          437         135
  Net transfers to separate accounts           553,436      262,923     133,990
  Decrease in funds withheld                    13,248       10,605      10,608
  Interest maintenance reserve released
    on reinsurance transaction                  (3,505)           -           -
  Other expenses                                    92           80          80
---------------------------------------------------------------------------------
      TOTAL BENEFITS AND EXPENSES              776,751      452,705     311,036
---------------------------------------------------------------------------------
      INCOME (LOSS) FROM OPERATIONS
        BEFORE FEDERAL INCOME TAX
        PROVISION AND NET REALIZED
        CAPITAL LOSSES                            (570)         315         740
FEDERAL INCOME TAX PROVISION                       181            -           -
---------------------------------------------------------------------------------
      INCOME (LOSS) FROM OPERATIONS
        BEFORE NET REALIZED CAPITAL
        LOSSES                                    (751)         315         740
NET REALIZED CAPITAL LOSSES, NET OF
  TRANSFERS TO IMR                                (342)      (3,242)     (5,532)
---------------------------------------------------------------------------------
NET LOSS                                    $   (1,093)  $   (2,927)  $  (4,792)
=================================================================================

                 SEE ACCOMPANYING NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

               STATUTORY BASIS STATEMENTS OF CAPITAL AND SURPLUS
                             (DOLLARS IN THOUSANDS)
================================================================================

YEAR ENDED DECEMBER 31,                           2013         2012        2011
---------------------------------------------------------------------------------
CAPITAL AND SURPLUS, BEGINNING OF YEAR      $   41,476   $   47,174   $  31,314
---------------------------------------------------------------------------------
Adjustments to surplus:
  Net loss                                      (1,093)      (2,927)     (4,792)
  Change in net unrealized capital gains
    (losses)                                       452          211        (591)
  Change in deferred income tax                    181      (19,478)      3,520
  Change in nonadmitted assets                     (35)      19,586      (3,524)
  Change in asset valuation reserve               (138)      (1,612)        (83)
  Paid-in surplus                                    -            -      15,175
  Change in surplus as a result of
    reinsurance, net of tax                     (1,396)      (1,478)     (2,330)
  Increase in surplus due to quasi
    reorganization                                   -            -       8,485
---------------------------------------------------------------------------------
      NET ADJUSTMENTS TO SURPLUS                (2,029)      (5,698)     15,860
---------------------------------------------------------------------------------
CAPITAL AND SURPLUS, END OF YEAR            $   39,447   $   41,476   $  47,174
=================================================================================

                 SEE ACCOMPANYING NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                    STATUTORY BASIS STATEMENTS OF CASH FLOWS
                             (DOLLARS IN THOUSANDS)
================================================================================

YEAR ENDED DECEMBER 31,                                       2013            2012            2011
----------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
  Premiums collected net of reinsurance                  $ 741,073       $ 420,804       $ 275,695
  Net investment income                                     18,480          18,533          22,240
  Miscellaneous income                                      16,947          14,831          15,654
----------------------------------------------------------------------------------------------------
        TOTAL INCOME RECEIVED                              776,500         454,168         313,589
----------------------------------------------------------------------------------------------------
  Benefit and loss related payments                        200,765         167,396         152,875
  Net transfers to separate accounts                       552,796         262,030         132,775
  Commissions, expenses paid and aggregate
    write-ins for deductions                                30,348          28,055          30,359
  Federal and foreign income taxes paid                        369               -               -
----------------------------------------------------------------------------------------------------
        TOTAL OPERATING EXPENSES PAID                      784,278         457,481         316,009
----------------------------------------------------------------------------------------------------
        NET CASH USED IN
          OPERATING ACTIVITIES                              (7,778)         (3,313)         (2,420)
----------------------------------------------------------------------------------------------------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from investments sold, matured
    or repaid:
      Bonds and stocks                                     132,103         180,166         168,402
      Mortgage loans                                         1,378             617           1,065
      Derivatives                                                -               -             231
      Other invested assets                                  2,662           2,236             102
      Miscellaneous proceeds                                    61             334               -
----------------------------------------------------------------------------------------------------
        TOTAL INVESTMENT PROCEEDS                          136,204         183,353         169,800
----------------------------------------------------------------------------------------------------
  Cost of investments acquired:
    Bonds and stocks                                       (97,984)       (199,376)       (337,126)
    Mortgage loans                                          (7,173)              -            (875)
    Real estate                                               (529)              -            (609)
    Other invested assets                                        -          (1,033)           (491)
    Miscellaneous investments                                    -              (5)            (25)
----------------------------------------------------------------------------------------------------
        TOTAL COST OF INVESTMENTS ACQUIRED                (105,686)       (200,414)       (339,126)
----------------------------------------------------------------------------------------------------
  Net decrease in policy loans                                 203             444             705
----------------------------------------------------------------------------------------------------
        NET CASH PROVIDED BY (USED IN)
          INVESTING ACTIVITIES                              30,721         (16,617)       (168,621)
----------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES AND
  MISCELLANEOUS SOURCES:
    Borrowed money                                          (8,320)         (8,069)        (13,828)
    Net deposit-type contract fund and other
      liabilities                                               77           1,402          (1,408)
    Other cash applied                                     (11,059)         (7,333)            861
    Paid-in surplus                                              -               -          15,175
----------------------------------------------------------------------------------------------------
        NET CASH PROVIDED BY (USED IN)
          FINANCING ACTIVITIES AND
          MISCELLANEOUS SOURCES                            (19,302)        (14,000)            800
----------------------------------------------------------------------------------------------------
NET CHANGE IN CASH AND SHORT-TERM
  INVESTMENTS                                                3,641         (33,930)       (170,241)
CASH AND SHORT-TERM INVESTMENTS:
  Beginning of year                                         13,508          47,438         217,679
----------------------------------------------------------------------------------------------------
  End of year                                            $  17,149       $  13,508       $  47,438
====================================================================================================

                 SEE ACCOMPANYING NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

1. ORGANIZATION

Jefferson National Life Insurance Company (the "Company" or "JNL"), is a life insurance company founded in 1937 and domiciled in the State of Texas. The Company markets primarily variable annuities and, in 2005, launched a revolutionary flat insurance fee variable annuity called Monument Advisor.

The Company is licensed in all states and the District of Columbia except New York and is a wholly-owned subsidiary of Jefferson National Financial Corp. ("JN Financial").

The following states represented premiums collected in excess of 5% of total premiums in 2013, 2012 and 2011:

                                              2013          2012         2011
--------------------------------------------------------------------------------
California                                      12%           11%          10%
Florida                                         10%            8%           6%
Texas                                            8%           10%          11%
Massachusetts                                    6%            8%           9%
Ohio                                             6%           N/A          N/A
================================================================================

All outstanding shares of the Company are owned by the parent company, JN Financial, an insurance holding company incorporated in the State of Delaware. On December 30, 2011, a group of investors, along with certain members of management of JN Financial, consummated an $83,000 management buyout, the proceeds of which were used to acquire the outstanding shares of JN Financial and contribute $20,660 of capital to the Company.

2. BASIS OF PRESENTATION

The statutory basis financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Texas Department of Insurance (the "Department"). Insurance companies domiciled in Texas are required to prepare statutory basis financial statements in accordance with the National Association of Insurance Commissioners' ("NAIC") Accounting Practices and Procedures manual ("NAIC SAP"), subject to certain modifications prescribed or permitted by the Department ("Texas SAP"). Under NAIC SAP, furniture, fixtures and equipment are depreciated against net income with the undepreciated portion reported as a nonadmitted asset charged against surplus. Under Texas Insurance Code S841.004, furniture, labor-saving devices, machines and all other office equipment may be admitted for property acquired after December 31, 2000 and depreciated over a period not to exceed five years. The amount of admitted furniture and equipment was $890 and $1,072 at December 31, 2013 and 2012, respectively. The Department has the right to permit specific practices that deviate from prescribed practices.

Financial statements prepared in accordance with Texas SAP vary from financial statements prepared using accounting principles generally accepted in the United States of America ("GAAP") primarily because on a statutory basis:

o costs related to acquiring business, principally commissions, direct marketing costs and certain policy issue expenses, are charged to income in the year incurred, rather than capitalized and amortized in relation to premiums or gross profits;

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

o life insurance and annuity reserves are based on statutory mortality and interest requirements, without consideration of withdrawals and Company experience, whereas on a GAAP basis they are based on anticipated Company experience for lapses, mortality and investment yield;

o life insurance enterprises are required to establish a formula-based asset valuation reserve ("AVR") by a direct charge to surplus to offset potential investment losses, under GAAP provisions for investments are established as needed through a charge to income;

o realized gains and losses resulting from changes in interest rates on fixed income investments are deferred in the interest maintenance reserves and amortized into investment income over the remaining life of the investment sold, for GAAP such gains and losses are recognized in income at the time of the sale;

o bonds are carried principally at amortized cost, but at fair value for GAAP;

o the admission or nonadmission of deferred tax assets are determined under Statement of Statutory Accounting Principles ("SAP") No. 101, which differs from the valuation allowance determined under GAAP. The changes in deferred income taxes are not reported as a component of net income but rather as a charge to capital and surplus;

o assets and liabilities are reported net of reinsurance for statutory purposes and gross of reinsurance for GAAP;

o premiums from interest sensitive and annuity policies are recognized as income, whereas under GAAP future policy liabilities are increased;

o deferred premium amounts are a function of the premium payment assumptions used in calculating the policy reserves, whereas on a GAAP basis, any deferred benefit premium amounts are netted against the liability for future policy benefits;

o goodwill and other intangibles are subject to certain limitations as admitted assets;

o securities lending transactions in which collateral is not available for the general use by the Company are not recorded on the balance sheet per SAP No. 91R. For GAAP, such transactions are accounted for as a secured borrowing and the collateral is recorded on the GAAP balance sheet as an asset and a liability;

o certain "nonadmitted assets" (principally receivables over 90 days, deferred tax assets, unauthorized reinsurance and prepaid expenses) must be excluded from admitted assets under statutory reporting through a charge to capital and surplus; and

o under GAAP, the Company applied push-down accounting related to the JN Financial's management buyout on December 30, 2011. The Company revalued its assets and liabilities as of the date of the transaction in accordance with GAAP applicable to business combinations. Push-down accounting is not permitted under Texas SAP.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

A reconciliation of net loss and capital and surplus of the Company as determined in accordance with statutory accounting practices to amounts determined in accordance with GAAP as of December 31, 2013, 2012 and 2011 is as follows:

                                                  Net Loss                    Capital and Surplus
                                       -------------------------------  --------------------------------
                                           Year Ended December 31,                December 31,
                                       -------------------------------  --------------------------------
                                           2013       2012       2011       2013       2012       2011
--------------------------------------------------------------------------------------------------------
Statutory amounts                      $ (1,093)  $ (2,927)  $ (4,792)  $ 39,447   $ 41,476   $ 47,174
Add (deduct) adjustments:
  Investments                            (1,186)      (284)     1,875      7,897     26,220     15,010
  Deferred acquisition costs and
    valuation of business acquired          (18)      (141)    (2,365)    17,418     14,607     16,445
  Goodwill and other intangibles              -          -     (2,400)     5,218      5,218      4,146
  Nonadmitted assets                          -          -          -          -          -        136
  Policy reserves                           794      2,435      3,365     (1,099)    (1,938)    (4,399)
  Ceding commissions                     (1,396)    (1,478)    (2,329)         -          -          -
  Fixed assets                              146          -          -        146          -          -
  Deferred taxes                            118          -          -        (63)
  Other                                      (1)         4         (3)         4         10          4
--------------------------------------------------------------------------------------------------------
GAAP-basis amounts                     $ (2,636)  $ (2,391)  $ (6,649)  $ 68,968   $ 85,593   $ 78,516
========================================================================================================

                                       11

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

BONDS - Bonds not in default are generally stated at amortized cost using the interest method or at the lower of amortized cost or fair value for NAIC rated 6 securities. Mortgage-backed securities and structured securities not in default are stated at amortized cost, net of any other than temporary impairment, or the lower of amortized cost or fair value. Mortgage-backed securities are adjusted for changes in prepayment assumptions using the retrospective method. The retrospective method is used to value all securities except for interest only securities or securities where the yield had become negative; these are valued using the prospective method. Prepayment assumptions for loan-backed bonds and structured securities were obtained from the broker at the date of purchase and are updated semi-annually based on market rate. Mortgage-backed and structured securities in default are valued at the lower of amortized cost (net of any other than temporary impairments) or undiscounted estimated future cash flows. Investment market valuations are prescribed by the NAIC.

Unrealized gains and losses on NAIC rated 6 bonds are recorded directly to unassigned surplus. If it is determined that a decline in fair value is other than temporary, the cost basis is written down and a realized loss is recognized.

PREFERRED STOCK - Redeemable preferred stocks that have characteristics of debt securities and are rated as higher or high quality (NAIC designation of 1 through 3) are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value. Nonredeemable preferred stocks are reported at fair value or lower of cost or fair value as determined by the Securities Valuation Office of the NAIC ("SVO") and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes. If it is determined that a decline in fair value is other than temporary, the cost of preferred stocks is written down and a realized loss is recognized.

POLICY LOANS - Policy loans are reported at unpaid balances.

SHORT-TERM INVESTMENTS - Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

MORTGAGE LOAN TRUSTS - Mortgage loan trusts are reported at the Company's pro rata share of the unpaid principal balances of the underlying mortgage loans in the trusts. The Company participates in ten trusts managed by Innovative Capital Advisors and has various ownership percentages in the trusts ranging from 6.52% to 30.77%. Impairment losses are recognized if the underlying mortgage loans were unable to collect all principal and interest payments according to the contractual terms of the agreement.

MORTGAGE LOANS ON REAL ESTATE - Mortgage loans are reported at unpaid principal balances, less any discounts and allowances for impairment. Mortgage loans include investments in wholly owned residential mortgage loans and is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realizable value and a realized loss is recognized.

DERIVATIVES - The Company held S&P puts that contain market risk since the market value is derived from movements in the S&P 500 and the expiration date of the contract. The Company purchased the puts to partially offset the impact of reserve changes in its guaranteed minimum

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

death benefit rider. The Company reported the puts at fair value with the change in market value recognized in the net realized capital gain (loss) line of the statements of operations.

OTHER INVESTED ASSETS - Other invested assets represented an investment in a limited partnership interest. The partnership wholly owned an LLC comprised of an interest rate swap and subordinate notes of a trust backed by collateral in the form of mortgage-backed securities. The position is reported at the Company's share of underlying equity of the investee. The position was sold in October 2013.

REAL ESTATE - The Company owns available-for-sale real estate resulting from the foreclosure of certain commercial and residential mortgage loans in a loan sharing trust purchased to provide asset diversification. The real estate is valued at the appraised value at the most recent appraisal date.

REALIZED GAINS AND LOSSES AND INTEREST MAINTENANCE RESERVE - Realized gains and losses (determined using the specific identification basis), net of applicable taxes, arising from changes in interest rates are accumulated in the Interest Maintenance Reserve ("IMR") and are amortized into net investment income over the estimated remaining life of the investment sold. All other realized gains and losses are reported in the statutory basis statements of operations.

ASSET VALUATION RESERVE - An AVR applying to the specific risk characteristics of all invested asset categories excluding cash, policy loans and investment income accrued has been established based on a statutory formula. Realized and unrealized gains and losses arising from changes in the creditworthiness of the borrower are included in the appropriate subcomponent of the AVR. Changes in the AVR are applied directly to unassigned surplus.

NET INVESTMENT INCOME AND EXPENSES - Net investment income includes premium amortization, discount accretion, as well as interest and dividends received or accrued on investments. Net investment income is reported as earned and is presented net of related investment expenses.

SPECIAL SURPLUS FUNDS

Special surplus funds represent the unearned portion of ceding commissions received. Ceding commissions are recognized in income as the profits emerge, net of tax, on the underlying blocks of business.

POLICY AND CONTRACT RESERVES

Life, annuity, and accident and health disability benefit reserves are developed by actuarial methods and are determined based on published tables using specified interest rates and valuation methods in accordance with Department regulations.

LIFE RESERVES

Reserves for life contracts are primarily mean reserves based on mortality and interest rate assumptions (ranging from 2.25% to 6.00%), in accordance with Department regulations.

Premium deficiency reserves, if any, are recorded when it is probable that the expected future cost on policies will exceed the anticipated future premiums and interest income on those policies.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

The Company waives the deduction of deferred fractional premiums upon the death of the insured and returns any portion of the final premium beyond the date of death. Reserves are never less than surrender values available at valuation date.

ANNUITY RESERVES

Reserves for contractual funds not yet used for the purchase of annuities are reserved for using the continuous version of the Commissioners Annuity Reserve Valuation Method ("CARVM"), in which the greatest present value of benefits considering voluntary and involuntary benefits streams is deemed sufficient to provide for benefits arising from the contracts. Calculations follow Actuarial Guideline 33, for the fixed annuities; and for the variable annuities, Actuarial Guideline 43 is followed. Reserves for life and disability insurance are based on mortality, morbidity, and interest rate assumptions in accordance with Department regulations.

Reserves for annuity contracts in the payout phase are computed on the net single premium method and represent the estimated present value of future retirement benefits. These reserves are based on mortality and interest rate assumptions (ranging from 4.00% to 13.25%), in accordance with Department regulations.

Transfers from separate accounts represent the difference between the account values held on the separate accounts and the statutory reserves required for these policies using the Commissioner's valuation reserve methodology.

REINSURANCE

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. A liability for reinsurance balances is provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves.

FEDERAL INCOME TAX

The Federal income tax provision included in the statutory basis statements of operations is based on taxes paid or anticipated to be paid or refunds expected to be received. The Company does not believe it has taken any material uncertain tax positions and, accordingly, it has not recorded any liability for unrecognized tax benefits. For the years ended December 31, 2013, 2012 and 2011, there was no interest or penalties recorded or included in the statutory basis statements of operations. As of December 31, 2013, the years still subject to examination by a taxing authority are 2010 through 2012.

DEFERRED INCOME TAXES

In 2013 and 2012, deferred tax assets are limited to (1) the amount of Federal income taxes paid in prior years that can be recovered though loss carrybacks for existing temporary differences that reverse during a period not to exceed three years, plus (2) amounts not greater than threshold limitations contingent upon the Company's ratio of capital and surplus excluding any net deferred tax assets, EDP equipment and operating system software and any net positive goodwill to its Risk-Based Capital Authorized Control Level, plus (3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities.

In 2011, deferred tax assets are limited to (1) the amount of Federal income taxes paid in prior years that can be recovered though loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus (2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

surplus excluding any net deferred tax assets, EDP equipment and operating system software and any net positive goodwill to its Risk-Based Capital Authorized Control Level, plus (3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities.

The remaining deferred tax assets are non-admitted. Deferred taxes do not include amounts for state taxes.

SEPARATE ACCOUNT ASSETS/LIABILITIES

Investments held in the separate accounts are stated at fair value. Participants' corresponding equity in the separate accounts is reported as a liability in the accompanying statements. Premiums and benefits related to the separate accounts are included in the accompanying statutory basis statements of operations as net transfers to (from) separate accounts. Investment gains (losses) in the separate accounts are offset by a change to the reserve liabilities in the respective separate accounts.

PREMIUMS AND ANNUITY CONSIDERATIONS

Insurance premiums and annuity considerations without mortality risks are recognized as income when due. Annuity considerations with mortality risks are recognized as revenue when received.

FEE INCOME

Fee income consists primarily of income from fees associated with investment management, administration and contract guarantees from separate accounts and is recognized as income when charged to the underlying account.

GENERAL AND ADMINISTRATIVE EXPENSES

General and administrative expenses are charged to expense as incurred. This includes direct expenses incurred by the Company and expenses allocated by JN Financial to the Company.

ESTIMATES

The preparation of statutory basis financial statements in accordance with Texas SAP requires management to make estimates and assumptions that affect the reported amounts in the statutory basis financial statements and accompanying notes. Actual results could differ from these estimates.

RECLASSIFICATIONS

Certain prior period balances have been reclassified to conform to the current year presentation.

NEW ACCOUNTING PRONOUNCEMENTS

SSAP NO. 103 - "ACCOUNTING FOR TRANSFERS AND SERVICING OF FINANCIAL ASSETS AND EXTINGUISHMENTS OF LIABILITIES"

The NAIC adopted SSAP No. 103 effective January 1, 2013. SSAP No 103 will supersede SSAP No. 91R, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities", and incorporates guidance from Issue Paper No. 141. Upon the effective date of SSAP No. 103, GAAP and statutory measurement and reporting will be more closely aligned. Included in the revised statutory guidance is Accounting Standards Update ("ASU") 2011-03, which eliminated the presence of collateral as a consideration in determining the transferor's effective control. The Company adopted SSAP No. 103 effective January 1, 2013. The adoption of this guidance did not have any impact on the Company's results of operations, financial position or liquidity.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

4. INVESTMENTS

FIXED MATURITY AND EQUITY SECURITIES

The amortized cost and NAIC market value of investments in fixed maturity securities, preferred stock and common stock at December 31, 2013 are as follows:

                                                                   Gross Unrealized        NAIC
                                                      Amortized   ------------------     Market
                                                           Cost     Gains    Losses       Value
------------------------------------------------------------------------------------------------
Fixed maturities:
  U.S. Treasury                                        $  7,742   $   213   $   (58)   $  7,897
  States and political subdivisions                       3,586         5      (149)      3,442
  Corporate bonds                                       183,349     6,373    (5,901)    183,821
  Mortgage-backed securities:
    U.S. government agencies                             28,607       621      (851)     28,377
    Corporate                                           203,993    17,261    (1,008)    220,246
------------------------------------------------------------------------------------------------
                                                        427,277    24,473    (7,967)    443,783
Preferred stock                                           5,286        21      (227)      5,080
Common stock                                              4,388         -         -       4,388
------------------------------------------------------------------------------------------------
Total                                                  $436,951   $24,494   $(8,194)   $453,251
================================================================================================

The amortized cost and NAIC market value of investments in fixed maturity securities, preferred stock and common stock at December 31, 2012 are as follows:

                                                                   Gross Unrealized        NAIC
                                                      Amortized   ------------------     Market
                                                           Cost     Gains    Losses       Value
------------------------------------------------------------------------------------------------
Fixed maturities:
  U.S. Treasury                                        $  7,659   $   351   $     -    $  8,010
  States and political subdivisions                       5,620       407        (8)      6,019
  Corporate bonds                                       186,239    14,858      (134)    200,963
  Mortgage-backed securities:
    U.S. government agencies                             23,464     1,633         -      25,097
    Corporate                                           223,355    15,892      (303)    238,944
------------------------------------------------------------------------------------------------
                                                        446,337    33,141      (445)    479,033
Preferred stock                                           6,899        68      (302)      6,665
Common stock                                              9,534         -        (1)      9,533
------------------------------------------------------------------------------------------------
Total                                                  $462,770   $33,209   $  (748)   $495,231
================================================================================================

As of December 31, 2013 and 2012, the Company had fixed maturity securities with a statement value of $12,956 and $12,905, respectively, on deposit with various state regulatory agencies. As of December 31, 2013 and 2012, the Company had mortgage-backed securities with a carrying value of $42,003 and $44,118, respectively, pledged as collateral to Federal Home Loan Bank of Dallas.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

The statement values and NAIC market values of investments in fixed maturity securities by contractual maturity (except for mortgage-backed securities which are stated at expected maturity) at December 31, 2013 are as follows:

                                                                           NAIC
                                                         Amortized       Market
                                                              Cost        Value
--------------------------------------------------------------------------------
Due in one year or less                                   $    722     $    733
Due after one year through five years                       35,085       36,887
Due after five years through ten years                     123,167      122,737
Due after ten years                                         35,703       34,804
Mortgage-backed securities                                 232,600      248,622
--------------------------------------------------------------------------------
Total                                                     $427,277     $443,783
================================================================================

Expected maturities may differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

For the years ended December 31, 2013, 2012 and 2011, proceeds from the sales and maturities of fixed maturity securities were $132,103, $180,166 and $168,402, respectively.

Net realized capital gains (losses) for 2013, 2012 and 2011 are as follows:

YEAR ENDED DECEMBER 31, 2013
---------------------------------------------------------------------------------------------
                                              Gross
                                           Realized        Gross     Other Than
                                            Capital     Realized      Temporary
                                              Gains       Losses     Impairment       Total
---------------------------------------------------------------------------------------------
Bonds                                      $  5,489      $  (406)    $        -     $ 5,083
Preferred stock                                   -         (404)          (209)       (613)
Common stock                                      -            -            (51)        (51)
Mortgage loans                                    -            -            (48)        (48)
Derivatives                                       -          (14)             -         (14)
Real estate                                      24            -           (245)       (221)
Other invested assets                           126            -              -         126
---------------------------------------------------------------------------------------------
  Net realized capital gains (losses)         5,639         (824)          (553)      4,262
Transfer to IMR                              (4,604)           -              -      (4,604)
---------------------------------------------------------------------------------------------
Net realized capital gains (losses)        $  1,035      $  (824)    $     (553)    $  (342)
=============================================================================================

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

YEAR ENDED DECEMBER 31, 2012
---------------------------------------------------------------------------------------------
                                              Gross
                                           Realized        Gross     Other Than
                                            Capital     Realized      Temporary
                                              Gains       Losses     Impairment       Total
---------------------------------------------------------------------------------------------
Bonds                                      $  8,906      $(6,402)    $     (719)    $ 1,785
Preferred stock                                  35            -           (406)       (371)
Common stock                                      -            -         (1,977)     (1,977)
Mortgage loans                                   11            -              -          11
Derivatives                                       -        (335)              -        (335)
Real estate                                       -         (24)            (72)        (96)
Other invested assets                            52            -              -          52
---------------------------------------------------------------------------------------------
  Net realized capital gains (losses)         9,004       (6,761)        (3,174)       (931)
Transfer to IMR                              (2,311)           -              -      (2,311)
---------------------------------------------------------------------------------------------
Net realized capital gains (losses)        $  6,693      $(6,761)    $   (3,174)    $(3,242)
=============================================================================================

YEAR ENDED DECEMBER 31, 2011
---------------------------------------------------------------------------------------------
                                              Gross
                                           Realized        Gross     Other Than
                                            Capital     Realized      Temporary
                                              Gains       Losses     Impairment       Total
---------------------------------------------------------------------------------------------
Bonds                                      $  2,943      $  (491)    $   (5,006)    $(2,554)
Preferred stock                                  40          (39)        (1,571)     (1,570)
Mortgage loans                                    -            -            (11)        (11)
Derivatives                                       -         (163)             -        (163)
---------------------------------------------------------------------------------------------
  Net realized capital gains (losses)         2,983         (693)        (6,588)     (4,298)
Transfer to IMR                              (2,548)           -          1,314      (1,234)
---------------------------------------------------------------------------------------------
Net realized capital gains (losses)        $    435      $  (693)    $   (5,274)    $(5,532)
=============================================================================================

During 2011, the Company recorded an impairment charge of $5,000 on a guaranteed investment contract ("IGA") issued by a Bermuda insurance company. The IGA had a par value of $25,000 and was classified as preferred stock. In addition, a $750 impairment charge was recorded on the IGA in 2011. The commutation of the IGA was completed in 2011, and the contract was exchanged for a government agency security and equity interests in certain corporate investments. The fair value of the government agency security and equity interests was $23,604 compared to the IGA book value of $24,455 resulting in a loss of $851 at commutation.

At December 31, 2013 and 2012, the Company held unrated or less-than-investment grade corporate bonds with an aggregate amortized cost of $16,373 and $16,886, respectively, with an aggregate fair value of $16,470 and $17,471, respectively. Those holdings amounted to 3.8% of the Company's investments in bonds at both December 31, 2013 and 2012, and 3.3% of the Company's total admitted assets at both December 31, 2013 and 2012. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

DERIVATIVES

At December 31, 2012, the Company held S&P puts with a notional amount of $6,800, a cost of $491 and a market value of $14 which expired on June 28, 2013. The puts contained market risk since the market value was derived from movements in the S&P 500 and the expiration date of the contract. The Company reported the puts at fair value with the change in market value recognized in the net realized capital gain (loss) in the statutory basis statements of operations. In 2013, the Company reported realized losses of $14 and $335 related to the puts in the years ended December 31, 2013 and 2012, respectively.

NET INVESTMENT INCOME

Net investment income for the years ended December 31, 2013, 2012 and 2011, including accrual of discount and amortization of premiums, arose from the following sources:

                                               2013         2012           2011
---------------------------------------------------------------------------------
Bonds                                      $ 20,383      $21,966     $   25,505
Preferred stock                                 409          511            730
Common stock                                    304          455            339
Mortgage loans on real estate                 1,025          986          1,126
Policy loans                                    398          422            461
Cash and short-term investments                   8            4              4
Other invested assets                           397          608            779
Miscellaneous investment income                  75            2              5
---------------------------------------------------------------------------------
  Total gross investment income              22,999       24,954         28,949
Investment expense                             (751)        (772)        (1,074)
Interest expense                               (857)      (1,128)        (1,402)
---------------------------------------------------------------------------------
Net investment income                      $ 21,391      $23,054     $   26,473
=================================================================================

There was no accrued investment income excluded from surplus during 2013, 2012 and 2011.

ANALYSIS OF UNREALIZED LOSSES ON FIXED MATURITY SECURITIES

The Company has a process in place to identify securities that could potentially have an impairment that is other than temporary. This process involves monitoring market events that could impact issuers' credit ratings, business climate, management changes, litigation and government actions, and other similar factors. This process also involves monitoring late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues. At the end of each quarter, the Company's investment advisor reviews all securities where market value is less than an agreed upon percent of amortized cost for three months or more to determine whether impairments need to be taken.

The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost; (2) the financial position of the issuer, including the current and future impact of any specific events; and (3) the Company's ability and intent to hold the security to maturity or if it is more likely than not that the Company will be required to sell the security prior to recovery of its cost basis. To the extent the Company determines that a security is deemed to be other than temporarily impaired, the difference between amortized cost and fair value would be charged to operations.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if an impairment is other than temporary. These risks and uncertainties include (1) the risk that the Company's assessment of an issuer's ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer, (2) the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated, (3) information, or fraudulent financial statements, could be provided to the Company's investment professionals who determine the fair value estimates and other than temporary impairments, and (4) the risk that new information obtained by the Company or changes in other facts and circumstances lead it to change its intent to hold the security to maturity or until it recovers in value. Any of these situations could result in a charge to operations in a future period.

Unrealized losses on securities where the estimated fair value had declined and remained below amortized cost as of December 31, 2013 and 2012 follow:

DECEMBER 31, 2013
---------------------------------------------------------------------------------------------------------
                                    Less Than 12 Months     12 Months or More
                                     in Unrealized Loss    in Unrealized Loss            Total
                                   ----------------------  -------------------  -------------------------
                                       NAIC                   NAIC                   NAIC
                                     Market  Unrealized     Market  Unrealized     Market    Unrealized
                                      Value      Losses      Value      Losses      Value        Losses
---------------------------------------------------------------------------------------------------------
Fixed maturities:
  U.S. Treasury                    $  2,966  $     (149)   $     -  $        -  $   2,966  $       (149)
  States and political
    subdivisions                      3,535         (58)         -           -      3,535           (58)
Corporate bonds                      75,684      (4,844)     8,515      (1,057)    84,199        (5,901)
Mortgage-backed securities:
    U.S. government agencies         16,356        (851)         -           -     16,356          (851)
    Corporate                        15,705        (955)       564         (53)    16,269        (1,008)
---------------------------------------------------------------------------------------------------------
Total debt securities               114,246      (6,857)     9,079      (1,110)   123,325        (7,967)
Preferred stock                       4,015        (227)         -           -      4,015          (227)
Common stock                              -           -          -           -          -             -
---------------------------------------------------------------------------------------------------------
Total                             $ 118,261  $   (7,084)   $ 9,079  $   (1,110) $ 127,340  $     (8,194)
=========================================================================================================
Number of positions held                119                     10                    129
=========================================================================================================

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

DECEMBER 31, 2012
---------------------------------------------------------------------------------------------------------
                                     Less Than 12 Months     12 Months or More
                                     in Unrealized Loss      in Unrealized Loss             Total
                                   -----------------------  --------------------  ------------------------
                                       NAIC                    NAIC                    NAIC
                                     Market   Unrealized     Market   Unrealized     Market    Unrealized
                                      Value       Losses      Value       Losses      Value        Losses
-----------------------------------------------------------------------------------------------------------
Fixed maturities:
  U.S. Treasury                    $      -   $        -    $     -   $        -  $       -   $         -
  States and political
    subdivisions                      1,492           (8)         -            -      1,492            (8)
Corporate bonds                      18,024         (134)         -            -     18,024          (134)
Mortgage-backed securities:
    U.S. government agencies              -            -          -            -          -             -
    Corporate                             -            -      9,763         (303)     9,763          (303)
-----------------------------------------------------------------------------------------------------------
Total debt securities                19,516         (142)     9,763         (303)    29,279          (445)
Preferred stock                           -            -      3,103         (302)     3,103          (302)
Common stock                              -            -      5,000           (1)     5,000            (1)
-----------------------------------------------------------------------------------------------------------
Total                              $ 19,516   $     (142)   $17,866   $     (606) $  37,382    $     (748)
===========================================================================================================
Number of positions held                 19                       5                      24
===========================================================================================================

5. POLICY AND CLAIM RESERVES

As of December 31, 2013 and 2012, the Company had $1,931,069 and $2,078,647,
respectively, of individual and group life insurance in force. On $282,725 and $215,782 of insurance in force as of December 31, 2013 and 2012, respectively, gross premiums were less than the net premiums according to the standard valuation set by the Department. The deficiency reserves to cover such insurance in force totaled $1,490 and $1,613 at December 31, 2013 and 2012, respectively. The Company has ceded 100% of its life reserves at December 31, 2013 and 2012.

Substantially all of the separate account business of JNL relates to individual variable annuities with non-guaranteed returns. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. However, JNL also has minimal guaranteed separate accounts that are subject to a market value adjustment with one, three and five-year options.

GUARANTEED MINIMUM INCOME BENEFIT ("GMIB") -- Riders available on certain variable products of the Company provide an annuitization benefit equal to the largest contract value on any contract anniversary less any adjusted (proportional) partial withdrawals.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB") -- Riders available on certain variable products of the Company provide a withdrawal benefit that permits the policyholder to withdraw up to 7% of his premium base annually without incurring a surrender charge, after either a 2-year or 5-year waiting period from issue, and subject to a lifetime maximum of the total premium base.

GUARANTEED MINIMUM dEATH BENEFIT ("GMDB") -- These variable annuities generally provide an incidental death benefit of the greater of account value or premiums paid net of withdrawals. On some policy forms, the Company also provides an incidental death benefit equal to the greater of account value and premiums net of withdrawals accumulated at 5% ("5% roll-up benefit"), the

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

greatest account value on any contract anniversary ("1-year ratchet") and on the account value reset every 7th anniversary ("7-year lookback").

At December 31, 2013, the Company had the following with guaranteed benefits:

                                      Subjected                    Reinsurance
Benefit and Type of Risk          Account Value  Gross Reserve  Reserve Credit
--------------------------------------------------------------------------------
GMDB                              $     416,574  $      21,448  $       17,264
GMIB                                     14,958            259               -
GMWB                                      2,648              1               -
================================================================================

At December 31, 2012, the Company had the following with guaranteed benefits:

                                      Subjected                    Reinsurance
Benefit and Type of Risk          Account Value  Gross Reserve  Reserve Credit
--------------------------------------------------------------------------------
GMDB                              $     397,209  $      24,690  $       19,780
GMIB                                     15,167            695               4
GMWB                                      2,759              4               -
================================================================================

The following table provides information on the GMDB features outstanding at December 31, 2013 and 2012. (Note that the Company's variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore the amounts listed are not mutually exclusive.). The net amount of risk which is defined as the current guaranteed minimum death benefit in excess of the current account balance at December 31, 2013 and 2012 is as follows:

                                                          2013            2012
--------------------------------------------------------------------------------
                                                       (in the event of death)
Return of net deposit:
  Account value                                        229,996         222,484
  Net amount at risk                                    16,851          22,649
  Average attained age of contract holders                  55              54
Return of net deposits plus a minimum return           181,911         169,968
Net amount at risk                                     115,813         139,697
Average attained age of contract holders                    64              63
Guaranteed minimum return                                    5%              5%
Highest specified anniversary account value minus:
  Withdrawals post-anniversary:
    Account value                                        4,667           4,756
    Net amount at risk                                     467             845
    Average attained age of contract holders                66              65
================================================================================

GMIB feature offers the contract holder annuitization at greater of annual ratchet value and then-current account value. Annuitization is prohibited for the first 7 to 15 contract years, with the exact restriction depending on the annuitant's age at issue. The separate account values are $14,423 and $14,555 at December 31, 2013 and 2012, respectively.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

GMWB features offer the contract holder annual withdrawal of set percentage of net contributions without incurring surrender charge, until the full amount of the net contribution is exhausted. Depending on which rider is purchased, annuitants are restricted from taking such withdrawals for either two or five years. There is a one-time option to step up the amount of the withdrawal basis.

Separate account balances attributable to variable annuity contracts with guarantees at December 31, 2013 and 2012 are as follows:

                                                                      2013        2012
----------------------------------------------------------------------------------------
Asset type:
  Domestic equity                                             $    234,179  $  194,502
  International equity                                              34,944      30,441
  Bonds                                                             29,906      46,246
  Balanced bond/equity                                              21,268      19,875
----------------------------------------------------------------------------------------
      Total                                                        320,297     291,064
Money market                                                        22,302      28,307
----------------------------------------------------------------------------------------
      Total                                                   $    342,599  $  319,371
========================================================================================
Percent of total variable annuity separate account values             13.4%       18.3%
========================================================================================

At December 31, 2013, annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                          2013
                                                              ----------------------------
                                                                    Amount    % of Total
------------------------------------------------------------------------------------------
A.      Subject to discretionary withdrawal:
    1.   With market value adjustment                         $        540             -%
    2.   At book value less current surrender charge of 5% or
         more                                                        5,779            .2
    3.   At fair value                                           2,559,386          84.9
------------------------------------------------------------------------------------------
    4.   Total with adjustment or at fair value                  2,565,705          85.1
    5.   At book value without adjustment (minimal or no
         charge or adjustment)                                     427,175          14.2
B.      Not subject to discretionary withdrawal                     21,260            .7
------------------------------------------------------------------------------------------
C.      Total (gross: direct + assumed)                          3,014,140         100.0%
                                                                              ============
D.      Reinsurance ceded                                         (247,079)
----------------------------------------------------------------------------
E.      Total (net) (C) + (D)                                 $  2,767,061
============================================================================

6. FAIR VALUE MEASUREMENTS

The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

The following are the levels of the hierarchy and a brief description of the type of valuation inputs that are used establish each level:

o Pricing Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets that the Company's pricing sources have the ability to access. Since the valuations are

o Pricing Level 2 - Valuations based upon quoted prices for similar assets in active markets, quoted prices for identical or similar assets in inactive markets, or valuations based on market data.

o Pricing Level 3 - Valuations that are derived from techniques in which one or more of the significant inputs are unobservable, including broker quotes which are not binding.

The following describes the valuation techniques used by the Company to determine the fair value of financial instruments held as of December 31, 2013 and 2012:

U.S. GOVERNMENT AND U.S. GOVERNMENT AGENCIES

U.S. Government and U.S. Government agency securities are comprised primarily of bonds issued by the U.S. Treasury, the Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation, Government National Mortgage Association and the Federal National Mortgage Association. The fair values of U.S. government securities are based on quoted market prices in active markets, and are included in the Level 1 fair value hierarchy. The Company believes the market for U.S. Treasury securities is an actively traded market given the high level of daily trading volume. The fair values of U.S. government agency securities are priced using the spread above the risk-free yield curve. As the yields for the risk-free yield curve and the spreads for these securities are observable market inputs, the fair values of U.S. government agency securities are included in Level 2 of the fair value hierarchy.

MORTGAGE-BACKED SECURITIES ("MBS")

These securities are priced by independent pricing services and/or NAIC or brokers. The pricing provider applies dealer quotes and other available trade information, prepayment speeds, yield curves and credit spreads to the valuation. As the significant inputs used to price the MBS are observable market inputs, the fair value of the MBS is included in the Level 2 fair value hierarchy. Mortgage-backed securities that are priced using significant unobservable inputs such as modeling using discounted cash flows are included in Level 3 of the fair value hierarchy.

CORPORATE BONDS

Corporate bonds are comprised of bonds issued by corporations. These securities are generally priced by NAIC or pricing services. The fair values of corporate bonds that are short-term are priced, by the pricing services, using the spread above the London Interbank Offered Rate ("LIBOR") yield curve and the fair value of corporate bonds that are long term are priced using the spread above the risk-free yield curve. The spreads are sourced from broker/dealers, trade prices and the new issue market. Where pricing is unavailable from pricing services, the Company obtains non-binding quotes from broker/dealers. As the significant inputs used to price corporate bonds are observable market inputs, the fair values of corporate bonds are included in Level 2 of the fair value hierarchy. Bonds that are priced using significant unobservable inputs such as modeling using discounted cash flows are included in Level 3 of the fair value hierarchy.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

EQUITIES

For public common and preferred stock, the Company receives prices from a nationally recognized pricing service that are based on observable market transactions and includes these estimates in the amount disclosed in Level 1. When current market quotes in active markets are unavailable for certain non-redeemable preferred stock held by the Company, the Company receives an estimate of fair value from the pricing service that provides fair value estimates for the Company's fixed maturities. The service utilizes some of the same methodologies to price the non-redeemable preferred stock as it does for the fixed maturities. The Company includes the estimate in the amount disclosed in Level 2. Equities that are priced using significant unobservable inputs, such as using EBITDA and revenue multiples, are included in Level 3 of the fair value hierarchy

CASH AND SHORT-TERM INVESTMENTS

The market value of cash and short-term investments is estimated to approximate the carrying value.

POLICY LOANS, MORTGAGE LOANS AND BORROWED MONEY

The fair value of policy loans, mortgage loans and borrowed money is estimated to approximate the carrying value.

POLICY AND CONTRACT RESERVES

Contractual funds not yet used to purchase retirement annuities and other deposit liabilities are stated at their cash surrender value. These contracts are issued with variable interest rates that are periodically adjusted based on changes in underlying economic conditions.

The fair values of other policyholder liabilities were calculated under 1,000 stochastically generated projection scenarios. In determining the fair value of liabilities, benefits and expenses less premiums under the scenarios were discounted at the approximate net investment earnings rate.

REAL ESTATE

The estimated fair value of real estate is based upon the most recent valuation conducted by a third-party appraiser.

DERIVATIVES

The estimated fair value of derivatives is determined by broker/dealers that make markets in such instruments.

SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account assets and liabilities are stated at fair value based on the NAV of the underlying mutual funds, as determined by the fund manager.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

Assets and liabilities measured at fair value on a recurring basis as of December 31, 2013 are as follows:

                                                                                                                    NAIC
                                                                                                                Carrying
Description                                              Level 1      Level 2      Level 3          Total          Value
--------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
  Bonds                                             $          -   $  343,799   $   99,984   $    443,783   $    427,277
  Preferred stock                                          5,034           46            -          5,080          5,286
  Common stock                                             2,604            -        1,784          4,388          4,388
  Separate account assets                              2,561,281            -            -      2,561,281      2,561,281
  Cash and short-term investments                              -       17,149            -         17,149         17,149
--------------------------------------------------------------------------------------------------------------------------
                                                    $  2,568,919   $  360,994   $  101,768   $  3,031,681   $  3,015,381
==========================================================================================================================
LIABILITIES
Separate account liabilities                        $  2,561,201   $        -   $        -   $  2,561,281   $  2,561,281
==========================================================================================================================

Prior to 2013, the Company classified its investments in registered investment companies by the separate accounts as Level 2. The fair value of investments in registered management companies at December 31, 2013 was reclassified from Level 2 to Level 1.

The following table presents a reconciliation of the beginning and ending balances of assets measured at fair value on a recurring basis in the statement of admitted assets, liabilities and capital and surplus using significant unobservable inputs for the year ended December 31, 2013:

                                                                 Total Gains   Total Gains
                            Balance at   Transfers   Transfers      (Losses)      (Losses)                              Balance at
                            January 1,        Into      Out of   Included in   Included in                                December
                                  2013     Level 3     Level 3        Income       Surplus   Purchases,        Sales      31, 2013
------------------------------------------------------------------------------------------------------------------------------------
Bonds                          $97,707           -           -   $     5,880   $       (58)  $   33,558   $  (37,103)  $    99,984
Preferred stock                    209           -           -          (209)            -            -            -             -
Common stock                     6,835           -           -           (51)            -            -       (5,000)        1,784
Other invested assets            1,961           -           -           126           452            -       (2,539)            -
====================================================================================================================================

Assets and liabilities measured at fair value on a recurring basis as of December 31, 2012 are as follows:

                                                                                                                              NAIC
                                                                                                                          Carrying
Description                                                      Level 1        Level 2      Level 3          Total          Value
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
  Bonds                                                         $      -    $   381,326   $   97,707   $    479,033    $   446,337
  Preferred stock                                                  6,405             51          209          6,665          6,899
  Common stock                                                     2,698              -        6,835          9,533          9,533
  Other invested assets                                                -              -        1,961          1,961          1,961
  Derivatives                                                          -             14            -             14             14
  Separate account assets                                              -      1,747,895            -      1,747,895      1,747,895
  Cash and short-term investments                                      -         13,508            -         13,508         13,508
------------------------------------------------------------------------------------------------------------------------------------
                                                                $  9,103    $ 2,142,794   $  106,712   $  2,258,609    $ 2,226,147
====================================================================================================================================
LIABILITIES
Separate account liabilities                                    $      -    $ 1,747,895   $        -   $  1,747,895    $ 1,747,895
====================================================================================================================================

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

The following table presents a reconciliation of the beginning and ending balances of assets measured at fair value on a recurring basis in the statement of admitted assets, liabilities and capital and surplus using significant unobservable inputs as of December 31, 2012 are as follows:

                                                                Total Gains   Total Gains
                            Balance at  Transfers    Transfers     (Losses)      (Losses)                        Balance at
                            January 1,       into       Out of  Included in   Included in                          December
                                  2012    Level 3      Level 3       Income       Surplus  Purchases      Sales    31, 2012
-----------------------------------------------------------------------------------------------------------------------------
Bonds                     $     87,245  $       -  $         -  $      (443) $      9,484  $  28,283  $ (26,862) $   97,707
Preferred stock                  1,505          -            -         (406)            -          -       (890)        209
Common stock                     7,288          -            -       (1,977)          634        890          -       6,835
Other invested assets            2,455          -            -            -          (452)         -        (42)      1,961
=============================================================================================================================

Amounts related to the Company's other financial instruments not measured at fair value on a recurring basis as of December 31, 2013 and 2012 are as follows:

DECEMBER 31, 2013
--------------------------------------------------------------------
                                        Carrying Value   Fair Value
--------------------------------------------------------------------
ADMITTED ASSETS
Mortgage loan trusts                    $       19,170   $   19,170
Mortgage loans on real estate                    1,801        1,801
Real estate                                      1,245        1,245
Policy loans                                     6,517        6,517
====================================================================
LIABILITIES
Policy and contract reserves            $      211,580   $  212,157
Borrowed money                                  36,379       36,379
====================================================================

DECEMBER 31, 2012
--------------------------------------------------------------------
                                        Carrying Value   Fair Value
--------------------------------------------------------------------
ADMITTED ASSETS
Mortgage loan trusts                    $       13,219   $   13,219
Mortgage loans on real estate                    1,991        1,991
Real estate                                      1,060        1,060
Policy loans                                     6,756        6,756
====================================================================
LIABILITIES
Policy and contract reserves            $      215,982   $  216,888
Borrowed money                                  44,700       44,700
====================================================================

7. BORROWED MONEY

The Company became a member of the Federal Home Loan Bank of Dallas (the "FHLB") in September 2008. These advances taken are both variable rate and fixed rate advances which range in maturity from two years to twenty years. The Company's intention is to use the proceeds from these advances to invest in highly-rated Residential Mortgage-backed Securities ("RMBS") which also qualify as collateral under the program. At December 31, 2013, the Company owned $2,604 of FHLB common stock and had pledged RMBS and certificates of deposit with a carrying value of $42,003 as collateral. At December 31, 2012, the Company owned $2,698 of FHLB capital stock and has pledged collateral of $44,118 in carrying value of RMBS securities. As of December 31, 2013, the Company had drawn $71,000 in FHLB advances with an unpaid balance of

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

$36,318. As of December 31, 2012, the Company had drawn $71,000 in FHLB advances with an unpaid balance of $44,616. The assets and liability were classified in the general account as the program was established to increase income on the current fixed income portfolio in the general account.

8. REINSURANCE

In 2002, the Company reinsured 100% of its life and accident and health business to Protective Life Insurance Company ("Protective"), Washington National Insurance Company ("WNIC") and Conseco Life Insurance Co. of Texas
("Conseco"). The total reserves transferred under these agreements were $306,064 and $313,962 for the years ended December 31, 2013 and 2012, respectively. As part of these transactions, the Company also transferred the related IMR balance and received ceding commissions. The gains on these transactions were recorded as an increase to surplus, as special surplus funds, net of tax. Protective, WNIC and Conseco provide for full servicing of these policies.

During 2004, the Company began to issue simplified-issue term life business. The risk is reinsured on both a coinsurance and modified coinsurance basis. In 2006, the Company ceded the remaining risk related to the simplified-issue term life business to Wilton Re. The gain on this transaction, primarily in the form of a ceding commission, was recorded as an increase to surplus, as special surplus funds. Wilton Re provides for full servicing of these policies. With the completion of this transaction, the Company retains no traditional life insurance risk.

The Company has reinsured a majority of the GMDB exposure to several reinsurers. The most significant arrangement cedes approximately $17,106 and $19,538 of its $17,253 and $19,772, respectively, GMDB reserves on subject policies to Connecticut General Life Insurance Company, a subsidiary of CIGNA Corporation for the years ended December 31, 2013 and 2012, respectively.

In 2010, the Company reinsured 100% of a closed fixed only annuity block originated by the Company prior to 2003 to Athene Life Re Ltd. ("Athene") on a coinsurance with funds withheld basis. The total reserves ceded under this agreement were $173,556 and $183,906 as of December 31, 2013 and 2012, respectively. As part of this transaction, the Company also transferred the related IMR balance and received a ceding commission of $12,408. The gain on this transaction was recorded as an increase to surplus, as special surplus funds, net of tax. The special surplus funds are reduced over time by the corresponding amortization of the IMR. The special surplus funds at December 31, 2013 and 2012 were $3,631 and $5,027, respectively. The Company retains the servicing of these policies in exchange for a per policy expense allowance from Athene.

The Company retains the primary obligation to the policyholder for reinsured policies. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, the Company evaluates the financial condition of its reinsurers in order to minimize its exposure to losses from reinsurer insolvencies.

No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. At December 31, 2013 and 2012, there is no reinsurance agreement in effect such that the amount of losses paid or accrued exceeds the total direct premium collected.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
==============================================================================

Amounts in the financial statements have been reduced for reinsurance ceded on life, annuity and accident and health policies as follows:

                                                 2013        2012        2011
-------------------------------------------------------------------------------
Premiums, annuity and fund deposits          $ 27,694    $ 31,440    $ 32,623
Policyholder benefits                          44,522      42,386      44,584
Change in insurance and annuity reserves      (19,612)    (16,472)    (19,592)
Policy and contract reserves                  550,690     571,025     588,353
==============================================================================

The Company entered into a reinsurance agreement with Scottish Re US, Inc. ("SRUS") effective January 1, 2005, whereby it ceded 30% of its reserves on select variable annuity contracts. The reinsurance on the fixed account portion of these contracts is on a coinsurance basis. The reinsurance on the separate account portion of these contracts is on a modified coinsurance basis upon which the Company maintains possession of the assets which support the reserves ceded. In January 2005, the Company transferred reserves of approximately $54,600, under the coinsurance portion of the contract, to SRUS and received a ceding commission of approximately $520, which was amortized to income over the expected life of the underlying business using the straight-line method.

On January 5, 2009 the Delaware Department of Insurance ("Delaware Department") issued an order of supervision against SRUS which, among other things, requires the Delaware Department's consent to any transaction outside the ordinary course of business and formalized certain reporting and processes already informally in place between SRUS and the Department. Effective June 23, 2011, the order of supervision was terminated by the Delaware Department, due to the improved financial condition demonstrated by SRUS. As of December 31, 2013, the balance of annuity business ceded to SRUS was approximately $56,100 under coinsurance. SRUS continues to maintain the capital ratios required by the reinsurance agreement. The Company continues to evaluate the financial condition of SRUS with respect to the Company's existing exposure. SRUS continues to perform under its contractual obligations to the Company. However, the Company cannot predict what changes in the status of SRUS's financial condition may have on its ability to take reserve credit for the business of SRUS in the future. If the Company were unable to take reserve credit for the business ceded to SRUS, it could have a material adverse impact on the Company's financial condition.

There was no liability for unsecured reserves ceded to unauthorized reinsurers during 2013 and 2012. During 2013, 2012 and 2011, the Company did not write off any reinsurance balances due and did not report any income or expense as a result of commutation of reinsurance.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

The premium, annuity and other consideration amounts included in the statutory basis statements of operations for the years ended December 31, 2013, 2012 and 2011 were comprised of the following (not including considerations for supplementary contracts with life contingencies of $204, $483 and $54 as of December 31, 2013, 2012 and 2011, respectively):

YEAR ENDED DECEMBER 31,                       2013           2012            2011
-----------------------------------------------------------------------------------
Short duration contracts:
  Direct premiums                      $     3,428     $    3,998     $     4,652
  Reinsurance ceded                         (3,428)        (3,998)         (4,652)
-----------------------------------------------------------------------------------
    Total premiums                     $         -     $        -     $         -
===================================================================================
Long duration contracts:
  Direct premiums                      $   765,135     $  447,706     $   303,523
  Reinsurance assumed                            -             57              89
  Reinsurance ceded                        (24,266)       (27,442)        (27,971)
-----------------------------------------------------------------------------------
    Total premiums                     $   740,869     $  420,321     $   275,641
===================================================================================

9. COMMITMENTS AND CONTINGENCIES

Various lawsuits against the Company may arise in the ordinary course of the Company's business, some of which the Company may be indemnified for under certain agreements. Contingent liabilities arising from ordinary course litigation, income taxes and other matters are not expected to be material in relation to the financial position of the Company.

As of December 31, 2013 and 2012, the Company has estimated probable recoveries through premium tax credits to be $484 and $495, respectively. The period over which the credits are realized varies by state but typically range from five to ten years.

10. FEDERAL INCOME TAXES

Current income taxes incurred for the years ended December 31, 2013, 2012 and 2011 consist of the following major components:

YEAR ENDED DECEMBER 31,                          2013          2012       2011
--------------------------------------------------------------------------------
Income tax expense on current year
  operating income                          $     181      $      -    $     -
Prior year overaccrual of tax                       -             -          -
--------------------------------------------------------------------------------
Current income taxes incurred               $     181      $      -    $     -
================================================================================

As of December 31, 2013, the Company had a balance of $11 in its policyholder surplus account under the provisions of the Internal Revenue Code.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

Components of the deferred tax assets ("DTA") and deferred tax liabilities ("DTL") as of December 31, 2013 and 2012 are as follows:

                                                                   2013                                     2012
                                            --------------------------------------------  ------------------------------------------
                                                  Ordinary        Capital         Total       Ordinary       Capital         Total
------------------------------------------------------------------------------------------------------------------------------------
Gross deferred tax assets                      $    22,846   $      2,408   $    25,254   $     22,119   $     2,821   $    24,940
Gross deferred tax liabilities                         153              -           153            220             -           220
------------------------------------------------------------------------------------------------------------------------------------
                                                    22,693          2,408        25,101         21,899         2,821        24,720
Less: Nonadmitted deferred tax
    assets                                               -              -             -              -             -             -
------------------------------------------------------------------------------------------------------------------------------------
    Net admitted deferred tax
      assets before statutory
      valuation allowance                           22,693          2,408        25,101         21,899         2,821        24,720
Statutory valuation allowance                       22,143          2,408        24,551         21,530         2,821        24,351
------------------------------------------------------------------------------------------------------------------------------------
Net admitted deferred tax assets               $       550   $          -   $       550   $        369   $         -   $       369
====================================================================================================================================
Increase (decrease) in
  nonadmitted gross deferred tax
  assets                                       $         -   $          -   $         -   $          -   $         -   $         -
====================================================================================================================================

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

The main components and the change in deferred tax assets and deferred tax liabilities for the years ended December 31, 2013 and 2012 are as follows:

                                                               2013                                         2012
                                            --------------------------------------------  ------------------------------------------
DECEMBER 31,                                      Ordinary        Capital         Total       Ordinary       Capital         Total
------------------------------------------------------------------------------------------------------------------------------------
DTAs resulting from book/tax
  differences in:
    Net operating loss
      carryforward                             $     9,343   $          -   $     9,343   $     10,061   $         -   $    10,061
    Capital loss carryforward                            -          1,324         1,324              -         1,778         1,778
    Insurance reserves                               3,329              -         3,329          3,579             -         3,579
    Section 807(f) reserve basis
      change                                             4              -             4          1,639             -         1,639
    Proxy DAC                                       10,171              -        10,171          6,840             -         6,840
    Investments                                          -          1,084         1,084              -         1,043         1,043
------------------------------------------------------------------------------------------------------------------------------------
        Gross DTAs                                  22,847          2,408        25,255         22,119         2,821        24,940
------------------------------------------------------------------------------------------------------------------------------------
Nonadmitted DTAs                                         -              -             -              -             -             -
------------------------------------------------------------------------------------------------------------------------------------
DTLs resulting from book/tax
  differences in:
    Fixed assets                                       105              -           105            154                         154
    Investments                                         49              -            49             66             -            66
------------------------------------------------------------------------------------------------------------------------------------
        Gross DTLs                                     154              -           154            220             -           220
------------------------------------------------------------------------------------------------------------------------------------
        Net admitted deferred tax
          assets before statutory
          valuation allowance                       22,693          2,408        25,101         21,899         2,821        24,720
Statutory valuation allowance                       22,143          2,408        24,551         21,530         2,821        24,351
------------------------------------------------------------------------------------------------------------------------------------
Net admitted deferred tax assets               $       550   $          -   $       550   $        369   $         -   $       369
====================================================================================================================================

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

The significant book to tax differences in 2013, 2012 and 2011 are as follows:

                                                 2013         2012         2011
---------------------------------------------------------------------------------
Statutory income (loss) before taxes         $   (570)   $     315    $     740
Net realized capital losses                      (342)      (3,242)      (5,532)
---------------------------------------------------------------------------------
      Total pre-tax statutory loss           $   (912)   $  (2,927)   $  (4,792)
=================================================================================
Benefit/provision at Federal statutory
  rate (35%)                                 $   (319)   $  (1,024)   $  (1,677)
---------------------------------------------------------------------------------
Amounts related to prior years                      -            -       (4,546)
IMR/AVR                                           126          572         (172)
Tax exempt income / DRD                            (2)         102
Fines and penalties                                 6            2            9
True up DTA/other                                 (10)         348        6,386
---------------------------------------------------------------------------------
      Total adjustments                           120        1,024        1,677
---------------------------------------------------------------------------------
      Federal income tax benefit before
        change in statutory valuation
        allowance                                (199)           -            -
Change in statutory valuation allowance           199            -
---------------------------------------------------------------------------------
Net Federal tax expense                      $      -    $       -    $       -
=================================================================================

Deferred income taxes are generally recognized, based on enacted tax rates, when assets and liabilities have different values for financial statement and tax purposes. A statutory valuation allowance is recorded to reduce any portion of the deferred tax asset that is expected to more likely than not be realized. Adjustments to the statutory valuation allowance will be made if there is a change in management's assessment of the amount of the deferred tax asset that is realizable.

As of December 31, 2013 and 2012, the Company had operating loss carryforwards of approximately $26,693 and $28,747 after write-off for amounts expected to expire unused, respectively, which begin to expire in 2018. As of December 31, 2013 and 2012, the Company had capital loss carryforwards of approximately $3,783 and $5,080, respectively.

As a result of the management buyout of JN Financial, certain net operating loss carryforwards are subject to the limitations of IRC Section 382. During 2013, the Company determined that the annual utilization of net operating loss carryforwards was limited to $2,053 per year. Accordingly, the Company determined that at least $20,230 of deferred tax assets resulting from net operating losses would expire unused. Such unused net operating losses have been excluded from the deferred tax asset balance as of December 31, 2013.

The Company has historically filed a separate life insurance company Federal income tax return. However, beginning with the 2013 tax year, is eligible to join the consolidated Federal tax return filing of its parent company, JN Financial.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

The amount of each component of the calculation, by tax character, of the Company's total adjusted capital ExDTA and the ExDTA Authorized Control Level ("ACL") RBC ratio at December 31, is as follows:

DECEMBER 31,                                                  2013         2012
---------------------------------------------------------------------------------
Total capital and surplus                                $  39,447   $   41,476
Adjustments:
  AVR                                                        2,849        2,711
  Furniture and equipment                                        -       (1,072)
Dividend liability                                               -            -
Sub AVR                                                          -            -
Sub dividend liability                                           -            -
P&C non-tabular discounts and/or alien insurance
  subsidiary - other                                             -            -
Hedging fair value adjustment                                    -            -
Credit for capital notes                                         -            -
---------------------------------------------------------------------------------
          Total adjusted capital                            42,296       43,115
Less: Deferred tax asset                                       550            -
---------------------------------------------------------------------------------
          Total adjusted capital ExDTA                   $  41,746   $   43,115
=================================================================================
Authorized control level risk-based capital              $   3,776   $    4,400
=================================================================================
Total adjusted capital ExDTA/Authorized control
  level risk-based capital                                   1,105%         980%
=================================================================================

11. RELATED PARTY TRANSACTIONS

Effective July 1, 2006, the Company entered into a service agreement with JN Financial. These agreements covered certain general and administrative expenses. During 2013, 2012 and 2011, operating expenses of $17,761, $14,577 and $17,053, respectively, were charged to the Company and are reflected in the accompanying statutory basis statements of operations. Amounts due to JN Financial were $188 and $1,846 at December 31, 2013 and 2012, respectively. The terms of the agreement require that these amounts be charged at least quarterly and settled within 30 days.

Effective May 2003, the Company entered into two servicing agreements with its affiliate, Jefferson National Securities Corporation ("JNSC"). The Paymaster Agreement stipulates that the Company will pay all commissions associated with the issuance of variable contracts through JNSC and the Company agrees to reimburse JNSC for all variable commissions paid. The Distribution Agreement stipulates that JNSC agrees to be the distributor of variable contracts for the Company and the Company agrees that it will reimburse the costs it incurs to distribute these contracts. The total amount reimbursed in 2013, 2012 and 2011 under these agreements was $2,066, $1,718 and $1,024, respectively.

Effective July 2007, JN Financial, the Company's parent, created a new subsidiary, JNF Advisors, Inc. ("JNA"). Beginning in May 2007, JNA became the advisor for several variable insurance trust mutual funds offered by the Company offered through its variable annuity products.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

Effective February 17, 2011, the Company formed 435 Management LLC as its subsidiary. 435 Management LLC owns certain real estate as a result of foreclosures on residential loans owned by the Company.

The Company has not made any other guarantees or undertakings for the benefit of an affiliate which would result in a material contingent exposure of the Company's or any affiliated insurer's assets or liabilities.

During 2013 and 2012, the Company did not own any common shares of an upstream intermediate or ultimate parent, either directly or indirectly via a downstream subsidiary, controlled or affiliated company.

12. SEPARATE ACCOUNTS

Separate account assets and related policy liabilities represent the segregation of funds deposited by variable annuity policyholders. Policyholders bear the investment performance risk associated with these annuities. Separate account assets are invested at the direction of the policyholders, primarily in mutual funds. Separate account assets are reported at fair value based primarily on quoted market prices.

Substantially all separate account liabilities are non-guaranteed. However, the Company also has minimal guaranteed separate accounts that are subject to a market value adjustment with one, three and five year options. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2013 and 2012 are as follows:

YEAR ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------
                                                            2013                         2012
                                             -----------------------------   -------------------------------
                                                  Separate           Non-          Separate           Non-
                                             Accounts With     Guaranteed     Accounts With     Guaranteed
                                                Guarantees       Separate        Guarantees       Separate
                                                Nonindexed       Accounts        Nonindexed       Accounts
------------------------------------------------------------------------------------------------------------
Premiums, deposits and other
  considerations                             $           -   $    740,882    $            -    $   416,490
============================================================================================================
For accounts with assets at market value     $         490   $  2,559,469    $          495    $ 1,745,438
============================================================================================================
Reserves for separate accounts by
  withdrawal characteristics:
    Subject to discretionary
      withdrawal:
        With market value adjustment         $         490   $          -    $          495    $         -
        At market value                                  -      2,557,687                 -      1,743,940
    Not subject to discretionary
      withdrawal                                         -          1,782                 -          1,498
------------------------------------------------------------------------------------------------------------
          Total separate account
            liabilities                      $         490   $  2,559,469    $          495    $ 1,745,438
============================================================================================================

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

Amounts transferred to non-guaranteed separate accounts in the statutory basis statements of operations of the separate accounts and the general account for the years ended December 31, 2013, 2012 and 2011 are as follows:

YEAR ENDED DECEMBER 31,                               2013       2012       2011
----------------------------------------------------------------------------------
Transfers to separate accounts                    $740,899   $416,499   $274,742
Transfers from separate accounts                   189,888    155,570    142,228
----------------------------------------------------------------------------------
Net transfers to separate accounts                $551,011   $260,929   $132,514
==================================================================================

13. EMPLOYEE BENEFITS

The Company provides certain life insurance benefits for a limited number of currently retired employees who worked for the Company prior to 2002. These benefits are generally set at fixed amounts. All retirees in this plan are fully vested. The liability for these plans was $276 and $319 at December 31, 2013 and 2012, respectively, and was included in other liabilities. The expenses for these plans were $21 and $11 at December 31, 2013 and 2012, respectively. The discount rate used in determining the benefit obligation was 5.25% .

14. CAPITAL AND SURPLUS

The maximum amount of dividends which can be paid by the State of Texas life insurance companies to shareholders without prior approval of the Commissioner is the greater of statutory net gain from operations before realized capital gains or losses for the preceding year or 10% of statutory surplus as regards policyholders at the end of the preceding year. Any such dividend must also be paid from earned surplus as calculated by a formula created by the Texas Department of Insurance. Statutory net income from operations before federal income taxes and realized capital gains or losses for 2013 was $(570). Statutory surplus with regards to policyholders as of December 31, 2013 was $39,447. The Company had no earned surplus as of December 31, 2013. The maximum dividend payout which may be made without prior approval in 2013 is $-0-.

The Company received downstream capital contributions from JN Financial totaling $23,660 in 2011.

At December 28, 2011, the Company was granted permission from the Texas Department of Insurance to restate unassigned surplus to zero under SSAP 72, "Quasi-Reorganization", limited to the amount of gross paid in and contributed surplus reported by the Company. The Company restated the unassigned surplus to $(6,505), representing the unamortized ceding commission included in special surplus funds that will amortize into net income in future years. This restatement was granted as (1) an 80% or greater change in ultimate ownership of the Company occurred six months prior to the approval, and (2) there was a substantive change to the business plan to focus exclusively on marketing products to fee-based advisors. As a result, $8,485 of the $23,660 of paid-in capital was shown as an increase in surplus due to quasi reorganization in the statutory basis statement of capital and surplus in 2011.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

Life and health insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2013, 2012 and 2011, the Company meets its RBC requirements.

15. SUBSEQUENT EVENTS

The Company's management has performed subsequent events procedures through March 31, 2014, which is the date the statutory basis financial statements were available to be issued, and other than disclosed below, there were no other subsequent events requiring adjustments to the statutory basis financial statements or disclosures as stated herein.

INDEPENDENT AUDITOR'S REPORT
  ON SUPPLEMENTARY INFORMATION

Board of Directors of
  Jefferson National Life Insurance Company

Our audits of the basic statutory basis financial statements included in the preceding section of this report were performed for the purpose of forming an opinion on those statements taken as a whole. The supplementary information presented in the following section of this report is presented to comply with the National Association of Insurance Commissioners' Annual Statement Instructions and the National Association of Insurance Commissioners' Accounting Practices and Procedures Manual and is not a required part of the basic statutory basis financial statements. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the basic statutory basis financial statements. The information has been subjected to the auditing procedures applied in the audits of the basic statutory financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the basic statutory basis financial statements or to the basic statutory basis financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the basic statutory basis financial statements taken as a whole.

/s/ BDO USA, LLP

New York, New York

March 31, 2014

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                            SELECTED FINANCIAL DATA
                             (DOLLARS IN THOUSANDS)
================================================================================

DECEMBER 31, 2013
----------------------------------------------------------------------------------
GROSS INVESTMENT INCOME EARNED (EXCLUDING AMORTIZATION OF THE IMR):
  Government bonds                                                     $     258
  Other bonds (unaffiliated)                                              20,125
  Preferred stock (unaffiliated)                                             409
  Common stock                                                               304
  Mortgage loans on real estate                                            1,025
  Policy loans                                                               398
  Cash and short-term investments                                              8
  Other invested assets                                                      397
  Miscellaneous investment income                                             75
----------------------------------------------------------------------------------
      GROSS INVESTMENT INCOME                                          $  22,999
==================================================================================
BONDS AND SHORT-TERM INVESTMENTS BY CLASS AND MATURITY:
  Bonds by maturity - statement value:
  Due within one year or less                                          $  15,551
  Over 1 year through 5 years                                             91,502
  Over 5 years through 10 years                                          179,959
  Over 10 years through 20 years                                          72,067
  Over 20 years                                                           75,388
----------------------------------------------------------------------------------
      TOTAL BY MATURITY                                                $ 434,467
==================================================================================
BONDS BY CLASS - STATEMENT VALUE:
  Class 1                                                              $ 348,401
  Class 2                                                                 71,373
  Class 3                                                                 14,472
  Class 4                                                                      -
  Class 5                                                                    221
  Class 6                                                                      -
----------------------------------------------------------------------------------
      TOTAL BY CLASS                                                   $ 434,467
==================================================================================
Total bonds publicly traded                                            $ 298,805
Total bonds privately placed                                             135,662

Preferred stocks - statement value                                         5,286
Short-term investments - book value                                        7,190
Cash on deposit                                                            9,958
==================================================================================
LIFE INSURANCE IN-FORCE:
  Ordinary                                                             $     246
==================================================================================

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                            SELECTED FINANCIAL DATA
                             (DOLLARS IN THOUSANDS)
================================================================================

DECEMBER 31, 2013
---------------------------------------------------------------------------------------
LIFE INSURANCE POLICIES WITH DISABILITY PROVISION IN-FORCE:
  Ordinary                                                                  $  81,708
  Group life                                                                    1,661

SUPPLEMENTARY CONTRACTS IN FORCE:
  Ordinary - not involving life contingencies - amount of income payable        1,361
  Ordinary - involving life contingencies - amount of income payable            1,992
  Group - not involving life contingencies - amount of income payable             104
  Group - involving life contingencies - amount of income payable                 376

ANNUITIES:
  Ordinary:
    Immediate - amount of income payable                                          328
    Deferred - fully paid account balance                                      17,294
    Deferred - not fully paid --account balance                             2,861,961
=======================================================================================

  ANNUAL STATEMENT FOR THE YEAR 2013 OF THE JEFFERSON NATIONAL LIFE INSURANCE
                                    COMPANY
                          SUMMARY INVESTMENT SCHEDULE

                                                                                            Admitted Assets as Reported
                                                       Gross Investment Holdings              in the Annual Statement
                                                       -----------------------------------------------------------------------------
                                                            1            2            3            4            5            6
                                                                                              Securities
                                                                                                Lending
                                                                                              Reinvested       Total
                                                                                              Collateral  (Col. 3 + 4)
                  Investment Categories                   Amount     Percentage     Amount      Amount        Amount     Percentage
------------------------------------------------------------------------------------------------------------------------------------
1.  Bonds:
    1.1    U.S. treasury securities ...................   7,742,280        1.603    7,742,280          0      7,742,280       1.604
    1.2    U.S. government agency obligations
             (excluding mortgage-backed securities):
           1.21   Issued by U.S. government
                    agencies ..........................                    0.000                                      0       0.000
           1.22   Issued by U.S. government sponsored
                    agencies ..........................                    0.000                                      0       0.000
    1.3    Non-U.S. government (including Canada,
             excluding mortgaged-backed securities) ...   3,012,626        0.624    3,012,626          0      3,012,626       0.624
    1.4    Securities issued by states, territories,
             and possessions and political
             subdivisions in the U.S. :
           1.41   States, territories and possessions
                    general obligations ...............                    0.000                                      0       0.000
           1.42   Political subdivisions of states,
                    territories and possessions and
                    political subdivisions general
                    obligations .......................                    0.000                                      0       0.000
           1.43   Revenue and assessment
                    obligations .......................   3,585,923        0.742    3,585,923          0      3,585,923       0.743
           1.44   Industrial development and similar
                    obligations .......................                    0.000                                      0       0.000
    1.5    Mortgage-backed securities (includes
             residential and commercial MBS):
           1.51   Pass-through securities:
                  1.511  Issued or guaranteed by
                           GNMA .......................     451,355        0.093      451,355          0        451,355       0.093
                  1.512  Issued or guaranteed by FNMA
                           and FHLMC ..................  22,706,916        4.701   22,706,916          0     22,706,916       4.703
                  1.513  All other ....................                    0.000                                      0       0.000
           1.52   CMOs and REMICs:
                  1.521  Issued or guaranteed by
                           GNMA, FNMA, FHLMC or VA ....   5,448,794        1.128    5,448,794          0      5,448,794       1.129
                  1.522  Issued by non-U.S.
                           Government issuers and
                           collateralized by
                           mortgage-backed securities
                           issued or guaranteed by
                           agencies shown in Line
                           1.521 ......................                    0.000                                      0       0.000
                  1.523  All other .................... 203,992,637       42.233  203,992,637          0    203,992,637      42.249
2.  Other debt and other fixed income securities
      (excluding short-term):
    2.1    Unaffiliated domestic securities (includes
             credit tenant loans and hybrid
             securities) .............................. 137,333,199       28.433  137,333,199          0    137,333,199      28.443
    2.2    Unaffiliated non-U.S. securities
             (including Canada) .......................  43,003,734        8.903   43,003,734          0     43,003,734       8.907
    2.3    Affiliated securities ......................                    0.000                                      0       0.000
3.  Equity interests:
    3.1    Investments in mutual funds ................                    0.000                                      0       0.000
    3.2    Preferred stocks:
           3.21   Affiliated ..........................                    0.000                                      0       0.000
           3.22   Unaffiliated ........................   5,285,560        1.094    5,285,560          0      5,285,560       1.095
    3.3    Publicly traded equity securities
             (excluding preferred stocks):
           3.31   Affiliated ..........................                    0.000                                      0       0.000
           3.32   Unaffiliated ........................                    0.000                                      0       0.000
    3.4    Other equity securities:
           3.41   Affiliated ..........................                    0.000                                      0       0.000
           3.42   Unaffiliated ........................   4,388,374        0.909    4,388,374          0      4,388,374       0.909
    3.5    Other equity interests including tangible
             personal property under lease:
           3.51   Affiliated ..........................                    0.000                                      0       0.000
           3.52   Unaffiliated ........................                    0.000                                      0       0.000
4.  Mortgage loans:
    4.1    Construction and land development ..........                    0.000                                      0       0.000
    4.2    Agricultural ...............................                    0.000                                      0       0.000
    4.3    Single family residential properties .......   1,801,118        0.373    1,801,118                 1,801,118       0.373
    4.4    Multifamily residential properties .........                    0.000                                      0       0.000
    4.5    Commercial loans ...........................  19,170,197        3.969   19,170,197                19,170,197       3.970
    4.6    Mezzanine real estate loans ................                    0.000                                      0       0.000
5.  Real estate investments:
    5.1    Property occupied by company ...............                    0.000            0                         0       0.000
    5.2    Property held for production of income
             (including $ 0 of property acquired in
             satisfaction of debt).....................                    0.000            0                         0       0.000
    5.3    Property held for sale (including $ 0
             property acquired in satisfaction of
             debt) ....................................   1,245,085        0.258    1,245,085                 1,245,085       0.258
6.  Contract loans ....................................   6,696,293        1.386    6,516,688                 6,516,688       1.350
7.  Derivatives .......................................                    0.000            0                         0       0.000
8.  Receivables for securities ........................                    0.000            0                         0       0.000
9.  Securities Lending (Line 10, Asset Page
      reinvested collateral) ..........................                    0.000            0        XXX            XXX         XXX
10. Cash, cash equivalents and short-term
      investments .....................................  17,148,416        3.550   17,148,416          0     17,148,416       3.552
11. Other invested assets .............................                    0.000                                      0       0.000
                                                        ----------------------------------------------------------------------------
12. Total invested assets                               483,012,507      100.000  482,832,902          0    482,832,902     100.000

                                                 SI01

                                                                      [BAR CODE]

                 SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES
                      For The Year Ended December 31, 2013
                            (To Be Filed by April 1)

Of The JEFFERSON NATIONAL LIFE INSURANCE COMPANY
ADDRESS (City, State and Zip Code) Louisville , KY 40223
NAIC Group Code 3381           NAIC Company Code 64017
Federal Employer's Identification Number (FEIN) 75-0300900

The Investment Risks Interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements.

Answer the following interrogatories by reporting the applicable U.S.
dollar amounts and percentages of the reporting entity's total admitted assets held in that category of investments.

   1.   Reporting entity's total admitted assets as reported
        on Page 2 of this annual statement........................  $492,169,816

   2.   Ten largest exposures to a single issuer/borrower/investment.

                    1                                                2                               3                  4
                                                                                                                Percentage of Total
                 Issuer                                   Description of Exposure                  Amount         Admitted Assets
        ------------------------------------------------------------------------------------   ---------------  -------------------
 2.01   FG Q19003 ...........                   BOND                                           $   18,500,954                  3.8%
 2.02   ABSHE 2004-HE8 M1 ...                   BOND                                           $   13,665,100                  2.8%
 2.03   RAMP 2004-RZ2 AI6 ...                   BOND                                           $   11,508,508                  2.3%
 2.04   SUGER 2012-1A D .....                   BOND                                           $    7,896,220                  1.6%
 2.05   BATLN 2013-4A D .....                   BOND                                           $    7,379,239                  1.5%
 2.06   ALM 2013-7R2A D .....                   BOND                                           $    7,054,704                  1.4%
 2.07   FORE 2007-1A B ......                   BOND                                           $    7,015,295                  1.4%
 2.08   WTFRT 2007-1A B .....                   BOND                                           $    6,698,754                  1.4%
 2.09   OCP 2012-2A E .......                   BOND                                           $    6,200,427                  1.3%
 2.10   JFIN 2012-1A C ......                   BOND                                           $    6,112,007                  1.2%

   3. Amounts and percentages of the reporting entity's total admitted assets held in bonds and preferred stocks by NAIC designation.

              Bonds                       1              2                      Preferred Stocks                  3             4
        -----------------          ---------------  ------------          -----------------------------     --------------   ------
 3.01   NAIC-1 ..........          $   348,400,796          70.8%    3.07 P/RP-1                            $                   0.0%
 3.02   NAIC-2 ..........          $    71,373,112          14.5%    3.08 P/RP-2                            $    3,605,560      0.7%
 3.03   NAIC-3 ..........          $    14,471,915           2.9%    3.09 P/RP-3                            $    1,680,000      0.3%
 3.04   NAIC-4 ..........          $                         0.0%    3.10 P/RP-4                            $                   0.0%
 3.05   NAIC-5 ..........          $       221,307           0.0%    3.11 P/RP-5                            $                   0.0%
 3.06   NAIC-6 ..........          $                         0.0%    3.12 P/RP-6                            $                   0.0%

  4.    Assets held in foreign investments:
 4.01   Are assets held in foreign investments less than 2.5% of the reporting entity's total admitted assets?        Yes [ ] No [X]
        If response to 4.01 above is yes, responses are not required for interrogatories 5 - 10.
 4.02   Total admitted assets held in foreign investments .....................................             $138,225,711       28.1%
 4.03   Foreign-currency-denominated investments ..............................................             $                   0.0%
 4.04   Insurance liabilities denominated in that same foreign currency .......................             $                   0.0%

 SUPPLEMENT FOR THE YEAR 2013 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

  5.    Aggregate foreign investment exposure categorized by NAIC sovereign designation:

                                                                                                1                     2
                                                                                       -----------------     ------------------
 5.01   Countries designated NAIC-1 ...............................................    $     134,779,973                   27.4%
 5.02   Countries designated NAIC-2 ...............................................    $       3,445,738                    0.7%
 5.03   Countries designated NAIC-3 or below ......................................    $                                    0.0%

  6.    Largest foreign investment exposures by country, categorized by the country's NAIC sovereign designation:

                                                                                               1                     2
                                                                                       -----------------     ------------------
        Countries designated NAIC - 1:
 6.01   Country 1: CAYMAN ISLANDS..................................................    $      90,990,578                   18.5%
 6.02   Country 2: NETHERLANDS.....................................................    $      10,646,495                    2.2%
        Countries designated NAIC - 2:
 6.03   Country 1: MEXICO..........................................................    $       2,453,563                    0.5%
 6.04   Country 2: BRAZIL..........................................................    $         992,175                    0.5%
        Countries designated NAIC - 3 or below:
 6.05   Country 1: ................................................................    $                                    0.0%
 6.06   Country 2: ................................................................    $                                    0.0%

                                                                                               1                     2
                                                                                       -----------------     ------------------
  7.    Aggregate unhedged foreign currency exposure ..............................    $                                    0.0%

  8.    Aggregate unhedged foreign currency exposure categorized by NAIC sovereign designation:

                                                                                               1                     2
                                                                                       -----------------     ------------------
 8.01   Countries designated NAIC-1 ...............................................    $                                    0.0%
 8.02   Countries designated NAIC-2 ...............................................    $                                    0.0%
 8.03   Countries designated NAIC-3 or below ......................................    $                                    0.0%

 9.     Largest unhedged foreign currency exposures by country, categorized by the country's NAIC sovereign designation:

                                                                                               1                     2
                                                                                       -----------------     ------------------
        Countries designated NAIC - 1:
 9.01   Country 1: ................................................................    $                                    0.0%
 9.02   Country 2: ................................................................    $                                    0.0%
        Countries designated NAIC - 2:
 9.03   Country 1: ................................................................    $                                    0.0%
 9.04   Country 2: ................................................................    $                                    0.0%
        Countries designated NAIC - 3 or below:
 9.05   Country 1: ................................................................    $                                    0.0%
 9.06   Country 2: ................................................................    $                                    0.0%

 10.    Ten largest non-sovereign (i.e. non-governmental) foreign issues:


                         1                                       2                             3                     4
                      Issuer                             NAIC Designation
        ---------------------------------------------------------------------------    -----------------     ------------------
 10.01  SUGAR 201-1A D ....................     1AM                                    $       7,896,220                    1.6%
 10.02  BATLN 2013-4A D ...................     1AM                                    $       7,379,239                    1.5%
 10.03  ALM 2013-7R2A D ...................     1FE                                    $       7,054,704                    1.4%
 10.04  FORE 2007-1A B ....................     1FE                                    $       7,015,295                    1.4%
 10.05  WTFRT 2007-1A B ...................     1AM                                    $       6,698,754                    1.4%
 10.06  OCP 2012-2A E .....................     1AM                                    $       6,200,427                    1.3%
 10.07  JFIN 2012-1A C ....................     1FE                                    $       6,112,007                    1.2%
 10.08  SYMP 2006-2A B ....................     1FE                                    $       6,096,014                    1.2%
 10.09  CENT9 2005-9A A2 ..................     1FE                                    $       6,057,650                    1.2%
 10.10  CENT11 2006-11A A2 ................     1FE                                    $       5,196,460                    1.1%

                                     285.1

 SUPPLEMENT FOR THE YEAR 2013 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

  11.   Amounts and percentages of the reporting entity's total admitted assets held in Canadian investments and unhedged
        Canadian currency exposure:
 11.01  Are assets held in Canadian investments less than 2.5% of the reporting entity's total admitted assets?       Yes [X] No [ ]

        If response to 11.01 is yes, detail is not required for the remainder of interrogatory 11.

                                                                                               1                     2
                                                                                       -----------------     ------------------
 11.02  Total admitted assets held in Canadian investments ........................    $                                    0.0%
 11.03  Canadian-currency-denominated investments .................................    $                                    0.0%
 11.04  Canadian-denominated insurance liabilities ................................    $                                    0.0%
 11.05  Unhedged Canadian currency exposure .......................................    $                                    0.0%

  12.   Report aggregate amounts and percentages of the reporting entity's total admitted assets held in investments with contractual sales restrictions:

 12.01  Are assets held in investments with contractual sales restrictions less than 2.5% of the reporting entity's total
        admitted assets?                                                                                              Yes [X] No [ ]

        If response to 12.01 is yes, responses are not required for the remainder of Interrogatory 12.

                                             1                                                 2                     3
        ---------------------------------------------------------------------------    -----------------     ------------------
 12.02  Aggregate statement value of investments with contractual sales
        restrictions ..............................................................    $                                    0.0%
        Largest three investments with contractual sales restrictions:
 12.03  ...........................................................................    $                                    0.0%
 12.04  ...........................................................................    $                                    0.0%
 12.05  ...........................................................................    $                                    0.0%

  13.   Amounts and percentages of admitted assets held in the ten largest equity interests:

 13.01  Are assets held in equity interests less than 2.5% of the reporting entity's total admitted assets?           Yes [X] No [ ]
        If response to 13.01 above is yes, responses are not required for the remainder of Interrogatory 13.

                                                   1                                           2                     3
                                                 Issuer
        ---------------------------------------------------------------------------    -----------------     ------------------
 13.02  ...........................................................................    $                                    0.0%
 13.03  ...........................................................................    $                                    0.0%
 13.04  ...........................................................................    $                                    0.0%
 13.05  ...........................................................................    $                                    0.0%
 13.06  ...........................................................................    $                                    0.0%
 13.07  ...........................................................................    $                                    0.0%
 13.08  ...........................................................................    $                                    0.0%
 13.09  ...........................................................................    $                                    0.0%
 13.10  ...........................................................................    $                                    0.0%
 13.11  ...........................................................................    $                                    0.0%

                                     285.2

 SUPPLEMENT FOR THE YEAR 2013 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY


    14. Amounts and percentages of the reporting entity's total admitted assets held in nonaffiliated, privately placed equities:

  14.01 Are assets held in nonaffiliated, privately placed equities less than 2.5% of the reporting entity's
        total admitted assets?                                                                                        Yes [X] No [ ]

        If response to 14.01 above is yes, responses are not required for the remainder of Interrogatory 14.

                                               1                                               2                     3
        ---------------------------------------------------------------------------    -----------------     ------------------
  14.02 Aggregate statement value of investments held in nonaffiliated,
        privately placed equities .................................................    $                                    0.0%
        Largest three investments held in nonaffiliated, privately placed equities:
  14.03 ...........................................................................    $                                    0.0%
  14.04 ...........................................................................    $                                    0.0%
  14.05 ...........................................................................    $                                    0.0%

    15. Amounts and percentages of the reporting entity's total admitted assets held in general partnership interests:
  15.01 Are assets held in general partnership interests less than 2.5% of the reporting entity's total
        admitted assets?                                                                                              Yes [X] No [ ]

        If response to 15.01 above is yes, responses are not required for the remainder of Interrogatory 15.

                                               1                                               2                     3
        ---------------------------------------------------------------------------    -----------------     ------------------
  15.02 Aggregate statement value of investments held in general partnership
        interests .................................................................    $                                    0.0%
        Largest three investments in general partnership interests:
  15.03 ...........................................................................    $                                    0.0%
  15.04 ...........................................................................    $                                    0.0%
  15.05 ...........................................................................    $                                    0.0%

    16. Amounts and percentages of the reporting entity's total admitted assets held in mortgage loans:

  16.01 Are mortgage loans reported in Schedule B less than 2.5% of the reporting entity's total admitted assets?     Yes [ ] No [X]

        If response to 16.01 above is yes, responses are not required for the remainder of Interrogatory 16 and Interrogatory 17.

                                             1                                                 2                     3
                       Type (Residential, Commercial, Agricultural)
        ---------------------------------------------------------------------------    -----------------     ------------------
  16.02 RESIDENTIAL ...............................................................    $         655,260                    0.1%
  16.03 COMMERCIAL ................................................................    $         634,162                    0.1%
  16.04 COMMERCIAL ................................................................    $         616,477                    0.1%
  16.05 COMMERCIAL ................................................................    $         530,781                    0.1%
  16.06 COMMERCIAL ................................................................    $         516,632                    0.1%
  16.07 COMMERCIAL ................................................................    $         505,576                    0.1%
  16.08 COMMERCIAL ................................................................    $         433,787                    0.1%
  16.09 COMMERCIAL ................................................................    $         419,635                    0.1%
  16.10 COMMERCIAL ................................................................    $         388,506                    0.1%
  16.11 COMMERCIAL ................................................................    $         359,058                    0.1%

                                     285.3

 SUPPLEMENT FOR THE YEAR 2013 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

        Amount and percentage of the reporting entity's total admitted assets held in the following categories of mortgage loans:

                                                                                                        Loans
                                                                                       -----------------     ------------------
  16.12 Construction loans ........................................................    $                                    0.0%
  16.13 Mortgage loans over 90 days past due ......................................    $                                    0.0%
  16.14 Mortgage loans in the process of foreclosure ..............................    $         576,647                    0.1%
  16.15 Mortgage loans foreclosed .................................................    $         528,694                    0.1%
  16.16 Restructured mortgage loans ...............................................    $       1,952,895                    0.4%

    17. Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

                               Residential                             Commercial                           Agricultural
     Loan to Value            1               2                      3                4                   5             6
---------------------  --------------    ----------          ----------------  -------------          ------------   ----------
  17.01 above 95% ...  $                        0.0%         $        248,176            0.1%         $                     0.0%
  17.02 91 to 95% ...  $                        0.0%         $                           0.0%         $                     0.0%
  17.03 81 to 90% ...  $                        0.0%         $                           0.0%         $                     0.0%
  17.04 71 to 80% ...  $      658,389           0.1%         $      3,106,273            0.6%         $                     0.0%
  17.05 below 70% ...  $    1,107,789           0.2%         $     15,850,718            3.2%         $                     0.0%

    18. Amounts and percentages of the reporting entity's total admitted assets held in each of the five largest investments in real estate:

  18.01 Are assets held in real estate reported less than 2.5% of the reporting entity's total admitted assets?       Yes [X] No [ ]

        If response to 18.01 above is yes, responses are not required for the remainder of Interrogatory 18.

        Largest five investments in any one parcel or group of contiguous parcels of real estate.


                                        Description
                                             1                                                 2                     3
        ---------------------------------------------------------------------------    -----------------     ------------------
  18.02 ...........................................................................    $                                    0.0%
  18.03 ...........................................................................    $                                    0.0%
  18.04 ...........................................................................    $                                    0.0%
  18.05 ...........................................................................    $                                    0.0%
  18.06 ...........................................................................    $                                    0.0%

    19. Report aggregate amounts and percentages of the reporting entity's  total admitted assets held in investments held in mezzanine real estate loans:

  19.01 Are assets held in investments held in mezzanine real estate loans less than 2.5% of the reporting entity's
        total admitted assets?                                                                                        Yes [X] No [ ]

        If response to 19.01 is yes, responses are not required for the remainder  of Interrogatory 19.

                                             1                                                 2                     3
        ---------------------------------------------------------------------------    -----------------     ------------------
  19.02 Aggregate statement value of investments held in mezzanine real estate
        loans: ....................................................................    $                                    0.0%
        Largest three investments held in mezzanine real estate loans:
  19.03 ...........................................................................    $                                    0.0%
  19.04 ...........................................................................    $                                    0.0%
  19.05 ...........................................................................    $                                    0.0%

                                     285.4

 SUPPLEMENT FOR THE YEAR 2013 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

  20.   Amounts and percentages of the reporting entity's total admitted assets subject to the following types of agreements:

                                                                                               At End of Each Quarter
                                                             At Year End         1st Quarter        2nd Quarter         3rd Quarter
                                                             1          2             3                  4                   5
                                                         ---------  ---------   -------------      -------------        ------------
 20.01  Securities lending agreements (do not include
         assets held as collateral for such
         transactions) ...............................   $                0.0%  $                  $                    $
 20.02  Repurchase agreements ........................   $                0.0%  $                  $                    $
 20.03  Reverse repurchase agreements ................   $                0.0%  $                  $                    $
 20.04  Dollar repurchase agreements .................   $                0.0%  $                  $                    $
 20.05  Dollar reverse repurchase agreements .........   $                0.0%  $                  $                    $

  21.   Amounts and percentages of the reporting entity's total admitted assets for warrants not attached to other financial instruments, options, caps, and floors:

                                                                   Owned                            Written
                                                              1              2                3                4
                                                         ------------    ----------     --------------   --------------
 21.01  Hedging ......................................   $                      0.0%    $                           0.0%
 21.02  Income generation ............................   $                      0.0%    $                           0.0%
 21.03  Other ........................................   $                      0.0%    $                           0.0%

  22.   Amounts and percentages of the reporting entity's total admitted assets of potential exposure for collars, swaps, and forwards:

                                                                                               At End of Each Quarter
                                                               At Year End         1st Quarter       2nd Quarter       3rd Quarter
                                                              1            2            3                 4                 5
                                                         ----------  ---------    -------------    ----------------    -----------
 22.01  Hedging ......................................   $        0       0.0%    $                $                   $
 22.02  Income generation ............................   $        0       0.0%    $                $                   $
 22.03  Replications .................................   $        0       0.0%    $                $                   $
 22.04  Other ........................................   $        0       0.0%    $                $                   $

  23.   Amounts and percentages of the reporting entity's total admitted assets of potential exposure for futures contracts:

                                                               At Year End                         At End of Each Quarter
                                                         --------------------------     --------------------------------------------
                                                                                         1st Quarter      2nd Quarter    3rd Quarter
                                                              1              2                3                4              5
                                                         ------------    ----------     --------------   --------------  -----------
 23.01  Hedging ......................................   $          0           0.0%    $                $               $
 23.02  Income generation ............................   $                      0.0%    $                $               $
 23.03  Replications .................................   $                      0.0%    $                $               $
 23.04  Other ........................................   $                      0.0%    $                $               $

                                     285.5

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

Annual Report to Contract Owners
December 31, 2013

                                       Jefferson National Life Annuity Account E

ANNUAL REPORT TO CONTRACT OWNERS
TABLE OF CONTENTS

DECEMBER 31, 2013

====================================================================================================================================
JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E                                                                  PAGE
Statement of Assets and Liabilities as of December 31, 2013 ..............................................    2
Statements of Operations and Statements of Changes in Net Assets for the Year Ended December 31, 2013 ....    8
Statements of Operations and Statements of Changes in Net Assets for the Year Ended December 31, 2012 ....   28
Notes to Financial Statements ............................................................................   48
Report of Independent Registered Public Accounting Firm ..................................................   74

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2013

====================================================================================================================
                                                                               SHARES          COST         VALUE
--------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments in portfolio shares, at net asset value (Note 2):
     The Alger Portfolios:
       Capital Appreciation Portfolio ...................................     114,884.000   $ 4,847,377  $ 8,433,632
       Large Cap Growth Portfolio .......................................      75,974.746     2,802,627    4,770,454
       Mid Cap Growth Portfolio .........................................     154,428.929     2,131,576    2,833,769
       Small Cap Growth Portfolio .......................................      61,575.009     1,602,742    2,009,809
     AllianceBernstein Variable Products Series Fund, Inc.:
       Growth and Income Portfolio ......................................      29,546.231       603,255      821,385
     American Century Variable Portfolios, Inc:
       Balanced Fund ....................................................      81,528.410       559,035      658,749
       Income & Growth Fund .............................................     195,231.745     1,381,662    1,790,274
       Inflation Protection Fund ........................................      30,955.173       358,153      323,482
       International Fund ...............................................     120,289.026     1,075,752    1,291,906
       Large Company Value Fund .........................................       9,973.803       115,372      136,541
       Ultra Fund .......................................................       1,978.741        17,488       29,127
       Value Fund .......................................................     380,870.793     2,376,929    3,218,360
       Vista Fund .......................................................       2,005.911        33,126       45,434
     Columbia Funds Variable Series Trust:
       Seligman Global Technology Portfolio .............................      36,112.511       728,325      914,005
     Direxion Insurance Trust:
       Dynamic VP HY Bond Fund ..........................................         179.074         2,946        2,879
     The Dreyfus Investment Portfolios:
       Small Cap Stock Index Portfolio ..................................      17,545.638       252,788      326,349
     The Dreyfus Socially Responsible Growth Fund, Inc. .................      44,788.416     1,152,925    1,974,275
     Dreyfus Stock Index Fund ...........................................     363,927.916    10,462,752   14,862,818
     Dreyfus Variable Investment Fund:
       International Value Portfolio ....................................      63,992.393       655,699      756,392
     Federated Insurance Series:
       High Income Bond Fund II .........................................     178,962.768     1,171,062    1,279,584
       Kaufmann Fund II .................................................       6,598.341        79,996      123,916
       Managed Volatility Fund II .......................................      80,005.779       724,648      904,065
     Guggenheim Variable Insurance Funds:
       CLS AdvisorOne Amerigo Fund ......................................      31,230.603     1,064,428    1,320,118
       CLS AdvisorOne Clermont Fund .....................................      22,476.688       570,755      602,600
       Long Short Equity Fund ...........................................       5,919.196        74,500       86,833
       Multi-Hedge Strategies Fund ......................................         259.254         5,420        5,899
       Rydex Banking Fund ...............................................       2,273.625        34,750       32,896
       Rydex Basic Materials Fund .......................................       7,826.840       207,853      194,260
       Rydex Biotechnology Fund .........................................      24,593.906     1,103,610    1,421,773
       Rydex Commodities Strategy Fund ..................................       7,167.242        91,859       77,763
       Rydex Consumer Products Fund .....................................      14,645.078       769,029      833,891
       Rydex Dow 2X Strategy Fund .......................................       5,865.509       595,044      996,960
       Rydex Electronics Fund ...........................................       1,819.850        74,581       70,610
       Rydex Energy Fund ................................................      34,594.329     1,026,093    1,072,078
       Rydex Energy Services Fund .......................................      41,442.358       920,867      913,387
       Rydex Europe 1.25X Strategy Fund .................................      24,391.578       430,390      456,610
       Rydex Financial Services Fund ....................................      28,797.816       527,065      577,396
       Rydex Government Long Bond 1.2X Strategy Fund ....................      25,850.080       322,383      291,847
       Rydex Health Care Fund ...........................................      15,684.263       554,149      766,960
       Rydex Internet Fund ..............................................       6,878.626       125,125      147,821
       Rydex Inverse Dow 2X Strategy Fund ...............................      50,695.874       331,279      221,034
       Rydex Inverse Government Long Bond Strategy Fund .................       9,006.760       107,536       95,921
       Rydex Inverse Mid-Cap Strategy Fund ..............................         193.155         3,715        2,396
       Rydex Inverse NASDAQ-100(R) Strategy Fund ........................      12,882.457       108,799       78,970
       Rydex Inverse Russell 2000(R) Strategy Fund ......................         359.470         7,501        3,902
       Rydex Inverse S&P 500 Strategy Fund ..............................      23,792.343       543,419      464,189
       Rydex Japan 2X Strategy Fund .....................................       7,644.634       185,896      218,713
       Rydex Leisure Fund ...............................................       3,290.151       286,580      313,912
       Rydex Mid Cap 1.5X Strategy Fund .................................      22,662.394       657,658      803,833
       Rydex NASDAQ-100(R) Fund .........................................      82,250.020     1,659,293    2,497,932
       Rydex NASDAQ-100(R) 2X Strategy Fund .............................      27,314.365     1,053,593    1,239,798
       Rydex Nova Fund ..................................................      11,904.088       990,800    1,566,696
       Rydex Precious Metals Fund .......................................      96,626.886     1,126,410      646,434

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2013

====================================================================================================================================
                                                                               SHARES          COST         VALUE
--------------------------------------------------------------------------------------------------------------------
ASSETS: (continued)
  Investments in portfolio shares, at net asset value (Note 2): (continued)
     Guggenheim Variable Insurance Funds: (continued)
       Rydex Real Estate Fund ...........................................       3,028.966    $   95,955   $   92,141
       Rydex Retailing Fund .............................................       5,843.629       103,775      119,035
       Rydex Russell 2000(R) 1.5X Strategy Fund .........................       5,637.237       227,252      291,841
       Rydex Russell 2000(R) 2X Strategy Fund ...........................       1,767.089       383,772      464,338
       Rydex S&P 500 2X Strategy Fund ...................................       3,279.955       526,655      773,546
       Rydex S&P 500 Pure Growth Fund ...................................      61,241.142     2,653,033    2,915,691
       Rydex S&P 500 Pure Value Fund ....................................      19,270.339     2,172,725    2,682,238
       Rydex S&P MidCap 400 Pure Growth Fund ............................       8,217.946       333,276      353,536
       Rydex S&P MidCap 400 Pure Value Fund .............................       2,441.814       208,877      285,912
       Rydex S&P SmallCap 600 Pure Growth Fund ..........................      25,003.355     1,079,295    1,141,653
       Rydex S&P SmallCap 600 Pure Value Fund ...........................       2,816.881       331,024      445,657
       Rydex Strengthening Dollar 2X Strategy Fund ......................         484.991         5,645        5,548
       Rydex Technology Fund ............................................      49,261.879       577,508      636,956
       Rydex Telecommunications Fund ....................................       4,172.865        39,550       44,190
       Rydex Transportation Fund ........................................      21,499.630       446,482      532,762
       Rydex U.S. Government Money Market Fund ..........................   3,166,491.453     3,166,491    3,166,490
       Rydex Utilities Fund .............................................      16,846.493       360,791      351,925
       Rydex Weakening Dollar 2X Strategy Fund ..........................       1,095.683        29,104       26,099
     Invesco Variable Insurance Funds:
       Core Equity Fund .................................................      21,026.883       562,851      808,062
       Diversified Dividend Fund ........................................      13,794.633       263,160      288,723
       Global Health Care Fund ..........................................      21,766.139       454,791      638,183
       Global Real Estate Fund ..........................................      45,171.928       562,899      690,678
       High Yield Fund ..................................................     423,962.032     2,367,275    2,416,583
       Mid Cap Core Equity Fund .........................................      19,128.459       207,084      285,972
       Money Market Fund ................................................   8,240,430.780     8,240,431    8,240,430
       Technology Fund ..................................................      10,233.672       182,981      198,739
       Value Opportunities Fund .........................................      28,338.105       187,488      263,828
     Janus Aspen Series - Institutional:
       Balanced Portfolio ...............................................      30,095.271       818,068      910,984
       Enterprise Portfolio .............................................     141,999.008     4,249,148    8,372,261
       Forty Portfolio ..................................................       4,121.893       152,085      219,862
       Global Research Portfolio ........................................     225,723.241     6,856,335    8,800,950
       Janus Portfolio ..................................................     284,042.614     6,059,846    9,714,258
       Overseas Portfolio ...............................................      44,676.545     1,863,724    1,877,310
       Perkins Mid Cap Value Portfolio ..................................       3,199.097        49,906       61,743
     Lazard Retirement Series, Inc:
       Emerging Markets Equity Portfolio ................................      48,738.316     1,076,765    1,048,362
       International Equity Portfolio ...................................      59,799.771       704,957      792,944
       US Small-Mid Cap Equity Portfolio ................................     157,815.651     1,440,045    1,374,575
       US Strategic Equity Portfolio ....................................      21,540.379       225,816      258,916
     Legg Mason Partners Variable Equity Trust:
       ClearBridge Aggressive Growth Portfolio ..........................      16,483.959       404,088      439,626
       ClearBridge All Cap Value Portfolio ..............................       5,845.349       113,047      145,842
       ClearBridge Equity Income Portfolio ..............................       5,994.657        76,575       86,084
       ClearBridge Large Cap Growth Portfolio ...........................       8,261.436       159,326      182,908
     Legg Mason Partners Variable Income Trust:
       Western Asset Global High Yield Bond Portfolio ...................       9,768.909        80,771       79,323
       Western Asset Strategic Bond Portfolio ...........................     171,887.347     1,741,895    1,720,591
     Lord Abbett Series Fund, Inc:
       Calibrated Dividend Growth Portfolio .............................      33,196.140       395,873      540,102
       Growth and Income Portfolio ......................................     107,672.354     2,793,271    3,579,028
     Neuberger Berman Advisers Management Trust:
       Large Cap Value Portfolio ........................................      65,544.357       653,753      985,788
       Mid-Cap Growth Portfolio .........................................       9,343.659       263,065      383,745
       Mid Cap Intrinsic Value Portfolio ................................      10,643.517       141,107      174,342
       Short Duration Bond Portfolio ....................................      79,563.464       890,275      857,695
       Small-Cap Growth Portfolio .......................................      16,069.478       272,043      309,336
       Socially Responsive Portfolio ....................................      13,487.583       198,796      292,949

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2013

====================================================================================================================================
                                                                                SHARES         COST         VALUE
---------------------------------------------------------------------------------------------------------------------
ASSETS: (continued)
  Investments in portfolio shares, at net asset value (Note 2): (continued)
     Northern Lights Variable Trust:
       JNF Balanced Portfolio ...........................................     407,764.392   $ 6,302,069  $  8,461,112
       JNF Equity Portfolio .............................................     540,401.922    12,382,196    17,465,789
     PIMCO Variable Insurance Trust:
       All Asset Portfolio ..............................................      30,803.389       340,444       335,143
       CommodityRealReturn Strategy Portfolio ...........................      20,108.500       163,631       120,250
       Emerging Markets Bond Portfolio ..................................       3,317.203        49,505        44,583
       Foreign Bond US Dollar-Hedged Portfolio ..........................       4,699.406        48,539        47,228
       Global Bond Unhedged Portfolio ...................................      31,889.016       417,849       393,508
       High Yield Portfolio .............................................     101,240.581       806,890       817,011
       Long-Term US Government Portfolio ................................       6,397.022        80,234        63,586
       Low Duration Portfolio ...........................................      15,632.118       161,678       165,855
       Real Return Portfolio ............................................     173,324.847     2,378,642     2,183,889
       Short-Term Portfolio .............................................      38,723.718       395,429       397,692
       Total Return Portfolio ...........................................     271,556.000     3,100,179     2,981,680
     Pioneer Variable Contracts Trust:
       Disciplined Value Portfolio ......................................       3,696.901        40,123        52,829
       Emerging Markets Portfolio .......................................       5,280.453       132,264       130,586
       Equity Income Portfolio ..........................................      24,497.077       489,080       666,322
       Fund Portfolio ...................................................       7,655.685       149,453       201,189
       High Yield Portfolio .............................................       8,785.974        91,756        91,723
       Mid Cap Value Portfolio ..........................................       2,665.679        47,377        60,751
       Strategic Income Portfolio .......................................      46,462.197       493,479       480,883
     Royce Capital Fund:
       Micro-Cap Portfolio ..............................................      30,253.599       316,424       388,156
       Small-Cap Portfolio ..............................................      70,836.128       683,235       986,039
     Third Avenue Variable Series Trust:
       Value Portfolio ..................................................      68,125.591       869,857     1,128,158
     Van Eck VIP Trust:
       Emerging Markets Fund ............................................      95,832.808     1,090,944     1,427,907
       Global Hard Assets Fund ..........................................      78,479.510     2,449,134     2,463,473
       Multi-Manager Alternatives Fund ..................................       4,377.566        42,409        45,219
       Unconstrained Emerging Markets Bond Fund .........................      32,353.554       369,774       342,948
     Wells Fargo Advantage VT Funds:
       Discovery Fund ...................................................     107,272.254     2,154,125     3,775,983
       Opportunity Fund .................................................      79,548.125     1,380,061     2,080,184
---------------------------------------------------------------------------------------------------------------------
         Total assets ..................................................                                 $184,700,593
=====================================================================================================================

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2013

====================================================================================================================================
                                                                                                           VALUE
--------------------------------------------------------------------------------------------------------------------
Net assets attributable to:
  Contract owners' deferred annuity reserves:
    The Alger Portfolios:
       Capital Appreciation Portfolio .................................................................  $ 8,433,632
       Large Cap Growth Portfolio .....................................................................    4,770,454
       Mid Cap Growth Portfolio .......................................................................    2,833,769
       Small Cap Growth Portfolio .....................................................................    2,009,809
    AllianceBernstein Variable Products Series Fund, Inc.:
       Growth and Income Portfolio ....................................................................      821,385
    American Century Variable Portfolios, Inc:
       Balanced Fund ..................................................................................      658,749
       Income & Growth Fund ...........................................................................    1,790,274
       Inflation Protection Fund ......................................................................      323,482
       International Fund .............................................................................    1,291,906
       Large Company Value Fund .......................................................................      136,541
       Ultra Fund .....................................................................................       29,127
       Value Fund .....................................................................................    3,218,360
       Vista Fund .....................................................................................       45,434
    Columbia Funds Variable Series Trust:
       Seligman Global Technology Portfolio ...........................................................      914,005
    Direxion Insurance Trust:
       Dynamic VP HY Bond Fund ........................................................................        2,879
    The Dreyfus Investment Portfolios:
       Small Cap Stock Index Portfolio ................................................................      326,349
    The Dreyfus Socially Responsible Growth Fund, Inc. ................................................    1,974,275
    Dreyfus Stock Index Fund ..........................................................................   14,850,327
    Dreyfus Variable Investment Fund:
       International Value Portfolio ..................................................................      756,392
    Federated Insurance Series:
       High Income Bond Fund II .......................................................................    1,279,584
       Kaufmann Fund II ...............................................................................      123,916
       Managed Volatility Fund II .....................................................................      904,065
    Guggenheim Variable Insurance Funds:
       CLS AdvisorOne Amerigo Fund ....................................................................    1,320,118
       CLS AdvisorOne Clermont Fund ...................................................................      602,600
       Long Short Equity Fund .........................................................................       86,833
       Multi-Hedge Strategies Fund ....................................................................        5,899
       Rydex Banking Fund .............................................................................       32,896
       Rydex Basic Materials Fund .....................................................................      194,260
       Rydex Biotechnology Fund .......................................................................    1,421,773
       Rydex Commodities Strategy Fund ................................................................       77,763
       Rydex Consumer Products Fund ...................................................................      833,891
       Rydex Dow 2X Strategy Fund .....................................................................      996,960
       Rydex Electronics Fund .........................................................................       70,610
       Rydex Energy Fund ..............................................................................    1,072,078
       Rydex Energy Services Fund .....................................................................      913,387
       Rydex Europe 1.25X Strategy Fund ...............................................................      456,610
       Rydex Financial Services Fund ..................................................................      577,396
       Rydex Government Long Bond 1.2X Strategy Fund ..................................................      291,847
       Rydex Health Care Fund .........................................................................      766,960
       Rydex Internet Fund ............................................................................      147,821
       Rydex Inverse Dow 2X Strategy Fund .............................................................      221,034
       Rydex Inverse Government Long Bond Strategy Fund ...............................................       95,921
       Rydex Inverse Mid-Cap Strategy Fund ............................................................        2,396
       Rydex Inverse NASDAQ-100(R) Strategy Fund ......................................................       78,970
       Rydex Inverse Russell 2000(R) Strategy Fund ....................................................        3,902
       Rydex Inverse S&P 500 Strategy Fund ............................................................      464,189
       Rydex Japan 2X Strategy Fund ...................................................................      218,713
       Rydex Leisure Fund .............................................................................      313,912
       Rydex Mid Cap 1.5X Strategy Fund ...............................................................      803,833
       Rydex NASDAQ-100(R) Fund .......................................................................    2,497,932
       Rydex NASDAQ-100(R) 2X Strategy Fund ...........................................................    1,239,798
       Rydex Nova Fund ................................................................................    1,566,696
       Rydex Precious Metals Fund .....................................................................      646,434
       Rydex Real Estate Fund .........................................................................       92,141

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2013

====================================================================================================================================
                                                                                                            VALUE
--------------------------------------------------------------------------------------------------------------------
Net assets attributable to: (continued)
  Contract owners' deferred annuity reserves: (continued)
    Guggenheim Variable Insurance Funds: (continued)
       Rydex Retailing Fund ...........................................................................   $  119,035
       Rydex Russell 2000(R) 1.5X Strategy Fund .......................................................      291,841
       Rydex Russell 2000(R) 2X Strategy Fund .........................................................      464,338
       Rydex S&P 500 2X Strategy Fund .................................................................      773,546
       Rydex S&P 500 Pure Growth Fund .................................................................    2,915,691
       Rydex S&P 500 Pure Value Fund ..................................................................    2,682,238
       Rydex S&P MidCap 400 Pure Growth Fund ..........................................................      353,536
       Rydex S&P MidCap 400 Pure Value Fund ...........................................................      285,912
       Rydex S&P SmallCap 600 Pure Growth Fund ........................................................    1,141,653
       Rydex S&P SmallCap 600 Pure Value Fund .........................................................      445,657
       Rydex Strengthening Dollar 2X Strategy Fund ....................................................        5,548
       Rydex Technology Fund ..........................................................................      636,956
       Rydex Telecommunications Fund ..................................................................       44,190
       Rydex Transportation Fund ......................................................................      532,762
       Rydex U.S. Government Money Market Fund ........................................................    3,166,490
       Rydex Utilities Fund ...........................................................................      351,925
       Rydex Weakening Dollar 2X Strategy Fund ........................................................       26,099
    Invesco Variable Insurance Funds:
       Core Equity Fund ...............................................................................      808,062
       Diversified Dividend Fund ......................................................................      288,723
       Global Health Care Fund ........................................................................      638,183
       Global Real Estate Fund ........................................................................      690,678
       High Yield Fund ................................................................................    2,416,583
       Mid Cap Core Equity Fund .......................................................................      285,972
       Money Market Fund ..............................................................................    8,240,430
       Technology Fund ................................................................................      198,739
       Value Opportunities Fund .......................................................................      263,828
    Janus Aspen Series - Institutional:
       Balanced Portfolio .............................................................................      910,984
       Enterprise Portfolio ...........................................................................    8,372,261
       Forty Portfolio ................................................................................      219,862
       Global Research Portfolio ......................................................................    8,800,950
       Janus Portfolio ................................................................................    9,714,258
       Overseas Portfolio .............................................................................    1,877,310
       Perkins Mid Cap Value Portfolio ................................................................       61,743
    Lazard Retirement Series, Inc:
       Emerging Markets Equity Portfolio ..............................................................    1,048,362
       International Equity Portfolio .................................................................      792,944
       US Small-Mid Cap Equity Portfolio ..............................................................    1,374,575
       US Strategic Equity Portfolio ..................................................................      258,916
    Legg Mason Partners Variable Equity Trust:
       ClearBridge Aggressive Growth Portfolio ........................................................      439,626
       ClearBridge All Cap Value Portfolio ............................................................      145,842
       ClearBridge Equity Income Portfolio ............................................................       86,084
       ClearBridge Large Cap Growth Portfolio .........................................................      182,908
    Legg Mason Partners Variable Income Trust:
       Western Asset Global High Yield Bond Portfolio .................................................       79,323
       Western Asset Strategic Bond Portfolio .........................................................    1,720,591
    Lord Abbett Series Fund, Inc:
       Calibrated Dividend Growth Portfolio ...........................................................      540,102
       Growth and Income Portfolio ....................................................................    3,521,319
    Neuberger Berman Advisers Management Trust:
       Large Cap Value Portfolio ......................................................................      985,788
       Mid-Cap Growth Portfolio .......................................................................      383,745
       Mid Cap Intrinsic Value Portfolio ..............................................................      174,342
       Short Duration Bond Portfolio ..................................................................      857,695
       Small-Cap Growth Portfolio .....................................................................      309,336
       Socially Responsive Portfolio ..................................................................      292,949
    Northern Lights Variable Trust:
       JNF Balanced Portfolio .........................................................................    8,461,112
       JNF Equity Portfolio ...........................................................................   17,465,789

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2013

====================================================================================================================================
                                                                                                           VALUE
--------------------------------------------------------------------------------------------------------------------
Net assets attributable to: (continued)
  Contract owners' deferred annuity reserves: (continued)
    PIMCO Variable Insurance Trust:
       All Asset Portfolio ..........................................................................   $    335,143
       CommodityRealReturn Strategy Portfolio .......................................................        120,250
       Emerging Markets Bond Portfolio ..............................................................         44,583
       Foreign Bond US Dollar-Hedged Portfolio ......................................................         47,228
       Global Bond Unhedged Portfolio ...............................................................        393,508
       High Yield Portfolio .........................................................................        817,011
       Long-Term US Government Portfolio ............................................................         63,586
       Low Duration Portfolio .......................................................................        165,855
       Real Return Portfolio ........................................................................      2,183,889
       Short-Term Portfolio .........................................................................        397,692
       Total Return Portfolio .......................................................................      2,981,680
    Pioneer Variable Contracts Trust:
       Disciplined Value Portfolio ...................................................................        52,829
       Emerging Markets Portfolio ....................................................................       130,586
       Equity Income Portfolio .......................................................................       666,322
       Fund Portfolio ................................................................................       201,189
       High Yield Portfolio ..........................................................................        91,723
       Mid Cap Value Portfolio .......................................................................        60,751
       Strategic Income Portfolio ....................................................................       480,883
    Royce Capital Fund:
       Micro-Cap Portfolio ...........................................................................       388,156
       Small-Cap Portfolio ...........................................................................       986,039
    Third Avenue Variable Series Trust:
       Value Portfolio ...............................................................................     1,128,158
    Van Eck VIP Trust:
       Emerging Markets Fund .........................................................................     1,427,907
       Global Hard Assets Fund .......................................................................     2,463,473
       Multi-Manager Alternatives Fund ...............................................................        45,219
       Unconstrained Emerging Markets Bond Fund ......................................................       342,948
    Wells Fargo Advantage VT Funds:
       Discovery Fund ................................................................................     3,775,983
       Opportunity Fund ..............................................................................     2,080,184
--------------------------------------------------------------------------------------------------------------------
         Net assets attributable to contract owners' deferred annuity reserves .......................  $184,630,393
====================================================================================================================
Contract owners' annuity payment reserves:
  Dreyfus Stock Index Fund ...........................................................................        12,491
  Lord Abbett Series Fund, Inc:
       Growth and Income Portfolio ...................................................................        57,709
--------------------------------------------------------------------------------------------------------------------
         Net assets attributable to contract owners' annuity payment reserves ........................  $     70,200
--------------------------------------------------------------------------------------------------------------------
            Net assets attributable to contract owners' reserves .....................................  $184,700,593
====================================================================================================================

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2013

====================================================================================================================================
                                                                                                                    ALLIANCE
                                                                                THE ALGER PORTFOLIOS               BERNSTEIN
                                                             ----------------------------------------------------  -----------
                                                                                                                     GROWTH
                                                               CAPITAL       LARGE CAP      MID CAP    SMALL CAP      AND
                                                             APPRECIATION     GROWTH        GROWTH       GROWTH      INCOME
------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio shares ...  $     27,577   $    33,898   $    8,541   $       --  $   9,338
Expenses:
  Mortality and expense risk fees .........................        97,785        54,280       35,615       23,813     10,508
  Administrative fees .....................................         9,906         5,290        2,786        2,262        544
------------------------------------------------------------------------------------------------------------------------------
     Total expenses .......................................       107,691        59,570       38,401       26,075     11,052
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (expense) .........................       (80,114)      (25,672)     (29,860)     (26,075)    (1,714)
------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
  shares:
  Net realized gains (losses) on sales of investments
     in portfolio shares ..................................       614,108       244,249      (91,967)      83,080     69,626
  Net realized short-term capital gain distributions from
     investments in portfolio shares ......................       423,909            --           --       51,272         --
  Net realized long-term capital gain distributions from
     investments in portfolio shares ......................       437,487            --           --      193,006         --
------------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) on investments in portfolio
     shares ...............................................     1,475,504       244,249      (91,967)     327,358     69,626
------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
  investments in portfolio shares .........................       809,896     1,011,813      880,846      205,987    134,364
------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
        operations ........................................  $  2,205,286   $ 1,230,390   $  759,019   $  507,270  $ 202,276
==============================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2013

==============================================================================================================================

                                                                                                                    ALLIANCE
                                                                                THE ALGER PORTFOLIOS               BERNSTEIN
                                                             ----------------------------------------------------  -----------
                                                                                                                     GROWTH
                                                               CAPITAL       LARGE CAP      MID CAP     SMALL CAP     AND
                                                             APPRECIATION     GROWTH        GROWTH        GROWTH     INCOME
------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) .........................  $    (80,114)  $   (25,672)  $  (29,860)  $  (26,075) $   (1,714)
  Net realized gain (loss) on investments in portfolio
     shares ...............................................     1,475,504       244,249      (91,967)     327,358      69,626
  Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares ......................       809,896     1,011,813      880,846      205,987     134,364
------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
        operations ........................................     2,205,286     1,230,390      759,019      507,270     202,276
------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including breakage) .....        84,607        40,965       28,559        9,977       4,138
  Contract redemptions ....................................      (840,762)     (424,081)    (322,117)    (185,761)   (100,090)
  Net transfers ...........................................      (200,867)        5,173      (47,630)      23,008      70,735
------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions ......................      (957,022)     (377,943)    (341,188)    (152,776)    (25,217)
------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ..............     1,248,264       852,447      417,831      354,494     177,059
------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...........................     7,185,368     3,918,007    2,415,938    1,655,315     644,326
------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period ..........................  $  8,433,632   $ 4,770,454   $2,833,769   $2,009,809  $  821,385
==============================================================================================================================

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                                                                                              COLUMBIA FUNDS
                                                                                                 VARIABLE
                           AMERICAN CENTURY VARIABLE PORTFOLIOS                                SERIES TRUST
--------------------------------------------------------------------------------------------  ----------------
                                                      LARGE                                      SELIGMAN
              INCOME &   INFLATION                   COMPANY                                      GLOBAL
  BALANCED     GROWTH    PROTECTION  INTERNATIONAL    VALUE     ULTRA     VALUE      VISTA      TECHNOLOGY
--------------------------------------------------------------------------------------------------------------

$    10,120  $   35,392  $    6,888  $      17,116  $  1,381  $    132  $   50,701  $     --  $           --

     10,117      22,516       6,227         14,998     1,086       919      41,439     1,020          12,519
        282       1,030         247            796        90        37       3,175        98             662
--------------------------------------------------------------------------------------------------------------
     10,399      23,546       6,474         15,794     1,176       956      44,614     1,118          13,181
--------------------------------------------------------------------------------------------------------------
       (279)     11,846         414          1,322       205      (824)      6,087    (1,118)        (13,181)
--------------------------------------------------------------------------------------------------------------

     29,366     138,210      (4,520)        14,590     1,354     4,851      94,164    14,584          28,067

         --          --       1,909             --        --        --          --        --             897

     11,833          --      15,630             --        --        --          --        --           7,540
--------------------------------------------------------------------------------------------------------------
     41,199     138,210      13,019         14,590     1,354     4,851      94,164    14,584          36,504
--------------------------------------------------------------------------------------------------------------

     50,294     310,533     (59,176)       191,129    17,058     6,862     698,119     5,860         162,810
--------------------------------------------------------------------------------------------------------------
$    91,214  $  460,589  $  (45,743) $     207,041  $ 18,617  $ 10,889  $  798,370  $ 19,326  $      186,133
==============================================================================================================

====================================================================================================================================
                                                                                              COLUMBIA FUNDS
                                                                                                 VARIABLE
                            AMERICAN CENTURY VARIABLE PORTFOLIOS                               SERIES TRUST
--------------------------------------------------------------------------------------------  ----------------
                                                      LARGE                                      SELIGMAN
             INCOME &    INFLATION                   COMPANY                                      GLOBAL
  BALANCED    GROWTH     PROTECTION  INTERNATIONAL    VALUE     ULTRA     VALUE      VISTA      TECHNOLOGY
--------------------------------------------------------------------------------------------------------------

$      (279) $   11,846  $      414  $       1,322  $    205  $   (824) $    6,087  $ (1,118) $      (13,181)
     41,199     138,210      13,019         14,590     1,354     4,851      94,164    14,584          36,504

     50,294     310,533     (59,176)       191,129    17,058     6,862     698,119     5,860         162,810
--------------------------------------------------------------------------------------------------------------
     91,214     460,589     (45,743)       207,041    18,617    10,889     798,370    19,326         186,133
--------------------------------------------------------------------------------------------------------------

      6,435      15,208       2,338          9,699        --     1,474      12,172       896          14,350
    (84,652)   (189,354)    (48,417)       (98,440)     (222)   (1,536)   (541,311)   (5,783)       (111,225)
     54,166      41,850    (215,338)       139,987    70,163    (3,302)    152,624   (42,100)        (30,145)
--------------------------------------------------------------------------------------------------------------

    (24,051)   (132,296)   (261,417)        51,246    69,941    (3,364)   (376,515)  (46,987)       (127,020)
--------------------------------------------------------------------------------------------------------------
     67,163     328,293    (307,160)       258,287    88,558     7,525     421,855   (27,661)         59,113
--------------------------------------------------------------------------------------------------------------
    591,586   1,461,981     630,642      1,033,619    47,983    21,602   2,796,505    73,095         854,892
--------------------------------------------------------------------------------------------------------------
$   658,749  $1,790,274  $  323,482  $   1,291,906  $136,541  $ 29,127  $3,218,360  $ 45,434  $      914,005
==============================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2013

====================================================================================================================================
                                                               DIREXION        DREYFUS                                  DREYFUS
                                                              INSURANCE      INVESTMENT                                 VARIABLE
                                                                TRUST        PORTFOLIOS                             INVESTMENT FUND
                                                             ------------   -----------                             ----------------
                                                                               SMALL        DREYFUS
                                                               DYNAMIC          CAP         SOCIALLY     DREYFUS
                                                                VP HY          STOCK      RESPONSIBLE     STOCK       INTERNATIONAL
                                                                 BOND          INDEX        GROWTH        INDEX           VALUE
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio shares ...  $         81   $     2,812   $    22,078  $   255,186     $   16,753
Expenses:
  Mortality and expense risk fees .........................            36         3,440        22,762      179,289         10,136
  Administrative fees .....................................             3           172         2,554       19,208            863
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses .......................................            39         3,612        25,316      198,497         10,999
------------------------------------------------------------------------------------------------------------------------------------
  Net investment income (expense) .........................            42          (800)       (3,238)      56,689          5,754
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
  shares:
  Net realized gains (losses) on sales of investments
     in portfolio shares ..................................           (58)       26,173        66,918      536,213        (24,207)
  Net realized short-term capital gain distributions from
     investments in portfolio shares ......................            --           809            --       27,430             --
  Net realized long-term capital gain distributions from
     investments in portfolio shares ......................            --         2,649            --      125,348             --
------------------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) on investments in portfolio
     shares ...............................................           (58)       29,631        66,918      688,991        (24,207)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
  investments in portfolio shares .........................            96        54,479       431,271    2,951,441        169,150
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
        operations ........................................  $         80   $    83,310   $   494,951  $ 3,697,121     $  150,697
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2013

====================================================================================================================================
                                                              DIREXION        DREYFUS                                   DREYFUS
                                                              INSURANCE     INVESTMENT                                  VARIABLE
                                                                TRUST       PORTFOLIOS                              INVESTMENT FUND
                                                             ------------   -----------                             ----------------
                                                                               SMALL        DREYFUS
                                                               DYNAMIC          CAP        SOCIALLY      DREYFUS
                                                                VP HY          STOCK      RESPONSIBLE     STOCK       INTERNATIONAL
                                                                BOND           INDEX        GROWTH        INDEX           VALUE
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) .........................  $         42   $      (800)  $    (3,238) $    56,689     $    5,754
  Net realized gain (loss) on investments in portfolio
     shares ...............................................           (58)       29,631        66,918      688,991        (24,207)
  Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares ......................            96        54,479       431,271    2,951,441        169,150
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
        operations ........................................            80        83,310       494,951    3,697,121        150,697
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including breakage) .....            (1)           78        22,590      147,744          5,775
  Contract redemptions ....................................          (839)      (26,399)     (137,533)  (1,668,205)      (161,312)
  Net transfers ...........................................            --        52,530        43,237     (517,963)       (13,901)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
        contract owners' transactions .....................          (840)       26,209       (71,706)  (2,038,424)      (169,438)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ..............          (760)      109,519       423,245    1,658,697        (18,741)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...........................         3,639       216,830     1,551,030   13,204,121        775,133
------------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period ..........................  $      2,879   $   326,349    $1,974,275  $14,862,818     $  756,392
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
      FEDERATED INSURANCE SERIES                                GUGGENHEIM VARIABLE INSURANCE FUNDS
---------------------------------------  ------------------------------------------------------------------------------------
  HIGH                                     ALL-ASSET      ALL-ASSET       ALL-ASSET        CLS         CLS
 INCOME                      MANAGED      AGGRESSIVE    CONSERVATIVE      MODERATE     ADVISORONE   ADVISORONE   LONG SHORT
 BOND II     KAUFMANN II  VOLATILITY II  STRATEGY (a)*  STRATEGY (a)*   STRATEGY (a)*    AMERIGO     CLERMONT    EQUITY (b)*
-----------------------------------------------------------------------------------------------------------------------------

$    97,089  $        --  $      20,985  $          --  $          --   $          --  $      183  $     8,888   $         2

     19,475        1,833         12,024            705            104           3,303      19,105        7,883         1,150
        846          183            657             84             12             126       1,241          726            40
-----------------------------------------------------------------------------------------------------------------------------
     20,321        2,016         12,681            789            116           3,429      20,346        8,609         1,190
-----------------------------------------------------------------------------------------------------------------------------
     76,768       (2,016)         8,304           (789)          (116)         (3,429)    (20,163)         279        (1,188)
-----------------------------------------------------------------------------------------------------------------------------

     47,114       19,200         32,782         18,708          1,345          41,123      40,953        8,976           219

         --           --             --             --             --              --          --           --            --

         --       11,190             --             --             --              --          --       13,449            --
-----------------------------------------------------------------------------------------------------------------------------
     47,114       30,390         32,782         18,708          1,345          41,123      40,953       22,425           219
-----------------------------------------------------------------------------------------------------------------------------

    (50,474)      15,625        101,340         (8,498)          (571)        (16,672)    220,063       22,607        13,218
-----------------------------------------------------------------------------------------------------------------------------
$    73,408  $    43,999  $     142,426  $       9,421  $         658   $      21,022  $  240,853  $    45,311   $    12,249
=============================================================================================================================

====================================================================================================================================
      FEDERATED INSURANCE SERIES                                GUGGENHEIM VARIABLE INSURANCE FUNDS
---------------------------------------  ------------------------------------------------------------------------------------
  HIGH                                     ALL-ASSET      ALL-ASSET       ALL-ASSET       CLS           CLS
 INCOME                      MANAGED      AGGRESSIVE    CONSERVATIVE      MODERATE     ADVISORONE   ADVISORONE   LONG SHORT
 BOND II     KAUFMANN II  VOLATILITY II  STRATEGY (a)*  STRATEGY (a)*   STRATEGY (a)*   AMERIGO      CLERMONT    EQUITY (b)*
-----------------------------------------------------------------------------------------------------------------------------

$    76,768  $    (2,016) $       8,304  $        (789) $        (116)  $      (3,429) $  (20,163) $       279   $    (1,188)
     47,114       30,390         32,782         18,708          1,345          41,123      40,953       22,425           219

    (50,474)      15,625        101,340         (8,498)          (571)        (16,672)    220,063       22,607        13,218
-----------------------------------------------------------------------------------------------------------------------------
     73,408       43,999        142,426          9,421            658          21,022     240,853       45,311        12,249
-----------------------------------------------------------------------------------------------------------------------------

      3,262          356          4,650          7,833             --           7,250      23,120       14,135         1,793
   (121,597)     (24,447)      (104,387)            --        (14,917)           (317)    (98,376)     (42,063)       (8,092)
    (90,067)      (8,423)       159,866        (94,078)            --        (300,344)    (23,506)      98,422           872
-----------------------------------------------------------------------------------------------------------------------------

   (208,402)     (32,514)        60,129        (86,245)       (14,917)       (293,411)    (98,762)      70,494        (5,427)
-----------------------------------------------------------------------------------------------------------------------------
   (134,994)      11,485        202,555        (76,824)       (14,259)       (272,389)    142,091      115,805         6,822
-----------------------------------------------------------------------------------------------------------------------------
  1,414,578      112,431        701,510         76,824         14,259         272,389   1,178,027      486,795        80,011
-----------------------------------------------------------------------------------------------------------------------------
$ 1,279,584  $   123,916  $     904,065  $          --  $          --   $          --  $1,320,118  $   602,600   $    86,833
=============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2013

===================================================================================================================================
                                                                          GUGGENHEIM VARIABLE INSURANCE FUNDS (CONTINUED)
                                                             ----------------------------------------------------------------------
                                                                MULTI-                      RYDEX                        RYDEX
                                                                HEDGE          RYDEX        BASIC         RYDEX       COMMODITIES
                                                              STRATEGIES      BANKING     MATERIALS   BIOTECHNOLOGY     STRATEGY
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio shares ...  $         --   $      372   $    2,295   $          --   $        --
Expenses:
  Mortality and expense risk fees .........................            83        1,429        3,386          20,311         1,127
  Administrative fees .....................................             6           40          113           1,085            69
-----------------------------------------------------------------------------------------------------------------------------------
     Total expenses .......................................            89        1,469        3,499          21,396         1,196
-----------------------------------------------------------------------------------------------------------------------------------
  Net investment income (expense) .........................           (89)      (1,097)      (1,204)        (21,396)       (1,196)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
  shares:
  Net realized gains (losses) on sales of investments
     in portfolio shares ..................................            10       45,398      (30,758)        336,467        (6,916)
  Net realized short-term capital gain distributions from
     investments in portfolio shares ......................            --        4,823          105              --            --
  Net realized long-term capital gain distributions from
     investments in portfolio shares ......................            --           --       16,257              --            --
-----------------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) on investments in portfolio
     shares ...............................................            10       50,221      (14,396)        336,467        (6,916)
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
  investments in portfolio shares .........................            87      (16,689)       7,444         210,834         4,134
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
        operations ........................................  $          8   $   32,435   $   (8,156)  $     525,905   $    (3,978)
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2013

===================================================================================================================================
                                                                          GUGGENHEIM VARIABLE INSURANCE FUNDS (CONTINUED)
                                                             ----------------------------------------------------------------------
                                                                MULTI-                      RYDEX                        RYDEX
                                                                HEDGE          RYDEX        BASIC         RYDEX       COMMODITIES
                                                              STRATEGIES      BANKING     MATERIALS   BIOTECHNOLOGY     STRATEGY
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) .........................  $        (89)  $   (1,097)  $   (1,204)  $     (21,396)  $    (1,196)
  Net realized gain (loss) on investments in portfolio
     shares ...............................................            10       50,221      (14,396)        336,467        (6,916)
  Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares ......................            87      (16,689)       7,444         210,834         4,134
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
        operations ........................................             8       32,435       (8,156)        525,905        (3,978)
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including breakage) .....             1        1,440        4,547          25,875           297
  Contract redemptions ....................................           (22)     (10,267)     (39,287)       (110,540)      (18,469)
  Net transfers ...........................................            11     (390,263)      59,999        (189,891)        5,492
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions ......................           (10)    (399,090)      25,259        (274,556)      (12,680)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ..............            (2)    (366,655)      17,103         251,349       (16,658)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...........................         5,901      399,551      177,157       1,170,424        94,421
-----------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period ..........................  $      5,899   $   32,896   $  194,260   $   1,421,773   $    77,763
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                              GUGGENHEIM VARIABLE INSURANCE FUNDS (CONTINUED)
-------------------------------------------------------------------------------------------------------------
                                                                                        RYDEX
   RYDEX     RYDEX                                RYDEX       RYDEX        RYDEX      GOVERNMENT     RYDEX
 CONSUMER    DOW 2X        RYDEX       RYDEX      ENERGY   EUROPE 1.25X  FINANCIAL    LONG BOND      HEALTH
 PRODUCTS   STRATEGY   ELECTRONICS    ENERGY     SERVICES    STRATEGY     SERVICES  1.2X STRATEGY     CARE
-------------------------------------------------------------------------------------------------------------

$  12,080  $       --  $       163  $    2,181  $      --  $        607  $   3,040  $       5,029  $   1,298
    8,795      22,765          448      14,823     14,154         3,075      7,985          8,037     17,308
      270         400           38         807        600           217        188            601        387
-------------------------------------------------------------------------------------------------------------
    9,065      23,165          486      15,630     14,754         3,292      8,173          8,638     17,695
-------------------------------------------------------------------------------------------------------------
    3,015     (23,165)        (323)    (13,449)   (14,754)       (2,685)    (5,133)        (3,609)   (16,397)
-------------------------------------------------------------------------------------------------------------

  127,590     421,937          246      (8,648)   (22,730)       41,022     51,872       (289,475)   168,796

       --          --           --          --         --            --         --         27,161         --

       --          --           --      15,512     36,750            --         --          1,430         --
-------------------------------------------------------------------------------------------------------------
  127,590     421,937          246       6,864     14,020        41,022     51,872       (260,884)   168,796
-------------------------------------------------------------------------------------------------------------
   10,628     135,045        9,937     205,557    167,130        (3,031)    43,645        140,341    164,507
-------------------------------------------------------------------------------------------------------------
$ 141,233  $  533,817  $     9,860  $  198,972  $ 166,396  $     35,306  $  90,384  $    (124,152) $ 316,906
=============================================================================================================

====================================================================================================================================
                              GUGGENHEIM VARIABLE INSURANCE FUNDS (CONTINUED)
-------------------------------------------------------------------------------------------------------------
                                                                                        RYDEX
   RYDEX     RYDEX                                RYDEX       RYDEX        RYDEX      GOVERNMENT     RYDEX
 CONSUMER    DOW 2X        RYDEX       RYDEX      ENERGY   EUROPE 1.25X  FINANCIAL    LONG BOND      HEALTH
 PRODUCTS   STRATEGY   ELECTRONICS    ENERGY     SERVICES    STRATEGY     SERVICES  1.2X STRATEGY     CARE
-------------------------------------------------------------------------------------------------------------

$   3,015  $  (23,165) $      (323) $  (13,449) $ (14,754) $     (2,685) $   (5,133)   $  (3,609)  $ (16,397)
  127,590     421,937          246       6,864     14,020        41,022      51,872     (260,884)    168,796

   10,628     135,045        9,937     205,557    167,130        (3,031)     43,645      140,341     164,507
-------------------------------------------------------------------------------------------------------------
  141,233     533,817        9,860     198,972    166,396        35,306      90,384     (124,152)    316,906
-------------------------------------------------------------------------------------------------------------

      241       4,142           (1)     13,521     14,374             1         681           (1)        452
  (63,073)   (154,839)      (2,075)    (52,866)  (101,374)     (184,574)    (44,948)     (97,643)   (105,349)
  101,728    (513,814)      40,501     (15,903)   248,480       326,233     402,384     (328,666)    133,841
-------------------------------------------------------------------------------------------------------------

   38,896    (664,511)      38,425     (55,248)   161,480       141,660     358,117     (426,310)     28,944
-------------------------------------------------------------------------------------------------------------
  180,129    (130,694)      48,285     143,724    327,876       176,966     448,501     (550,462)    345,850
-------------------------------------------------------------------------------------------------------------
  653,762   1,127,654       22,325     928,354    585,511       279,644     128,895      842,309     421,110
-------------------------------------------------------------------------------------------------------------
$ 833,891  $  996,960  $    70,610  $1,072,078  $ 913,387  $    456,610  $  577,396    $ 291,847   $ 766,960
=============================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2013

====================================================================================================================================
                                                                             GUGGENHEIM VARIABLE INSURANCE FUNDS (CONTINUED)
                                                                    --------------------------------------------------------------
                                                                                   RYDEX     RYDEX INVERSE   RYDEX       RYDEX
                                                                                  INVERSE     GOVERNMENT    INVERSE     INVERSE
                                                                       RYDEX      DOW 2X       LONG BOND    MID-CAP  NASDAQ-100(R)
                                                                      INTERNET   STRATEGY      STRATEGY    STRATEGY    STRATEGY
----------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio shares ..........   $      --  $        --  $         --  $     --  $          --
Expenses:
  Mortality and expense risk fees ................................       1,377        4,599         1,062        51          1,516
  Administrative fees ............................................          42          491            67         5            171
-----------------------------------------------------------------------------------------------------------------------------------
     Total expenses ..............................................       1,419        5,090         1,129        56          1,687
-----------------------------------------------------------------------------------------------------------------------------------
  Net investment income (expense) ................................      (1,419)      (5,090)       (1,129)      (56)        (1,687)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
  Net realized gains (losses) on sales of investments
     in portfolio shares .........................................       6,205     (165,921)        (854)      (721)       (27,034)
  Net realized short-term capital gain distributions from
     investments in portfolio shares .............................          --           --            --        --             --
  Net realized long-term capital gain distributions from
     investments in portfolio shares .............................       1,494           --            --        --             --
-----------------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) on investments in portfolio shares ....       7,699     (165,921)         (854)     (721)       (27,034)
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
  investments in portfolio shares ................................      34,488      (69,137)        9,270      (472)       (15,306)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations .......   $  40,768  $  (240,148)  $     7,287  $ (1,249) $     (44,027)
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2013

====================================================================================================================================
                                                                              GUGGENHEIM VARIABLE INSURANCE FUNDS (CONTINUED)
                                                                    ----------------------------------------------------------------
                                                                                     RYDEX     RYDEX INVERSE   RYDEX       RYDEX
                                                                                    INVERSE     GOVERNMENT    INVERSE     INVERSE
                                                                         RYDEX      DOW 2X       LONG BOND    MID-CAP  NASDAQ-100(R)
                                                                        INTERNET   STRATEGY      STRATEGY    STRATEGY     STRATEGY
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) ..................................  $   (1,419) $    (5,090) $    (1,129)  $   (56)  $     (1,687)
  Net realized gain (loss) on investments in portfolio shares ......       7,699     (165,921)        (854)     (721)       (27,034)
  Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares ...............................      34,488      (69,137)       9,270      (472)       (15,306)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations .........      40,768     (240,148)       7,287    (1,249)       (44,027)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including breakage) ..............          (3)       2,640          120       219          2,492
  Contract redemptions .............................................     (15,036)     (63,707)      (1,996)      (14)       (87,139)
  Net transfers ....................................................      16,881      194,554       27,614       352          7,775
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions ...............................       1,842      133,487       25,738       557        (76,872)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets .......................      42,610     (106,661)      33,025      (692)      (120,899)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ....................................     105,211      327,695       62,896     3,088        199,869
------------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period ...................................  $  147,821  $   221,034  $    95,921   $ 2,396   $     78,970
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                                                  GUGGENHEIM VARIABLE INSURANCE FUNDS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
RYDEX INVERSE      RYDEX
   RUSSELL        INVERSE       RYDEX                      RYDEX                        RYDEX                      RYDEX
   2000(R)        S&P 500      JAPAN 2X      RYDEX     MID CAP 1.5X      RYDEX      NASDAQ-100(R)    RYDEX       PRECIOUS
   STRATEGY      STRATEGY      STRATEGY     LEISURE     STRATEGY     NASDAQ-100(R)   2X STRATEGY      NOVA        METALS
----------------------------------------------------------------------------------------------------------------------------

$          --   $        --   $       --   $   2,030   $         --   $        --   $        --      $  1,425    $    8,655

          216         4,809        4,480       1,598          8,032        28,506        15,267        17,108        13,273
           19           147          181          20            460         2,863           678         1,539           807
----------------------------------------------------------------------------------------------------------------------------
          235         4,956        4,661       1,618          8,492        31,369        15,945        18,647        14,080
----------------------------------------------------------------------------------------------------------------------------
         (235)       (4,956)      (4,661)        412         (8,492)      (31,369)      (15,945)      (17,222)       (5,425)
----------------------------------------------------------------------------------------------------------------------------

      (12,352)      (30,470)      (4,173)      5,872        118,029       202,422       235,079       176,936      (431,649)

           --            --           --          --             --            --       110,818            --            --

           --            --           --          --             --            --        16,239            --            --
----------------------------------------------------------------------------------------------------------------------------
      (12,352)      (30,470)      (4,173)      5,872        118,029       202,422       362,136       176,936      (431,649)
----------------------------------------------------------------------------------------------------------------------------

          964       (64,832)      20,483      24,190        104,096       461,631       132,244       358,872      (210,015)
----------------------------------------------------------------------------------------------------------------------------
$     (11,623)  $  (100,258)  $   11,649   $  30,474   $    213,633   $   632,684   $   478,435      $518,586    $ (647,089)
============================================================================================================================

====================================================================================================================================
                                                GUGGENHEIM VARIABLE INSURANCE FUNDS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
RYDEX INVERSE      RYDEX
   RUSSELL        INVERSE       RYDEX                     RYDEX                        RYDEX                      RYDEX
   2000(R)        S&P 500      JAPAN 2X      RYDEX     MID CAP 1.5X      RYDEX     NASDAQ-100(R)     RYDEX       PRECIOUS
  STRATEGY       STRATEGY      STRATEGY     LEISURE      STRATEGY    NASDAQ-100(R)  2X STRATEGY      NOVA         METALS
----------------------------------------------------------------------------------------------------------------------------

$        (235)  $    (4,956)  $   (4,661)  $     412   $     (8,492)  $   (31,369)  $   (15,945)  $   (17,222)  $    (5,425)
      (12,352)      (30,470)      (4,173)      5,872        118,029       202,422       362,136       176,936      (431,649)

          964       (64,832)      20,483      24,190        104,096       461,631       132,244       358,872      (210,015)
----------------------------------------------------------------------------------------------------------------------------
      (11,623)     (100,258)      11,649      30,474        213,633       632,684       478,435       518,586      (647,089)
----------------------------------------------------------------------------------------------------------------------------

          121           169          519          (9)         3,183         9,799         1,859         3,782        16,004
       (2,382)      (36,497)     (21,395)     (6,450)       (51,157)     (377,019)     (167,813)     (111,914)      (78,909)
      (34,983)      375,391      119,684     273,944       (273,539)       48,494        29,414        13,438      (334,708)
----------------------------------------------------------------------------------------------------------------------------

      (37,244)      339,063       98,808     267,485       (321,513)     (318,726)     (136,540)      (94,694)     (397,613)
----------------------------------------------------------------------------------------------------------------------------
      (48,867)      238,805      110,457     297,959       (107,880)      313,958       341,895       423,892    (1,044,702)
----------------------------------------------------------------------------------------------------------------------------
       52,769       225,384      108,256      15,953        911,713     2,183,974       897,903     1,142,804     1,691,136
----------------------------------------------------------------------------------------------------------------------------
$       3,902   $   464,189   $  218,713   $ 313,912   $    803,833   $ 2,497,932   $ 1,239,798   $ 1,566,696   $   646,434
============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2013

====================================================================================================================================
                                                                             GUGGENHEIM VARIABLE INSURANCE FUNDS (CONTINUED)
                                                                       -------------------------------------------------------------
                                                                                                RYDEX        RYDEX
                                                                         RYDEX                 RUSSELL      RUSSELL       RYDEX
                                                                         REAL       RYDEX    2000(R) 1.5X 2000(R) 2X    S&P 500 2X
                                                                        ESTATE    RETAILING    STRATEGY    STRATEGY      STRATEGY
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio shares .............  $   2,743  $      10  $       --   $       --    $       --
Expenses:
  Mortality and expense risk fees ...................................      1,918      1,010       4,183        4,110        11,079
  Administrative fees ...............................................        121         46         263          183           377
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses .................................................      2,039      1,056       4,446        4,293        11,456
------------------------------------------------------------------------------------------------------------------------------------
  Net investment income (expense) ...................................        704     (1,046)     (4,446)      (4,293)      (11,456)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
  Net realized gains (losses) on sales of investments
     in portfolio shares ............................................     14,944      3,917      45,415       72,681       194,553
  Net realized short-term capital gain distributions from
     investments in portfolio shares ................................         --      1,794          --           --            --
  Net realized long-term capital gain distributions from
     investments in portfolio shares.................................         --      5,285          --           --            --
------------------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) on investments in portfolio shares .......     14,944     10,996      45,415       72,681       194,553
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
  investments in portfolio shares ...................................     (7,778)     9,691      54,244       71,015       156,393
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ..........  $   7,870  $  19,641  $   95,213   $  139,403    $  339,490
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2013

====================================================================================================================================
                                                                             GUGGENHEIM VARIABLE INSURANCE FUNDS (CONTINUED)
                                                                       -------------------------------------------------------------
                                                                                                  RYDEX       RYDEX
                                                                         RYDEX                   RUSSELL     RUSSELL       RYDEX
                                                                         REAL       RYDEX     2000(R) 1.5X 2000(R) 2X   S&P 500 2X
                                                                        ESTATE    RETAILING     STRATEGY    STRATEGY     STRATEGY
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) ...................................  $     704   $  (1,046)  $   (4,446)  $  (4,293)  $   (11,456)
  Net realized gain (loss) on investments in portfolio shares .......     14,944      10,996       45,415      72,681       194,553
  Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares ................................     (7,778)      9,691       54,244      71,015       156,393
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ..........      7,870      19,641       95,213     139,403       339,490
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including breakage) ...............        150          (1)       1,397       1,336         3,345
  Contract redemptions ..............................................    (23,027)     (2,739)     (14,462)     (8,757)      (80,216)
  Net transfers .....................................................    (37,853)     40,597       67,913     216,964       (39,309)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions ................................    (60,730)     37,857       54,848     209,543      (116,180)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ........................    (52,860)     57,498      150,061     348,946       223,310
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .....................................    145,001      61,537      141,780     115,392       550,236
------------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period ....................................  $  92,141   $ 119,035   $  291,841   $ 464,338   $   773,546
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                                     GUGGENHEIM VARIABLE INSURANCE FUNDS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
   RYDEX        RYDEX       RYDEX S&P    RYDEX S&P    RYDEX S&P    RYDEX S&P      RYDEX
  S&P 500      S&P 500       MIDCAP        MIDCAP      SMALLCAP     SMALLCAP  STRENGTHENING
    PURE        PURE        400 PURE      400 PURE     600 PURE     600 PURE    DOLLAR 2X       RYDEX       RYDEX TELE-
   GROWTH       VALUE        GROWTH        VALUE        GROWTH       VALUE       STRATEGY     TECHNOLOGY   COMMUNICATIONS
--------------------------------------------------------------------------------------------------------------------------

$        --  $       --   $         --  $       224   $       --   $   1,566  $          --   $        --  $          836

     21,689      26,706          4,204       10,371       10,854       8,328             46         4,509           1,309
        479         694            268          303          169         337              6            84              15
--------------------------------------------------------------------------------------------------------------------------
     22,168      27,400          4,472       10,674       11,023       8,665             52         4,593           1,324
--------------------------------------------------------------------------------------------------------------------------
    (22,168)    (27,400)        (4,472)     (10,450)     (11,023)     (7,099)           (52)       (4,593)           (488)
--------------------------------------------------------------------------------------------------------------------------

    199,004     166,086         24,820       76,377       94,027     121,434           (214)       15,695           6,071

         --          --          1,892           --           --          --             --            --              --

         --          --         23,227           --       52,645          --             --            --              --
--------------------------------------------------------------------------------------------------------------------------
    199,004     166,086         49,939       76,377      146,672     121,434           (214)       15,695           6,071
--------------------------------------------------------------------------------------------------------------------------

    239,362     398,730         34,589       49,558       48,412      85,600             48        69,965           4,294
--------------------------------------------------------------------------------------------------------------------------
$   416,198 $   537,416   $     80,056  $   115,485   $  184,061   $ 199,935  $        (218)  $    81,067  $        9,877
==========================================================================================================================


====================================================================================================================================
                                     GUGGENHEIM VARIABLE INSURANCE FUNDS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
   RYDEX        RYDEX       RYDEX S&P    RYDEX S&P    RYDEX S&P    RYDEX S&P      RYDEX
  S&P 500 2X   S&P 500       MIDCAP        MIDCAP      SMALLCAP     SMALLCAP  STRENGTHENING
    PURE        PURE        400 PURE      400 PURE     600 PURE     600 PURE    DOLLAR 2X       RYDEX       RYDEX TELE-
   GROWTH       VALUE        GROWTH        VALUE        GROWTH       VALUE       STRATEGY     TECHNOLOGY   COMMUNICATIONS
--------------------------------------------------------------------------------------------------------------------------

$   (22,168) $  (27,400)  $   (4,472)  $  (10,450)  $    (11,023)  $  (7,099)  $        (52)  $    (4,593)  $        (488)
    199,004     166,086       49,939       76,377        146,672     121,434           (214)       15,695           6,071

    239,362     398,730       34,589       49,558         48,412      85,600             48        69,965           4,294
--------------------------------------------------------------------------------------------------------------------------
    416,198     537,416       80,056      115,485        184,061     199,935           (218)       81,067           9,877
--------------------------------------------------------------------------------------------------------------------------

        940       3,241        2,494          807          1,431       2,290            120             1              --
    (71,733)    (87,539)      (9,563)     (39,660)       (36,056)    (70,537)            --       (22,965)        (25,975)
  2,237,679   1,500,185      101,535      (81,294)       753,648    (152,762)         3,188       512,296         (27,971)
--------------------------------------------------------------------------------------------------------------------------

  2,166,886   1,415,887       94,466     (120,147)       719,023    (221,009)         3,308       489,332         (53,946)
--------------------------------------------------------------------------------------------------------------------------
  2,583,084   1,953,303      174,522       (4,662)       903,084     (21,074)         3,090       570,399         (44,069)
--------------------------------------------------------------------------------------------------------------------------
    332,607     728,935      179,014      290,574        238,569     466,731          2,458        66,557          88,259
--------------------------------------------------------------------------------------------------------------------------
$ 2,915,691  $2,682,238   $  353,536   $  285,912   $  1,141,653   $ 445,657   $      5,548   $   636,956   $      44,190
==========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2013

====================================================================================================================================
                                                                                                                         INVESCO
                                                                                                                         VARIABLE
                                                                GUGGENHEIM VARIABLE INSURANCE FUNDS (CONTINUED)      INSURANCE FUNDS
                                                             ------------------------------------------------------  ---------------
                                                                                RYDEX U.S.                 RYDEX
                                                                                GOVERNMENT               WEAKENING
                                                                     RYDEX        MONEY       RYDEX       DOLLAR          CORE
                                                                TRANSPORTATION    MARKET    UTILITIES   2X STRATEGY      EQUITY
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio shares ....    $         --   $        1  $    15,218  $        --  $       10,301
Expenses:
  Mortality and expense risk fees ..........................           4,581       56,030       12,128          390           9,902
  Administrative fees ......................................              56        4,173          290           24             801
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses ........................................           4,637       60,203       12,418          414          10,703
------------------------------------------------------------------------------------------------------------------------------------
  Net investment income (expense) ..........................          (4,637)     (60,202)       2,800         (414)           (402)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
  portfolio shares:
  Net realized gains (losses) on sales of investments
     in portfolio shares ...................................          21,829           --      121,953       (1,369)         27,466
  Net realized short-term capital gain distributions
     from investments in portfolio shares ..................              --           27           --           --              --
  Net realized long-term capital gain distributions from
     investments in portfolio shares .......................              --           --           --           --              --
------------------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) on investments in portfolio
     shares ................................................          21,829           27      121,953       (1,369)         27,466
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
  investments in portfolio shares ..........................          86,059           --        3,176          615         156,283
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
         operations.........................................    $    103,251   $  (60,175) $   127,929  $    (1,168)   $    183,347
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2013

====================================================================================================================================
                                                                                                                          INVESCO
                                                                                                                          VARIABLE
                                                                 GUGGENHEIM VARIABLE INSURANCE FUNDS (CONTINUED)     INSURANCE FUNDS
                                                             ------------------------------------------------------- ---------------
                                                                                RYDEX U.S.                 RYDEX
                                                                                GOVERNMENT               WEAKENING
                                                                     RYDEX        MONEY       RYDEX       DOLLAR         CORE
                                                                TRANSPORTATION    MARKET    UTILITIES   2X STRATEGY     EQUITY
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) ..........................    $       (4,637)  $  (60,202) $     2,800  $    (414) $        (402)
  Net realized gain (loss) on investments in portfolio
    shares .................................................            21,829           27      121,953     (1,369)        27,466
  Net change in unrealized appreciation (depreciation) of
    investments in portfolio shares ........................            86,059           --        3,176        615        156,283
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      operations ...........................................           103,251      (60,175)     127,929     (1,168)       183,347
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including breakage) ......                81          347          355        667          3,251
  Contract redemptions .....................................           (56,519)  (1,634,496)    (150,686)    (2,755)      (123,468)
  Net transfers ............................................           483,818     (259,268)    (794,396)       (39)        28,110
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      contract owners' transactions ........................           427,380   (1,893,417)    (944,727)    (2,127)       (92,107)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ................           530,631   (1,953,592)    (816,798)    (3,295)        91,240
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ............................             2,131    5,120,082    1,168,723     29,394        716,822
------------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period ............................    $      532,762   $3,166,490  $   351,925  $  26,099  $     808,062
------------------------------------------------------------------------------------------------------------------------------------

*See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

=================================================================================================================================
                                                                                                                     JANUS ASPEN
                                                                                                                        SERIES-
                                            INVESCO VARIABLE INSURANCE FUNDS (CONTINUED)                            INSTITUTIONAL
------------------------------------------------------------------------------------------------------------------  --------------
                 GLOBAL        GLOBAL                       MID
 DIVERSIFIED     HEALTH         REAL            HIGH      CAP CORE       MONEY                       VALUE
  DIVIDEND        CARE         ESTATE          YIELD       EQUITY        MARKET    TECHNOLOGY   OPPORTUNITIES (c)*      BALANCED
---------------------------------------------------------------------------------------------------------------------------------

$     3,530   $    4,917   $    26,753   $    57,078    $   1,329   $      3,744   $       --   $         3,020     $      12,375

      4,992       11,788        10,238        59,550        3,449        163,139        2,341             3,741            10,845
        133          370           584           576          177          7,431          146               122             1,005
---------------------------------------------------------------------------------------------------------------------------------
      5,125       12,158        10,822        60,126        3,626        170,570        2,487             3,863            11,850
---------------------------------------------------------------------------------------------------------------------------------
     (1,595)      (7,241)       15,931        (3,048)      (2,297)      (166,826)      (2,487)             (843)              525
---------------------------------------------------------------------------------------------------------------------------------

     54,486      133,222         7,499       995,727        5,466             --          501            34,485            12,730

         --           --            --            --        3,229             --           --                --             5,865

         --           --            --            --       15,251             --       14,081                --            38,801
---------------------------------------------------------------------------------------------------------------------------------
     54,486      133,222         7,499       995,727       23,946             --       14,582            34,485            57,396
---------------------------------------------------------------------------------------------------------------------------------

     15,692      124,560       (13,697)     (779,862)      38,894             --       24,228            37,393            77,528
---------------------------------------------------------------------------------------------------------------------------------
$    68,583   $  250,541   $     9,733   $   212,817    $  60,543   $   (166,826)  $   36,323   $        71,035     $     135,449
=================================================================================================================================

=================================================================================================================================
                                                                                                                    JANUS ASPEN
                                                                                                                        SERIES-
                                            INVESCO VARIABLE INSURANCE FUNDS (CONTINUED)                            INSTITUTIONAL
------------------------------------------------------------------------------------------------------------------  --------------
                 GLOBAL        GLOBAL                       MID
 DIVERSIFIED     HEALTH         REAL            HIGH      CAP CORE       MONEY                       VALUE
  DIVIDEND        CARE         ESTATE          YIELD       EQUITY        MARKET    TECHNOLOGY   OPPORTUNITIES (c)*      BALANCED
---------------------------------------------------------------------------------------------------------------------------------

$    (1,595)  $   (7,241)  $    15,931   $    (3,048)   $  (2,297)  $   (166,826)  $   (2,487)   $         (843)    $        525
     54,486      133,222         7,499       995,727       23,946             --       14,582            34,485           57,396

     15,692      124,560       (13,697)     (779,862)      38,894             --       24,228            37,393           77,528
---------------------------------------------------------------------------------------------------------------------------------
     68,583      250,541         9,733       212,817       60,543       (166,826)      36,323            71,035          135,449
---------------------------------------------------------------------------------------------------------------------------------

      1,602        2,869         5,334         6,542        2,075        269,393        2,101             2,168           19,502
    (17,462)     (99,660)      (80,775)     (565,894)     (10,903)    (2,694,050)      (8,141)          (61,856)         (26,001)
     26,097     (334,412)       14,535    (5,959,081)       4,996      1,314,688        8,321           (30,886)          87,769
---------------------------------------------------------------------------------------------------------------------------------

     10,237     (431,203)      (60,906)   (6,518,433)      (3,832)    (1,109,969)       2,281           (90,574)          81,270
---------------------------------------------------------------------------------------------------------------------------------
     78,820     (180,662)      (51,173)   (6,305,616)      56,711     (1,276,795)      38,604           (19,539)         216,719
---------------------------------------------------------------------------------------------------------------------------------
    209,903      818,845       741,851     8,722,199      229,261      9,517,225      160,135           283,367          694,265
---------------------------------------------------------------------------------------------------------------------------------
$   288,723   $  638,183   $   690,678   $ 2,416,583    $ 285,972   $  8,240,430   $  198,739    $      263,828     $    910,984
=================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2013

====================================================================================================================================
                                                                             JANUS ASPEN SERIES - INSTITUTIONAL (CONTINUED)
                                                                  ------------------------------------------------------------------
                                                                                               GLOBAL
                                                                  ENTERPRISE      FORTY     RESEARCH (d)*    JANUS      OVERSEAS
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio shares ......... $    40,019   $  1,410    $   100,018    $    69,699    $  52,852
Expenses:
  Mortality and expense risk fees ...............................     100,542      2,548        104,650        112,359       25,284
  Administrative fees ...........................................      11,055        269         11,706         12,471        1,151
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses .............................................     111,597      2,817        116,356        124,830       26,435
------------------------------------------------------------------------------------------------------------------------------------
  Net investment income (expense) ...............................     (71,578)    (1,407)       (16,338)       (55,131)      26,417
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
  Net realized gains (losses) on sales of investments
     in portfolio shares ........................................     288,844      8,870         10,720        170,299      (44,507)
  Net realized short-term capital gain distributions from
     investments in portfolio shares ............................          --         --             --             --           --
  Net realized long-term capital gain distributions from
     investments in portfolio shares ............................          --         --             --             --           --
------------------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) on investments in portfolio shares ...     288,844      8,870         10,720        170,299      (44,507)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
  investments in portfolio share ................................   1,887,588     44,699      1,953,331      2,121,504      187,410
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ...... $ 2,104,854   $ 52,162    $ 1,947,713    $ 2,236,672    $ 169,320
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2013

====================================================================================================================================
                                                                              JANUS ASPEN SERIES - INSTITUTIONAL (CONTINUED)
                                                                  ------------------------------------------------------------------
                                                                                               GLOBAL
                                                                   ENTERPRISE     FORTY      RESEARCH (d)*    JANUS       OVERSEAS
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) ..............................  $   (71,578) $  (1,407)   $   (16,338)   $   (55,131) $    26,417
  Net realized gain (loss) on investments in portfolio shares...      288,844      8,870         10,720        170,299      (44,507)
  Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares ...........................    1,887,588     44,699      1,953,331      2,121,504      187,410
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations .....    2,104,854     52,162      1,947,713      2,236,672      169,320
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including breakage) ..........       70,629      6,943         96,475        137,879       25,114
  Contract redemptions .........................................     (908,875)   (10,035)      (905,510)      (816,423)    (218,544)
  Net transfers ................................................     (135,528)   (25,242)       (30,029)       (55,815)     499,723
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions ...........................     (973,774)   (28,334)      (839,064)      (734,359)     306,293
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ...................    1,131,080     23,828      1,108,649      1,502,313      475,613
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ................................    7,241,181    196,034      7,692,301      8,211,945    1,401,697
------------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period ...............................  $ 8,372,261  $ 219,862    $ 8,800,950    $ 9,714,258  $ 1,877,310
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
JANUS ASPEN
   SERIES -
INSTITUTIONAL                                                                                 LEGG MASON PARTNERS
(CONTINUED)                   LAZARD RETIREMENT SERIES                                       VARIABLE EQUITY TRUST
-------------- -------------------------------------------------------     ---------------------------------------------------------
                                                  US
    PERKINS     EMERGING                      SMALL-MID         US         CLEARBRIDGE    CLEARBRIDGE     CLEARBRIDGE    CLEARBRIDGE
    MID CAP     MARKETS     INTERNATIONAL        CAP         STRATEGIC     AGGRESSIVE      ALL CAP          EQUITY        LARGE CAP
     VALUE       EQUITY       EQUITY            EQUITY        EQUITY         GROWTH        VALUE (e)*      INCOME (f)*     GROWTH
------------------------------------------------------------------------------------------------------------------------------------

$      782    $  14,654       $ 9,072        $        --      $  2,240       $  1,115      $  1,888        $  2,015        $    829

       824       18,360         9,350             17,484         3,529          4,618         2,382           2,903           2,690
        99          728            90              1,293           103             71            32              59              32
------------------------------------------------------------------------------------------------------------------------------------
       923       19,088         9,440             18,777         3,632          4,689         2,414           2,962           2,722
------------------------------------------------------------------------------------------------------------------------------------
      (141)      (4,434)         (368)           (18,777)       (1,392)        (3,574)         (526)           (947)         (1,893)
------------------------------------------------------------------------------------------------------------------------------------

     8,017       13,736        24,509            (60,570)        9,965         30,898        10,244          53,141          26,965

        --           --            --             63,070         2,010             39            --              --             687

     1,276        6,099            --             99,637        22,190         21,722         9,828              --          16,889
------------------------------------------------------------------------------------------------------------------------------------
     9,293       19,835        24,509            102,137        34,165         52,659        20,072          53,141          44,541
------------------------------------------------------------------------------------------------------------------------------------

     4,721     (105,151)       73,141            286,484        20,533         36,342        17,841          (3,843)         14,055
------------------------------------------------------------------------------------------------------------------------------------
$   13,873    $ (89,750)      $97,282        $   369,844      $ 53,306       $ 85,427      $ 37,387        $ 48,351        $ 56,703
====================================================================================================================================

====================================================================================================================================
JANUS ASPEN
  SERIES -
INSTITUTIONAL                                                                                LEGG MASON PARTNERS
(CONTINUED)                   LAZARD RETIREMENT SERIES                                       VARIABLE EQUITY TRUST
-------------- -------------------------------------------------------     ---------------------------------------------------------
                                                  US
    PERKINS     EMERGING                      SMALL-MID         US         CLEARBRIDGE    CLEARBRIDGE     CLEARBRIDGE    CLEARBRIDGE
    MID CAP     MARKETS     INTERNATIONAL        CAP         STRATEGIC     AGGRESSIVE       ALL CAP         EQUITY        LARGE CAP
     VALUE       EQUITY        EQUITY            EQUITY        EQUITY         GROWTH        VALUE (e)*      INCOME (f)*     GROWTH
------------------------------------------------------------------------------------------------------------------------------------

$     (141) $    (4,434)    $    (368)       $   (18,777)    $  (1,392)     $  (3,574)    $    (526)     $     (947)      $  (1,893)
     9,293       19,835        24,509            102,137        34,165         52,659        20,072          53,141          44,541
     4,721     (105,151)       73,141            286,484        20,533         36,342        17,841          (3,843)         14,055
------------------------------------------------------------------------------------------------------------------------------------
    13,873      (89,750)       97,282            369,844        53,306         85,427        37,387          48,351          56,703
------------------------------------------------------------------------------------------------------------------------------------

        24        9,165         3,091              6,127         1,820            762            91              12              (1)
   (21,623)    (147,600)      (70,856)          (202,257)      (56,924)        (8,349)      (15,960)        (31,708)        (72,426)
    10,125       50,552       519,644             24,381        54,919        278,918           990        (302,235)          7,566
------------------------------------------------------------------------------------------------------------------------------------

   (11,474)     (87,883)      451,879           (171,749)         (185)       271,331       (14,879)       (333,931)        (64,861)
------------------------------------------------------------------------------------------------------------------------------------
     2,399     (177,633)      549,161            198,095        53,121        356,758        22,508        (285,580)         (8,158)
------------------------------------------------------------------------------------------------------------------------------------
    59,344    1,225,995       243,783          1,176,480       205,795         82,868       123,334         371,664         191,066
------------------------------------------------------------------------------------------------------------------------------------
$   61,743  $ 1,048,362     $ 792,944        $ 1,374,575     $ 258,916      $ 439,626     $ 145,842      $   86,084       $ 182,908
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2013

====================================================================================================================================
                                                                                                                        NEUBERGER
                                                                                                                     BERMAN ADVISERS
                                                                   LEGG MASON PARTNERS                                 MANAGEMENT
                                                                  VARIABLE INCOME TRUST     LORD ABBETT SERIES FUND        TRUST
                                                                 -------------------------  -----------------------  ---------------
                                                                   WESTERN        WESTERN
                                                                    ASSET          ASSET      CALIBRATED    GROWTH
                                                                 GLOBAL HIGH     STRATEGIC     DIVIDEND       AND       LARGE CAP
                                                                   YIELD BOND      BOND       GROWTH (g)*   INCOME        VALUE
------------------------------------------------------------------------------------------------------------------------------------

Investment income:
  Income dividends from investments in portfolio shares .......     $ 4,643     $   44,599    $   8,349   $  18,678   $      11,339
Expenses:
  Mortality and expense risk fees .............................         871         41,590        6,874      43,158          13,193
  Administrative fees .........................................          91            148          300       4,002           1,060
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses ...........................................         962         41,738        7,174      47,160          14,253
------------------------------------------------------------------------------------------------------------------------------------
  Net investment income (expense) .............................       3,681          2,861        1,175     (28,482)         (2,914)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
  shares:
  Net realized gains (losses) on sales of investments
     in portfolio shares ......................................       1,024        (52,352)       4,961      72,552         119,972
  Net realized short-term capital gain distributions from
     investments in portfolio shares ..........................          --             --       28,084          --              --
  Net realized long-term capital gain distributions from
     investments in portfolio shares ..........................          --             --       19,739          --              --
------------------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) on investments in
     portfolio shares..........................................       1,024        (52,352)      52,784      72,552         119,972
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
  investments in portfolio shares .............................        (675)       (68,763)      61,746     926,281         139,648
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ....     $ 4,030     $ (118,254)   $ 115,705   $ 970,351   $     256,706
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2013

====================================================================================================================================
                                                                                                                        NEUBERGER
                                                                                                                     BERMAN ADVISERS
                                                                   LEGG MASON PARTNERS                                 MANAGEMENT
                                                                  VARIABLE INCOME TRUST     LORD ABBETT SERIES FUND        TRUST
                                                                 -------------------------  -----------------------  ---------------
                                                                    WESTERN     WESTERN
                                                                     ASSET       ASSET       CALIBRATED   GROWTH
                                                                  GLOBAL HIGH  STRATEGIC      DIVIDEND      AND          LARGE CAP
                                                                   YIELD BOND     BOND       GROWTH (g)*  INCOME           VALUE
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) ..............................   $  3,681    $    2,861   $    1,175   $  (28,482)   $     (2,914)
  Net realized gain (loss) on investments in portfolio shares...      1,024       (52,352)      52,784       72,552         119,972
  Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares ...........................       (675)      (68,763)      61,746      926,281         139,648
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations .....      4,030      (118,254)     115,705      970,351         256,706
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including breakage) ..........         --         1,060        3,944       34,576           1,870
  Contract redemptions .........................................     (3,572)     (365,679)     (23,029)    (569,064)       (228,196)
  Net transfers ................................................      7,196       592,273      (14,967)      56,982         (25,341)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions ...........................      3,624       227,654      (34,052)    (477,506)       (251,667)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ...................      7,654       109,400       81,653      492,845           5,039
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ................................     71,669     1,611,191      458,449    3,086,183         980,749
------------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period ...............................   $ 79,323    $1,720,591   $  540,102   $3,579,028    $    985,788
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                                                                                                 PIMCO VARIABLE
                                                                            NORTHERN LIGHTS         INSURANCE
          NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST                        VARIABLE TRUST             TRUST
------------------------------------------------------------------      ---------------------  ----------------------
                 MID CAP      SHORT                                                                        COMMODITY-
   MID-CAP      INTRINSIC    DURATION       SMALL-CAP    SOCIALLY         JNF        JNF          ALL      REALRETURN
   GROWTH        VALUE        BOND           GROWTH     RESPONSIVE      BALANCED    EQUITY       ASSET      STRATEGY
---------------------------------------------------------------------------------------------------------------------

$       --     $ 2,036      $ 18,680    $       --      $ 1,849      $   67,194  $   142,809   $ 16,460   $   2,447

     4,674       2,808        12,238         2,200        3,590         109,081      206,382      4,637       1,768
       285          98           632            28          215          11,069       23,089        513         206
---------------------------------------------------------------------------------------------------------------------
     4,959       2,906        12,870         2,228        3,805         120,150      229,471      5,150       1,974
---------------------------------------------------------------------------------------------------------------------
    (4,959)       (870)        5,810        (2,228)      (1,956)        (52,956)     (86,662)    11,310         473
---------------------------------------------------------------------------------------------------------------------

    24,697      (3,226)       (9,173)       13,854        7,195         217,770      411,958      4,950      (6,977)

        --          --            --            --           --              --           --         --          --

        --          --            --            --           --              --           --         --          --
---------------------------------------------------------------------------------------------------------------------
    24,697      (3,226)       (9,173)       13,854        7,195         217,770      411,958      4,950      (6,977)
---------------------------------------------------------------------------------------------------------------------

    69,145      58,543        (3,674)       36,650       63,488       1,221,080    4,439,290    (21,494)    (17,970)
---------------------------------------------------------------------------------------------------------------------
$   88,883     $54,447      $ (7,037)   $   48,276     $ 68,727     $ 1,385,894  $ 4,764,586   $ (5,234)  $ (24,474)
=====================================================================================================================

====================================================================================================================================
                                                                                                PIMCO VARIABLE
                                                                        NORTHERN LIGHTS            INSURANCE
          NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST                    VARIABLE TRUST               TRUST
---------------------------------------------------------------     -----------------------    ----------------------
             MID CAP      SHORT                                                                          COMMODITY-
 MID-CAP    INTRINSIC    DURATION       SMALL-CAP    SOCIALLY          JNF            JNF         ALL    REALRETURN
  GROWTH      VALUE        BOND           GROWTH     RESPONSIVE      BALANCED       EQUITY       ASSET    STRATEGY
---------------------------------------------------------------------------------------------------------------------

$   (4,959)  $    (870)    $   5,810      $ (2,228)    $ (1,956)   $    (52,956) $   (86,662)  $ 11,310   $     473
    24,697      (3,226)       (9,173)       13,854        7,195         217,770      411,958      4,950      (6,977)
    69,145      58,543        (3,674)       36,650       63,488       1,221,080    4,439,290    (21,494)    (17,970)
---------------------------------------------------------------------------------------------------------------------
    88,883      54,447        (7,037)       48,276       68,727       1,385,894    4,764,586     (5,234)    (24,474)
---------------------------------------------------------------------------------------------------------------------

     1,821         452         8,122           306          336         112,945      190,790     12,275       2,982
   (37,462)    (26,070)      (81,952)       (4,971)     (15,671)       (992,313)  (1,652,894)   (21,423)    (10,286)
    (3,070)    (19,791)       34,047       224,976       78,687        (124,647)    (668,684)   (40,183)     (4,425)
---------------------------------------------------------------------------------------------------------------------

   (38,711)    (45,409)      (39,783)      220,311       63,352      (1,004,015)  (2,130,788)   (49,331)    (11,729)
---------------------------------------------------------------------------------------------------------------------
    50,172       9,038       (46,820)      268,587      132,079         381,879    2,633,798    (54,565)    (36,203)
---------------------------------------------------------------------------------------------------------------------
   333,573     165,304       904,515        40,749      160,870       8,079,233   14,831,991    389,708     156,453
---------------------------------------------------------------------------------------------------------------------
$  383,745   $ 174,342     $ 857,695     $ 309,336    $ 292,949    $  8,461,112  $17,465,789   $335,143   $ 120,250
=====================================================================================================================


JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2013

====================================================================================================================================
                                                                                   PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
                                                                             -------------------------------------------------------
                                                                                          FOREIGN
                                                                              EMERGING      BOND       GLOBAL               LONG-
                                                                              MARKETS    US DOLLAR-     BOND       HIGH    TERM US
                                                                                BOND       HEDGED     UNHEDGED     YIELD  GOVERNMENT
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio shares .................    $  4,269    $  897      $  3,204   $ 37,028  $   3,639
Expenses:
  Mortality and expense risk fees .......................................       1,071       599         4,327      8,646      2,288
  Administrative fees ...................................................         129        71           252      1,003        171
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses .....................................................       1,200       670         4,579      9,649      2,459
------------------------------------------------------------------------------------------------------------------------------------
  Net investment income (expense) .......................................       3,069       227        (1,375)    27,379      1,180
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
  Net realized gains (losses) on sales of investments in
     portfolio shares ...................................................        (176)      442       (27,958)    32,076    (22,971)
  Net realized short-term capital gain distributions from investments
     in portfolio shares ................................................          --     2,494            --         --      2,216
  Net realized long-term capital gain distributions from investments
     in portfolio shares ................................................         384       188         1,260         --      1,226
------------------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) on investments in portfolio shares ...........         208     3,124       (26,698)    32,076    (19,529)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
  in portfolio shares ...................................................     (13,137)   (3,750)      (10,092)   (27,187)    (4,179)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ..............    $ (9,860)  $  (399)    $ (38,165)  $ 32,268  $ (22,528)
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2013

====================================================================================================================================
                                                                                      PIMCO VARIABLE INSURANCE TRUST(CONTINUED)
                                                                             -------------------------------------------------------
                                                                                         FOREIGN
                                                                             EMERGING      BOND       GLOBAL                LONG-
                                                                              MARKETS   US DOLLAR-     BOND       HIGH     TERM US
                                                                               BOND       HEDGED     UNHEDGED    YIELD    GOVERNMENT
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) .......................................    $  3,069    $    227    $ (1,375)  $ 27,379  $   1,180
  Net realized gain (loss) on investments in portfolio shares ...........         208       3,124     (26,698)    32,076    (19,529)
  Net change in unrealized appreciation (depreciation) of investments
     in portfolio shares ................................................     (13,137)     (3,750)    (10,092)   (27,187)    (4,179)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ..............      (9,860)       (399)    (38,165)    32,268    (22,528)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including breakage) ...................         568         257       1,273      5,443        561
  Contract redemptions ..................................................     (16,879)     (1,934)    (93,887)  (174,102)   (34,983)
  Net transfers .........................................................     (39,754)         (4)     40,630     (7,569)  (181,746)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions ....................................     (56,065)     (1,681)    (51,984)  (176,228)  (216,168)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ............................     (65,925)     (2,080)    (90,149)  (143,960)  (238,696)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .........................................     110,508      49,308     483,657    960,971    302,282
------------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period ........................................    $ 44,583    $ 47,228    $393,508   $817,011  $  63,586
====================================================================================================================================

*See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
       PIMCO VARIABLE INSURANCE TRUST (CONTINUED)                             PIONEER VARIABLE CONTRACTS TRUST
-------------------------------------------------------     -------------------------------------------------------------------
     LOW         REAL         SHORT-           TOTAL        DISCIPLINED     EMERGING        EQUITY                      HIGH
  DURATION      RETURN         TERM            RETURN       VALUE (h)*       MARKETS        INCOME         FUND        YIELD
-------------------------------------------------------------------------------------------------------------------------------

$   2,910      $  40,040    $     3,233      $  80,716         $   731       $  1,230    $  15,384       $  3,109    $  5,012

    3,018         34,504          5,769         54,670             787          1,786        9,518          4,615       1,414
      169          1,828            243          2,540              95            186          537            106          43
-------------------------------------------------------------------------------------------------------------------------------
    3,187         36,332          6,012         57,210             882          1,972       10,055          4,721       1,457
-------------------------------------------------------------------------------------------------------------------------------
     (277)         3,708         (2,779)        23,506            (151)          (742)       5,329         (1,612)      3,555
-------------------------------------------------------------------------------------------------------------------------------

    7,393         30,139          1,919        (26,267)         10,295          6,263       21,526         65,425      (1,146)

      --           7,766             --         13,942              --             --           --             --         816

      --          10,011             --         14,176           1,996             --           --         15,438       5,020
-------------------------------------------------------------------------------------------------------------------------------
   7,393          47,916          1,919          1,851          12,291          6,263       21,526         80,863       4,690
-------------------------------------------------------------------------------------------------------------------------------

 (10,671)       (340,829)        (2,935)      (164,605)          4,778         (9,233)     139,724          9,239       1,611
-------------------------------------------------------------------------------------------------------------------------------
$ (3,555)     $ (289,205)   $    (3,795)     $(139,248)       $ 16,918       $ (3,712)   $ 166,579       $ 88,490     $ 9,856
====================================================================================================================================

====================================================================================================================================
       PIMCO VARIABLE INSURANCE TRUST (CONTINUED)                                 PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------    -------------------------------------------------------------------

    LOW          REAL          SHORT-          TOTAL        DISCIPLINED       EMERGING     EQUITY                      HIGH
  DURATION      RETURN          TERM          RETURN        VALUE (h)*         MARKETS     INCOME          FUND        YIELD
-------------------------------------------------------------------------------------------------------------------------------

$    (277)    $    3,708     $   (2,779)    $    23,506        $   (151)       $  (742)   $   5,329      $ (1,612)    $ 3,555
    7,393         47,916          1,919           1,851          12,291          6,263       21,526        80,863       4,690

  (10,671)      (340,829)        (2,935)       (164,605)          4,778         (9,233)     139,724         9,239       1,611
-------------------------------------------------------------------------------------------------------------------------------
   (3,555)      (289,205)        (3,795)       (139,248)         16,918         (3,712)     166,579        88,490       9,856
-------------------------------------------------------------------------------------------------------------------------------

      277         10,036              1          10,427             569          2,746        5,000         1,889          (1)
  (51,562)      (312,084)       (52,684)       (678,654)         (3,167)       (10,573)     (94,722)      (20,882)    (25,456)
 (103,397)      (107,711)        46,945      (1,766,845)        (45,115)       (82,716)     (92,895)     (182,641)      1,297
-------------------------------------------------------------------------------------------------------------------------------

 (154,682)      (409,759)        (5,738)     (2,435,072)        (47,713)       (90,543)    (182,617)     (201,634)    (24,160)
-------------------------------------------------------------------------------------------------------------------------------
 (158,237)      (698,964)        (9,533)     (2,574,320)        (30,795)       (94,255)     (16,038)     (113,144)    (14,304)
-------------------------------------------------------------------------------------------------------------------------------
  324,092       2,882,853       407,225       5,556,000          83,624        224,841      682,360       314,333     106,027
-------------------------------------------------------------------------------------------------------------------------------
$ 165,855     $ 2,183,889    $  397,692    $  2,981,680       $  52,829       $130,586   $  666,322     $ 201,189    $ 91,723
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2013

====================================================================================================================================
                                                                                                                           THIRD
                                                                                                                           AVENUE
                                                                 PIONEER VARIABLE CONTRACTS                               VARIABLE
                                                                      TRUST (CONTINUED)          ROYCE CAPITAL FUND     SERIES TRUST
                                                                 ----------------------------  ---------------------    ------------

                                                                        MID CAP     STRATEGIC
                                                                         VALUE       INCOME     MICRO-CAP  SMALL-CAP      VALUE
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio shares .......        $    381    $  21,630   $   1,877   $   9,313    $    36,420
Expenses:
  Mortality and expense risk fees .............................             806        8,367       5,793      12,132         15,177
  Administrative fees .........................................              61          148         250         724          1,168
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses ...........................................             867        8,515       6,043      12,856         16,345
------------------------------------------------------------------------------------------------------------------------------------
  Net investment income (expense) .............................            (486)      13,115      (4,166)     (3,543)        20,075
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
  Net realized gains (losses) on sales of investments
     in portfolio shares ......................................           4,348          (99)     21,625      50,838         21,504
  Net realized short-term capital gain distributions from
     investments in portfolio shares ..........................              --        1,250          --       3,994             --
  Net realized long-term capital gain distributions from
     investments in portfolio shares ..........................              --        1,854       9,834      44,414             --
------------------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) on investments in portfolio
     shares....................................................           4,348        3,005      31,459      99,246         21,504
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
  investments in portfolio shares .............................           9,988      (20,813)     48,922     155,249        143,282
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ....        $ 13,850    $  (4,693)  $  76,215   $ 250,952    $   184,861
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2013

====================================================================================================================================
                                                                                                                          THIRD
                                                                                                                          AVENUE
                                                                    PIONEER VARIABLE CONTRACTS                           VARIABLE
                                                                         TRUST (CONTINUED)       ROYCE CAPITAL FUND    SERIES TRUST
                                                                    -------------------------   --------------------  --------------
                                                                        MID CAP     STRATEGIC
                                                                         VALUE       INCOME     MICRO-CAP  SMALL-CAP      VALUE
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) ...............................      $   (486)   $  13,115   $  (4,166)  $ (3,543)    $    20,075
  Net realized gain (loss) on investments in portfolio shares ...         4,348        3,005      31,459     99,246          21,504
  Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares ............................         9,988      (20,813)     48,922    155,249         143,282
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ......        13,850       (4,693)     76,215    250,952         184,861
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including breakage) ...........             2          140       1,446      9,238           8,600
  Contract redemptions ..........................................       (10,794)     (86,946)    (49,862)  (102,986)       (136,402)
  Net transfers .................................................         1,843      122,609      (4,500)    25,451        (182,196)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions ............................        (8,949)      35,803     (52,916)   (68,297)       (309,998)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ....................         4,901       31,110      23,299    182,655        (125,137)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .................................        55,850      449,773     364,857    803,384       1,253,295
------------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period ................................      $ 60,751    $ 480,883   $ 388,156   $986,039     $ 1,128,158
====================================================================================================================================

*See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                                                                           WELLS FARGO
                        VAN ECK VIP TRUST                               ADVANTAGE VT FUNDS
--------------------------------------------------------------     ----------------------------
                                               UNCONSTRAINED
                   GLOBAL          MULTI-        EMERGING
  EMERGING          HARD          MANAGER         MARKETS                                           COMBINED
  MARKETS          ASSETS       ALTERNATIVES     BOND (i)*          DISCOVERY     OPPORTUNITY         TOTAL
----------------------------------------------------------------------------------------------     -----------

$     22,675      $ 15,989      $         --   $    12,050         $      256     $     3,782     $ 1,769,412

      20,668        34,416               838         6,653             44,520          25,828       2,471,934
       1,348         2,114                21           343              3,455           2,312         185,676
----------------------------------------------------------------------------------------------    ------------
      22,016        36,530               859         6,996             47,975          28,140       2,657,610
----------------------------------------------------------------------------------------------    ------------
         659       (20,541)             (859)        5,054            (47,719)        (24,358)       (888,198)
----------------------------------------------------------------------------------------------    ------------

      75,991       (64,987)              413        (7,576)           347,741          43,389       7,358,689

          --            --                --            98                 --              --         788,406

          --        45,705               505            --             99,224              --       1,503,719
----------------------------------------------------------------------------------------------    ------------
      75,991       (19,282)              918        (7,478)           446,965          43,389       9,650,814
----------------------------------------------------------------------------------------------    ------------

      65,587       237,848             1,189       (51,998)           736,037         474,532      25,991,014
----------------------------------------------------------------------------------------------    ------------
$    142,237      $198,025      $      1,248   $   (54,422)        $1,135,283     $   493,563     $34,753,630
==============================================================================================    ============

====================================================================================================================================
                                                                          WELLS FARGO
                      VAN ECK VIP TRUST                               ADVANTAGE VT FUNDS
--------------------------------------------------------------    ---------------------------
                                                UNCONSTRAINED
                  GLOBAL           MULTI-         EMERGING
  EMERGING         HARD           MANAGER          MARKETS                                         COMBINED
  MARKETS         ASSETS        ALTERNATIVES      BOND (i)*        DISCOVERY     OPPORTUNITY        TOTAL
----------------------------------------------------------------------------------------------   -------------

$        659    $  (20,541)     $       (859)   $    5,054        $   (47,719)   $    (24,358)   $   (888,198)
      75,991       (19,282)              918        (7,478)           446,965          43,389       9,650,814
      65,587       237,848             1,189       (51,998)           736,037         474,532      25,991,014
----------------------------------------------------------------------------------------------   -------------
     142,237       198,025             1,248       (54,422)         1,135,283         493,563      34,753,630
----------------------------------------------------------------------------------------------   -------------

      12,603        26,244               749         2,069             22,411          13,975       1,775,839
    (119,764)     (219,899)          (23,576)     (157,748)          (481,515)       (237,081)    (24,112,698)
     (74,274)      222,264           (20,810)      (34,047)           559,754         (26,480)     (1,586,405)
----------------------------------------------------------------------------------------------   -------------

    (181,435)       28,609           (43,637)     (189,726)           100,650        (249,586)    (23,923,264)
----------------------------------------------------------------------------------------------   -------------
     (39,198)      226,634           (42,389)     (244,148)         1,235,933         243,977      10,830,366
----------------------------------------------------------------------------------------------   -------------
   1,467,105     2,236,839            87,608       587,096          2,540,050       1,836,207     173,870,227
----------------------------------------------------------------------------------------------   -------------
$  1,427,907    $2,463,473      $     45,219    $  342,948        $ 3,775,983    $  2,080,184    $184,700,593
==============================================================================================   =============

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2012

====================================================================================================================================
                                                                                                                          ALLIANCE
                                                                                     THE ALGER PORTFOLIOS                 BERNSTEIN
                                                                       -------------------------------------------------  ----------
                                                                                                                           GROWTH
                                                                         CAPITAL      LARGE CAP   MID CAP      SMALL CAP     AND
                                                                       APPRECIATION    GROWTH      GROWTH       GROWTH     INCOME
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio shares .............  $     74,848  $  48,798   $       --   $      --   $  10,731
Expenses:
  Mortality and expense risk fees ...................................        96,529     54,614       35,760      22,706       9,334
  Administrative fees ...............................................         9,273      5,281        2,667       2,182         469
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses .................................................       105,802     59,895       38,427      24,888       9,803
------------------------------------------------------------------------------------------------------------------------------------
  Net investment income (expense) ...................................       (30,954)   (11,097)     (38,427)    (24,888)        928
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
  Net realized gains (losses) on sales of investments
     in portfolio shares ............................................       579,823    208,728     (164,434)    107,361      28,920
  Net realized short-term capital gain distributions from
     investments in portfolio shares ................................            --         --           --       4,761          --
  Net realized long-term capital gain distributions from
     investments in portfolio shares ................................         2,487         --           --     364,019          --
------------------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) on investments in portfolio shares .......       582,310    208,728     (164,434)    476,141      28,920
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
  in portfolio shares ...............................................       557,441    159,199      541,612    (269,017)     48,463
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ..........  $  1,108,797  $ 356,830   $  338,751   $ 182,236   $  78,311
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2012

====================================================================================================================================
                                                                                                                          ALLIANCE
                                                                                     THE ALGER PORTFOLIOS                 BERNSTEIN
                                                                       -------------------------------------------------  ----------
                                                                                                                           GROWTH
                                                                         CAPITAL      LARGE CAP   MID CAP      SMALL CAP     AND
                                                                       APPRECIATION    GROWTH      GROWTH       GROWTH     INCOME
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) ...................................  $    (30,954) $  (11,097) $  (38,427)  $  (24,888) $     928
  Net realized gain (loss) on investments in portfolio shares .......       582,310     208,728    (164,434)     476,141     28,920
  Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares ................................       557,441     159,199     541,612     (269,017)    48,463
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ..........     1,108,797     356,830     338,751      182,236     78,311
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including breakage) ...............        78,077      46,403      26,450       11,941      5,046
  Contract redemptions ..............................................      (974,429)   (572,114)   (348,173)    (181,801)   (83,435)
  Net transfers .....................................................       156,443    (156,990)    (36,079)     (78,308)   256,131
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions ................................      (739,909)   (682,701)   (357,802)    (248,168)   177,742
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ........................       368,888    (325,871)    (19,051)     (65,932)   256,053
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .....................................     6,816,480   4,243,878   2,434,989    1,721,247    388,273
------------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period ....................................  $  7,185,368  $3,918,007  $2,415,938   $1,655,315  $ 644,326
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

================================================================================================================
                                                                                                     COLUMBIA
                                                                                                       FUNDS
                                                                                                     VARIABLE
                              AMERICAN CENTURY VARIABLE PORTFOLIOS                                 SERIES TRUST
-------------------------------------------------------------------------------------------------  -------------
                                                       LARGE                                       CVP SELIGMAN
             INCOME &    INFLATION                    COMPANY                                         GLOBAL
 BALANCED    GROWTH      PROTECTION   INTERNATIONAL    VALUE      ULTRA       VALUE       VISTA     TECHNOLOGY
----------------------------------------------------------------------------------------------------------------

$  11,978   $   32,236   $   15,199   $       6,844   $    885   $    --   $   55,896   $     --   $         --

    9,295       21,454        8,826          11,005        610       753       39,650      1,083         14,042
      256          954          305             778         33        33        2,975        107            750
----------------------------------------------------------------------------------------------------------------
    9,551       22,408        9,131          11,783        643       786       42,625      1,190         14,792
----------------------------------------------------------------------------------------------------------------
    2,427        9,828        6,068          (4,939)       242      (786)      13,271     (1,190)       (14,792)
----------------------------------------------------------------------------------------------------------------

   45,733       11,500       14,521         (13,106)       445    (7,227)     (19,740)     1,369         36,551

       --           --        1,517              --         --        --           --         --             --

       --           --       10,601              --         --        --           --         --          1,860
----------------------------------------------------------------------------------------------------------------
   45,733       11,500       26,639         (13,106)       445    (7,227)     (19,740)     1,369         38,411
----------------------------------------------------------------------------------------------------------------

   10,405      160,549        1,867         162,132      4,921      (332)     372,065     12,436         28,345
----------------------------------------------------------------------------------------------------------------
$  58,565   $  181,877   $   34,574   $     144,087   $  5,608   $(8,345)  $  365,596   $ 12,615   $     51,964
================================================================================================================

================================================================================================================
                                                                                                     COLUMBIA
                                                                                                       FUNDS
                                                                                                     VARIABLE
                              AMERICAN CENTURY VARIABLE PORTFOLIOS                                 SERIES TRUST
-------------------------------------------------------------------------------------------------  -------------
                                                       LARGE                                       CVP SELIGMAN
             INCOME &    INFLATION                    COMPANY                                         GLOBAL
 BALANCED    GROWTH      PROTECTION   INTERNATIONAL    VALUE      ULTRA       VALUE       VISTA     TECHNOLOGY
----------------------------------------------------------------------------------------------------------------

$   2,427   $    9,828   $    6,068   $      (4,939)  $    242   $  (786)  $   13,271   $ (1,190)  $    (14,792)
   45,733       11,500       26,639         (13,106)       445    (7,227)     (19,740)     1,369         38,411

   10,405      160,549        1,867         162,132      4,921      (332)     372,065     12,436         28,345
----------------------------------------------------------------------------------------------------------------
   58,565      181,877       34,574         144,087      5,608    (8,345)     365,596     12,615         51,964
----------------------------------------------------------------------------------------------------------------

    7,913       13,243        1,741          13,221         --     1,567       14,088        990         12,477
 (187,153)    (311,964)    (146,548)       (104,845)    (1,515)   (7,523)    (515,515)   (19,986)      (134,485)
   86,720      482,673      164,436         187,524     24,786    11,143     (261,216)     1,491        (12,046)
----------------------------------------------------------------------------------------------------------------

  (92,520)     183,952       19,629          95,900     23,271     5,187     (762,643)   (17,505)      (134,054)
----------------------------------------------------------------------------------------------------------------
  (33,955)     365,829       54,203         239,987     28,879    (3,158)    (397,047)    (4,890)       (82,090)
----------------------------------------------------------------------------------------------------------------
  625,541    1,096,152      576,439         793,632     19,104    24,760    3,193,552     77,985        936,982
----------------------------------------------------------------------------------------------------------------
$ 591,586   $1,461,981   $  630,642   $   1,033,619   $ 47,983   $21,602   $2,796,505   $ 73,095   $    854,892
================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

====================================================================================================================================
                                                                    DIREXION    DREYFUS                                  DREYFUS
                                                                    INSURANCE  INVESTMENT                               VARIABLE
                                                                      TRUST    PORTFOLIOS                            INVESTMENT FUND
                                                                    ---------  ----------                            ---------------
                                                                                 SMALL       DREYFUS
                                                                     DYNAMIC      CAP       SOCIALLY      DREYFUS
                                                                      VP HY      STOCK     RESPONSIBLE     STOCK      INTERNATIONAL
                                                                      BOND       INDEX       GROWTH        INDEX          VALUE
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio shares ........... $     132  $    1,000  $    14,259  $   274,490  $       23,437
Expenses:
  Mortality and expense risk fees .................................        44       2,698       21,710      176,012          10,159
  Administrative fees .............................................         5         128        2,351       17,650             868
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses ...............................................        49       2,826       24,061      193,662          11,027
------------------------------------------------------------------------------------------------------------------------------------
  Net investment income (expense) .................................        83      (1,826)      (9,802)      80,828          12,410
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
  Net realized gains (losses) on sales of investments
     in portfolio shares ..........................................        (5)     16,092        4,053      (88,506)        (97,180)
  Net realized short-term capital gain distributions from
     investments in portfolio shares ..............................        --       1,161           --       14,234              --
  Net realized long-term capital gain distributions from
     investments in portfolio shares...............................        --       6,597           --      648,153              --
------------------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) on investments in portfolio shares .....        (5)     23,850        4,053      573,881         (97,180)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
  investments in portfolio shares .................................       179          31      176,562    1,088,538         165,548
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from operations ........... $     257  $   22,055  $   170,813  $ 1,743,247  $       80,778
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

====================================================================================================================================
                                                                    DIREXION    DREYFUS                                 DREYFUS
                                                                    INSURANCE  INVESTMENT                               VARIABLE
                                                                      TRUST    PORTFOLIOS                           INVESTMENT FUND
                                                                    ---------  ----------                           ----------------
                                                                                 SMALL       DREYFUS
                                                                     DYNAMIC      CAP       SOCIALLY      DREYFUS
                                                                      VP HY      STOCK     RESPONSIBLE     STOCK      INTERNATIONAL
                                                                      BOND       INDEX       GROWTH        INDEX          VALUE
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) ................................  $      83  $   (1,826) $    (9,802) $    80,828  $       12,410
  Net realized gain (loss) on investments in portfolio shares ....         (5)     23,850        4,053      573,881         (97,180)
  Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .............................        179          31      176,562    1,088,538         165,548
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from operations ..........        257      22,055      170,813    1,743,247          80,778
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including breakage) ............         --       1,265       24,879      160,915           7,701
  Contract redemptions ...........................................         --     (40,120)    (185,057)  (1,489,226)        (85,263)
  Net transfers ..................................................         --      56,533     (182,752)     513,698         (21,141)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions .............................         --      17,678     (342,930)    (814,613)        (98,703)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets .....................        257      39,733     (172,117)     928,634         (17,925)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..................................      3,382     177,097    1,723,147   12,275,487         793,058
------------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period .................................  $   3,639  $  216,830  $ 1,551,030  $13,204,121  $      775,133
====================================================================================================================================

*See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
    FEDERATED INSURANCE SERIES                                 GUGGENHEIM VARIABLE INSURANCE FUNDS (a)*
------------------------------------   -----------------------------------------------------------------------------------------
  HIGH                                 ALL-ASSET        ALL-ASSET      ALL-ASSET        CLS           CLS           MULTI-
 INCOME                   MANAGED      AGGRESSIVE     CONSERVATIVE      MODERATE     ADVISORONE   ADVISORONE        HEDGE
 BOND II  KAUFMANN II  VOLATILITY II   STRATEGY (b)*  STRATEGY (b)*  STRATEGY (b)*  AMERIGO (b)*  CLERMONT (b)*  STRATEGIES (b)*
--------------------------------------------------------------------------------------------------------------------------------

$ 110,537 $        --  $   20,991      $       1,008  $         219  $       4,376  $        --  $       7,930  $            34

   20,321       1,533      10,803                799            197          4,848       18,611          7,067              141
      816         166         569                 95             23            173        1,211            607                7
--------------------------------------------------------------------------------------------------------------------------------
   21,137       1,699      11,372                894            220          5,021       19,822          7,674              148
--------------------------------------------------------------------------------------------------------------------------------
   89,400      (1,699)      9,619                114             (1)          (645)     (19,822)           256             (114)
--------------------------------------------------------------------------------------------------------------------------------


    9,212       7,903      13,145                214             27          2,641        3,120        (23,213)          (1,356)

       --          --          --                 --             --             --           --             --               --

       --          --      42,154                 --             --             --       66,767             --               --
--------------------------------------------------------------------------------------------------------------------------------
    9,212       7,903      55,299                214             27          2,641       69,887        (23,213)          (1,356)
--------------------------------------------------------------------------------------------------------------------------------

   74,128      13,909      13,938              6,306            867         20,380       97,048         69,541            1,550
--------------------------------------------------------------------------------------------------------------------------------
$ 172,740 $    20,113  $   78,856      $       6,634  $         893  $      22,376  $   147,113  $      46,584  $            80
====================================================================================================================================

====================================================================================================================================
      FEDERATED INSURANCE SERIES                              GUGGENHEIM VARIABLE INSURANCE FUNDS (a)*
-------------------------------------- -----------------------------------------------------------------------------------------
   HIGH                                 ALL-ASSET       ALL-ASSET      ALL-ASSET        CLS           CLS           MULTI-
  INCOME                   MANAGED     AGGRESSIVE     CONSERVATIVE      MODERATE     ADVISORONE   ADVISORONE        HEDGE
 BOND II    KAUFMANN II  VOLATILITY II STRATEGY (b)*  STRATEGY (b)*  STRATEGY (b)*  AMERIGO (b)*  CLERMONT (b)*  STRATEGIES (b)*
--------------------------------------------------------------------------------------------------------------------------------

$   89,400  $    (1,699) $    9,619    $         114  $          (1) $        (645) $   (19,822) $         256  $          (114)
     9,212        7,903      55,299              214             27          2,641       69,887        (23,213)          (1,356)

    74,128       13,909      13,938            6,306            867         20,380       97,048         69,541            1,550
--------------------------------------------------------------------------------------------------------------------------------
   172,740       20,113      78,856            6,634            893         22,376      147,113         46,584               80
--------------------------------------------------------------------------------------------------------------------------------

     3,519          180       6,040           16,035              1         16,958       36,341         19,950               --
  (246,739)        (519)   (115,062)             (30)        (3,776)      (115,108)    (132,272)       (89,217)          (6,720)
    48,797      (10,083)     40,953               --             --          6,839     (128,029)         3,512              (69)
--------------------------------------------------------------------------------------------------------------------------------

  (194,423)     (10,422)    (68,069)          16,005         (3,775)       (91,311)    (223,960)       (65,755)          (6,789)
--------------------------------------------------------------------------------------------------------------------------------
   (21,683)       9,691      10,787           22,639         (2,882)       (68,935)     (76,847)       (19,171)          (6,709)
--------------------------------------------------------------------------------------------------------------------------------
 1,436,261      102,740     690,723           54,185         17,141        341,324    1,254,874        505,966           12,610
--------------------------------------------------------------------------------------------------------------------------------
$1,414,578  $   112,431  $  701,510    $      76,824  $      14,259  $     272,389  $ 1,178,027  $     486,795  $         5,901
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

====================================================================================================================================
                                                        GUGGENHEIM VARIABLE INSURANCE FUNDS (a)* (CONTINUED)
                                         -----------------------------------------------------------------------------------
                                                            RYDEX                                 RYDEX           RYDEX
                                            RYDEX           BASIC              RYDEX           COMMODITIES       CONSUMER
                                         BANKING (c)*   MATERIALS (c)*   BIOTECHNOLOGY (c)*   STRATEGY (c)*   PRODUCTS (c)*
----------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from
    investments in portfolio
    shares ............................  $        481   $           --   $               --   $          --   $       8,745
Expenses:
  Mortality and expense risk fees .....         2,839            5,287               25,102           1,518          14,257
  Administrative fees .................            29              125                  634             103             202
----------------------------------------------------------------------------------------------------------------------------
    Total expenses ....................         2,868            5,412               25,736           1,621          14,459
----------------------------------------------------------------------------------------------------------------------------
  Net investment income (expense) .....        (2,387)          (5,412)             (25,736)         (1,621)         (5,714)
----------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on
  investments in
  portfolio shares:
  Net realized gains (losses) on
    sales of investments in
    portfolio shares ..................       (26,050)         (97,179)             345,164          (3,275)         30,752
  Net realized short-term capital
    gain distributions from
    investments in
    portfolio shares ..................            67            8,699                   --              --              --
  Net realized long-term capital
    gain distributions from
    investments in portfolio
    shares ............................           223           12,027                   --              --              --
----------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) on
    investments in
    portfolio shares ..................       (25,760)         (76,453)             345,164          (3,275)         30,752
----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized
  appreciation (depreciation) of
  investments in portfolio shares .......      19,837          102,095               63,185           2,279          23,857
----------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net
    assets from operations ............  $     (8,310)  $       20,230   $          382,613   $      (2,617)  $      48,895
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

====================================================================================================================================
                                                        GUGGENHEIM VARIABLE INSURANCE FUNDS (a)* (CONTINUED)
                                         -----------------------------------------------------------------------------------
                                                            RYDEX                                 RYDEX           RYDEX
                                            RYDEX           BASIC              RYDEX           COMMODITIES       CONSUMER
                                         BANKING (c)*   MATERIALS (c)*   BIOTECHNOLOGY (c)*   STRATEGY (c)*   PRODUCTS (c)*
----------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) .....  $     (2,387)  $       (5,412)  $          (25,736)  $      (1,621)  $      (5,714)
  Net realized gain (loss) on
    investments in
    portfolio shares ..................       (25,760)         (76,453)             345,164          (3,275)         30,752
  Net change in unrealized
    appreciation (depreciation)
    of investments in
    portfolio shares ..................        19,837          102,095               63,185           2,279          23,857
----------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets from operations ..........        (8,310)          20,230              382,613          (2,617)         48,895
----------------------------------------------------------------------------------------------------------------------------
Changes from contract owners
  transactions:
  Net contract purchase payments
    (including breakage) ..............         1,560            3,777                5,146             720           1,157
  Contract redemptions ................       (22,871)         (74,309)            (272,183)        (20,436)       (113,128)
  Net transfers .......................       388,615         (271,397)             370,683          (2,076)        (75,323)
----------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in
      net assets from contract
      owners' transactions ............       367,304         (341,929)             103,646         (21,792)       (187,294)
----------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in
        net assets.....................       358,994         (321,699)             486,259         (24,409)       (138,399)
----------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .......        40,557          498,856              684,165         118,830         792,161
----------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period ....... $     399,551   $      177,157   $        1,170,424   $      94,421   $     653,762
====================================================================================================================================

*See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================
                                          GUGGENHEIM VARIABLE INSURANCE FUNDS (a)* (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                              RYDEX
                                                                                            GOVERNMENT
    RYDEX                                         RYDEX          RYDEX          RYDEX          LONG         RYDEX
   DOW 2X           RYDEX           RYDEX        ENERGY       EUROPE 1.25X     FINANCIAL    BOND 1.2X      HEALTH      RYDEX
STRATEGY (c)*  ELECTRONICS (c)*  ENERGY (c)*  SERVICES (c)*  STRATEGY (c)*  SERVICES (c)*  STRATEGY (c)*  CARE (c)*  INTERNET (c)*
-----------------------------------------------------------------------------------------------------------------------------------
$          --  $             --  $        --  $          --  $       2,537  $         169  $       8,876  $      --  $          --

       21,955             1,610       16,046         12,806          2,567          2,421         16,321     10,228          1,239
          307                40          818            622            275            113          1,046        320             39
-----------------------------------------------------------------------------------------------------------------------------------
       22,262             1,650       16,864         13,428          2,842          2,534         17,367     10,548          1,278
-----------------------------------------------------------------------------------------------------------------------------------
      (22,262)           (1,650)     (16,864)       (13,428)          (305)        (2,365)        (8,491)   (10,548)        (1,278)
-----------------------------------------------------------------------------------------------------------------------------------

       94,913           (35,027)     (27,796)      (209,798)         2,503        (12,367)       (40,219)    59,040         (7,249)

           --                --       30,140          1,773             --             --        170,358         --             --

           --                --      102,768         96,588             --             --         67,344         --         19,678
-----------------------------------------------------------------------------------------------------------------------------------
       94,913           (35,027)     105,112       (111,437)         2,503        (12,367)       197,483     59,040         12,429
-----------------------------------------------------------------------------------------------------------------------------------

      103,086            15,033      (75,423)       126,675         33,431         16,594       (210,205)    25,674        (10,182)
-----------------------------------------------------------------------------------------------------------------------------------
$     175,737  $        (21,644) $    12,825  $       1,810  $      35,629  $       1,862  $     (21,213) $  74,166  $         969
===================================================================================================================================

===================================================================================================================================
                                          GUGGENHEIM VARIABLE INSURANCE FUNDS (a)* (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                              RYDEX
                                                                                            GOVERNMENT
    RYDEX                                         RYDEX          RYDEX          RYDEX          LONG         RYDEX
   DOW 2X           RYDEX           RYDEX        ENERGY       EUROPE 1.25X     FINANCIAL    BOND 1.2X       HEALTH      RYDEX
STRATEGY (c)*  ELECTRONICS (c)*  ENERGY (c)*  SERVICES (c)*  STRATEGY (c)*  SERVICES (c)*  STRATEGY (c)*  CARE (c)*  INTERNET (c)*
-----------------------------------------------------------------------------------------------------------------------------------

$     (22,262) $         (1,650) $   (16,864) $     (13,428) $        (305) $      (2,365) $      (8,491) $ (10,548) $      (1,278)
       94,913           (35,027)     105,112       (111,437)         2,503        (12,367)       197,483     59,040         12,429

      103,086            15,033      (75,423)       126,675         33,431         16,594       (210,205)    25,674        (10,182)
-----------------------------------------------------------------------------------------------------------------------------------
      175,737           (21,644)      12,825          1,810         35,629          1,862        (21,213)    74,166            969
-----------------------------------------------------------------------------------------------------------------------------------

        2,497                --       15,334         14,927             --             --             67         40             96
      (37,395)          (20,150)    (217,436)      (222,546)       (13,565)       (20,478)      (151,487)  (156,071)       (12,867)
     (168,694)           30,436     (364,184)      (680,362)       176,621        (21,782)      (382,362)   221,103         51,994
-----------------------------------------------------------------------------------------------------------------------------------

     (203,592)           10,286     (566,286)      (887,981)       163,056        (42,260)      (533,782)    65,072         39,223
-----------------------------------------------------------------------------------------------------------------------------------
      (27,855)          (11,358)    (553,461)      (886,171)       198,685        (40,398)      (554,995)   139,238         40,192
-----------------------------------------------------------------------------------------------------------------------------------
    1,155,509            33,683    1,481,815      1,471,682         80,959        169,293      1,397,304    281,872         65,019
-----------------------------------------------------------------------------------------------------------------------------------
$   1,127,654  $         22,325  $   928,354  $     585,511  $     279,644  $     128,895  $     842,309  $ 421,110  $     105,211
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

====================================================================================================================================
                                                                   GUGGENHEIM VARIABLE INSURANCE FUNDS (a)* (CONTINUED)
                                                       -----------------------------------------------------------------------------
                                                           RYDEX       RYDEX INVERSE      RYDEX           RYDEX       RYDEX INVERSE
                                                          INVERSE       GOVERNMENT       INVERSE         INVERSE         RUSSELL
                                                          DOW 2X         LONG BOND       MID-CAP      NASDAQ-100(R)      2000(R)
                                                        STRATEGY (c)*   STRATEGY (c)*  STRATEGY (c)*  STRATEGY (c)*    STRATEGY (c)*
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in
     portfolio shares ..............................   $          --   $          --   $         --   $          --   $          --
Expenses:
   Mortality and expense risk fees .................           5,974           1,893             66           2,068             336
   Administrative fees .............................             610             131              7             215              26
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses ................................           6,584           2,024             73           2,283             362
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) .................          (6,584)         (2,024)           (73)         (2,283)           (362)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments
   in portfolio shares:
   Net realized gains (losses) on sales
     of investments in portfolio shares ............        (137,043)        (40,972)        (1,122)        (20,177)        (11,516)
   Net realized short-term capital gain
     distributions from investments
     in portfolio shares ...........................              --              --             --              --              --
   Net realized long-term capital gain
     distributions from investments
     in portfolio shares ...........................              --              --             --              --              --
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on
     investments in portfolio shares ...............        (137,043)        (40,972)        (1,122)        (20,177)        (11,516)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments
   in portfolio shares .............................          28,896          18,678           (105)         (2,440)         (1,327)
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations ........................   $    (114,731)  $     (24,318)  $     (1,300)  $     (24,900)  $     (13,205)
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

====================================================================================================================================
                                                                   GUGGENHEIM VARIABLE INSURANCE FUNDS (a)* (CONTINUED)
                                                        ----------------------------------------------------------------------------
                                                           RYDEX       RYDEX INVERSE      RYDEX           RYDEX       RYDEX INVERSE
                                                          INVERSE       GOVERNMENT       INVERSE         INVERSE         RUSSELL
                                                          DOW 2X         LONG BOND       MID-CAP      NASDAQ-100(R)      2000(R)
                                                        STRATEGY (c)*   STRATEGY (c)*  STRATEGY (c)*   STRATEGY (c)*   STRATEGY (c)*
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ..................   $     (6,584)  $      (2,024)  $        (73)  $      (2,283)  $        (362)
   Net realized gain (loss) on investments
     in portfolio shares ............................       (137,043)        (40,972)        (1,122)        (20,177)        (11,516)
   Net change in unrealized appreciation
     (depreciation) of investments
     in portfolio shares ............................         28,896          18,678           (105)         (2,440)         (1,327)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from operations ..............................       (114,731)        (24,318)        (1,300)        (24,900)        (13,205)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments
     (including breakage) ...........................          3,535              30            246           2,864             132
   Contract redemptions .............................        (17,265)        (31,455)        (3,607)        (11,412)         (4,681)
   Net transfers ....................................         20,399            (651)          (102)       (264,055)         43,772
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions ................          6,669         (32,076)        (3,463)       (272,603)         39,223
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ........       (108,062)        (56,394)        (4,763)       (297,503)         26,018
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .....................        435,757         119,290          7,851         497,372          26,751
------------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period ....................   $    327,695   $      62,896   $      3,088   $     199,869   $      52,769
====================================================================================================================================

*See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                                      GUGGENHEIM VARIABLE INSURANCE FUNDS (a)* (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------------
   RYDEX
  INVERSE        RYDEX                      RYDEX                              RYDEX                       RYDEX       RYDEX
  S&P 500       JAPAN 2X       RYDEX     MID CAP 1.5X        RYDEX         NASDAQ-100(R)      RYDEX      PRECIOUS       REAL
STRATEGY (c)* STRATEGY (c)* LEISURE (c)* STRATEGY (c)* NASDAQ-100(R) (c)* 2X STRATEGY (c)*  NOVA (c)*   METALS (c)*  ESTATE (c)*
--------------------------------------------------------------------------------------------------------------------------------


$         --  $         --  $        --  $         --  $              --  $            --  $        --  $        --  $    2,511

       2,625         1,546          253         6,530             30,709           17,487       15,094       32,436       3,305
         226           101           19           352              3,019              801        1,543        1,279         115
--------------------------------------------------------------------------------------------------------------------------------
       2,851         1,647          272         6,882             33,728           18,288       16,637       33,715       3,420
--------------------------------------------------------------------------------------------------------------------------------
      (2,851)       (1,647)        (272)       (6,882)           (33,728)         (18,288)     (16,637)     (33,715)       (909)
--------------------------------------------------------------------------------------------------------------------------------

     (54,807)        9,496        2,959        12,264            104,311          192,194      107,717     (344,689)        139

          --            --           --            --                 --               --           --           --          --

          --            --           --            --                 --               --           --      212,299          --
--------------------------------------------------------------------------------------------------------------------------------

     (54,807)        9,496        2,959        12,264            104,311          192,194      107,717     (132,390)        139
--------------------------------------------------------------------------------------------------------------------------------

       6,912        15,025        1,127        61,940            226,068           67,500      130,072       20,124      13,120
--------------------------------------------------------------------------------------------------------------------------------

$    (50,746) $     22,874  $     3,814  $     67,322  $         296,651  $       241,406  $   221,152  $  (145,981) $   12,350
====================================================================================================================================

====================================================================================================================================
                                      GUGGENHEIM VARIABLE INSURANCE FUNDS (a)* (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------------
   RYDEX
  INVERSE        RYDEX                      RYDEX                              RYDEX                       RYDEX       RYDEX
  S&P 500       JAPAN 2X       RYDEX     MID CAP 1.5X        RYDEX         NASDAQ-100(R)      RYDEX      PRECIOUS       REAL
STRATEGY (c)* STRATEGY (c)* LEISURE (c)* STRATEGY (c)* NASDAQ-100(R) (c)* 2X STRATEGY (c)*  NOVA (c)*   METALS (c)*  ESTATE (c)*
--------------------------------------------------------------------------------------------------------------------------------

$     (2,851) $     (1,647) $      (272) $     (6,882) $         (33,728) $       (18,288) $   (16,637) $   (33,715) $     (909)
     (54,807)        9,496        2,959        12,264            104,311          192,194      107,717     (132,390)        139

       6,912        15,025        1,127        61,940            226,068           67,500      130,072       20,124      13,120
--------------------------------------------------------------------------------------------------------------------------------

     (50,746)       22,874        3,814        67,322            296,651          241,406      221,152     (145,981)     12,350
--------------------------------------------------------------------------------------------------------------------------------
         644            67           (7)        3,352              9,015            1,302        4,021       24,423           1
     (13,130)         (704)      (5,186)     (142,067)          (235,537)         (67,529)    (110,786)    (270,272)    (82,939)
    (385,011)       (4,895)      (6,167)      669,967            100,911           35,104     (104,043)    (499,004)     56,231
--------------------------------------------------------------------------------------------------------------------------------

    (397,497)       (5,532)     (11,360)      531,252           (125,611)         (31,123)    (210,808)    (744,853)    (26,707)
--------------------------------------------------------------------------------------------------------------------------------
    (448,243)       17,342       (7,546)      598,574            171,040          210,283       10,344     (890,834)    (14,357)
--------------------------------------------------------------------------------------------------------------------------------
     673,627        90,914       23,499       313,139          2,012,934          687,620    1,132,460    2,581,970     159,358
--------------------------------------------------------------------------------------------------------------------------------
$    225,384  $    108,256  $    15,953  $    911,713  $       2,183,974  $       897,903  $ 1,142,804  $ 1,691,136  $  145,001
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

====================================================================================================================================
                                                    GUGGENHEIM VARIABLE INSURANCE FUNDS (a)* (CONTINUED)
                                        ----------------------------------------------------------------------------
                                                            RYDEX          RYDEX                          RYDEX
                                                           RUSSELL        RUSSELL         RYDEX          S&P 500
                                            RYDEX       2000(R) 1.5X    2000(R) 2X      S&P 500 2X        PURE
                                        RETAILING (c)*  STRATEGY (c)*  STRATEGY (c)*   STRATEGY (c)*   GROWTH (c)*
--------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from
     investments in portfolio
     shares ..........................     $        --   $         --   $         --   $          --   $         --
Expenses:
   Mortality and expense risk fees ...             660          3,095          1,437           9,244          6,054
   Administrative fees ...............              41            280             92             303            398
--------------------------------------------------------------------------------------------------------------------
     Total expenses ..................             701          3,375          1,529           9,547          6,452
--------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ...            (701)        (3,375)        (1,529)         (9,547)        (6,452)
--------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on
   investments in portfolio
   shares:
   Net realized gains (losses) on
     sales of investments in
     portfolio shares ................           4,136         33,329          5,858          43,038         34,984
   Net realized short-term capital
     gain distributions from
     investments in portfolio
     shares ..........................              --             --             --              --             --
   Net realized long-term capital
     gain distributions from
     investments in portfolio
     shares ..........................              --             --             --              --          2,758
--------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on
     investments in portfolio
     shares ..........................           4,136         33,329          5,858          43,038         37,742
--------------------------------------------------------------------------------------------------------------------
Net change in unrealized
   appreciation (depreciation) of
   investments in portfolio shares ...           1,397            874         11,513          89,478         29,242
--------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations ..........     $     4,832   $     30,828   $     15,842   $     122,969   $     60,532
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

===================================================================================================================================
                                                    GUGGENHEIM VARIABLE INSURANCE FUNDS (a)* (CONTINUED)
                                        ----------------------------------------------------------------------------
                                                            RYDEX          RYDEX                          RYDEX
                                                           RUSSELL        RUSSELL         RYDEX          S&P 500
                                            RYDEX       2000(R) 1.5X    2000(R) 2X      S&P 500 2X        PURE
                                        RETAILING (c)*  STRATEGY (c)*  STRATEGY (c)*   STRATEGY (c)*   GROWTH (c)*
--------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...     $      (701) $      (3,375)  $     (1,529)  $      (9,547)  $     (6,452)
   Net realized gain (loss) on
     investments in portfolio
     shares ..........................           4,136         33,329          5,858          43,038         37,742
   Net change in unrealized
     appreciation (depreciation) of
     investments in portfolio
     shares ..........................           1,397            874         11,513          89,478         29,242
--------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net
       assets from operations ........           4,832         30,828         15,842         122,969         60,532
--------------------------------------------------------------------------------------------------------------------
Changes from contract owners
   transactions:
   Net contract purchase payments
     (including breakage) ............              --          1,192            939           3,263          1,357
   Contract redemptions ..............            (140)       (17,057)          (630)        (28,451)       (34,027)
   Net transfers .....................          16,451       (207,786)        40,366         (60,313)      (404,529)
--------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net
       assets from contract owners'
       transactions ..................          16,311       (223,651)        40,675         (85,501)      (437,199)
--------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in
         net assets ..................          21,143       (192,823)        56,517          37,468       (376,667)
--------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ......          40,394        334,603         58,875         512,768        709,274
--------------------------------------------------------------------------------------------------------------------
       Net assets, end of period .....     $    61,537  $     141,780   $    115,392   $     550,236   $    332,607
====================================================================================================================================

*See Footnote 8 for details.

      The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                                     GUGGENHEIM VARIABLE INSURANCE FUNDS (a)* (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
   RYDEX      RYDEX S&P   RYDEX S&P    RYDEX S&P   RYDEX S&P      RYDEX
  S&P 500       MIDCAP      MIDCAP     SMALLCAP    SMALLCAP   STRENGTHENING
   PURE        400 PURE    400 PURE    600 PURE    600 PURE     DOLLAR 2X        RYDEX          RYDEX TELE-          RYDEX
VALUE (c)*   GROWTH (c)*  VALUE (c)*  GROWTH (c)* VALUE (c)*  STRATEGY (c)* TECHNOLOGY (c)* COMMUNICATIONS (c)* TRANSPORTATION (c)*
-----------------------------------------------------------------------------------------------------------------------------------

 $    2,634     $      --   $      --  $       --  $       --   $        --    $         --    $         2,141     $           --

      8,961         2,913       3,745       7,275       4,507            68           2,780              1,481                933
        557           216         243         126         280             9              72                 15                  6
-----------------------------------------------------------------------------------------------------------------------------------
      9,518         3,129       3,988       7,401       4,787            77           2,852              1,496                939
-----------------------------------------------------------------------------------------------------------------------------------
     (6,884)       (3,129)     (3,988)     (7,401)     (4,787)          (77)         (2,852)               645               (939)
-----------------------------------------------------------------------------------------------------------------------------------

     10,522        (3,058)     13,773      30,739      (9,757)          187         (47,985)             3,823             11,340

         --            --          --          --          --            --              --                 --                 --

         --        31,128          --          --          --            --          12,923                 --                 --
-----------------------------------------------------------------------------------------------------------------------------------
     10,522        28,070      13,773      30,739      (9,757)          187         (35,062)             3,823             11,340
-----------------------------------------------------------------------------------------------------------------------------------

     95,462        (2,132)     17,636       9,278      43,558          (529)         (5,351)            (4,081)             1,990
-----------------------------------------------------------------------------------------------------------------------------------
 $   99,100     $  22,809   $  27,421  $   32,616  $   29,014   $      (419)   $    (43,265)   $           387     $       12,391
====================================================================================================================================

====================================================================================================================================
                                     GUGGENHEIM VARIABLE INSURANCE FUNDS (a)* (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
   RYDEX      RYDEX S&P   RYDEX S&P    RYDEX S&P   RYDEX S&P      RYDEX
  S&P 500       MIDCAP      MIDCAP     SMALLCAP    SMALLCAP   STRENGTHENING
   PURE        400 PURE    400 PURE    600 PURE    600 PURE     DOLLAR 2X        RYDEX          RYDEX TELE-           RYDEX
VALUE (c)*   GROWTH (c)*  VALUE (c)*  GROWTH (c)* VALUE (c)*  STRATEGY (c)* TECHNOLOGY (c)* COMMUNICATIONS(c)*  TRANSPORTATION (c)*
-----------------------------------------------------------------------------------------------------------------------------------

  $  (6,884)    $  (3,129)  $  (3,988) $   (7,401) $   (4,787)  $       (77)   $     (2,852)    $          645     $         (939)
     10,522        28,070      13,773      30,739      (9,757)          187         (35,062)             3,823             11,340

     95,462        (2,132)     17,636       9,278      43,558          (529)         (5,351)            (4,081)             1,990
-----------------------------------------------------------------------------------------------------------------------------------
     99,100        22,809      27,421      32,616      29,014          (419)        (43,265)               387             12,391
-----------------------------------------------------------------------------------------------------------------------------------

      3,200         2,448         356         512       1,729           131              95                 --                  3
    (63,651)      (41,373)    (34,833)    (48,828)     (8,803)           --         (24,583)           (18,675)           (19,211)
    193,621       (85,341)     95,257  (1,021,555)    (11,887)       (6,833)         74,200             35,409           (109,628)
-----------------------------------------------------------------------------------------------------------------------------------

    133,170      (124,266)     60,780  (1,069,871)    (18,961)       (6,702)         49,712             16,734           (128,836)
-----------------------------------------------------------------------------------------------------------------------------------
    232,270      (101,457)     88,201  (1,037,255)     10,053        (7,121)          6,447             17,121           (116,445)
-----------------------------------------------------------------------------------------------------------------------------------
    496,665       280,471     202,373   1,275,824     456,678         9,579          60,110             71,138            118,576
-----------------------------------------------------------------------------------------------------------------------------------
  $ 728,935     $ 179,014   $ 290,574  $  238,569  $  466,731   $     2,458    $     66,557     $       88,259     $        2,131
====================================================================================================================================

                                                                              37

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

====================================================================================================================================
                                                                                                                         INVESCO
                                                                                                                        VARIABLE
                                                                                                                        INSURANCE
                                                        GUGGENHEIM VARIABLE INSURANCE FUNDS (a)* (CONTINUED)              FUNDS
                                                  -----------------------------------------------------------------    ------------
                                                  RYDEX U.S.                           RYDEX
                                                  GOVERNMENT                          WEAKENING
                                                    MONEY            RYDEX             DOLLAR          LONG SHORT          CORE
                                                  MARKET (c)*     UTILITIES (c)*   2X STRATEGY (c)*   EQUITY (b,k)*       EQUITY
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in
      portfolio shares .......................    $        223     $      34,710    $          --      $        --     $     7,128
Expenses:
   Mortality and expense risk fees ...........          79,267            20,545              485            1,101           9,192
   Administrative fees .......................           5,566               316               25               38             832
-----------------------------------------------------------------------------------------------------------------------------------
      Total expenses .........................          84,833            20,861              510            1,139          10,024
-----------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ...........         (84,610)           13,849             (510)          (1,139)         (2,896)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments
   in portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares .........              --            50,678           (1,262)             291          17,949
   Net realized short-term capital gain
     distributions from investments
     in portfolio shares .....................              21                --               --               --              --
   Net realized long-term capital gain
     distributions from investments
     in portfolio shares .....................              --                --               --               --              --
-----------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments
     in portfolio shares .....................              21            50,678           (1,262)             291          17,949
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments
   in portfolio shares .......................              --           (75,718)           1,415            3,161          66,260
-----------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
      from operations ........................    $    (84,589)    $     (11,191)   $        (357)     $     2,313     $    81,313
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

====================================================================================================================================
                                                                                                                        INVESCO
                                                                                                                        VARIABLE
                                                                                                                       INSURANCE
                                                        GUGGENHEIM VARIABLE INSURANCE FUNDS (a)* (CONTINUED)             FUNDS
                                                  -----------------------------------------------------------------   -------------
                                                   RYDEX U.S.                           RYDEX
                                                  GOVERNMENT                          WEAKENING
                                                    MONEY              RYDEX           DOLLAR          LONG SHORT          CORE
                                                  MARKET (c)*      UTILITIES (c)*   2X STRATEGY (c)*  EQUITY (b,k)*       EQUITY
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...........    $    (84,610)      $    13,849       $     (510)      $   (1,139)     $   (2,896)
   Net realized gain (loss) on investments
     in portfolio shares .....................              21            50,678           (1,262)             291          17,949
   Net change in unrealized appreciation
     (depreciation) of investments
     in portfolio shares .....................              --           (75,718)           1,415            3,161          66,260
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
        from operations ......................         (84,589)          (11,191)            (357)           2,313          81,313
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including
     breakage) ...............................             383             1,337            1,218            1,839           7,278
   Contract redemptions ......................      (1,017,314)         (199,915)          (7,942)          (3,935)        (88,629)
   Net transfers .............................      (1,554,173)          (28,033)             203               91          48,821
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
        from contract owners' transactions ...      (2,571,104)         (226,611)          (6,521)          (2,005)        (32,530)
-----------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net
          assets..............................      (2,655,693)         (237,802)          (6,878)             308          48,783
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..............       7,775,775         1,406,525           36,272           79,703         668,039
-----------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of period ............    $  5,120,082       $ 1,168,723       $   29,394       $   80,011      $  716,822
====================================================================================================================================

*See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                                                                                                                        JANUS ASPEN
                                                                                                                           SERIES
                                    INVESCO VARIABLE INSURANCE FUNDS (CONTINUED)                                       INSTITUTIONAL
---------------------------------------------------------------------------------------------------------------------- -------------
                 GLOBAL        GLOBAL                        MID
 DIVERSIFIED     HEALTH         REAL          HIGH         CAP CORE        MONEY                         VALUE
DIVIDEND (d)*     CARE         ESTATE        YIELD         EQUITY        MARKET (e)*   TECHNOLOGY   OPPORTUNITIES (f)*   BALANCED
------------------------------------------------------------------------------------------------------------------------------------

$      7,987   $        --   $     4,003  $    500,562   $        --    $     1,424    $        --     $      3,290       $  19,470

       4,338         6,107        10,778       183,386         3,062         79,849          2,939            4,592           9,188
         295           291           617           556           158          5,205            220              142             869
------------------------------------------------------------------------------------------------------------------------------------
       4,633         6,398        11,395       183,942         3,220         85,054          3,159            4,734          10,057
------------------------------------------------------------------------------------------------------------------------------------
       3,354        (6,398)       (7,392)      316,620        (3,220)       (83,630)        (3,159)          (1,444)          9,413
------------------------------------------------------------------------------------------------------------------------------------

      27,269        16,603       (88,374)      353,725           760             --         16,344           20,851           3,495

          --            --            --            --            --             --             --               --              --

          --            --            --            --         1,901             --             --               --          49,031
------------------------------------------------------------------------------------------------------------------------------------
      27,269        16,603       (88,374)      353,725         2,661             --         16,344           20,851          52,526
------------------------------------------------------------------------------------------------------------------------------------

      10,246        39,393       270,902       677,695        21,265             --        (12,294)          27,100          14,370
------------------------------------------------------------------------------------------------------------------------------------
$     40,869   $    49,598   $   175,136  $  1,348,040   $    20,706    $   (83,630)   $       891     $     46,507       $  76,309
====================================================================================================================================

====================================================================================================================================
                                                                                                                        JANUS ASPEN
                                                                                                                           SERIES
                                    INVESCO VARIABLE INSURANCE FUNDS (CONTINUED)                                       INSTITUTIONAL
---------------------------------------------------------------------------------------------------------------------- -------------
                 GLOBAL        GLOBAL                        MID
 DIVERSIFIED     HEALTH         REAL          HIGH         CAP CORE        MONEY                         VALUE
DIVIDEND (d)*     CARE         ESTATE        YIELD         EQUITY        MARKET (e)*   TECHNOLOGY   OPPORTUNITIES (f)*   BALANCED
------------------------------------------------------------------------------------------------------------------------------------

$      3,354  $     (6,398)  $    (7,392) $    316,620   $    (3,220)   $   (83,630)   $    (3,159)     $    (1,444)     $    9,413
      27,269        16,603       (88,374)      353,725         2,661             --         16,344           20,851          52,526

      10,246        39,393       270,902       677,695        21,265             --        (12,294)          27,100          14,370
------------------------------------------------------------------------------------------------------------------------------------
      40,869        49,598       175,136     1,348,040        20,706        (83,630)           891           46,507          76,309
------------------------------------------------------------------------------------------------------------------------------------

       1,804         2,897         5,340         8,321           102        288,084          1,755            3,024          18,795
     (49,851)      (44,817)     (175,079)   (1,610,217)       (7,367)    (1,798,280)       (25,399)         (39,324)       (126,819)
      63,029       487,221        (4,114)   (1,514,986)      (11,274)    11,111,051         75,052          (23,334)         69,247
------------------------------------------------------------------------------------------------------------------------------------

      14,982       445,301      (173,853)   (3,116,882)      (18,539)     9,600,855         51,408          (59,634)        (38,777)
------------------------------------------------------------------------------------------------------------------------------------
      55,851       494,899         1,283    (1,768,842)        2,167      9,517,225         52,299          (13,127)         37,532
------------------------------------------------------------------------------------------------------------------------------------
     154,052       323,946       740,568    10,491,041       227,094             --        107,836          296,494         656,733
------------------------------------------------------------------------------------------------------------------------------------
$    209,903  $    818,845   $   741,851  $  8,722,199   $   229,261    $ 9,517,225    $   160,135      $   283,367      $  694,265
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

====================================================================================================================================
                                                                           JANUS ASPEN SERIES - INSTITUTIONAL (CONTINUED)
                                                              ----------------------------------------------------------------------
                                                                                                                            PERKINS
                                                                                                                            MID CAP
                                                               ENTERPRISE        FORTY         JANUS         OVERSEAS        VALUE
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio shares ...   $         --     $  1,304     $    45,677     $   10,960     $    546
Expenses:
  Mortality and expense risk fees .........................         95,196        2,361         105,635         23,772          687
  Administrative fees .....................................         10,244          249          11,568          1,541           82
------------------------------------------------------------------------------------------------------------------------------------
    Total expenses ........................................        105,440        2,610         117,203         25,313          769
------------------------------------------------------------------------------------------------------------------------------------
  Net investment income (expense) .........................       (105,440)      (1,306)        (71,526)       (14,353)        (223)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
  portfolio shares:
  Net realized gains (losses) on sales of investments
    in portfolio shares ...................................        112,524       14,182          67,627       (254,588)       1,027
  Net realized short-term capital gain distributions from
    investments in portfolio shares .......................             --           --              --             --           --
  Net realized long-term capital gain distributions from
    investments in portfolio shares .......................             --           --         141,466        175,022        3,422
------------------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) on investments in
    portfolio shares ......................................        112,524       14,182         209,093        (79,566)       4,449
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
  investments in portfolio shares .........................      1,064,818       20,094       1,146,008        230,828          599
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from operations ...   $  1,071,902     $ 32,970     $ 1,283,575     $  136,909     $  4,825
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS -- CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

====================================================================================================================================
                                                                         JANUS ASPEN SERIES - INSTITUTIONAL (CONTINUED)
                                                              ----------------------------------------------------------------------
                                                                                                                            PERKINS
                                                                                                                            MID CAP
                                                               ENTERPRISE       FORTY          JANUS         OVERSEAS        VALUE
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) .........................   $   (105,440)   $  (1,306)   $    (71,526)   $   (14,353)    $   (223)
  Net realized gain (loss) on investments in
    portfolio shares ......................................        112,524       14,182         209,093        (79,566)       4,449
  Net change in unrealized appreciation (depreciation) of
    investments in portfolio shares .......................      1,064,818       20,094       1,146,008        230,828          599
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      from operations .....................................      1,071,902       32,970       1,283,575        136,909        4,825
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including breakage) .....         67,716        7,241         152,690         22,906          431
  Contract redemptions ....................................       (886,683)     (22,249)       (800,684)      (442,422)      (6,597)
  Net transfers ...........................................       (142,384)      13,244        (192,690)       (72,299)      13,786
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      contract owners' transactions .......................       (961,351)      (1,764)       (840,684)      (491,815)       7,620
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ...............        110,551       31,206         442,891       (354,906)      12,445
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...........................      7,130,630      164,828       7,769,054      1,756,603       46,899
------------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period ...........................   $  7,241,181    $ 196,034    $  8,211,945    $ 1,401,697     $ 59,344
====================================================================================================================================

*See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
 JANUS ASPEN
   SERIES
INSTITUTIONAL
 (CONTINUED)                      LAZARD RETIREMENT SERIES                          LEGG MASON PARTNERS VARIABLE EQUITY TRUST
-------------    ----------------------------------------------------------   -----------------------------------------------------
                                                     US
                   EMERGING                      SMALL-MID          US        CLEARBRIDGE   CLEARBRIDGE   CLEARBRIDGE   CLEARBRIDGE
   GLOBAL          MARKETS      NTERNATION          CAP         STRATEGIC     AGGRESSIVE      EQUITY        ALL CAP      LARGE CAP
RESEARCH (l)*       EQUITY        EQUITY          EQUITY         EQUITY         GROWTH      INCOME(m)*     VALUE(n)*      GROWTH
-----------------------------------------------------------------------------------------------------------------------------------

$      65,776    $    18,768    $    3,755    $          --    $     2,430    $      346    $   10,223    $    2,232    $    1,240

       98,033         18,773         2,843           16,656          3,967         3,004         4,338         2,463         1,997
       10,822            938            58            1,269             95            30            72            25            16
-----------------------------------------------------------------------------------------------------------------------------------
      108,855         19,711         2,901           17,925          4,062         3,034         4,410         2,488         2,013
-----------------------------------------------------------------------------------------------------------------------------------
      (43,079)          (943)          854          (17,925)        (1,632)       (2,688)        5,813          (256)         (773)
-----------------------------------------------------------------------------------------------------------------------------------

     (229,490)        27,855        (3,662)         (48,112)       (21,462)       22,512         5,472          (674)        9,107

           --             --            --           55,368             --            --            --            --         1,129

           --         13,626            --          279,259             --         3,121            --            --        10,532
-----------------------------------------------------------------------------------------------------------------------------------

     (229,490)        41,481        (3,662)         286,515        (21,462)       25,633         5,472          (674)       20,768
-----------------------------------------------------------------------------------------------------------------------------------

    1,563,560        176,681        33,599         (161,742)        52,478         2,635        16,839        21,580        (2,718)
-----------------------------------------------------------------------------------------------------------------------------------

$   1,290,991    $   217,219    $   30,791    $     106,848    $    29,384    $   25,580    $   28,124    $   20,650    $   17,277
====================================================================================================================================

====================================================================================================================================
 JANUS ASPEN
   SERIES
INSTITUTIONAL
 (CONTINUED)                      LAZARD RETIREMENT SERIES                          LEGG MASON PARTNERS VARIABLE EQUITY TRUST
-------------    ----------------------------------------------------------   -----------------------------------------------------
                                                     US
                   EMERGING                      SMALL-MID          US        CLEARBRIDGE   CLEARBRIDGE   CLEARBRIDGE   CLEARBRIDGE
   GLOBAL          MARKETS      NTERNATION          CAP         STRATEGIC     AGGRESSIVE      EQUITY        ALL CAP      LARGE CAP
RESEARCH (l)*       EQUITY        EQUITY          EQUITY         EQUITY         GROWTH      INCOME(m)*     VALUE(n)*      GROWTH
-----------------------------------------------------------------------------------------------------------------------------------

$     (43,079)   $      (943)   $      854    $     (17,925)   $    (1,632)   $   (2,688)   $    5,813    $     (256)   $     (773)
     (229,490)        41,481        (3,662)         286,515        (21,462)       25,633         5,472          (674)       20,768

    1,563,560        176,681        33,599         (161,742)        52,478         2,635        16,839        21,580        (2,718)
-----------------------------------------------------------------------------------------------------------------------------------
    1,290,991        217,219        30,791          106,848         29,384        25,580        28,124        20,650        17,277
-----------------------------------------------------------------------------------------------------------------------------------

      105,839          9,166         1,831            7,466          2,427           263         1,741         1,102            (1)
     (915,592)      (275,508)      (54,309)        (131,488)       (86,042)      (31,587)      (38,797)      (34,708)       (4,862)
     (291,932)       (73,139)       60,940          (66,099)       (19,704)      (92,434)      308,370       (15,850)      118,217
-----------------------------------------------------------------------------------------------------------------------------------

   (1,101,685)      (339,481)        8,462         (190,121)      (103,319)     (123,758)      271,314       (49,456)      113,354
-----------------------------------------------------------------------------------------------------------------------------------
      189,306       (122,262)       39,253          (83,273)       (73,935)      (98,178)      299,438       (28,806)      130,631
-----------------------------------------------------------------------------------------------------------------------------------
    7,502,995      1,348,257       204,530        1,259,753        279,730       181,046        72,226       152,140        60,435
-----------------------------------------------------------------------------------------------------------------------------------
$   7,692,301    $ 1,225,995    $  243,783    $   1,176,480    $   205,795    $   82,868    $  371,664    $  123,334    $  191,066
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

====================================================================================================================================
                                                                                                                          NEUBERGER
                                                                                                                            BERMAN
                                                                                                                           ADVISERS
                                                                 LEGG MASON PARTNERS                                      MANAGEMENT
                                                                VARIABLE INCOME TRUST        LORD ABBETT SERIES FUND        TRUST
                                                              -------------------------    ---------------------------    ----------
                                                                 WESTERN       WESTERN
                                                                  ASSET         ASSET       CALIBRATED       GROWTH
                                                              GLOBAL HIGH     STRATEGIC      DIVIDEND         AND         LARGE CAP
                                                               YIELD BOND       BOND        GROWTH (o)*      INCOME       VALUE (g)*
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio shares ...   $      3,992    $  45,281    $     13,712    $    30,154    $   4,349
Expenses:
  Mortality and expense risk fees .........................            611       23,723           6,224         42,412       14,431
  Administrative fees .....................................             56          208             279          3,677        1,058
------------------------------------------------------------------------------------------------------------------------------------
    Total expenses ........................................            667       23,931           6,503         46,089       15,489
------------------------------------------------------------------------------------------------------------------------------------
  Net investment income (expense) .........................          3,325       21,350           7,209        (15,935)     (11,140)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
  portfolio shares:
  Net realized gains (losses) on sales of investments
    in portfolio shares ...................................            267       21,619           4,679        (31,123)      94,261
  Net realized short-term capital gain distributions from
    investments in portfolio shares .......................             --           --              --             --           --
  Net realized long-term capital gain distributions from
    investments in portfolio shares .......................             --           --              --             --           --
------------------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) on investments in
    portfolio shares ......................................            267       21,619           4,679        (31,123)      94,261
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
  investments in portfolio shares .........................          3,343       45,619          33,959        368,799       65,290
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from operations ...   $      6,935    $  88,588    $     45,847    $   321,741    $ 148,411
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

====================================================================================================================================
                                                                                                                          NEUBERGER
                                                                                                                           BERMAN
                                                                                                                          ADVISERS
                                                                 LEGG MASON PARTNERS                                     MANAGEMENT
                                                                VARIABLE INCOME TRUST        LORD ABBETT SERIES FUND        TRUST
                                                              --------------------------   -------------------------    ------------
                                                                 WESTERN       WESTERN
                                                                  ASSET         ASSET       CALIBRATED       GROWTH
                                                              GLOBAL HIGH     STRATEGIC      DIVIDEND         AND         LARGE CAP
                                                               YIELD BOND       BOND        GROWTH (o)*      INCOME       VALUE (g)*
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) .........................   $      3,325   $    21,350   $    7,209   $    (15,935)   $   (11,140)
  Net realized gain (loss) on investments
    in portfolio shares ...................................            267        21,619        4,679        (31,123)        94,261
  Net change in unrealized appreciation (depreciation) of
    investments in portfolio shares .......................          3,343        45,619       33,959        368,799         65,290
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      from operations .....................................          6,935        88,588       45,847        321,741        148,411
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including breakage) .....             --        13,404        7,528         42,384          2,841
  Contract redemptions ....................................         (3,878)     (289,312)     (18,518)      (442,202)      (250,887)
  Net transfers ...........................................         28,440       873,592       (2,910)       (62,995)       (69,830)
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      contract owners' transactions .......................         24,562       597,684      (13,900)      (462,813)      (317,876)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ...............         31,497       686,272       31,947       (141,072)      (169,465)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...........................         40,172       924,919      426,502      3,227,255      1,150,214
------------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period ...........................   $     71,669   $ 1,611,191   $  458,449   $  3,086,183    $   980,749
====================================================================================================================================

*See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                                                                                                                            PIMCO
                                                                                                                           VARIABLE
                                                                                                                          INSURANCE
          NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST (CONTINUED)                   NORTHERN LIGHTS VARIABLE TRUST           TRUST
----------------------------------------------------------------------------   ---------------------------------------   -----------
                    MID CAP        SHORT
    MID-CAP        INTRINSIC      DURATION       SMALL-CAP        SOCIALLY        JNF           JNF          MONEY           ALL
    GROWTH         VALUE (h)*       BOND          GROWTH         RESPONSIVE     BALANCED       EQUITY      MARKET(i)*       ASSET
------------------------------------------------------------------------------------------------------------------------------------

 $         --     $     1,022    $   28,205    $          --    $       380    $  101,494   $    73,348    $       55    $   20,480

        5,164           3,833        17,109            1,389          3,037       111,403       198,368        51,102         5,010
          299              86           728               28            120        11,108        21,370         3,118           555
------------------------------------------------------------------------------------------------------------------------------------
        5,463           3,919        17,837            1,417          3,157       122,511       219,738        54,220         5,565
------------------------------------------------------------------------------------------------------------------------------------
       (5,463)         (2,897)       10,368           (1,417)        (2,777)      (21,017)     (146,390)      (54,165)       14,915
------------------------------------------------------------------------------------------------------------------------------------


       31,077          14,487       (53,805)           9,576         (4,760)       95,800       (28,902)           --         9,428

           --              --            --               --             --            --            --            --            --

           --          43,981            --               --             --            --            --            --            --
------------------------------------------------------------------------------------------------------------------------------------
       31,077          58,468       (53,805)           9,576         (4,760)       95,800       (28,902)           --         9,428
------------------------------------------------------------------------------------------------------------------------------------

       22,618         (26,985)       80,832            4,146         24,367       661,821     2,359,846            --        23,388
------------------------------------------------------------------------------------------------------------------------------------
 $     48,232     $    28,586    $   37,395    $      12,305    $    16,830    $  736,604   $ 2,184,554    $  (54,165)   $   47,731
====================================================================================================================================

====================================================================================================================================
                                                                                                                            PIMCO
                                                                                                                           VARIABLE
                                                                                                                          INSURANCE
          NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST (CONTINUED)                   NORTHERN LIGHTS VARIABLE TRUST           TRUST
--------------------------------------------------------------------------   ------------------------------------------   ----------
                    MID CAP        SHORT
    MID-CAP        INTRINSIC      DURATION       SMALL-CAP       SOCIALLY        JNF           JNF          MONEY           ALL
    GROWTH         VALUE (h)*       BOND          GROWTH        RESPONSIVE     BALANCED       EQUITY      MARKET(i)*       ASSET
------------------------------------------------------------------------------------------------------------------------------------

$      (5,463)   $    (2,897)  $    10,368    $      (1,417)   $   (2,777)  $    (21,017)  $   (146,390)  $    (54,165)   $  14,915
       31,077         58,468       (53,805)           9,576        (4,760)        95,800        (28,902)            --        9,428

       22,618        (26,985)       80,832            4,146        24,367        661,821      2,359,846             --       23,388
------------------------------------------------------------------------------------------------------------------------------------
       48,232         28,586        37,395           12,305        16,830        736,604      2,184,554        (54,165)      47,731
------------------------------------------------------------------------------------------------------------------------------------

        2,070            601         7,970            2,494           733        117,702        223,491        148,315       13,876
      (82,094)      (181,456)     (205,031)          (1,311)      (48,058)      (939,731)    (2,214,908)      (866,247)     (52,762)
     (149,983)       (10,432)     (374,354)         (84,807)       (1,549)      (259,919)      (492,710)    (8,037,179)       1,229
------------------------------------------------------------------------------------------------------------------------------------

     (230,007)      (191,287)     (571,415)         (83,624)      (48,874)    (1,081,948)    (2,484,127)    (8,755,111)     (37,657)
------------------------------------------------------------------------------------------------------------------------------------
     (181,775)      (162,701)     (534,020)         (71,319)      (32,044)      (345,344)      (299,573)    (8,809,276)      10,074
------------------------------------------------------------------------------------------------------------------------------------
      515,348        328,005     1,438,535          112,068       192,914      8,424,577     15,131,564      8,809,276      379,634
------------------------------------------------------------------------------------------------------------------------------------
 $    333,573    $   165,304   $   904,515    $      40,749    $  160,870   $  8,079,233   $ 14,831,991   $         --    $ 389,708
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

====================================================================================================================================
                                                                               PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
                                                                    ----------------------------------------------------------------
                                                                                                FOREIGN
                                                                     COMMODITY-    EMERGING       BOND        GLOBAL
                                                                     REALRETURN    MARKETS     US DOLLAR-      BOND         HIGH
                                                                      STRATEGY       BOND        HEDGED      UNHEDGED      YIELD
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio shares ............ $    4,917   $    4,527   $    1,180   $    6,542   $   50,552
Expenses:
  Mortality and expense risk fees ..................................      2,279        1,154          653        6,236       11,097
  Administrative fees ..............................................        254          137           78          285        1,295
------------------------------------------------------------------------------------------------------------------------------------
    Total expenses .................................................      2,533        1,291          731        6,521       12,392
------------------------------------------------------------------------------------------------------------------------------------
  Net investment income (expense) ..................................      2,384        3,236          449           21       38,160
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
  Net realized gains (losses) on sales of investments in
    portfolio shares ...............................................    (13,817)         799          837        4,739       13,881
  Net realized short-term capital gain distributions from
    investments in portfolio shares ................................      4,749           --        1,727       20,029           --
  Net realized long-term capital gain distributions from
    investments in portfolio shares ................................        572           --          189        7,735           --
------------------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) on investments in portfolio shares ......     (8,496)         799        2,753       32,503       13,881
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
  investments in portfolio shares ..................................     13,088        9,673        1,417      (14,361)      40,368
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from operations ............ $    6,976   $   13,708   $    4,619   $   18,163   $   92,409
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

====================================================================================================================================
                                                                               PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
                                                                    ----------------------------------------------------------------
                                                                                                FOREIGN
                                                                     COMMODITY-    EMERGING       BOND        GLOBAL
                                                                     REALRETURN    MARKETS     US DOLLAR-      BOND         HIGH
                                                                      STRATEGY       BOND        HEDGED      UNHEDGED      YIELD
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) .................................. $    2,384   $    3,236   $      449   $       21   $   38,160
  Net realized gain (loss) on investments in portfolio shares ......     (8,496)         799        2,753       32,503       13,881
  Net change in unrealized appreciation (depreciation) of
    investments in portfolio shares ................................     13,088        9,673        1,417      (14,361)      40,368
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from operations ..........      6,976       13,708        4,619       18,163       92,409
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including breakage) ..............      3,452        1,060          240        3,618        5,134
  Contract redemptions ...........................................      (39,106)      (6,112)      (6,333)     (31,033)     (26,854)
  Net transfers ....................................................    (14,504)       7,846        2,804      284,956      (53,075)
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from contract owners'
      transactions .................................................    (50,158)       2,794       (3,289)     257,541      (74,795)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ........................    (43,182)      16,502        1,330      275,704       17,614
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ....................................    199,635       94,006       47,978      207,953      943,357
------------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period .................................... $  156,453   $  110,508   $   49,308   $  483,657   $  960,971
====================================================================================================================================

*See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
          PIMCO VARIABLE INSURANCE TRUST (CONTINUED)                       PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------   ----------------------------------------------------
  LONG-
 TERM US        LOW          REAL        SHORT-       TOTAL       EMERGING      EQUITY                  DISCIPLINED
GOVERNMENT    DURATION      RETURN        TERM        RETURN      MARKETS       INCOME        FUND       VALUE (j)*
---------------------------------------------------------------------------------------------------------------------

$   10,267   $    9,581   $   32,373   $    5,637   $  107,248   $      423   $   32,826   $    4,068   $        810

     7,536        7,824       41,917        8,981       59,711        2,453       15,047        4,529          1,093
       309          227        2,294          274        2,799          204          548          111            131
---------------------------------------------------------------------------------------------------------------------
     7,845        8,051       44,211        9,255       62,510        2,657       15,595        4,640          1,224
---------------------------------------------------------------------------------------------------------------------
     2,422        1,530      (11,838)      (3,618)      44,738       (2,234)      17,231         (572)          (414)
---------------------------------------------------------------------------------------------------------------------

    36,156        9,694       95,240        3,322      126,614         (847)      88,777        5,138          2,721

    37,369           --      137,229          644       96,557           --           --           --             --

     8,264           --       13,463          115        2,796        6,251           --       11,151             --
---------------------------------------------------------------------------------------------------------------------
    81,789        9,694      245,932        4,081      225,967        5,404       88,777       16,289          2,721
---------------------------------------------------------------------------------------------------------------------

   (52,453)      10,339      (20,309)       9,420       50,014       18,066      (28,161)       9,477          6,587
---------------------------------------------------------------------------------------------------------------------
$   31,758   $   21,563   $  213,785   $    9,883   $  320,719   $   21,236   $   77,847   $   25,194   $      8,894
====================================================================================================================================

====================================================================================================================================
          PIMCO VARIABLE INSURANCE TRUST (CONTINUED)                      PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------   ----------------------------------------------------
  LONG-
 TERM US        LOW          REAL        SHORT-       TOTAL       EMERGING      EQUITY                  DISCIPLINED
GOVERNMENT    DURATION      RETURN        TERM        RETURN      MARKETS       INCOME        FUND       VALUE (j)*
---------------------------------------------------------------------------------------------------------------------

$    2,422   $    1,530   $  (11,838)  $   (3,618)  $   44,738   $   (2,234)  $   17,231   $     (572)  $       (414)
    81,789        9,694      245,932        4,081      225,967        5,404       88,777       16,289          2,721

   (52,453)      10,339      (20,309)       9,420       50,014       18,066      (28,161)       9,477          6,587
---------------------------------------------------------------------------------------------------------------------
    31,758       21,563      213,785        9,883      320,719       21,236       77,847       25,194          8,894
---------------------------------------------------------------------------------------------------------------------

     2,688           15       18,633           (2)      16,251        3,352        9,008        2,498          3,459
  (196,838)     (78,360)    (317,998)     (55,963)    (801,727)     (17,323)    (134,608)     (31,087)        (8,792)
  (175,780)    (318,617)    (155,931)    (884,060)   2,776,370       27,379     (927,838)       2,643        (20,870)
---------------------------------------------------------------------------------------------------------------------

  (369,930)    (396,962)    (455,296)    (940,025)   1,990,894       13,408   (1,053,438)     (25,946)       (26,203)
---------------------------------------------------------------------------------------------------------------------
  (338,172)    (375,399)    (241,511)    (930,142)   2,311,613       34,644     (975,591)        (752)       (17,309)
---------------------------------------------------------------------------------------------------------------------
   640,454      699,491    3,124,364    1,337,367    3,244,387      190,197    1,657,951      315,085        100,933
---------------------------------------------------------------------------------------------------------------------
$  302,282   $  324,092   $2,882,853   $  407,225   $5,556,000   $  224,841   $  682,360   $  314,333   $     83,624
=====================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

====================================================================================================================================
                                                                               PIONEER VARIABLE
                                                                         CONTRACTS TRUST (CONTINUED)          ROYCE CAPITAL FUND
                                                                     ------------------------------------   ------------------------
                                                                        HIGH       MID CAP     STRATEGIC
                                                                       YIELD        VALUE        INCOME      MICRO-CAP    SMALL-CAP
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio shares ............ $    5,653   $      694   $   14,622   $       --   $      898
Expenses:
  Mortality and expense risk fees ..................................      1,538          956        4,784        7,159       13,346
  Administrative fees ..............................................         40           74          134          294          689
------------------------------------------------------------------------------------------------------------------------------------
    Total expenses .................................................      1,578        1,030        4,918        7,453       14,035
------------------------------------------------------------------------------------------------------------------------------------
  Net investment income (expense) ..................................      4,075         (336)       9,704       (7,453)     (13,137)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
  shares:
  Net realized gains (losses) on sales of investments in
    portfolio shares ...............................................       (843)       3,817        4,113       70,277       47,894
  Net realized short-term capital gain distributions from
    investments in portfolio shares ................................         --           --           --           --           --
  Net realized long-term capital gain distributions from
    investments in portfolio shares ................................      4,313           --        1,829        8,946       20,658
------------------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) on investments in portfolio shares ......      3,470        3,817        5,942       79,223       68,552
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
  investments in portfolio shares ..................................      6,803        3,293       13,320      (41,019)      42,500
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from operations ............ $   14,348   $    6,774   $   28,966   $   30,751   $   97,915
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

====================================================================================================================================
                                                                               PIONEER VARIABLE
                                                                         CONTRACTS TRUST (CONTINUED)          ROYCE CAPITAL FUND
                                                                     ------------------------------------   ------------------------
                                                                        HIGH       MID CAP     STRATEGIC
                                                                       YIELD        VALUE        INCOME      MICRO-CAP    SMALL-CAP
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) .................................. $    4,075   $     (336)  $    9,704   $   (7,453)  $  (13,137)
  Net realized gain (loss) on investments in portfolio shares ......      3,470        3,817        5,942       79,223       68,552
  Net change in unrealized appreciation (depreciation) of
    investments in portfolio shares ................................      6,803        3,293       13,320      (41,019)      42,500
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from operations ..........     14,348        6,774       28,966       30,751       97,915
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including breakage) ..............      1,188           --        4,010        3,384        9,463
  Contract redemptions .............................................    (11,266)     (21,052)     (63,491)    (164,296)    (283,433)
  Net transfers ....................................................     (2,324)      (1,623)     272,985      (54,407)         608
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from contract owners'
      transactions .................................................    (12,402)     (22,675)     213,504     (215,319)    (273,362)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ........................      1,946      (15,901)     242,470     (184,568)    (175,447)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ....................................    104,081       71,751      207,303      549,425      978,831
------------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period .................................... $  106,027   $   55,850   $  449,773   $  364,857   $  803,384
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

=================================================================================================================
    THIRD
   AVENUE
  VARIABLE                                                                     WELLS FARGO
SERIES TRUST                      VAN ECK VIP TRUST                         ADVANTAGE VT FUNDS
-------------   ------------------------------------------------------   ------------------------
                             UNCONSTRAINED
                               EMERGING        GLOBAL        MULTI-
                 EMERGING       MARKETS         HARD        MANAGER                                   COMBINED
    VALUE        MARKETS       BOND (p)*       ASSETS     ALTERNATIVES   DISCOVERY    OPPORTUNITY      TOTAL
--------------------------------------------------------------------------------------------------  -------------
$      10,669   $       --   $      15,044   $   16,136   $         --   $       --   $     1,910   $  2,145,025
       17,202       21,523           8,840       40,533          2,066       34,122        28,533      2,537,757
        1,188        1,494             488        2,257             59        3,102         2,233        182,314
--------------------------------------------------------------------------------------------------  -------------
       18,390       23,017           9,328       42,790          2,125       37,224        30,766      2,720,071
--------------------------------------------------------------------------------------------------  -------------
       (7,721)     (23,017)          5,716      (26,654)        (2,125)     (37,224)      (28,856)      (575,046)
--------------------------------------------------------------------------------------------------  -------------
     (232,015)     161,650           3,062     (255,199)         3,336      168,458        23,931      1,354,672
           --           --              --       57,416             --           --            --        644,948
           --           --           9,489      206,424             --           --           700      2,724,630
--------------------------------------------------------------------------------------------------  -------------
     (232,015)     161,650          12,551        8,641          3,336      168,458        24,631      4,724,250
--------------------------------------------------------------------------------------------------  -------------
      525,964      232,873           5,506       48,522         (1,533)     242,822       278,159     14,914,944
--------------------------------------------------------------------------------------------------  -------------
$     286,228   $  371,506   $      23,773   $   30,509   $       (322)  $  374,056   $   273,934   $ 19,064,148
==================================================================================================  =============

=================================================================================================================
    THIRD
   AVENUE
  VARIABLE                                                                     WELLS FARGO
SERIES TRUST                      VAN ECK VIP TRUST                         ADVANTAGE VT FUNDS
-------------   ------------------------------------------------------   ------------------------
                             UNCONSTRAINED
                               EMERGING        GLOBAL        MULTI-
                 EMERGING       MARKETS         HARD        MANAGER                                   COMBINED
    VALUE        MARKETS       BOND (p)*       ASSETS     ALTERNATIVES   DISCOVERY    OPPORTUNITY      TOTAL
--------------------------------------------------------------------------------------------------  -------------

$      (7,721)  $  (23,017)  $       5,716   $  (26,654)  $     (2,125)  $  (37,224)  $   (28,856)  $   (575,046)
     (232,015)     161,650          12,551        8,641          3,336      168,458        24,631      4,724,250

      525,964      232,873           5,506       48,522         (1,533)     242,822       278,159     14,914,944
--------------------------------------------------------------------------------------------------  -------------
      286,228      371,506          23,773       30,509           (322)     374,056       273,934     19,064,148
--------------------------------------------------------------------------------------------------  -------------

       10,011       19,585           2,086       24,976          3,001       28,724        13,912      2,133,262
     (291,283)    (332,361)        (89,969)    (406,980)       (17,885)    (255,853)     (508,094)   (27,511,257)
       (5,610)     (71,898)        (32,365)    (527,705)      (119,174)      59,130      (212,133)    (1,881,647)
--------------------------------------------------------------------------------------------------  -------------

     (286,882)    (384,674)       (120,248)    (909,709)      (134,058)    (167,999)     (706,315)   (27,259,642)
--------------------------------------------------------------------------------------------------  -------------
         (654)     (13,168)        (96,475)    (879,200)      (134,380)     206,057      (432,381)    (8,195,494)
--------------------------------------------------------------------------------------------------  -------------
    1,253,949    1,480,273         683,571    3,116,039        221,988    2,333,993     2,268,588    182,065,721
--------------------------------------------------------------------------------------------------  -------------
$   1,253,295   $1,467,105   $     587,096   $2,236,839   $     87,608   $2,540,050   $ 1,836,207   $173,870,227
==================================================================================================  =============

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS

YEARS ENDED DECEMBER 31, 2013 AND 2012

================================================================================

(1) GENERAL

   Jefferson National Life Annuity Account E ("Account E") is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Account E is a segregated investment account for individual and group variable annuity contracts which are registered under the Securities Act of 1933. The operations of Account E are included in the operations of Jefferson National Life Insurance Company (the "Company"), a wholly-owned subsidiary of Jefferson National Financial Corporation ("JNFC"), pursuant to the provisions of the Texas Insurance Code. On December 30, 2011, a group of investors, along with certain members of management of JNFC, consummated an $83 million management buyout (the "Transaction"), the proceeds of which were used to acquire the outstanding shares of JNFC and contribute $20,660,000 of capital to the Company.

   JNF Advisors, Inc. ("JNF") was established in January 2007 as a registered investment adviser and is 100% owned by JNFC. JNF serves as adviser to the Northern Lights JNF portfolios, but sub-advises the investment management of these portfolios to an unaffiliated registered investment adviser.

   Various lawsuits against the Company may arise in the ordinary course of the Company's business. Contingent liabilities arising from ordinary course litigation, income taxes and other matters are not expected to be material in relation to the financial position of the Company. Pursuant to the Transaction, the Company is indemnified for certain liabilities by the selling shareholders until December 30, 2014.

   Currently, however, there are no legal proceedings to which Account E is a party or to which the assets of Account E are subject. Neither the Company nor Jefferson National Financial Securities Corporation, the distributor of the Account E's contracts, is involved in any litigation that is of material importance in relation to total assets or to Account E.

   The following variable account investment options are available with only certain variable annuities offered through Account E:

THE ALGER PORTFOLIOS
   Capital Appreciation Portfolio
   Large Cap Growth Portfolio
   Mid Cap Growth Portfolio

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
   Growth and Income Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
   Balanced Fund
   Income & Growth Fund
   Inflation Protection Fund
   International Fund
   Large Company Value Fund
   Ultra Fund
   Value Fund

COLUMBIA FUNDS VARIABLE SERIES TRUST
   Seligman Global Technology Portfolio

DIREXION INSURANCE TRUST
   Dynamic VP HY Bond Fund

THE DREYFUS INVESTMENT PORTFOLIOS
   Small Cap Stock Index Portfolio

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
DREYFUS STOCK INDEX FUND
DREYFUS VARIABLE INVESTMENT FUND
   International Value Portfolio

FEDERATED INSURANCE SERIES
   High Income Bond Fund II
   Kaufmann Fund II
   Managed Volatility Fund II

GUGGENHEIM VARIABLE INSURANCE FUNDS
   CLS AdvisorOne Amerigo Fund
   CLS AdvisorOne Clermont Fund
   Long Short Equity Fund
   Multi-Hedge Strategies Fund
   Rydex Banking Fund
   Rydex Basic Materials Fund
   Rydex Biotechnology Fund
   Rydex Commodities Strategy Fund
   Rydex Consumer Products Fund
   Rydex Dow 2X Strategy Fund
   Rydex Electronics Fund
   Rydex Energy Fund
   Rydex Energy Services Fund
   Rydex Europe 1.25X Strategy Fund
   Rydex Financial Services Fund
   Rydex Government Long Bond 1.2X Strategy Fund
   Rydex Health Care Fund
   Rydex Internet Fund
   Rydex Inverse Dow 2X Strategy Fund
   Rydex Inverse Government Long Bond Strategy Fund
   Rydex Inverse Mid-Cap Strategy Fund
   Rydex Inverse NASDAQ-100(R) Strategy Fund
   Rydex Inverse Russell 2000(R) Strategy Fund
   Rydex Inverse S&P 500 Strategy Fund
   Rydex Japan 2X Strategy Fund
   Rydex Leisure Fund
   Rydex Mid Cap 1.5X Strategy Fund
   Rydex NASDAQ-100(R) Fund
   Rydex NASDAQ-100(R) 2X Strategy Fund
   Rydex Nova Fund
   Rydex Precious Metals Fund
   Rydex Real Estate Fund
   Rydex Retailing Fund
   Rydex Russell 2000(R) 1.5X Strategy Fund
   Rydex Russell 2000(R) 2X Strategy Fund
   Rydex S&P 500 2X Strategy Fund
   Rydex S&P 500 Pure Growth Fund
   Rydex S&P 500 Pure Value Fund
   Rydex S&P MidCap 400 Pure Growth Fund
   Rydex S&P MidCap 400 Pure Value Fund
   Rydex S&P SmallCap 600 Pure Growth Fund
   Rydex S&P SmallCap 600 Pure Value Fund
   Rydex Strengthening Dollar 2X Strategy Fund
   Rydex Technology Fund
   Rydex Telecommunications Fund
   Rydex Transportation Fund
   Rydex Utilities Fund
   Rydex Weakening Dollar 2X Strategy Fund

JEFFERSON  NATIONAL  LIFE  ANNUITY  ACCOUNT  E
NOTES  TO  FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

================================================================================

INVESCO VARIABLE INSURANCE FUNDS
   Core Equity Fund Series I
   Diversified Dividend Fund Series I
   Global Health Care Fund Series I
   Global Real Estate Fund Series I
   High Yield Fund Series I
   Mid Cap Core Equity Fund Series II
   Money Market Fund Series I
   Technology Fund Series I
   Value Opportunities Fund Series I

JANUS ASPEN SERIES - INSTITUTIONAL
   Balanced Portfolio
   Enterprise Portfolio
   Forty Portfolio
   Global Research Portfolio
   Janus Portfolio
   Overseas Portfolio
   Perkins Mid Cap Value Portfolio

JANUS ASPEN SERIES - SERVICE
   Global Research Portfolio
   Janus Portfolio

LAZARD RETIREMENT SERIES, INC.
   Emerging Markets Equity Portfolio
   International Equity Portfolio
   US Small-Mid Cap Equity Portfolio
   US Strategic Equity Portfolio

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
   ClearBridge Variable Aggressive Growth Portfolio
   ClearBridge Variable All Cap Value Portfolio
   ClearBridge Variable Equity Income Portfolio
   ClearBridge Variable Large Cap Growth Portfolio

LEGG MASON PARTNERS VARIABLE INCOME TRUST
   Western Asset Global High Yield Bond Portfolio
   Western Asset Strategic Bond Portfolio

LORD ABBETT SERIES FUND, INC.
   Calibrated Dividend Growth Portfolio
   Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
   Large Cap Value Portfolio
   Mid-Cap Growth Portfolio
   Mid Cap Intrinsic Value Portfolio
   Short Duration Bond Portfolio
   Small-Cap Growth Portfolio
   Socially Responsive Portfolio

NORTHERN LIGHTS VARIABLE TRUST
   JNF Balanced Portfolio
   JNF Equity Portfolio

PIMCO VARIABLE INSURANCE TRUST
   All Asset Portfolio
   CommodityRealReturn Strategy Portfolio
   Emerging Markets Bond Portfolio
   Foreign Bond US Dollar-Hedged Portfolio
   Global Bond Unhedged Portfolio
   High Yield Portfolio
   Long-Term US Government Portfolio
   Low Duration Portfolio

PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
   Real Return Portfolio
   Short-Term Portfolio
   Total Return Portfolio

PIONEER VARIABLE CONTRACTS TRUST
   Disciplined Value Portfolio
   Emerging Markets Portfolio
   Equity Income Portfolio
   Fund Portfolio
   High Yield Portfolio
   Mid Cap Value Portfolio
   Strategic Income Portfolio

ROYCE CAPITAL FUND
   Micro-Cap Portfolio
   Small-Cap Portfolio

THIRD AVENUE VARIABLE SERIES TRUST
   Value Portfolio

VAN ECK VIP TRUST
   Emerging Markets Fund
   Global Hard Assets Fund
   Multi-Manager Alternatives Fund
   Unconstrained Emerging Market Bond Fund

WELLS FARGO ADVANTAGE VT FUNDS
   Discovery Fund
   Opportunity Fund

(2) Summary of Significant Accounting Policies
BASIS OF PRESENTATION

   The financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NEW ACCOUNTING PRONOUNCEMENTS

   In December 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2011-11, "Disclosures about Offsetting Assets and Liabilities," which requires additional disclosures about balance sheet offsetting. ASU 2011-11 will require enhanced quantitative disclosures that will enable users to evaluate the effect of netting arrangements on an entity's statement of assets and liabilities, including the effect of rights of setoff associated with certain financial and derivative instruments. This new standard did not have an impact on Account E's financials.

   In May 2011, the FASB issued ASU No. 2011-4, Fair Value Measurement (Topic
820). The ASU generally aligns the principles for fair value measurements and the related disclosure requirements under GAAP and International Financial Reporting Standards. ASU 2011-4 changes certain fair value measurement principles and enhances the disclosure requirements, particularly for Level 3 fair value measurements. The amendment is effective on a prospective basis for interim and annual reporting periods beginning after December 15, 2011. Account E's adoption of this standard in 2012 did not have a material impact on Account E's financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

================================================================================

INVESTMENT  VALUATION,  TRANSACTIONS AND INCOME

   Investments in portfolio shares are valued at fair value using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day, as determined by the investment fund managers. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income and realized gain distributions are recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Account E does not hold any investments that are restricted as to resale.

   Investment income and net realized capital gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation period based on each contract's pro rata share of the assets of Account E as of the beginning of the valuation period.

FEDERAL INCOME TAXES

   No provision for federal income taxes has been made in the accompanying financial statements because the operations of Account E are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized capital gains (losses) are retained in Account E and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

Account E does not believe it has taken any material uncertain tax positions and, accordingly, it has not recorded any liability for uncertain tax positions or incurred any unrecognized tax benefits.

ANNUITY RESERVES

   Contract reserves for deferred annuities and for annuity payments not involving life contingencies are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (expense) and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

   Net assets allocated to contract owners' life contingent annuity payment reserves are computed according to the A2000 Annuitant Mortality Table. The standard assumed investment return is 3 percent or 5 percent based upon annuitant's selection. The mortality risk for life contingent payments is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. These transfers are included in the Net Transfer line of the accompanying Statement of Changes in Net Assets.

NET TRANSFERS

   The Net transfers line of the accompanying Statement of Changes in Net Assets is comprised of the net of any transfers into or from the fund from any other funds within this product plus any transfer of mortality risk as defined in the Annuity Reserves section above.

BREAKAGE

   Breakage is defined as the gain or loss resulting from the differences between the transaction effective and processing dates. This amount is included in the Net contract purchase payments line in the accompanying Statement of Changes in Net Assets. Breakage resulted in income of $2,625 for the year ended December 31, 2013 and an expense of $1,433 for the year ended December 31, 2012.

(3) FINANCIAL INSTRUMENTS AND FAIR VALUE

   Account E values all investments at fair value. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs are inputs that market participants would use in pricing the investment based on available market data. Unobservable inputs are inputs that reflect Account E's assumptions about the factors market participants would use in valuing the investment based on the best information available in the circumstances. The hierarchy is broken down into three levels based on the observability of inputs as follows:

   o Level 1- Valuations based on quoted prices in active markets for identical investments.

   o Level 2- Valuations based on (i) quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly; (ii) quoted prices for similar investments in active markets; and (iii) inputs other than quoted prices that are observable or inputs derived from or corroborated by market data for substantially the full term of the investment.

   o Level 3- Valuations based on inputs that are unobservable, supported by little or no market activity, and that are significant to the overall fair value measurement.

   The availability of observable inputs can vary from investment to investment and is affected by a wide variety of factors, such as, the type of product, whether the product is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the investment.

   Investments in registered investment companies are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day, as determined by the respective fund managers. Account E includes these prices in the amounts disclosed in Level 1 of the fair value hierarchy. Prior to 2013, Account E classified its investments in registered investment companies as Level 2. The fair value of investments of registered investment companies at December 31, 2012 has been reclassified from Level 2 to Level 1.

   The following table presents our assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

================================================================================



                          FAIR VALUE MEASUREMENTS USING
--------------------------------------------------------------------------------

                                      Quoted
                                     prices in        Significant
                                  Active Markets         Other      Significant
                                   for Identical      Observable    Unobservable
                 Total As of          Assets            Inputs         Inputs
                 12/31/2013          (Level 1)         (Level 2)     (Level 3)
--------------------------------------------------------------------------------
Assets:
Mutual
  Funds:
  Balanced     $   12,412,755     $  12,412,755       $         -   $          -
  Bond             14,988,118        14,988,118                 -              -
  Money
    Market         11,406,920        11,406,920                 -              -
  Stock           145,892,800       145,892,800                 -              -
--------------------------------------------------------------------------------
               $  184,700,593     $ 184,700,593                 -              -
               =================================================================

  Account E's investments include various mutual funds whose fair value is calculated using the net asset value (NAV) per share. The following table indicates the investments with a reported NAV:



              FAIR VALUE USING NAV PER SHARE AS OF DECEMBER 31, 2013
--------------------------------------------------------------------------------
                                                      Redemption       Other
                Fair Value     Unfunded   Redemption    Notice       redemption
Investment      using NAV     commitment  frequency    Period*      restrictions
--------------------------------------------------------------------------------
Mutual
  Funds:
  Balanced     $ 12,412,755      N/A         Daily    0 - 90 days       None
  Bond           14,988,118      N/A         Daily    0 - 90 days       None
  Money
    Market       11,406,920      N/A         Daily    None              None
  Stock         145,892,800      N/A         Daily    0 - 90 days       None
               ------------
               $184,700,593
               ============

* Varies by individual fund.

(4) PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES

   The aggregate cost of purchases of investments in portfolio shares was $126,840,967 and $155,314,881 for the years ended December 31, 2013 and 2012, respectively. The aggregate proceeds from sales of investments in portfolio shares were $149,360,512 and $179,780,119 for the years ended December 31, 2013 and 2012, respectively.

(5) DEDUCTIONS AND EXPENSES

   Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

   The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

   The Company deducts a total daily charge from the total investments of Account E at per annum rates ranging from 1.25 percent to 1.80 percent. The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. The administrative expense charge per annum ranges from 0 percent to .15 percent. For contracts with optional riders (guaranteed minimum death benefit, guaranteed minimum income benefit and guaranteed minimum withdrawal benefit) an additional per annum fee ranging from .35 percent to 1.10 percent is added to the base percentage. The total fees were $2,471,934 and $2,537,757 for the years ended December 31, 2013 and 2012, respectively. The administrative expenses were $185,676 and $182,314 for the years ended December 31, 2013 and 2012, respectively.

   Pursuant to an agreement between Account E and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to Account E, as well as a minimum death benefit prior to retirement for the contracts. The Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies by product and ranges up to 9 percent based upon the number of years the contract has been held. In addition, the Company deducts units from certain individual contracts annually and upon full surrender to cover an administrative fee of $30 unless the value of the contract is $25,000 or greater. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. Sales and administrative charges were $235,209 and $342,859 for the years ended December 31, 2013 and 2012, respectively.

(6) FINANCIAL HIGHLIGHTS

  The following table discloses total returns, investment income and expense ratios for each offered fund in Account E. Account E includes a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's accounts balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

  The total return is defined as the percentage change of unit values from the beginning of the period represented to the end of the period represented. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date though the end of the reporting period and is presented as a range of minimum to maximum returns, based on minimum and maximum returns within each product grouping of the applicable fund.

  The investment income ratio is the ratio of income dividends to the average daily net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

  The expense ratio consists of the annualized mortality and expense charge for each period indicated. This ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded. Details begin on the following page.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

===============================================================================================================
                                    LOWEST HIGHEST      LOWEST HIGHEST    TOTAL    LOWEST HIGHEST    INVESTMENT
                            UNITS  ----------------    ---------------- NET ASSETS ---------------     INCOME
FUND DESCRIPTION           (000s)     UNIT VALUE        EXPENSE RATIO     (000s)    TOTAL RETURN        RATIO
===============================================================================================================
THE ALGER PORTFOLIOS:
   Capital Appreciation Portfolio
     December 31, 2013 ...  1,095  $   2.49  $35.88    1.40%    3.40%   $ 8,434    30.69%   35.33%     0.36%
     December 31, 2012 ...  1,198      1.84   26.92    1.40%    3.40%     7,185    14.32%   17.95%     1.01%
     December 31, 2011 ...  1,330      1.56   23.07    1.40%    3.40%     6,816    -3.65%    0.00%     0.11%
     December 31, 2010 ...  1,536      1.56   23.47    1.40%    3.40%     8,054    10.21%   13.87%     0.41%
     December 31, 2009 ...  1,682      1.37   20.87    1.40%    3.40%     7,914    46.03%   50.55%     0.00%
   Large Cap Growth Portfolio
     December 31, 2013 ...  1,467      1.67   20.39    1.40%    3.40%     4,770    30.60%   35.77%     0.80%
     December 31, 2012 ...  1,624      1.23   15.31    1.40%    3.40%     3,918     6.11%    9.82%     1.15%
     December 31, 2011 ...  1,883      1.12   14.13    1.40%    3.40%     4,244    -3.68%   -0.88%     1.00%
     December 31, 2010 ...  2,039      1.13   14.38    1.40%    3.40%     4,765     9.69%   14.14%     0.76%
     December 31, 2009 ...  2,368      0.99   12.86    1.40%    3.40%     5,238    42.59%   47.76%     0.66%
   Mid Cap Growth Portfolio
     December 31, 2013 ...    676      1.98   27.64    1.40%   29.20%     2,834    31.27%   35.62%     0.33%
     December 31, 2012 ...    745      1.46   20.64    1.40%   33.77%     2,416    12.30%   15.87%     0.00%
     December 31, 2011 ...    844      1.26   18.01    1.40%   32.35%     2,435   -11.29%   -8.03%     0.33%
     December 31, 2010 ...    974      1.37   19.91    1.40%   34.25%     3,129    15.39%   19.13%     0.00%
     December 31, 2009 ...  1,155      1.15   16.91    1.40%   30.54%     3,298    46.53%   51.32%     0.00%
   Small Cap Growth Portfolio
     December 31, 2013 ...    636      2.56   22.38    1.40%    3.40%     2,010    29.81%   34.03%     0.00%
     December 31, 2012 ...    696      1.91   16.94    1.40%    3.40%     1,655     8.70%   13.02%     0.00%
     December 31, 2011 ...    798      1.69   15.30    1.40%    3.40%     1,721    -6.39%   -3.43%     0.00%
     December 31, 2010 ...    955      1.75   16.06    1.40%    3.40%     2,164    21.09%   25.00%     0.00%
     December 31, 2009 ...  1,127      1.40   13.03    1.40%    3.40%     2,091    40.67%   45.83%     0.00%
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:
   Growth and Income Portfolio
     December 31, 2013 ...    254      1.77   17.68    1.40%    3.25%       821    30.62%   33.13%     1.29%
     December 31, 2012 ...    271      1.33   13.28    1.40%    3.25%       644    13.79%   15.95%     1.67%
     December 31, 2011 ...    221      1.15   11.46    1.40%    3.25%       388     2.94%    5.50%     1.32%
     December 31, 2010 ...    188      1.09   10.93    1.40%    3.25%       266     9.37%   11.53%     0.00%
     December 31, 2009 ...    309      0.98    9.80    1.40%    3.25%       351    17.08%   19.51%     4.51%
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
   Balanced Fund
     December 31, 2013 ...     43     13.01   15.48    1.40%    3.40%       659    13.43%   15.78%     1.57%
     December 31, 2012 ...     45     11.47   13.37    1.40%    3.40%       592     8.11%   10.22%     2.07%
     December 31, 2011 ...     52     10.61   12.13    1.40%    3.40%       626     1.82%    3.94%     1.95%
     December 31, 2010 ...     38     10.42   11.67    1.40%    3.40%       435     7.87%    9.99%     1.91%
     December 31, 2009 ...     36      9.66   10.61    1.40%    3.40%       383    11.68%   13.96%     4.85%
   Income & Growth Fund
     December 31, 2013 ...    506      1.73    19.32    1.40%    3.40%    1,790     31.35%  36.36%     2.23%
     December 31, 2012 ...    514      1.29    14.42    1.40%    3.40%    1,462     10.89%  14.40%     2.14%
     December 31, 2011 ...    567      1.14    12.75    1.40%    3.40%    1,096     -0.31%   3.31%     1.52%
     December 31, 2010 ...    637      1.12    12.54    1.40%    3.40%    1,091     10.24%  14.15%     1.52%
     December 31, 2009 ...    659      1.00    11.14    1.40%    3.40%    1,012     14.19%  17.78%     4.91%
   Inflation Protection Fund
     December 31, 2013 ...     25     10.84    13.16    1.40%    3.40%      323    -11.58%  -9.74%     1.60%
     December 31, 2012 ...     44     12.26    14.58    1.40%    3.40%      631      3.81%   5.88%     2.46%
     December 31, 2011 ...     42     11.81    13.77    1.40%    3.40%      576      8.05%  10.16%     4.02%
     December 31, 2010 ...     29     10.93    12.50    1.40%    3.40%      364      1.58%   3.65%     1.70%
     December 31, 2009 ...     20     10.76    12.06    1.40%    3.40%      233      6.53%   8.75%     1.30%
   International Fund
     December 31, 2013 ...    308      1.84    18.08    1.40%    3.40%    1,292     18.31%  21.85%     1.58%
     December 31, 2012 ...    341      1.51    14.98    1.40%    3.40%    1,034     17.05%  21.77%     0.85%
     December 31, 2011 ...    375      1.24    12.54    0.70%    3.40%      794    -14.98% -12.06%     1.44%
     December 31, 2010 ...    460      1.41    14.45    0.88%    3.40%    1,323      9.55%  12.80%     2.45%
     December 31, 2009 ...    489      1.25    12.94    1.22%    3.40%    1,203     29.29%  34.41%     2.01%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

=======================================================================================================================
                                             LOWEST HIGHEST    LOWEST HIGHEST     TOTAL     LOWEST HIGHEST   INVESTMENT
                                     UNITS  ----------------- ---------------- NET ASSETS  ----------------    INCOME
FUND DESCRIPTION                     (000s)    UNIT VALUE      EXPENSE RATIO     (000s)      TOTAL RETURN      RATIO
=======================================================================================================================
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:(continued)
   Large Company Value Fund
     December 31, 2013 .........       12   $10.23  $11.12     1.40%  2.65%    $   137     27.88%   29.45%     1.64%
     December 31, 2012 .........        6     8.00    8.59     1.40%  2.65%         48     13.31%   14.84%     1.93%
     December 31, 2011 .........        3     7.06    7.48     1.40%  2.65%         19     -1.53%   -0.27%     1.74%
     December 31, 2010 .........       --     7.17    7.50     1.40%  2.65%         --      8.14%    9.33%     1.26%
     December 31, 2009 .........        1     6.63    6.86     1.40%  2.65%          5     16.93%   18.48%     2.49%
   Ultra Fund
     December 31, 2013 .........        2    14.06   15.28     1.40%  2.65%         29     33.52%   35.10%     0.24%
     December 31, 2012 .........        2    10.53   11.31     1.40%  2.65%         22     10.96%   12.43%     0.00%
     December 31, 2011 .........        2     9.49   10.06     1.40%  2.65%         25     -1.66%   -0.40%     0.00%
     December 31, 2010 .........        2     9.65   10.10     1.40%  2.65%         24     13.13%   14.51%     0.37%
     December 31, 2009 .........        2     8.53    8.82     1.40%  2.65%         14     31.03%   32.63%     0.03%
   Value Fund
     December 31, 2013 .........      730    2.43   25.30      1.40%  3.40%      3,218     27.35%   31.35%     1.62%
     December 31, 2012 .........      859    1.85   19.48      1.40%  3.40%      2,797     10.79%   14.91%     1.89%
     December 31, 2011 .........      999    1.61   17.24      1.40%  3.40%      3,194     -2.42%    0.63%     2.02%
     December 31, 2010 .........    1,150    1.60   17.31      1.40%  3.40%      3,483      9.64%   13.48%     2.14%
     December 31, 2009 .........    1,296    1.41   15.47      1.40%  3.40%      3,623     15.83%   20.51%     6.02%
   Vista Fund
     December 31, 2013 .........        4   11.30   12.28      1.40%  2.65%         45     26.82%   28.32%     0.00%
     December 31, 2012 .........        8    8.91    9.57      1.40%  2.65%         73     12.50%   14.06%     0.00%
     December 31, 2011 .........        9    7.92    8.39      1.40%  2.65%         78    -10.20%   -9.20%     0.00%
     December 31, 2010 .........       10    8.82    9.24      1.40%  2.65%         97     20.66%   22.22%     0.00%
     December 31, 2009 .........       10    7.31    7.56      1.40%  2.65%         79     19.25%   20.77%     0.00%
COLUMBIA FUNDS VARIABLE SERIES TRUST:
   Seligman Global Technology Portfolio
     December 31, 2013 .........      581    0.86   18.50      1.40%   3.40%       914     21.31%   25.71%     0.00%
     December 31, 2012 .........      673    0.70   14.98      1.40%   3.40%       855      3.39%    6.87%     0.00%
     December 31, 2011 .........      765    0.66   14.22      1.40%   3.40%       937     -9.16%   -5.76%     0.00%
     December 31, 2010 .........      342    0.71   15.38      1.40%   3.40%       506     11.26%   14.88%     0.00%
     December 31, 2009 .........      400    0.63   13.58      1.40%   3.40%       887     56.78%   61.54%     0.00%
DIREXION INSURANCE TRUST:
   Dynamic VP HY Bond Fund
     December 31, 2013 .........       --   10.01   11.91      1.40%   3.40%         3      0.50%    2.50%     2.82%
     December 31, 2012 .........       --    9.96   11.62      1.40%   3.40%         4      5.40%    7.69%     3.78%
     December 31, 2011 .........       --    9.45   10.79      1.40%   3.40%         3      1.50%    3.45%     7.10%
     December 31, 2010 .........        2    9.31   10.43      1.40%   3.40%        19      0.54%    2.56%     3.50%
     December 31, 2009 .........       11    9.26   10.17      1.40%   3.40%       114      6.07%    8.31%     4.16%
THE DREYFUS INVESTMENT PORTFOLIOS
   Small Cap Stock Index Portfolio
     December 31, 2013 .........       16   17.47   20.79      1.40%   3.40%       326     35.95%   38.79%     1.09%
     December 31, 2012 .........       14   12.85   14.98      1.40%   3.40%       217     11.93%   14.09%     0.51%
     December 31, 2011 .........       14   11.48   13.13      1.40%   3.40%       177     -2.79%   -0.83%     0.62%
     December 31, 2010 .........       12   11.81   13.24      1.40%   3.40%       158     21.63%   24.09%     0.51%
     December 31, 2009 .........       10    9.71   10.67      1.40%   3.40%       105     20.77%   23.35%     2.73%
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
     December 31, 2013 .........      643    1.60   16.91      1.40%   4.88%     1,974     29.80%   34.45%     1.23%
     December 31, 2012 .........      682    1.19   12.79      1.40%   4.63%     1,551      8.21%   12.26%     0.85%
     December 31, 2011 .........      774    1.06   11.61      1.40%   4.20%     1,723     -2.41%    0.95%     0.92%
     December 31, 2010 .........      895    1.05   11.69      1.40%   4.31%     1,912     10.92%   14.13%     0.89%
     December 31, 2009 .........    1,006    0.92   10.34      1.40%   3.40%     1,929     29.36%   33.33%     0.98%
DREYFUS STOCK INDEX FUND
     December 31, 2013 .........    3,897    1.88   18.80      1.40%   3.40%    14,863     27.59%   32.39%     1.81%
     December 31, 2012 .........    4,281    1.42   14.44      1.40%   3.40%    13,204     11.89%   15.45%     2.04%
     December 31, 2011 .........    4,686    1.23   12.65      0.70%   3.40%    12,275     -1.57%    1.65%     1.81%
     December 31, 2010 .........    5,306    1.21   12.60      0.88%   3.40%    14,046     11.03%   15.24%     1.82%
     December 31, 2009 .........    5,724    1.05   11.12      1.23%   3.40%    13,452     22.13%   26.51%     2.08%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

========================================================================================================================
                                            LOWEST HIGHEST    LOWEST HIGHEST     TOTAL    LOWEST   HIGHEST   INVESTMENT
                                     UNITS ----------------  ----------------  NET ASSETS ----------------     INCOME
FUND DESCRIPTION                     (000s)   UNIT VALUE      EXPENSE RATIO     (000s)       TOTAL RETURN       RATIO
========================================================================================================================
DREYFUS VARIABLE INVESTMENT FUND:
   International Value Portfolio
     December 31, 2013 .........      353  $ 1.62   $16.23     1.40%  3.40%   $   756      18.92%   23.33%     2.15%
     December 31, 2012 .........      444    1.34    13.38     1.40%  3.40%       775       8.77%   12.78%     3.01%
     December 31, 2011 .........      511    1.20    12.04     1.40%  3.40%       793     -21.19%  -18.90%     2.26%
     December 31, 2010 .........      681    1.50    14.98     1.40%  3.40%     1,327       0.98%    4.46%     1.77%
     December 31, 2009 .........      700    1.45    14.54     1.40%  3.40%     1,454      26.64%   30.83%     4.30%
FEDERATED INSURANCE SERIES:
   High Income Bond Fund II
     December 31, 2013 .........      224    2.70    20.43     1.40%  3.40%     1,280       3.44%    7.14%     7.00%
     December 31, 2012 .........      263    2.52    19.36     1.40%  3.40%     1,415      10.84%   14.55%     7.86%
     December 31, 2011 .........      270    2.20    17.12     1.40%  3.40%     1,436       1.67%    5.26%     9.93%
     December 31, 2010 .........      367    2.09    16.51     1.40%  3.40%     1,975      10.87%   14.84%     8.14%
     December 31, 2009 .........      491    1.82    14.59     1.40%  3.40%     3,115      47.82%   52.94%     6.51%
   Kaufmann Fund II
     December 31, 2013 .........        9   12.58    14.36     1.40%  3.25%       124      35.27%   37.68%     0.00%
     December 31, 2012 .........       11    9.30    10.43     1.40%  3.25%       112      13.28%   15.38%     0.00%
     December 31, 2011 .........       11    8.21     9.04     1.40%  3.25%       103     -16.31%  -14.64%     0.90%
     December 31, 2010 .........       12    9.81    10.59     1.40%  3.25%       129      14.07%   16.12%     0.00%
     December 31, 2009 .........       13    8.60     9.12     1.40%  3.25%       121      25.00%   27.20%     0.00%
   Managed Volatility Fund II
     December 31, 2013 .........      249    1.95    20.01     1.40%  3.40%       904      17.63%   21.88%     2.64%
     December 31, 2012 .........      205    1.60    16.70     1.40%  3.40%       702       9.75%   13.48%     2.95%
     December 31, 2011 .........      247    1.41    14.95     1.40%  3.40%       691       1.32%    5.22%     4.26%
     December 31, 2010 .........      312    1.34    14.50     1.40%  3.40%       835       8.35%   11.67%     6.91%
     December 31, 2009 .........      457    1.20    13.14     1.40%  3.40%     1,368      23.93%   29.03%     5.06%
GUGGENHEIM VARIABLE INSURANCE FUNDS:
   CLS AdvisorOne Amerigo Fund
     December 31, 2013 .........       88   12.86    15.30     1.40%  3.40%     1,320      19.29%   21.72%     0.01%
     December 31, 2012 ........        95   10.78    12.57     1.40%  3.40%     1,178       9.89%   12.13%     0.00%
     December 31, 2011 ........       113    9.81    11.21     1.40%  3.40%     1,255     -10.41%   -8.56%     0.00%
     December 31, 2010 ........       128   10.95    12.26     1.40%  3.40%     1,551      11.28%   13.52%     0.09%
     December 31, 2009 ........       138    9.84    10.80     1.40%  3.40%     1,477      34.79%   37.40%     0.62%
   CLS AdvisorOne Clermont Fund
     December 31, 2013 ........        48   10.54    12.54     1.40%  3.40%       603       6.46%    8.57%     1.52%
     December 31, 2012 ........        42    9.90    11.55     1.40%  3.40%       487       7.03%    9.27%     1.54%
     December 31, 2011 ........        48    9.25    10.57     1.40%  3.40%       506      -3.55%   -1.67%     1.85%
     December 31, 2010 ........        41    9.59    10.75     1.40%  3.40%       440       7.27%    9.47%     1.71%
     December 31, 2009 ........        48    8.94     9.82     1.40%  3.40%       476      18.41%   20.94%     1.83%
   Long Short Equity Fund
     December 31, 2013 ........        17    1.80    17.98     1.40%  3.40%        87      13.54%   16.13%     0.00%
     December 31, 2012 ........        20    1.55    15.52     1.40%  3.40%        80       0.94%    2.92%     0.00%
     December 31, 2011 ........        20    1.51    15.08     1.40%  3.40%        80      -9.64%   -7.82%     0.00%
     December 31, 2010 ........        29    1.64    16.36     1.40%  3.40%       138       7.45%   10.07%     0.00%
     December 31, 2009 ........        32    1.49    14.92     1.40%  3.40%       181      23.04%   25.48%     0.10%
   Multi-Hedge Strategies Fund
     December 31, 2013 ........         1    7.42     8.69     1.40%  3.40%         6      -1.72%    0.23%     0.00%
     December 31, 2012 ........         1    7.55     8.67     1.40%  3.40%         6      -1.31%    0.70%     0.37%
     December 31, 2011 ........         1    7.65     8.61     1.40%  3.40%        13       0.00%    2.01%     0.00%
     December 31, 2010 ........         2    7.65     8.44     1.40%  3.40%        15       2.68%    4.71%     0.00%
     December 31, 2009 ........         1    7.45     8.06     1.40%  3.40%        10      -6.52%   -4.62%     1.08%
   Rydex Banking Fund
     December 31, 2013 ........         5    5.31     8.00     1.40%  3.40%        33      24.65%   27.47%     0.37%
     December 31, 2012 ........        79    4.26     6.28     1.40%  3.40%       400      20.00%   22.52%     0.24%
     December 31, 2011 ........        10    3.55     5.13     1.40%  3.40%        41     -24.79%  -23.32%     0.22%
     December 31, 2010 ........        18    4.72     6.69     1.40%  3.40%       100       9.26%   11.50%     0.27%
     December 31, 2009 ........       138    4.32     6.00     1.40%  3.40%       653      -6.65%   -4.72%     3.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

===========================================================================================================================
                                             LOWEST  HIGHEST     LOWEST   HIGHEST    TOTAL     LOWEST  HIGHEST   INVESTMENT
                                     UNITS  ------------------  ------------------ NET ASSETS  ---------------     INCOME
FUND DESCRIPTION                     (000s)     UNIT VALUE         EXPENSE RATIO     (000s)      TOTAL RETURN      RATIO
===========================================================================================================================
GUGGENHEIM VARIABLE INSURANCE FUNDS:(continued)
   Rydex Basic Materials Fund
     December 31, 2013 ........         11   $15.42  $19.29       1.40%   3.40%    $   194      -2.10%   -0.16%    1.04%
     December 31, 2012 ........         10    15.75   19.32       1.40%   3.40%        177       7.00%    9.15%    0.00%
     December 31, 2011 ........         29    14.72   17.70       1.40%   3.40%        499     -19.25%  -17.60%    0.00%
     December 31, 2010 ........         50    18.23   21.48       1.40%   3.40%      1,039      22.43%   24.94%    0.50%
     December 31, 2009 ........         76    14.89   17.20       1.40%   3.40%      1,255      50.25%   53.31%    0.24%
   Rydex Biotechnology Fund
     December 31, 2013 ........         60    19.42   24.41       1.40%   3.40%      1,422      49.07%   52.09%    0.00%
     December 31, 2012 ........         75    12.77   16.05       1.40%   3.40%      1,170      31.35%   34.09%    0.00%
     December 31, 2011 ........         59     9.53   11.97       1.40%   3.40%        684       6.87%    9.16%    0.00%
     December 31, 2010 ........         78     8.73   10.98       1.40%   3.40%        829       7.02%    9.15%    0.00%
     December 31, 2009 ........         63     8.00   10.06       1.40%   3.40%        603      14.39%   16.71%    0.00%
   Rydex Commodities Strategy Fund
     December 31, 2013 ........         15     4.30    5.07       1.40%   3.40%         78      -6.52%   -4.52%    0.00%
     December 31, 2012 ........         18     4.60    5.31       1.40%   3.40%         94      -4.76%   -2.93%    0.00%
     December 31, 2011 ........         22     4.83    5.47       1.40%   3.40%        119      -9.72%   -7.91%    9.50%
     December 31, 2010 ........         28     5.35    5.94       1.40%   3.40%        165       4.46%    6.64%    0.00%
     December 31, 2009 ........         31     5.12    5.57       1.40%   3.40%        168       7.79%    9.94%    1.55%
   Rydex Consumer Products Fund
     December 31, 2013 ........         41    16.72   24.97       1.40%   3.40%        834      23.94%   26.50%    2.24%
     December 31, 2012 ........         41    13.49   19.74       1.40%   3.40%        654       5.39%    7.52%    1.08%
     December 31, 2011 ........         53    12.80   18.36       1.40%   3.40%        792       9.97%   12.18%    1.56%
     December 31, 2010 ........         69    11.64   16.37       1.40%   3.40%        924      13.45%   15.69%    2.51%
     December 31, 2009 ........         22    10.26   14.15       1.40%   3.40%        287      15.02%   17.47%    1.31%
   Rydex Dow 2X Strategy Fund
     December 31, 2013 ........         58    14.88   17.94       1.40%   3.40%        997      57.29%   60.47%    0.00%
     December 31, 2012 ........        106     9.46   11.18       1.40%   3.40%      1,128      13.16%   15.50%    0.00%
     December 31, 2011 ........        124     8.36    9.68       1.40%   3.40%      1,156       5.42%    7.64%    0.00%
     December 31, 2010 ........        170     7.93    9.00       1.40%   3.40%      1,487      20.48%   22.95%    0.69%
     December 31, 2009 ........        139     6.58    7.32       1.40%   3.40%      1,006      32.39%   34.97%    0.00%
   Rydex Electronics Fund
     December 31, 2013 ........         10     5.27    8.91       1.40%   3.40%         71      30.60%   33.18%    0.47%
     December 31, 2012 ........          5     3.96    6.69       1.40%   3.40%         22      -2.43%   -0.25%    0.00%
     December 31, 2011 ........          7     3.97    6.72       1.40%   3.40%         34     -19.21%  -17.55%    0.00%
     December 31, 2010 ........         12     4.82    8.15       1.40%   3.40%         82       5.79%    8.07%    0.00%
     December 31, 2009 ........         28     4.46    7.55       1.40%   3.40%        167      66.01%   69.66%    0.00%
   Rydex Energy Fund
     December 31, 2013 ........         47    19.22   23.33       1.40%   3.40%      1,072      19.30%   21.77%    0.21%
     December 31, 2012 ........         49    16.11   19.16       1.40%   3.40%        928      -1.04%    0.96%    0.00%
     December 31, 2011 ........         79    16.28   18.98       1.40%   3.40%      1,482      -8.95%   -7.14%    0.00%
     December 31, 2010 ........        127    17.88   20.44       1.40%   3.40%      2,565      15.06%   17.43%    0.58%
     December 31, 2009 ........        124    15.54   17.41       1.40%   3.40%      2,114      33.85%   36.59%    0.00%
   Rydex Energy Services Fund
     December 31, 2013 ........         41    16.73   23.54       1.40%   3.40%        913      19.75%   22.21%    0.00%
     December 31, 2012 ........         33    13.69   19.27       1.40%   3.40%        586      -2.94%   -0.98%    0.00%
     December 31, 2011 ........         80    13.83   19.46       1.40%   3.40%      1,472     -12.34%  -10.54%    0.00%
     December 31, 2010 ........        108    15.46   21.76       1.40%   3.40%      2,240      21.82%   24.28%    0.00%
     December 31, 2009 ........        143    12.44   17.51       1.40%   3.40%      2,404      57.09%   60.20%    0.00%
   Rydex Europe 1.25X Strategy Fund
     December 31, 2013 ........         41     9.52   12.16       1.40%   3.40%        457      19.75%   22.22%    0.28%
     December 31, 2012 ........         28     7.95    9.95       1.40%   3.40%        280      17.60%   20.02%    1.26%
     December 31, 2011 ........         10     6.76    8.29       1.40%   3.40%         81     -17.96%  -16.35%    0.00%
     December 31, 2010 ........         16     8.24    9.91       1.40%   3.40%        151     -13.72%  -11.96%    1.03%
     December 31, 2009 ........         43     9.55   11.27       1.40%   3.40%        476      31.00%   33.85%    2.64%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

==========================================================================================================================
                                             LOWEST   HIGHEST    LOWEST   HIGHEST     TOTAL   LOWEST   HIGHEST  INVESTMENT
                                     UNITS  ------------------  ------------------ NET ASSETS ----------------    INCOME
FUND DESCRIPTION                     (000s)     UNIT VALUE         EXPENSE RATIO     (000s)    TOTAL RETURN       RATIO
==========================================================================================================================
GUGGENHEIM VARIABLE INSURANCE FUNDS:(continued)
   Rydex Financial Services Fund
     December 31, 2013 ........        63   $  7.73   $  9.52     1.40%    3.40%    $   577     23.29%  25.76%    0.61%
     December 31, 2012 ........        17      6.27      7.57     1.40%    3.40%        129     18.53%  21.10%    0.10%
     December 31, 2011 ........        28      5.29      6.26     1.40%    3.40%        169    -17.73% -16.09%    0.16%
     December 31, 2010 ........        21      6.43      7.46     1.40%    3.40%        154     10.67%  12.86%    0.89%
     December 31, 2009 ........        20      5.81      6.61     1.40%    3.40%        129     15.51%  18.12%    0.93%
   Rydex Government Long Bond 1.2X Strategy Fund
     December 31, 2013 ........        29      1.36     19.67     1.40%    3.40%        292    -20.95% -19.39%    0.82%
     December 31, 2012 ........        72      1.69     24.40     1.40%    3.40%        842     -0.46%   1.81%    0.73%
     December 31, 2011 ........       214      1.66     24.02     1.40%    3.40%      1,397     36.73%  39.57%    1.72%
     December 31, 2010 ........       134      1.19     17.21     1.40%    3.40%      1,120      6.47%   9.17%    2.19%
     December 31, 2009 ........        87      1.09     15.85     1.40%    3.40%        572    -33.82% -32.50%    2.19%
   Rydex Health Care Fund
     December 31, 2013 ........        41     15.67     19.02     1.40%    3.40%        767     37.10%  39.86%    0.12%
     December 31, 2012 ........        32     11.43     13.60     1.40%    3.40%        421     13.17%  15.55%    0.00%
     December 31, 2011 ........        25     10.10     11.77     1.40%    3.40%        282      1.20%   3.25%    0.00%
     December 31, 2010 ........        35      9.98     11.40     1.40%    3.40%        393      3.21%   5.30%    0.27%
     December 31, 2009 ........        48      9.67     10.83     1.40%    3.40%        514     20.57%  22.93%    0.00%
   Rydex Internet Fund
     December 31, 2013 ........         8     11.94     20.67     1.40%    3.40%        148     46.18%  49.13%    0.00%
     December 31, 2012 ........         9      8.01     13.86     1.40%    3.40%        105     15.23%  17.66%    0.00%
     December 31, 2011 ........         6      6.81     11.78     1.40%    3.40%         65    -14.83% -13.14%    0.00%
     December 31, 2010 ........        13      7.84     13.57     1.40%    3.40%        151     16.72%  19.15%    0.00%
     December 31, 2009 ........        19      6.58     11.39     1.40%    3.40%        200     60.41%  63.68%    0.00%
   Rydex Inverse Dow 2X Strategy Fund
     December 31, 2013 ........       201      0.91      1.10     1.40%    3.40%        221    -45.56% -44.72%    0.00%
     December 31, 2012 ........       165      1.67      1.99     1.40%    3.40%        328    -25.22% -23.46%    0.00%
     December 31, 2011 ........       168      2.23      2.60     1.40%    3.40%        436    -29.65% -28.06%    0.00%
     December 31, 2010 ........       126      3.17      3.62     1.40%    3.40%        451    -32.55% -31.17%    0.00%
     December 31, 2009 ........       101      4.70      5.27     1.40%    3.40%        528    -46.53% -45.39%    0.00%
   Rydex Inverse Government Long Bond Strategy Fund
     December 31, 2013 ........        67      0.41      4.12     1.40%    3.40%         96     11.61%  13.89%    0.00%
     December 31, 2012 ........        42      0.36      3.63     1.40%    3.40%         63     -9.36%  -7.47%    0.00%
     December 31, 2011 ........        56      0.39      3.93     1.40%    3.40%        119    -32.81% -31.45%    0.00%
     December 31, 2010 ........        83      0.57      5.74     1.40%    3.40%        305    -15.73% -13.64%    0.00%
     December 31, 2009 ........       165      0.66      6.69     1.40%    3.40%        441     15.49%  17.86%    0.00%
   Rydex Inverse Mid-Cap Strategy Fund
     December 31, 2013 ........         1      1.97      2.38     1.40%    3.40%          2    -30.14% -28.53%    0.00%
     December 31, 2012 ........         1      2.82      3.33     1.40%    3.40%          3    -21.05% -19.37%    0.00%
     December 31, 2011 ........         2      3.57      4.13     1.40%    3.40%          8    -10.30%  -8.63%    0.00%
     December 31, 2010 ........         2      3.98      4.52     1.40%    3.40%          7    -27.90% -26.38%    0.00%
     December 31, 2009 ........         2      5.52      6.14     1.40%    3.40%         10    -37.41% -36.15%    0.00%
   Rydex Inverse NASDAQ-100(R) Strategy Fund
     December 31, 2013 ........        33      2.01      2.44     1.40%    3.40%         79    -31.63% -30.03%    0.00%
     December 31, 2012 ........        59      2.94      3.49     1.40%    3.40%        200    -21.43% -19.77%    0.00%
     December 31, 2011 ........       118      3.73      4.35     1.40%    3.40%        497    -13.26% -11.25%    0.00%
     December 31, 2010 ........        44      4.30      4.91     1.40%    3.40%        211    -23.89% -22.28%    0.00%
     December 31, 2009 ........        24      5.65      6.32     1.40%    3.40%        149    -42.06% -40.93%    0.12%
   Rydex Inverse Russell 2000(R) Strategy Fund
     December 31, 2013 ........         2      1.76      2.13     1.40%    3.40%          4    -33.33% -31.92%    0.00%
     December 31, 2012 ........        17      2.64      3.13     1.40%    3.40%         53    -20.77% -19.12%    0.00%
     December 31, 2011 ........         7      3.33      3.87     1.40%    3.40%         27    -10.72%  -8.94%    0.00%
     December 31, 2010 ........        23      3.73      4.25     1.40%    3.40%         94    -30.15% -28.62%    0.00%
     December 31, 2009 ........        21      5.34      5.96     1.40%    3.40%        125    -35.04% -33.78%    0.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

====================================================================================================================================
                                               LOWEST    HIGHEST    LOWEST    HIGHEST     TOTAL       LOWEST    HIGHEST   INVESTMENT
                                        UNITS  -----------------    -----------------   NET ASSETS    -----------------     INCOME
FUND DESCRIPTION                       (000s)     UNIT VALUE         EXPENSE RATIO        (000s)        TOTAL RETURN        RATIO
====================================================================================================================================
GUGGENHEIM VARIABLE INSURANCE FUNDS:(continued)
  Rydex Inverse S&P 500 Strategy Fund
    December 31, 2013 ...............    253   $ 0.27   $   3.36      1.40%      3.40%  $      464     -29.03%   -27.03%       0.00%
    December 31, 2012 ...............    117     0.37       4.65      1.40%      3.40%         225     -19.80%   -17.78%       0.00%
    December 31, 2011 ...............    261     0.45       5.69      1.40%      3.40%         674     -12.23%   -10.28%       0.00%
    December 31, 2010 ...............     87     0.51       6.35      1.40%      3.40%         189     -19.66%   -17.74%       0.00%
    December 31, 2009 ...............    138     0.62       7.78      1.40%      3.40%         260     -30.01%   -28.55%       0.00%
  Rydex Japan 2X Strategy Fund
    December 31, 2013 ...............     17    10.75      13.39      1.40%      3.40%         219      50.77%    53.89%       0.00%
    December 31, 2012 ...............     13     7.13       8.71      1.40%      3.40%         108      16.12%    18.50%       0.00%
    December 31, 2011 ...............     13     6.14       7.35      1.40%      3.40%          91     -31.32%   -29.93%       0.00%
    December 31, 2010 ...............     23     8.94      10.49      1.40%      3.40%         233      11.75%    14.06%       0.00%
    December 31, 2009 ...............     42     8.00       9.19      1.40%      3.40%         379      19.58%    22.07%       0.27%
  Rydex Leisure Fund
    December 31, 2013 ...............     18    15.36      18.65      1.40%      3.40%         314      37.63%    40.48%       2.28%
    December 31, 2012 ...............      1    11.16      13.28      1.40%      3.40%          16      17.23%    19.64%       0.00%
    December 31, 2011 ...............      2     9.44      11.10      1.40%      3.40%          23      -0.94%     1.00%       0.00%
    December 31, 2010 ...............      5     9.35      10.99      1.40%      3.40%          47      25.95%    28.61%       0.06%
    December 31, 2009 ...............      6     7.27       8.55      1.40%      3.40%          53      32.24%    34.88%       0.00%
  Rydex Mid Cap 1.5X Strategy Fund
    December 31, 2013 ...............     61     3.36      33.58      1.40%      3.40%         804      45.24%    48.19%       0.00%
    December 31, 2012 ...............     78     2.27      22.66      1.40%      3.40%         912      20.17%    22.70%       0.00%
    December 31, 2011 ...............     63     1.85      18.49      1.40%      3.40%         313     -10.72%    -8.87%       0.00%
    December 31, 2010 ...............     92     2.03      20.29      1.40%      3.40%         657      32.95%    35.63%       0.00%
    December 31, 2009 ...............     89     1.50      14.96      1.40%      3.40%         521      47.39%    50.35%       0.04%
  Rydex NASDAQ-100(R) Fund
    December 31, 2013 ...............     96     1.74      26.28      1.40%      3.40%       2,498      30.11%    34.88%       0.00%
    December 31, 2012 ...............    110     1.29      19.79      1.40%      3.40%       2,184      12.88%    16.22%       0.00%
    December 31, 2011 ...............    117     1.11      17.19      1.40%      3.40%       2,013      -1.27%     2.78%       0.00%
    December 31, 2010 ...............    160     1.08      17.06      1.40%      3.40%       2,707      14.56%    18.68%       0.00%
    December 31, 2009 ...............    205     0.91      14.60      1.40%      3.40%       2,952      46.93%    51.67%       0.00%
  Rydex NASDAQ-100(R) 2X Strategy Fund
    December 31, 2013 ...............     43    22.49      41.25      1.40%      3.40%       1,240      74.21%    77.73%       0.00%
    December 31, 2012 ...............     57    12.91      23.21      1.40%      3.40%         898      29.62%    32.25%       0.00%
    December 31, 2011 ...............     56     9.96      17.55      1.40%      3.40%         688      -4.05%    -2.02%       0.00%
    December 31, 2010 ...............    112    10.38      17.92      1.40%      3.40%       1,562      32.40%    35.08%       0.00%
    December 31, 2009 ...............    106     7.84      13.27      1.40%      3.40%       1,104     110.75%   114.72%       0.00%
  Rydex Nova Fund
    December 31, 2013 ...............     95     1.51      16.51      1.40%      3.40%       1,567      44.02%    49.50%       0.11%
    December 31, 2012 ...............    102     1.01      11.24      1.40%      3.40%       1,143      18.13%    21.69%       0.00%
    December 31, 2011 ...............    121     0.83       9.33      1.40%      3.40%       1,132      -4.42%    -1.19%       0.04%
    December 31, 2010 ...............    153     0.84       9.57      1.40%      3.40%       1,461      15.93%    20.00%       0.21%
    December 31, 2009 ...............    194     0.70       8.09      1.40%      3.40%       1,554      31.03%    34.62%       0.94%
  Rydex Precious Metals Fund
    December 31, 2013 ...............     84     6.23       8.80      1.40%      3.40%         646     -47.88%   -46.80%       0.96%
    December 31, 2012 ...............    115    11.71      16.55      1.40%      3.40%       1,691      -7.33%    -5.43%       0.00%
    December 31, 2011 ...............    161    12.39      17.50      1.40%      3.40%       2,582     -26.67%   -25.18%       0.07%
    December 31, 2010 ...............    200    16.56      23.40      1.40%      3.40%       4,357      33.44%    36.18%       0.00%
    December 31, 2009 ...............    239    12.16      17.19      1.40%      3.40%       3,806      44.31%    47.17%       0.00%
  Rydex Real Estate Fund
    December 31, 2013 ...............      6    12.63      18.32      1.40%      3.40%          92       0.40%     2.47%       1.92%
    December 31, 2012 ...............      9    12.58      17.88      1.40%      3.40%         145      14.36%    16.71%       1.09%
    December 31, 2011 ...............     12    11.00      15.32      1.40%      3.40%         159      -1.08%     0.87%       0.80%
    December 31, 2010 ...............     77    11.12      15.19      1.40%      3.40%         959      20.61%    23.16%       4.22%
    December 31, 2009 ...............     24     9.22      12.34      1.40%      3.40%         253      21.12%    23.52%       6.48%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

====================================================================================================================================
                                               LOWEST    HIGHEST   LOWEST    HIGHEST      TOTAL       LOWEST    HIGHEST   INVESTMENT
                                      UNITS    -----------------   -----------------    NET ASSETS    -----------------     INCOME
FUND DESCRIPTION                      (000S)      UNIT VALUE         EXPENSE RATIO        (000S)        TOTAL RETURN        RATIO
====================================================================================================================================
GUGGENHEIM VARIABLE INSURANCE FUNDS:(continued)
  Rydex Retailing Fund
    December 31, 2013 ...............      6   $15.88   $  20.48      1.40%      3.40%  $      119      31.24%    33.94%       0.01%
    December 31, 2012 ...............      4    12.10      15.29      1.40%      3.40%          62      12.87%    15.20%       0.00%
    December 31, 2011 ...............      3    10.72      13.28      1.40%      3.40%          40       1.71%     3.83%       0.00%
    December 31, 2010 ...............      7    10.54      12.79      1.40%      3.40%          85      21.01%    23.36%       0.00%
    December 31, 2009 ...............      9     8.71      10.37      1.40%      3.40%          96      39.36%    42.27%       0.00%
  Rydex Russell 2000(R) 1.5X Strategy Fund
    December 31, 2013 ...............     39     3.06      30.63      1.40%      3.40%         292      53.27%    56.36%       0.00%
    December 31, 2012 ...............     32     1.96      19.59      1.40%      3.40%         142      17.95%    20.41%       0.00%
    December 31, 2011 ...............     50     1.63      16.27      1.40%      3.40%         335     -15.05%   -13.30%       0.00%
    December 31, 2010 ...............     63     1.88      18.79      1.40%      3.40%         722      33.20%    36.23%       0.00%
    December 31, 2009 ...............     61     1.38      13.82      1.40%      3.40%         385      28.86%    31.43%       0.00%
  Rydex Russell 2000(R) 2X Strategy Fund
    December 31, 2013 ...............     43     9.48      10.83      1.40%      3.25%         464      79.89%    83.25%       0.00%
    December 31, 2012 ...............     20     5.27       5.91      1.40%      3.25%         115      24.88%    27.37%       0.00%
    December 31, 2011 ...............     13     4.22       4.64      1.40%      3.25%          59     -21.85%   -20.55%       0.00%
    December 31, 2010 ...............     57     5.40       5.84      1.40%      3.25%         328      43.62%    46.37%       0.00%
    December 31, 2009 ...............     16     3.76       3.99      1.40%      3.25%          66      31.47%    33.89%       0.01%
  Rydex S&P 500 2X Strategy Fund
    December 31, 2013 ...............     46    13.32      23.43      1.40%      3.40%         774      63.04%    66.43%       0.00%
    December 31, 2012 ...............     55     8.17      14.08      1.40%      3.40%         550      25.11%    27.60%       0.00%
    December 31, 2011 ...............     64     6.53      11.04      1.40%      3.40%         513      -7.11%    -5.24%       0.00%
    December 31, 2010 ...............    114     7.03      11.65      1.40%      3.40%         999      21.21%    23.69%       0.00%
    December 31, 2009 ...............    246     5.80       9.42      1.40%      3.40%       1,791      41.46%    44.44%       0.70%
  Rydex S&P 500 Pure Growth Fund
    December 31, 2013 ...............    167    15.15      18.26      1.40%      3.40%       2,916      36.61%    39.39%       0.00%
    December 31, 2012 ...............     26    11.09      13.10      1.40%      3.40%         333       9.48%    11.69%       0.00%
    December 31, 2011 ...............     61    10.13      11.73      1.40%      3.40%         709      -4.34%    -2.41%       0.00%
    December 31, 2010 ...............     83    10.59      12.02      1.40%      3.40%         991      20.89%    23.33%       0.00%
    December 31, 2009 ...............    105     8.76       9.75      1.40%      3.40%       1,018      42.21%    45.23%       0.00%
  Rydex S&P 500 Pure Value Fund
    December 31, 2013 ...............    152    15.21      18.35      1.40%      3.40%       2,682      40.31%    43.27%       0.00%
    December 31, 2012 ...............     58    10.84      12.81      1.40%      3.40%         729      18.21%    20.57%       0.44%
    December 31, 2011 ...............     47     9.17      10.63      1.40%      3.40%         497      -6.43%    -4.49%       0.02%
    December 31, 2010 ...............    190     9.80      11.13      1.40%      3.40%       2,111      16.25%    18.70%       1.46%
    December 31, 2009 ...............     60     8.43       9.38      1.40%      3.40%         558      46.30%    49.13%       1.87%
  Rydex S&P MidCap 400 Pure Growth Fund
    December 31, 2013 ...............     14    20.68      24.94      1.40%      3.40%         354      29.57%    32.17%       0.00%
    December 31, 2012 ...............     10    15.96      18.87      1.40%      3.40%         179      12.16%    14.45%       0.00%
    December 31, 2011 ...............     17    14.23      16.49      1.40%      3.40%         280      -3.98%    -2.01%       0.00%
    December 31, 2010 ...............     86    14.82      16.83      1.40%      3.40%       1,417      28.20%    30.77%       0.00%
    December 31, 2009 ...............     81    11.56      12.87      1.40%      3.40%       1,034      51.51%    54.69%       0.00%
  Rydex S&P MidCap 400 Pure Value Fund
    December 31, 2013 ...............     15    15.49      18.83      1.40%      3.40%         286      31.27%    33.93%       0.04%
    December 31, 2012 ...............     21    11.80      14.06      1.40%      3.40%         291      13.14%    15.34%       0.00%
    December 31, 2011 ...............     17    10.43      12.19      1.40%      3.40%         202     -10.32%    -8.41%       0.00%
    December 31, 2010 ...............     42    11.63      13.31      1.40%      3.40%         559      16.18%    18.49%       0.69%
    December 31, 2009 ...............     79    10.01      11.24      1.40%      3.40%         879      50.07%    53.16%       1.50%
  Rydex S&P SmallCap 600 Pure Growth Fund
    December 31, 2013 ...............     57    17.20      20.74      1.40%      3.40%       1,142      36.62%    39.38%       0.00%
    December 31, 2012 ...............     16    12.59      14.88      1.40%      3.40%         239       6.88%     9.06%       0.00%
    December 31, 2011 ...............     96    11.78      13.65      1.40%      3.40%       1,276       0.08%     2.11%       0.00%
    December 31, 2010 ...............     30    11.77      13.37      1.40%      3.40%         396      21.22%    23.68%       0.00%
    December 31, 2009 ...............    107     9.71      10.81      1.40%      3.40%       1,138      29.47%    32.19%       0.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

====================================================================================================================================
                                               LOWEST    HIGHEST   LOWEST    HIGHEST      TOTAL       LOWEST    HIGHEST   INVESTMENT
                                      UNITS    -----------------   -----------------    NET ASSETS    -----------------     INCOME
FUND DESCRIPTION                      (000s)      UNIT VALUE         EXPENSE RATIO        (000s)        TOTAL RETURN        RATIO
====================================================================================================================================
GUGGENHEIM VARIABLE INSURANCE FUNDS:(continued)
  Rydex S&P SmallCap 600 Pure Value Fund
    December 31, 2013 ...............     25   $14.77   $  18.11      1.40%    3.40%    $      446      38.04%    40.90%       0.29%
    December 31, 2012 ...............     37    10.70      12.86      1.40%    3.40%           467      16.43%    18.74%       0.00%
    December 31, 2011 ...............     44     9.19      10.83      1.40%    3.40%           457     -12.48%   -10.72%       0.00%
    December 31, 2010 ...............     30    10.50      12.13      1.40%    3.40%           363      20.83%    23.40%       0.00%
    December 31, 2009 ...............     33     8.69       9.83      1.40%    3.40%           326      56.86%    60.10%       0.87%
  Rydex Strengthening Dollar 2X Strategy Fund
    December 31, 2013 ...............      1     4.62       5.44      1.40%    3.40%             6      -6.10%    -4.39%       0.00%
    December 31, 2012 ...............     --     4.92       5.69      1.40%    3.40%             2      -9.56%    -7.63%       0.00%
    December 31, 2011 ...............      2     5.44       6.16      1.40%    3.40%            10      -7.48%    -5.52%       0.00%
    December 31, 2010 ...............      1     5.88       6.52      1.40%    3.40%             8      -7.69%    -5.78%       0.00%
    December 31, 2009 ...............     11     6.37       6.92      1.40%    3.40%            73     -18.65%   -17.03%       0.00%
  Rydex Technology Fund
    December 31, 2013 ...............     46     9.78      14.56      1.40%    3.40%           637      30.86%    33.61%       0.00%
    December 31, 2012 ...............      8     7.32      10.91      1.40%    3.40%            67       8.26%    10.43%       0.00%
    December 31, 2011 ...............      7     6.63       9.88      1.40%    3.40%            60     -12.23%   -10.43%       0.00%
    December 31, 2010 ...............     23     7.41      11.03      1.40%    3.40%           231       8.31%    10.60%       0.00%
    December 31, 2009 ...............     20     6.70       9.99      1.40%    3.40%           177      50.25%    53.46%       0.00%
  Rydex Telecommunications Fund
    December 31, 2013 ...............      4     7.71      10.71      1.40%    3.40%            44      13.51%    15.94%       1.06%
    December 31, 2012 ...............     10     6.65       9.24      1.40%    3.40%            88       1.30%     3.42%       2.55%
    December 31, 2011 ...............      9     6.43       8.94      1.40%    3.40%            71     -17.26%   -15.58%       0.86%
    December 31, 2010 ...............     11     7.62      10.59      1.40%    3.40%           110      10.75%    12.90%       0.89%
    December 31, 2009 ...............     27     6.75       9.38      1.40%    3.40%           242      24.37%    26.93%       3.99%
  Rydex Transportation Fund
    December 31, 2013 ...............     27    16.63      20.18      1.40%    3.40%           533      45.62%    48.63%       0.00%
    December 31, 2012 ...............     --    11.42      13.59      1.40%    3.40%             2      13.63%    15.96%       0.00%
    December 31, 2011 ...............     10    10.05      11.72      1.40%    3.40%           119     -14.10%   -12.34%       0.00%
    December 31, 2010 ...............     13    11.70      13.37      1.40%    3.40%           172      20.00%    22.46%       0.00%
    December 31, 2009 ...............     10     9.75      10.92      1.40%    3.40%           110      13.50%    15.68%       0.71%
  Rydex U.S. Government Money Market Fund
    December 31, 2013 ...............    625     0.95      10.97      1.40%    5.36%         3,166      -3.37%     0.00%       0.00%
    December 31, 2012 ...............    874     0.97      11.12      1.40%    6.25%         5,120      -3.37%     0.00%       0.00%
    December 31, 2011 ...............  1,244     0.98      11.28      1.40%    6.40%         7,776      -3.26%     0.00%       0.00%
    December 31, 2010 ...............  1,770     0.99      11.44      1.40%    6.19%        10,208      -3.37%     0.00%       0.01%
    December 31, 2009 ...............  2,204     1.01      11.60      1.40%    4.14%        15,350      -3.26%     0.00%       0.05%
  Rydex Utilities Fund
    December 31, 2013 ...............     25    10.42      17.56      1.40%    3.40%           352       9.87%    12.06%       1.92%
    December 31, 2012 ...............     81     9.30      15.67      1.40%    3.40%         1,169      -2.30%    -0.32%       2.81%
    December 31, 2011 ...............     98     9.33      15.72      1.40%    3.40%         1,407      12.43%    14.74%       2.26%
    December 31, 2010 ...............     89     8.14      13.70      1.40%    3.40%         1,075       3.27%     5.44%       4.61%
    December 31, 2009 ...............     53     7.72      13.00      1.40%    3.40%           579      10.05%    12.21%       4.61%
  Rydex Weakening Dollar 2X Strategy Fund
    December 31, 2013 ...............      3     8.42       9.92      1.40%    3.40%            26      -6.03%    -4.15%       0.00%
    December 31, 2012 ...............      3     8.96      10.35      1.40%    3.40%            29      -2.61%    -0.58%       0.00%
    December 31, 2011 ...............      4     9.20      10.41      1.40%    3.40%            36      -6.88%    -5.02%       0.00%
    December 31, 2010 ...............      6     9.88      10.96      1.40%    3.40%            62      -8.77%    -6.96%       0.00%
    December 31, 2009 ...............      9    10.83      11.78      1.40%    3.40%           108       3.04%     5.08%       0.03%
INVESCO VARIABLE INSURANCE FUNDS:
  Core Equity Fund
    December 31, 2013 ...............     53    13.18      17.12      1.40%    3.40%           808      24.93%    29.21%       1.36%
    December 31, 2012 ...............     59    10.55      13.25      1.40%    3.40%           717      10.01%    13.93%       1.01%
    December 31, 2011 ...............     62     9.59      11.63      1.40%    3.40%           668      -3.42%    -0.09%       0.89%
    December 31, 2010 ...............     74     9.93      11.64      1.40%    3.40%           808       5.98%     9.60%       0.69%
    December 31, 2009 ...............    194     9.37      10.62      1.40%    3.40%         1,951      23.94%    28.26%       1.36%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

====================================================================================================================================
                                               LOWEST    HIGHEST   LOWEST    HIGHEST      TOTAL       LOWEST    HIGHEST   INVESTMENT
                                      UNITS    -----------------   -----------------    NET ASSETS    -----------------     INCOME
FUND DESCRIPTION                      (000s)      UNIT VALUE         EXPENSE RATIO        (000s)        TOTAL RETURN        RATIO
====================================================================================================================================
INVESCO VARIABLE INSURANCE FUNDS:(continued)
  Diversified Dividend Fund
    December 31, 2013 ...............     21   $13.37   $  13.82      1.40%      2.65%  $      289      27.58%    29.16%       1.10%
    December 31, 2012 ...............     20    10.48      10.70      1.40%      2.65%         210      15.67%    17.07%       2.58%
    December 31, 2011 ...............     17     9.06       9.14      1.40%      2.65%         154      -9.31%    -8.51%       0.00%
    Inception April 29, 2011
  Global Health Care Fund
    December 31, 2013 ...............    167     1.94      19.37      1.40%      3.40%         638      35.85%    40.25%       0.63%
    December 31, 2012 ...............    189     1.40      13.97      1.40%      3.40%         819      16.83%    21.37%       0.00%
    December 31, 2011 ...............    174     1.17      11.72      1.40%      3.40%         324       0.50%     3.97%       0.00%
    December 31, 2010 ...............    142     1.14      11.44      1.40%      3.40%         273       1.82%     5.00%       0.00%
    December 31, 2009 ...............    151     1.10      11.01      1.40%      3.40%         327      23.38%    27.66%       0.27%
  Global Real Estate Fund
    December 31, 2013 ...............    144     2.79      27.91      1.40%      3.40%         691      -0.73%     1.27%       3.64%
    December 31, 2012 ...............    159     2.76      27.56      1.40%      3.40%         742      23.81%    26.61%       0.53%
    December 31, 2011 ...............    197     2.18      21.82      1.40%      3.40%         741      -9.57%    -7.78%       3.79%
    December 31, 2010 ...............    225     2.37      23.66      1.40%      3.40%         948      13.59%    16.18%       4.94%
    December 31, 2009 ...............    267     2.04      20.42      1.40%      3.40%         920      27.15%    29.94%       0.00%
   High Yield Fund
    December 31, 2013 ...............    138    14.70      17.84      1.40%      3.40%       2,417       3.38%     5.50%       1.63%
    December 31, 2012 ...............    537    14.22      16.91      1.40%      3.40%       8,722      13.31%    15.51%       5.07%
    December 31, 2011 ...............    742    12.55      14.64      1.40%      3.40%      10,491      -2.41%    -0.41%       9.65%
    December 31, 2010 ...............    255    12.86      14.70      1.40%      3.40%       3,618       9.73%    11.96%       9.53%
    December 31, 2009 ...............    332    11.72      13.13      1.40%      3.40%       4,241      47.79%    50.75%       8.85%
  Mid Cap Core Equity Fund
    December 31, 2013 ...............     66     2.23      22.30      1.40%      3.40%         286      24.19%    26.70%       0.51%
    December 31, 2012 ...............     65     1.76      17.61      1.40%      3.40%         229       6.88%     9.32%       0.00%
    December 31, 2011 ...............     74     1.61      16.14      1.40%      3.40%         227      -9.59%    -7.82%       0.08%
    December 31, 2010 ...............     79     1.75      17.51      1.40%      3.40%         304       9.99%    12.24%       0.34%
    December 31, 2009 ...............     93     1.56      15.60      1.40%      3.40%         401      25.41%    27.97%       0.76%
  Money Market Fund
    December 31, 2013 ...............    845     9.45      10.01      1.40%      3.40%       8,240      -3.37%     0.10%       0.03%
    December 31, 2012 ...............    961     9.78      10.00      1.40%      3.40%       9,517      -2.19%     0.00%       0.02%
    Inception May 1, 2012
  Technology Fund
    December 31, 2013 ...............    140     0.84      15.96      1.40%      3.40%         199      20.92%    25.00%       0.00%
    December 31, 2012 ...............    142     0.68      12.96      1.40%      3.40%         160       7.57%    11.39%       0.00%
    December 31, 2011 ...............    118     0.62      11.84      1.40%      3.40%         108      -8.19%    -4.82%       0.16%
    December 31, 2010 ...............    119     0.66      12.67      1.40%      3.40%         115      17.22%    20.29%       0.00%
    December 31, 2009 ...............    123     0.56      10.61      1.40%      3.40%         114      52.06%    56.82%       0.00%
  Value Opportunities Fund
    December 31, 2013 ...............     55     1.73      17.28      1.40%      3.40%         264      28.71%    31.41%       1.17%
    December 31, 2012 ...............     85     1.32      13.15      1.40%      3.40%         283      13.77%    16.81%       1.08%
    December 31, 2011 ...............    100     1.13      11.34      1.40%      3.40%         296      -6.68%    -4.71%       0.54%
    December 31, 2010 ...............    115     1.19      11.90      1.40%      3.40%         377       3.39%     5.50%       0.35%
    December 31, 2009 ...............    101     1.13      11.28      1.40%      3.40%         303      42.75%    46.75%       1.34%
JANUS ASPEN SERIES:
  Balanced Portfolio
    December 31, 2013 ...............     60    14.00      15.22      1.40%      2.65%         911      16.96%    18.44%       1.54%
    December 31, 2012 ...............     54    11.97      12.85      1.40%      2.65%         694      10.63%    12.03%       2.85%
    December 31, 2011 ...............     58    10.82      11.47      1.40%      2.65%         657      -1.01%     0.26%       2.46%
    December 31, 2010 ...............     52    10.93      11.44      1.40%      2.65%         594       5.60%     6.92%       2.95%
    December 31, 2009 ...............     41    10.35      10.70      1.40%      2.65%         440      22.63%    24.13%       3.03%
  Enterprise Portfolio
    December 31, 2013 ...............  1,859     3.22      27.88      1.40%      3.40%       8,372      27.96%    31.97%       0.50%
    December 31, 2012 ...............  2,065     2.44      21.36      1.40%      3.40%       7,241      13.36%    17.31%       0.00%
    December 31, 2011 ...............  2,299     2.08      18.47      1.40%      3.40%       7,131      -4.74%    -1.42%       0.00%
    December 31, 2010 ...............  2,580     2.11      19.00      1.40%      3.40%       8,340      21.66%    26.35%       0.07%
    December 31, 2009 ...............  2,874     1.67      15.31      1.40%      3.40%       7,569      40.02%    43.97%       0.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

====================================================================================================================================
                                               LOWEST    HIGHEST   LOWEST    HIGHEST      TOTAL       LOWEST    HIGHEST   INVESTMENT
                                      UNITS    -----------------   -----------------    NET ASSETS    -----------------     INCOME
FUND DESCRIPTION                      (000s)      UNIT VALUE         EXPENSE RATIO        (000s)        TOTAL RETURN        RATIO
====================================================================================================================================
JANUS ASPEN SERIES: (continued)
  Forty Portfolio
    December 31, 2013 ...............     14   $14.22   $  15.46      1.40%    2.65%    $      220      27.76%    29.48%       0.71%
    December 31, 2012 ...............     16    11.13      11.94      1.40%    2.65%           196      20.98%    22.34%       0.71%
    December 31, 2011 ...............     17     9.20       9.76      1.40%    2.65%           165      -9.18%    -7.92%       0.35%
    December 31, 2010 ...............     19    10.13      10.60      1.40%    2.65%           197       4.00%     5.26%       0.33%
    December 31, 2009 ...............     21     9.74      10.07      1.40%    2.65%           210      42.40%    44.27%       0.04%
 Global Research Portfolio
    December 31, 2013 ...............  2,632     3.21      16.16      1.40%    3.40%         8,801      24.07%    26.88%       1.21%
    December 31, 2012 ...............  2,892     2.53      12.76      1.40%    3.40%         7,692      16.07%    18.48%       0.86%
    December 31, 2011 ...............  3,297     2.14      10.77      1.40%    3.40%         7,503     -16.60%   -14.74%       0.58%
    December 31, 2010 ...............  3,615     2.51      12.67      1.40%    3.40%         9,664      11.98%    14.25%       0.61%
    December 31, 2009 ...............  3,950     2.20      11.09      1.40%    3.40%         9,326      33.08%    35.80%       1.43%
  Global Research Portfolio - Service
    December 31, 2013 ...............     --     1.42       1.42       N/A      N/A             --      27.93%    27.93%       0.00%
    December 31, 2012 ...............     --     1.11       1.11       N/A      N/A             --      19.35%    19.35%       0.00%
    December 31, 2011 ...............     --     0.93       0.93       N/A      N/A             --     -13.89%   -13.89%       0.00%
    December 31, 2010 ...............     --     1.08       1.08       N/A      N/A             --      16.13%    16.13%       0.00%
    December 31, 2009 ...............     --     0.93       0.93       N/A      N/A             --      36.76%    36.76%       0.00%
  Janus Portfolio
    December 31, 2013 ...............  2,987     3.09      24.66      1.40%    3.40%         9,714      26.03%    28.75%       0.79%
    December 31, 2012 ...............  3,226     2.40      19.19      1.40%    3.40%         8,212      14.55%    17.07%       0.55%
    December 31, 2011 ...............  3,529     2.05      16.41      1.40%    3.40%         7,769      -8.44%    -6.60%       0.59%
    December 31, 2010 ...............  3,880     2.20      17.57      1.40%    3.40%         9,142      10.70%    12.98%       1.09%
    December 31, 2009 ...............  4,324     1.95      15.56      1.40%    3.40%         9,181      31.74%    34.49%       0.54%
  Janus Portfolio - Service
    December 31, 2013 ...............     --     1.63       1.63      0.00%    0.00%            --      29.37%    29.37%       0.00%
    December 31, 2012 ...............     --     1.26       1.26      0.00%    0.00%            --      18.87%    18.87%       0.00%
    December 31, 2011 ...............     --     1.06       1.06      0.00%    0.00%            --      -5.36%    -5.36%       0.00%
    December 31, 2010 ...............     --     1.12       1.12      0.00%    0.00%            --      14.29%    14.29%       0.00%
    December 31, 2009 ...............     --     0.98       0.98      3.20%    3.20%            --      36.11%    36.11%       0.00%
  Overseas Portfolio
    December 31, 2013 ...............    239     3.54      35.40      1.40%    4.85%         1,877      10.75%    14.76%       3.19%
    December 31, 2012 ...............    290     3.13      31.33      1.40%    4.61%         1,402       9.66%    13.25%       0.64%
    December 31, 2011 ...............    409     2.80      28.00      1.40%    4.12%         1,757     -34.44%   -32.12%       0.43%
    December 31, 2010 ...............    559     4.19      41.87      1.40%    4.32%         4,338      21.11%    25.20%       0.68%
    December 31, 2009 ...............    587     3.39      33.88      1.40%    3.40%         3,861      73.64%    79.33%       0.59%
  Perkins Mid Cap Value Portfolio
    December 31, 2013 ...............      4    12.76      13.88      1.40%    2.65%            62      22.81%    24.37%       1.19%
    December 31, 2012 ...............      5    10.39      11.16      1.40%    2.65%            59       8.12%     9.63%       1.00%
    December 31, 2011 ...............      5     9.61      10.18      1.40%    2.65%            47      -5.13%    -4.05%       0.71%
    December 31, 2010 ...............      5    10.13      10.61      1.40%    2.65%            58      12.68%    14.09%       0.68%
    December 31, 2009 ...............      5     8.99       9.30      1.40%    2.65%            49      30.10%    31.91%       0.60%
LAZARD RETIREMENT SERIES, INC.:
  Emerging Markets Equity Portfolio
    December 31, 2013 ...............     37    23.67      28.73      1.40%    3.40%         1,048      -4.56%    -2.61%       1.24%
    December 31, 2012 ...............     42    24.80      29.50      1.40%    3.40%         1,226      17.93%    20.36%       1.51%
    December 31, 2011 ...............     56    21.03      24.51      1.40%    3.40%         1,348     -20.73%   -19.14%       1.33%
    December 31, 2010 ...............    102    26.53      30.31      1.40%    3.40%         3,056      18.60%    20.95%       1.11%
    December 31, 2009 ...............    201    22.37      25.06      1.40%    3.40%         4,934      64.24%    67.51%       3.51%
  International Equity Portfolio
    December 31, 2013 ...............     49    13.64      16.55      1.40%    3.40%           793      16.68%    19.06%       1.60%
    December 31, 2012 ...............     18    11.69      13.90      1.40%    3.40%           244      17.13%    19.42%       2.13%
    December 31, 2011 ...............     18     9.98      11.64      1.40%    3.40%           205     -10.41%    -8.56%       1.79%
    December 31, 2010 ...............     18    11.14      12.73      1.40%    3.40%           223       3.15%     5.21%       1.33%
    December 31, 2009 ...............     19    10.80      12.10      1.40%    3.40%           236      17.39%    19.80%       1.69%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

====================================================================================================================================
                                               LOWEST    HIGHEST   LOWEST    HIGHEST      TOTAL       LOWEST    HIGHEST   INVESTMENT
                                      UNITS    -----------------   -----------------    NET ASSETS    -----------------     INCOME
FUND DESCRIPTION                      (000s)      UNIT VALUE         EXPENSE RATIO        (000s)        TOTAL RETURN        RATIO
====================================================================================================================================
LAZARD RETIREMENT SERIES, INC.:(continued)
  US Small-Mid Cap Equity Portfolio
    December 31, 2013 ...............    378   $ 2.48   $  26.94      1.40%   3.40%     $    1,375      30.69%    34.95%       0.00%
    December 31, 2012 ...............    448     1.86      20.20      1.40%   3.40%          1,176       6.56%    10.06%       0.00%
    December 31, 2011 ...............    521     1.69      18.58      1.40%   3.40%          1,260     -12.11%    -8.65%       0.00%
    December 31, 2010 ...............    583     1.85      20.73      1.40%   3.40%          1,736      19.61%    23.33%       0.29%
    December 31, 2009 ...............    682     1.50      16.99      1.40%   3.40%          1,847      47.53%    53.06%       0.00%
  US Strategic Equity Portfolio
    December 31, 2013 ...............     56     1.65      17.09      1.40%   3.40%            259      23.71%    28.06%       0.95%
    December 31, 2012 ...............     50     1.30      13.53      1.40%   3.40%            206      10.25%    13.93%       0.94%
    December 31, 2011 ...............     76     1.16      12.04      1.40%   3.40%            280      -1.43%     2.52%       1.00%
    December 31, 2010 ...............     91     1.15      11.97      1.40%   3.40%            296       9.03%    12.26%       0.68%
    December 31, 2009 ...............    102     1.04      10.76      1.40%   3.40%            302      22.54%    27.71%       0.96%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
  ClearBridge Aggressive Growth Portfolio
    December 31, 2013 ...............     28    13.85      15.84      1.40%   3.40%            440      42.78%    45.72%       0.36%
    December 31, 2012 ...............      8     9.70      10.87      1.40%   3.40%             83      14.79%    17.13%       0.18%
    December 31, 2011 ...............     20     8.45       9.28      1.40%   3.40%            181      -0.94%     0.98%       0.19%
    December 31, 2010 ...............     10     8.53       9.19      1.40%   3.40%             93      20.82%    23.36%       0.12%
    December 31, 2009 ...............      9     7.06       7.45      1.40%   3.40%             68      30.02%    32.56%       0.00%
  ClearBridge All Cap Value Portfolio
    December 31, 2013 ...............     12    10.42      11.91      1.40%   3.40%            146      27.85%    30.31%       1.26%
    December 31, 2012 ...............     14     8.15       9.14      1.40%   3.40%            123      11.04%    13.40%       1.54%
    December 31, 2011 ...............     19     7.34       8.06      1.40%   3.40%            152      -9.27%    -7.46%       1.28%
    December 31, 2010 ...............     19     8.09       8.71      1.40%   3.40%            168      12.67%    14.91%       1.63%
    December 31, 2009 ...............     23     7.18       7.58      1.40%   3.40%            178      25.09%    27.61%       1.22%
  ClearBridge Equity Income Portfolio
    December 31, 2013 ...............      7    11.20      12.81      1.40%   3.40%             86      21.74%    24.25%       1.01%
    December 31, 2012 ...............     36     9.20      10.31      1.40%   3.40%            372      10.31%    12.55%       3.67%
    December 31, 2011 ...............      8     8.34       9.16      1.40%   3.40%             72       4.25%     6.39%       4.02%
    December 31, 2010 ...............      8     8.00       8.61      1.40%   3.40%             68       8.55%    10.81%       4.59%
    December 31, 2009 ...............      6     7.37       7.77      1.40%   3.40%             42      18.87%    21.03%       3.24%
  ClearBridge Large Cap Growth Portfolio
    December 31, 2013 ...............     12    12.90      14.74      1.40%   3.40%            183      33.26%    35.98%       0.44%
    December 31, 2012 ...............     18     9.68      10.84      1.40%   3.40%            191      16.35%    18.60%       0.95%
    December 31, 2011 ...............      7     8.32       9.14      1.40%   3.40%             60      -4.04%    -2.04%       0.45%
    December 31, 2010 ...............      7     8.67       9.33      1.40%   3.40%             67       6.22%     8.36%       0.09%
    December 31, 2009 ...............     11     8.16       8.61      1.40%   3.40%             91      37.61%    40.46%       0.10%
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
  Western Asset Global High Yield Bond Portfolio
    December 31, 2013 ...............      5    13.87      16.50      1.40%   3.40%             79       2.74%     4.83%       6.99%
    December 31, 2012 ...............      5    13.50      15.74      1.40%   3.40%             72      14.31%    16.68%       8.79%
    December 31, 2011 ...............      3    11.81      13.49      1.40%   3.40%             40      -1.67%     0.30%       1.84%
    December 31, 2010 ...............    255    12.01      13.45      1.40%   3.40%          3,326      11.10%    13.31%       8.86%
    December 31, 2009 ...............     21    10.81      11.87      1.40%   3.40%            243      50.35%    53.36%       7.90%
  Western Asset Strategic Bond Portfolio
    December 31, 2013 ...............    136    10.88      13.21      1.40%   3.40%          1,721      -4.56%    -2.58%       1.90%
    December 31, 2012 ...............    121    11.40      13.56      1.40%   3.40%          1,611       4.20%     6.27%       3.00%
    December 31, 2011 ...............     73    10.94      12.76      1.40%   3.40%            925       3.31%     5.37%       5.62%
    December 31, 2010 ...............     35    10.59      12.11      1.40%   3.40%            417       8.06%    10.29%       2.60%
    December 31, 2009 ...............     20     9.80      10.98      1.40%   3.40%            224      17.79%    20.13%       3.67%
LORD ABBETT SERIES FUND, INC.:
  Calibrated Dividend Growth Portfolio
    December 31, 2013 ...............    106     2.29      22.86      1.40%   3.40%            540      23.65%    26.52%       1.67%
    December 31, 2012 ...............    121     1.81      18.12      1.40%   3.40%            458       8.65%    11.04%       3.04%
    December 31, 2011 ...............    120     1.63      16.34      1.40%   3.40%            427      -3.11%    -1.21%       2.52%
    December 31, 2010 ...............    148     1.65      16.54      1.40%   3.40%            531      10.93%    13.21%       3.01%
    December 31, 2009 ...............    160     1.46      14.61      1.40%   3.40%            507      19.20%    21.67%       2.52%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

====================================================================================================================================
                                               LOWEST    HIGHEST   LOWEST    HIGHEST      TOTAL       LOWEST    HIGHEST   INVESTMENT
                                      UNITS    -----------------   -----------------    NET ASSETS    -----------------     INCOME
FUND DESCRIPTION                      (000s)      UNIT VALUE         EXPENSE RATIO        (000s)        TOTAL RETURN        RATIO
====================================================================================================================================
LORD ABBETT SERIES FUND, INC.:(continued)
  Growth and Income Portfolio
    December 31, 2013 ...............  1,511   $ 1.87   $  21.25      1.40%      3.40%  $    3,579      31.32%    35.51%       0.56%
    December 31, 2012 ...............  1,651     1.38      15.86      1.40%      3.40%       3,086       8.31%    12.20%       0.93%
    December 31, 2011 ...............  1,836     1.23      14.35      1.40%      3.40%       3,227      -9.16%    -6.11%       0.70%
    December 31, 2010 ...............  2,139     1.31      15.49      1.40%      3.40%       3,881      13.49%    18.02%       0.53%
    December 31, 2009 ...............  2,420     1.11      13.38      1.40%      3.40%       3,882      14.98%    18.09%       0.97%
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
  Large Cap Value Portfolio
    December 31, 2013 ...............    325     2.01      17.62      1.40%      3.40%         986      26.82%    31.37%       1.14%
    December 31, 2012 ...............    421     1.53      13.62      1.40%      3.40%         981      12.68%    15.91%       0.40%
    December 31, 2011 ...............    521     1.32      11.85      1.40%      3.40%       1,150     -14.34%   -10.81%       0.00%
    December 31, 2010 ...............    710     1.48      13.56      1.40%      3.40%       1,722      11.75%    15.63%       0.66%
    December 31, 2009 ...............    847     1.28      11.88      1.40%      3.40%       1,903      50.81%    56.10%       2.46%
  Mid-Cap Growth Portfolio
    December 31, 2013 ...............    130     1.76      22.68      1.40%      5.30%         384      28.20%    32.70%       0.00%
    December 31, 2012 ...............    148     1.35      17.38      1.40%      6.22%         334       8.63%    12.77%       0.00%
    December 31, 2011 ...............    191     1.22      15.71      1.40%      3.40%         515      -2.91%     0.00%       0.00%
    December 31, 2010 ...............    269     1.23      15.89      1.40%      3.40%         561      24.80%    29.36%       0.00%
    December 31, 2009 ...............    239     0.97      12.50      1.40%      3.40%         677      27.14%    31.33%       0.00%
  Mid Cap Intrinsic Value Portfolio
    December 31, 2013 ...............     33     2.64      26.45      1.40%      3.40%         174      32.41%    35.16%       1.08%
    December 31, 2012 ...............     32     1.96      19.57      1.40%      3.40%         165      11.70%    13.95%       0.44%
    December 31, 2011 ...............     49     1.72      17.18      1.40%      3.40%         328      -9.66%    -7.53%       0.51%
    December 31, 2010 ...............     72     1.86      18.63      1.40%      3.40%         571      22.08%    24.45%       1.10%
    December 31, 2009 ...............     57     1.50      14.97      1.40%      3.40%         169      41.51%    44.50%       1.62%
  Short Duration Bond Portfolio
    December 31, 2013 ...............    341     1.35      12.83      1.40%      3.40%         858      -2.78%     0.00%       2.21%
    December 31, 2012 ...............    338     1.36      12.93      1.40%      3.40%         905       1.12%     4.62%       2.47%
    December 31, 2011 ...............    511     1.30      12.54      1.40%      3.40%       1,439      -3.05%     0.78%       4.33%
    December 31, 2010 ...............    525     1.29      12.68      1.40%      3.40%       1,444       1.77%     4.88%       4.39%
    December 31, 2009 ...............    581     1.23      12.21      1.40%      3.40%       2,044       9.47%    13.89%       9.67%
  Small-Cap Growth Portfolio
    December 31, 2013 ...............     27     1.85      18.53      1.40%      3.40%         309      41.01%    43.87%       0.00%
    December 31, 2012 ...............     12     1.29      12.88      1.40%      3.40%          41       5.19%     7.50%       0.00%
    December 31, 2011 ...............     25     1.20      12.01      1.40%      3.40%         112      -4.37%    -2.44%       0.00%
    December 31, 2010 ...............     21     1.23      12.31      1.40%      3.40%          73      15.57%    18.27%       0.00%
    December 31, 2009 ...............      7     1.04      10.43      1.40%      3.40%          22      18.64%    21.00%       0.00%
  Socially Responsive Portfolio
    December 31, 2013 ...............     16    15.52      18.84      1.40%      3.40%         293      32.99%    35.73%       0.76%
    December 31, 2012 ...............     12    11.67      13.88      1.40%      3.40%         161       7.26%     9.38%       0.20%
    December 31, 2011 ...............     16    10.88      12.69      1.40%      3.40%         193      -6.37%    -4.44%       0.33%
    December 31, 2010 ...............     16    11.62      13.28      1.40%      3.40%         212      18.81%    21.17%       0.04%
    December 31, 2009 ...............     17     9.78      10.96      1.40%      3.40%         184      27.01%    29.55%       2.34%
NORTHERN LIGHTS VARIABLE TRUST:
  JNF Balanced Portfolio
    December 31, 2013 ...............    641    11.57      14.52      1.40%     28.92%       8,461      15.82%    19.80%       0.80%
    December 31, 2012 ...............    723     9.99      12.12      1.40%     32.50%       8,079       6.84%    10.58%       1.20%
    December 31, 2011 ...............    822     9.35      10.96      1.40%     31.96%       8,425       2.52%     6.00%       1.28%
    December 31, 2010 ...............    877     9.12      10.34      1.40%     33.10%       8,610       7.93%    11.78%       1.40%
    December 31, 2009 ...............    966     8.45       9.25      1.40%     39.24%       8,601      17.85%    21.87%       1.75%
  JNF Equity Portfolio
    December 31, 2013 ...............  1,352    11.31      14.19      1.40%      3.40%      17,466      31.66%    36.18%       0.88%
    December 31, 2012 ...............  1,542     8.59      10.42      1.40%      3.40%      14,832      12.88%    16.82%       0.47%
    December 31, 2011 ...............  1,811     7.61       8.92      1.40%      3.40%      15,132      -2.31%     1.02%       0.77%
    December 31, 2010 ...............  2,030     7.79       8.83      1.40%      3.40%      17,022      21.72%    25.96%       0.77%
    December 31, 2009 ...............  2,183     6.40       7.01      1.40%      3.40%      14,738      30.35%    35.07%       1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

====================================================================================================================================
                                               LOWEST    HIGHEST   LOWEST    HIGHEST      TOTAL       LOWEST    HIGHEST   INVESTMENT
                                      UNITS    -----------------   -----------------    NET ASSETS    -----------------     INCOME
FUND DESCRIPTION                      (000s)      UNIT VALUE         EXPENSE RATIO        (000s)        TOTAL RETURN        RATIO
====================================================================================================================================
PIMCO VARIABLE INSURANCE TRUST:
  All Asset Portfolio
    December 31, 2013 ...............     24   $12.03   $  13.86      1.40%   3.25%     $      335      -2.91%    -1.14%       4.50%
    December 31, 2012 ...............     28    12.39      14.02      1.40%   3.25%            390      11.22%    13.34%       5.20%
    December 31, 2011 ...............     31    11.14      12.37      1.40%   3.25%            380      -1.24%     0.57%       7.07%
    December 31, 2010 ...............     25    11.28      12.30      1.40%   3.25%            311       9.41%    11.51%       7.57%
    December 31, 2009 ...............     25    10.31      11.03      1.40%   3.25%            281      17.69%    19.89%       7.50%
  CommodityRealReturn Strategy Portfolio
    December 31, 2013 ...............     14     7.59       8.75      1.40%   3.25%            120     -17.41%   -15.87%       1.74%
    December 31, 2012 ...............     15     9.19      10.40      1.40%   3.25%            156       2.00%     3.90%       2.74%
    December 31, 2011 ...............     20     9.01      10.01      1.40%   3.25%            200     -10.53%    -8.83%       3.48%
    December 31, 2010 ...............     28    10.07      10.98      1.40%   3.25%            305      20.45%    22.82%       4.15%
    December 31, 2009 ...............     20     8.36       8.94      1.40%   3.25%            180      37.05%    39.47%       6.60%
  Emerging Markets Bond Portfolio
    December 31, 2013 ...............      3    13.02      15.01      1.40%   3.25%             45      -9.96%    -8.25%       4.99%
    December 31, 2012 ...............      7    14.46      16.36      1.40%   3.25%            111      14.13%    16.28%       4.93%
    December 31, 2011 ...............      7    12.67      14.07      1.40%   3.25%             94       2.92%     4.84%       5.34%
    December 31, 2010 ...............      8    12.31      13.42      1.40%   3.25%            110       8.55%    10.54%       4.72%
    December 31, 2009 ...............      2    11.34      12.14      1.40%   3.25%             24      26.28%    28.74%       6.26%
  Foreign Bond US Dollar-Hedged Portfolio
    December 31, 2013 ...............      3    12.14      14.00      1.40%   3.25%             47      -2.72%    -0.85%       1.87%
    December 31, 2012 ...............      3    12.48      14.12      1.40%   3.25%             49       7.31%     9.29%       2.27%
    December 31, 2011 ...............      4    11.63      12.92      1.40%   3.25%             48       3.38%     5.30%       2.12%
    December 31, 2010 ...............      5    11.25      12.27      1.40%   3.25%             58       4.94%     6.97%       1.82%
    December 31, 2009 ...............      4    10.72      11.47      1.40%   3.25%             48      11.90%    14.02%       3.25%
  Global Bond Unhedged Portfolio
    December 31, 2013 ...............     29    11.94      13.76      1.40%   3.25%            394     -11.42%    -9.77%       1.08%
    December 31, 2012 ...............     32    13.48      15.25      1.40%   3.25%            484       3.53%     5.46%       1.55%
    December 31, 2011 ...............     14    13.02      14.46      1.40%   3.25%            208       4.16%     6.09%       2.50%
    December 31, 2010 ...............     14    12.50      13.63      1.40%   3.25%            191       8.04%    10.10%       2.76%
    December 31, 2009 ...............     14    11.57      12.38      1.40%   3.25%            173      13.10%    15.16%       3.16%
  High Yield Portfolio
    December 31, 2013 ...............     54    13.15      15.15      1.40%   3.25%            817       2.41%     4.27%       5.42%
    December 31, 2012 ...............     66    12.84      14.53      1.40%   3.25%            961      10.59%    12.72%       5.78%
    December 31, 2011 ...............     73    11.61      12.89      1.40%   3.25%            943       0.09%     1.90%       6.89%
    December 31, 2010 ...............    218    11.60      12.65      1.40%   3.25%          2,732      10.79%    12.85%       7.05%
    December 31, 2009 ...............      6    10.47      11.21      1.40%   3.25%             70      35.80%    38.22%       9.01%
  Long-Term US Government Portfolio
    December 31, 2013 ...............      4    12.57      14.36      1.40%   3.25%             64     -15.75%   -14.11%       2.29%
    December 31, 2012 ...............     18    14.92      16.72      1.40%   3.25%            302       1.08%     2.96%       2.17%
    December 31, 2011 ...............     40    14.76      16.24      1.40%   3.25%            640      23.72%    26.09%       2.64%
    December 31, 2010 ...............     31    11.93      12.88      1.40%   3.25%            388       8.06%     9.99%       3.43%
    December 31, 2009 ...............      4    11.04      11.71      1.40%   3.25%             49      -7.46%    -5.72%       3.68%
  Low Duration Portfolio
    December 31, 2013 ...............     14    10.86      12.40      1.40%   3.25%            166      -3.29%    -1.51%       1.48%
    December 31, 2012 ...............     26    11.23      12.59      1.40%   3.25%            324       2.46%     4.39%       1.96%
    December 31, 2011 ...............     59    10.96      12.06      1.40%   3.25%            699      -2.14%    -0.33%       1.69%
    December 31, 2010 ...............     52    11.20      12.10      1.40%   3.25%            620       1.91%     3.86%       1.58%
    December 31, 2009 ...............    116    10.99      11.65      1.40%   3.25%          1,338       9.68%    11.70%       3.45%
  Real Return Portfolio
    December 31, 2013 ...............    762     1.49      14.85      1.40%   3.40%          2,184     -12.26%   -10.24%       1.61%
    December 31, 2012 ...............    975     1.66      16.59      1.40%   3.40%          2,883       5.06%     7.24%       1.07%
    December 31, 2011 ...............  1,089     1.55      15.47      1.40%   3.40%          3,124       7.93%    10.71%       2.00%
    December 31, 2010 ...............  1,138     1.40      14.05      1.40%   3.40%          2,601       4.55%     6.60%       1.44%
    December 31, 2009 ...............  1,235     1.32      13.18      1.40%   3.40%          3,055      14.37%    16.81%       2.92%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

====================================================================================================================================
                                               LOWEST    HIGHEST   LOWEST    HIGHEST      TOTAL       LOWEST    HIGHEST   INVESTMENT
                                      UNITS    -----------------   -----------------    NET ASSETS    -----------------     INCOME
FUND DESCRIPTION                      (000s)      UNIT VALUE         EXPENSE RATIO        (000s)        TOTAL RETURN        RATIO
====================================================================================================================================
PIMCO VARIABLE INSURANCE TRUST: (continued)
  Short-Term Portfolio
    December 31, 2013 ...............     35   $ 9.26   $  11.24      1.40%      3.40%  $      398      -2.73%    -0.79%       0.76%
    December 31, 2012 ...............     36     9.52      11.33      1.40%      3.40%         407      -0.73%     1.34%       0.92%
    December 31, 2011 ...............    121     9.59      11.18      1.40%      3.40%       1,337      -2.84%    -0.89%       0.95%
    December 31, 2010 ...............    134     9.87      11.28      1.40%      3.40%       1,496      -1.30%     0.71%       0.83%
    December 31, 2009 ...............    138    10.00      11.20      1.40%      3.40%       1,531       4.17%     6.26%       2.06%
  Total Return Portfolio
    December 31, 2013 ...............  1,001     1.53      15.34      1.40%      3.40%       2,982      -5.29%    -3.28%       2.16%
    December 31, 2012 ...............  1,401     1.59      15.86      1.40%      3.40%       5,556       5.92%     8.16%       2.57%
    December 31, 2011 ...............  1,388     1.47      14.68      1.40%      3.40%       3,244       0.16%     2.16%       2.62%
    December 31, 2010 ...............  1,423     1.44      14.37      1.40%      3.40%       3,725       4.53%     6.67%       2.42%
    December 31, 2009 ...............  1,534     1.35      13.48      1.40%      3.40%       4,721      10.16%    12.50%       5.33%
PIONEER VARIABLE CONTRACTS TRUST:
  Disciplined Value Portfolio
    December 31, 2013 ...............      5    10.20      11.64      1.40%      3.25%          53      24.54%    26.80%       1.16%
    December 31, 2012 ...............      9     8.19       9.18      1.40%      3.25%          84       7.06%     9.03%       0.93%
    December 31, 2011 ...............     12     7.65       8.42      1.40%      3.25%         101      -6.82%    -4.97%       0.72%
    December 31, 2010 ...............     12     8.21       8.86      1.40%      3.25%         107       5.80%     7.65%       0.63%
    December 31, 2009 ...............      3     7.76       8.23      1.40%      3.25%          27      11.98%    14.15%       0.75%
  Emerging Markets Portfolio
    December 31, 2013 ...............     13     8.82      10.07      1.40%      3.25%         131      -5.26%    -3.54%       0.89%
    December 31, 2012 ...............     22     9.31      10.44      1.40%      3.25%         225       8.00%    10.13%       0.23%
    December 31, 2011 ...............     20     8.62       9.48      1.40%      3.25%         190     -26.01%   -24.70%       0.00%
    December 31, 2010 ...............     21    11.65      12.59      1.40%      3.25%         258      11.91%    14.04%       0.35%
    December 31, 2009 ...............     40    10.41      11.04      1.40%      3.25%         446      68.45%    71.43%       0.77%
  Equity Income Portfolio
    December 31, 2013 ...............    236     1.69      18.04      1.40%      3.40%         666      24.49%    28.66%       2.24%
    December 31, 2012 ...............    291     1.33      14.23      1.40%      3.40%         682       6.29%    10.07%       3.09%
    December 31, 2011 ...............    420     1.23      13.15      1.40%      3.40%       1,658       2.23%     5.67%       2.21%
    December 31, 2010 ...............    375     1.18      12.63      1.40%      3.40%         849      15.23%    19.49%       2.05%
    December 31, 2009 ...............    407     1.00      10.76      1.40%      3.40%         781      10.08%    13.46%       2.69%
  Fund Portfolio
    December 31, 2013 ...............     64     1.40      16.29      1.40%      3.40%         201      28.54%    32.84%       0.95%
    December 31, 2012 ...............     83     1.07      12.45      1.40%      3.40%         314       6.29%     9.84%       1.26%
    December 31, 2011 ...............    105     0.99      11.51      1.40%      3.40%         315      -7.73%    -3.94%       1.21%
    December 31, 2010 ...............    107     1.05      12.25      1.40%      3.40%         353      11.84%    15.45%       0.98%
    December 31, 2009 ...............    157     0.92      10.75      1.40%      3.40%         622      20.77%    25.00%       1.57%
  High Yield Portfolio
    December 31, 2013 ...............      6    13.78      16.39      1.40%      3.40%          92       8.08%    10.22%       5.00%
    December 31, 2012 ...............      7    12.75      14.87      1.40%      3.40%         106      11.84%    14.12%       5.26%
    December 31, 2011 ...............      8    11.40      13.03      1.40%      3.40%         104      -5.32%    -3.41%       4.98%
    December 31, 2010 ...............    122    12.04      13.49      1.40%      3.40%       1,637      13.69%    15.99%       5.29%
    December 31, 2009 ...............    121    10.59      11.63      1.40%      3.40%       1,397      54.82%    57.80%       7.48%
  Mid Cap Value Portfolio
    December 31, 2013 ...............      4    13.13      15.62      1.40%      3.40%          61      28.35%    30.93%       0.65%
    December 31, 2012 ...............      5    10.23      11.93      1.40%      3.40%          56       7.01%     9.25%       0.98%
    December 31, 2011 ...............      7     9.56      10.92      1.40%      3.40%          72      -8.95%    -7.14%       0.73%
    December 31, 2010 ...............     10    10.50      11.76      1.40%      3.40%         120      14.01%    16.21%       1.02%
    December 31, 2009 ...............      8     9.21      10.12      1.40%      3.40%          81      21.02%    23.57%       0.26%
  Strategic Income Portfolio
    December 31, 2013 ...............     35    12.33      14.08      1.40%      3.25%         481      -2.30%    -0.42%       4.06%
    December 31, 2012 ...............     32    12.62      14.14      1.40%      3.25%         450       7.59%     9.61%       4.65%
    December 31, 2011 ...............     16    11.73      12.90      1.40%      3.25%         207      -1.68%     0.16%       4.90%
    December 31, 2010 ...............     15    11.93      12.88      1.40%      3.25%         195       7.87%     9.80%       5.35%
    December 31, 2009 ...............     15    11.06      11.73      1.40%      3.25%         180      25.11%    27.50%      10.59%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

====================================================================================================================================
                                               LOWEST    HIGHEST   LOWEST    HIGHEST      TOTAL       LOWEST    HIGHEST   INVESTMENT
                                      UNITS    -----------------   ------------------   NET ASSETS   ------------------     INCOME
FUND DESCRIPTION                      (000s)      UNIT VALUE         EXPENSE RATIO        (000s)        TOTAL RETURN        RATIO
====================================================================================================================================
ROYCE CAPITAL FUND:
  Micro-Cap Portfolio
    December 31, 2013 ...............     70   $ 2.74   $  27.36      1.40%   3.40%     $      388      16.95%    19.65%       0.48%
    December 31, 2012 ...............     79     2.29      22.93      1.40%   3.40%            365       3.97%     6.11%       0.00%
    December 31, 2011 ...............    117     2.16      21.61      1.40%   3.40%            549     -15.04%   -13.25%       1.86%
    December 31, 2010 ...............    187     2.49      24.94      1.40%   3.40%          1,011      25.71%    28.16%       1.86%
    December 31, 2009 ...............    197     1.95      19.46      1.40%   3.40%            828      52.77%    56.00%       0.00%
  Small-Cap Portfolio
    December 31, 2013 ...............    178     3.23      32.32      1.40%   3.40%            986      30.21%    32.92%       1.06%
    December 31, 2012 ...............    195     2.43      24.32      1.40%   3.40%            803       8.70%    10.96%       0.09%
    December 31, 2011 ...............    234     2.19      21.93      1.40%   3.40%            979      -6.45%    -4.61%       0.25%
    December 31, 2010 ...............    298     2.30      22.99      1.40%   3.40%          1,984      16.48%    19.17%       0.09%
    December 31, 2009 ...............    314     1.93      19.34      1.40%   3.40%          1,892      30.69%    33.29%       0.00%
THIRD AVENUE VARIABLE SERIES TRUST:
  Value Portfolio
    December 31, 2013 ...............    414     2.02      20.15      1.40%   3.40%          1,128      15.00%    17.44%       3.20%
    December 31, 2012 ...............    468     1.72      17.18      1.40%   3.40%          1,253      22.98%    25.58%       0.84%
    December 31, 2011 ...............    590     1.37      13.68      1.40%   3.40%          1,254     -23.91%   -22.16%       1.75%
    December 31, 2010 ...............    708     1.76      17.63      1.40%   3.40%          1,854      10.29%    12.51%       3.91%
    December 31, 2009 ...............    775     1.57      15.67      1.40%   3.40%          1,912      40.39%    44.04%       0.00%
VAN ECK VIP TRUST:
  Emerging Markets Fund
    December 31, 2013 ...............    315     2.93      30.64      1.40%   5.34%          1,428       8.27%    11.98%       1.56%
    December 31, 2012 ...............    362     2.65      27.74      1.40%   6.20%          1,467      25.48%    29.94%       0.00%
    December 31, 2011 ...............    492     2.07      21.67      1.35%   3.40%          1,480     -28.22%   -25.78%       1.18%
    December 31, 2010 ...............    622     2.83      29.60      0.85%   3.40%          2,728      22.57%    26.76%       0.91%
    December 31, 2009 ...............    902     2.26      23.66      1.40%   3.40%            807     106.06%   113.86%       0.10%
  Global Hard Assets Fund
    December 31, 2013 ...............    392     4.07      34.68      1.40%   4.85%          2,463       6.83%    10.69%       0.68%
    December 31, 2012 ...............    405     3.73      31.82      1.40%   4.60%          2,237      -0.08%     3.44%       0.59%
    December 31, 2011 ...............    487     3.66      31.21      1.40%   4.16%          3,116     -19.25%   -16.60%       1.14%
    December 31, 2010 ...............    535     4.44      37.89      1.40%   4.31%          3,891      24.91%    29.44%       0.43%
    December 31, 2009 ...............    614     3.49      29.73      1.40%   3.40%          4,077      52.23%    57.08%       0.23%
  Multi-Manager Alternatives Fund
    December 31, 2013 ...............     10     1.05      10.53      1.40%   3.40%             45       1.50%     3.54%       0.00%
    December 31, 2012 ...............     36     1.02      10.17      1.40%   3.40%             88      -2.04%     0.00%       0.00%
    December 31, 2011 ...............     70     1.02      10.18      1.40%   3.40%            222      -5.56%    -3.60%       0.95%
    December 31, 2010 ...............     44     1.06      10.56      1.40%   3.40%            151       1.52%     3.92%       0.00%
    December 31, 2009 ...............     41     1.02      10.22      1.40%   3.40%            204      10.02%    12.33%       0.15%
  Unconstrained Emerging Markets Bond Fund
    December 31, 2013 ...............    112     1.79      17.09      1.40%   4.83%            343     -12.20%    -9.09%       2.66%
    December 31, 2012 ...............    165     2.00      19.08      1.40%   4.63%            587       2.01%     5.68%       2.46%
    December 31, 2011 ...............    218     1.92      18.33      1.40%   4.17%            684       4.53%     8.02%       7.64%
    December 31, 2010 ...............    271     1.80      17.19      1.40%   7.42%            817       2.67%     6.00%       3.45%
    December 31, 2009 ...............    294     1.72      16.42      1.40%   3.40%          4,875       2.38%     5.82%       3.92%
WELLS FARGO ADVANTAGE VT FUNDS:
  Discovery Fund
    December 31, 2013 ...............    148    21.50      28.94      1.40%   3.40%          3,776      38.98%    43.77%       0.01%
    December 31, 2012 ...............    141    15.47      20.13      1.40%   3.40%          2,540      13.75%    17.72%       0.00%
    December 31, 2011 ...............    150    13.60      17.10      0.70%   3.40%          2,334      -2.93%     0.47%       0.00%
    December 31, 2010 ...............    204    14.01      17.02      0.88%   3.40%          3,208      31.06%    35.51%       0.00%
    December 31, 2009 ...............    223    10.69      12.56      1.22%   3.40%          2,618      35.66%    40.34%       0.00%
  Opportunity Fund
    December 31, 2013 ...............    468     2.30      29.20      1.40%   4.87%          2,080      26.37%    30.68%       0.19%
    December 31, 2012 ...............    515     1.76      22.66      1.40%   4.63%          1,836      11.62%    15.79%       0.09%
    December 31, 2011 ...............    635     1.52      19.90      1.40%   4.17%          2,269      -8.65%    -5.59%       0.14%
    December 31, 2010 ...............    739     1.61      21.35      1.40%   4.32%          2,847      19.55%    23.85%       0.77%
    December 31, 2009 ...............    816     1.30      17.50      1.40%   3.40%          2,445      42.82%    47.73%       0.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

================================================================================

(7) UNIT PROGRESSION

      The change in units outstanding for the year ended December 31, 2013 was as follows:

                                                                        NUMBER                                             NUMBER
                                                                       OF UNITS                                           OF UNITS
                                                                       BEGINNING        UNITS            UNITS               END
FUND DESCRIPTION                                         NOTES*         OF YEAR       PURCHASED        REDEEMED            OF YEAR
-----------------------------------------------------------------------------------------------------------------------------------
THE ALGER PORTFOLIOS:
  Capital Appreciation ................................              1,198,456.2         50,109.6       (153,424.2)     1,095,141.6
  Large Cap Growth ....................................              1,624,394.9         53,550.8       (211,402.7)     1,466,543.0
  Mid Cap Growth ......................................                745,125.5         46,197.6       (115,260.7)       676,062.4
  Small Cap Growth ....................................                696,301.8         18,814.4        (79,428.6)       635,687.6
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:
  Growth and Income ...................................                271,212.8         75,110.6        (92,561.5)       253,761.9
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC:
  Balanced ............................................                 45,054.3          8,143.7         (9,779.9)        43,418.1
  Income & Growth .....................................                513,609.7         49,382.7        (56,666.1)       506,326.3
  Inflation Protection ................................                 43,519.4          3,353.7        (21,960.7)        24,912.4
  International .......................................                340,771.6         43,799.7        (76,146.2)       308,425.1
  Large Company Value .................................                  5,586.7          7,246.3           (558.0)        12,275.0
  Ultra ...............................................                  1,911.0         16,818.1        (16,822.8)         1,906.3
  Value ...............................................                859,063.3         33,610.1       (162,830.3)       729,843.1
  Vista ...............................................                  7,640.8            637.4         (4,578.3)         3,699.9
COLUMBIA FUNDS VARIABLE SERIES TRUST:
  Seligman Global Technology ..........................                673,244.9         17,648.0       (109,617.2)       581,275.7
DIREXION INSURANCE TRUST:
  Dynamic VP HY Bond ..................................                    313.4               --            (71.5)           241.9
DREYFUS INVESTMENT PORTFOLIOS:
  Small Cap Stock Index ...............................                 14,475.2          5,951.0         (4,720.2)        15,706.0
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND: .............                682,478.4         16,767.7        (56,579.6)       642,666.5
DREYFUS STOCK INDEX FUND: .............................              4,280,720.5        176,905.4       (560,902.1)     3,896,723.8
DREYFUS VARIABLE INVESTMENT FUND:
  International Value .................................                444,294.3         15,688.9       (107,188.2)       352,795.0
FEDERATED INSURANCE SERIES:
  High Income Bond II .................................                263,322.9         11,259.5        (50,104.0)       224,478.4
  Kaufmann II .........................................                 10,783.4          7,274.0         (9,428.4)         8,629.0
  Managed Volatility II ...............................                205,497.8         82,474.0        (38,783.8)       249,188.0
GUGGENHEIM VARIABLE INSURANCE FUNDS:
  All-Asset Aggressive Strategy .......................    a             7,094.3            670.9         (7,765.2)              --
  All-Asset Conservative Strategy .....................    a             1,346.7               --         (1,346.7)              --
  All-Asset Moderate Strategy .........................    a            26,210.6            678.8        (26,889.4)              --
  CLS AdvisorOne Amerigo ..............................                 95,418.7          8,443.0        (15,750.5)        88,111.2
  CLS AdvisorOne Clermont .............................                 42,454.5         11,429.6         (5,524.0)        48,360.1
  Long Short Equity ...................................    b            20,051.0          1,219.5         (3,797.7)        17,472.8
  Multi-Hedge Strategies ..............................                    685.0              1.3             (2.5)           683.8
  Rydex Banking .......................................                 78,768.5        114,630.8       (188,788.1)         4,611.2
  Rydex Basic Materials ...............................                  9,580.7         17,960.8        (17,020.2)        10,521.3
  Rydex Biotechnology .................................                 75,056.1         78,453.5        (93,235.4)        60,274.2
  Rydex Commodities Strategy ..........................                 17,847.9          1,724.0         (4,153.7)        15,418.2
  Rydex Consumer Products .............................                 40,959.1         49,653.5        (49,883.5)        40,729.1
  Rydex Dow 2X Strategy ...............................                105,891.2         26,837.1        (74,937.6)        57,790.7
  Rydex Electronics ...................................                  5,199.0          8,623.8         (3,572.3)        10,250.5
  Rydex Energy ........................................                 49,415.0          5,047.6         (7,559.3)        46,903.3
  Rydex Energy Services ...............................                 32,904.0         29,755.5        (21,221.2)        41,438.3
  Rydex Europe 1.25X Strategy .........................                 28,339.4         48,453.9        (36,245.3)        40,548.0
  Rydex Financial Services ............................                 17,249.6        193,042.3       (147,611.3)        62,680.6
  Rydex Government Long Bond 1.2X Strategy ............                 71,931.4        186,346.8       (228,979.0)        29,299.2
  Rydex Health Care ...................................                 31,745.0         69,057.3        (59,565.9)        41,236.4
  Rydex Internet ......................................                  8,590.5         14,099.4        (14,812.3)         7,877.6
  Rydex Inverse Dow 2X Strategy .......................                165,089.3     10,277,195.2    (10,240,955.5)       201,329.0
  Rydex Inverse Government Long Bond Strategy .........                 42,043.6        335,154.7       (310,328.4)        66,869.9
  Rydex Inverse Mid-Cap Strategy ......................                    928.6          3,291.5         (3,211.3)         1,008.8

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

====================================================================================================================================
                                                                          NUMBER                                            NUMBER
                                                                         OF UNITS                                          OF UNITS
                                                                         BEGINNING        UNITS            UNITS              END
FUND DESCRIPTION                                         NOTES*           OF YEAR       PURCHASED        REDEEMED           OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE INSURANCE FUNDS: (continued)
  Rydex Inverse NASDAQ-100(r) Strategy ................                   59,188.8        65,082.0        (91,059.6)       33,211.2
  Rydex Inverse Russell 2000(r) Strategy ..............                   16,939.4       190,478.7       (205,532.9)        1,885.2
  Rydex Inverse S&P 500 Strategy ......................                  116,826.5       240,387.0       (104,178.5)      253,035.0
  Rydex Japan 2X Strategy .............................                   12,756.1       197,772.1       (193,659.0)       16,869.2
  Rydex Leisure .......................................                    1,326.6        19,430.2         (2,947.3)       17,809.5
  Rydex Mid Cap 1.5X Strategy .........................                   78,218.5       131,011.2       (148,666.9)       60,562.8
  Rydex NASDAQ-100(r) .................................                  110,454.2        65,869.0        (80,265.4)       96,057.8
  Rydex NASDAQ-100(r) 2X Strategy .....................                   57,136.5       381,505.7       (395,236.0)       43,406.2
  Rydex Nova ..........................................                  101,702.1        33,847.8        (40,646.2)       94,903.7
  Rydex Precious Metals ...............................                  115,101.8        89,893.5       (120,748.7)       84,246.6
  Rydex Real Estate ...................................                    9,383.5        11,622.7        (15,304.1)        5,702.1
  Rydex Retailing .....................................                    4,205.4         4,248.4         (2,286.2)        6,167.6
  Rydex Russell 2000(r) 1.5X Strategy .................                   31,644.6       111,022.9       (103,575.0)       39,092.5
  Rydex Russell 2000(r) 2X Strategy ...................                   19,577.8       106,906.7        (83,435.6)       43,048.9
  Rydex S&P 500 2X Strategy ...........................                   55,210.9        47,068.6        (56,170.5)       46,109.0
  Rydex S&P 500 Pure Growth ...........................                   25,680.8       299,304.2       (157,781.9)      167,203.1
  Rydex S&P 500 Pure Value ............................                   58,165.2       278,901.4       (184,972.9)      152,093.7
  Rydex S&P MidCap 400 Pure Growth ....................                    9,627.7        36,863.3        (32,152.7)       14,338.3
  Rydex S&P MidCap 400 Pure Value .....................                   20,962.2       104,127.5       (109,818.8)       15,270.9
  Rydex S&P SmallCap 600 Pure Growth ..................                   16,119.7       134,258.2        (93,139.9)       57,238.0
  Rydex S&P SmallCap 600 Pure Value ...................                   37,425.8        61,847.7        (74,359.5)       24,914.0
  Rydex Strengthening Dollar 2X Strategy ..............                      431.9         3,708.1         (3,120.9)        1,019.1
  Rydex Technology ....................................                    7,655.0        92,502.0        (53,741.1)       46,415.9
  Rydex Telecommunications ............................                    9,931.3         2,302.0         (7,778.1)        4,455.2
  Rydex Transportation ................................                      161.2        34,907.3         (8,526.6)       26,541.9
  Rydex U.S. Government Money Market ..................                  873,736.7        65,678.4       (314,404.8)      625,010.3
  Rydex Utilities .....................................                   80,959.3        34,921.5        (90,394.4)       25,486.4
  Rydex Weakening Dollar 2X Strategy ..................                    2,875.5           503.2           (718.4)        2,660.3
INVESCO VARIABLE INSURANCE FUNDS:
  Core Equity .........................................                   59,449.0         7,069.3        (13,912.4)       52,605.9
  Diversified Dividend ................................                   19,671.6        49,794.8        (48,520.2)       20,946.2
  Global Health Care ..................................                  189,440.2        37,071.6        (59,418.4)      167,093.4
  Global Real Estate ..................................                  158,846.1        17,659.8        (32,414.5)      144,091.4
  High Yield ..........................................                  536,704.5       202,556.5       (601,235.6)      138,025.4
  Mid Cap Core Equity .................................                   65,296.1         2,855.8         (1,676.7)       66,475.2
  Money Market ........................................                  960,976.4     3,705,400.5     (3,821,682.3)      844,694.6
  Technology ..........................................                  142,113.4         5,335.7         (7,004.1)      140,445.0
  Value Opportunities .................................    c              85,333.9         4,760.1        (35,494.0)       54,600.0
JANUS ASPEN SERIES:
  Balanced ............................................                   54,231.9        11,170.0         (5,122.3)       60,279.6
  Enterprise ..........................................                2,064,927.8        41,685.2       (248,029.0)    1,858,584.0
  Forty ...............................................                   16,424.6           613.8         (2,801.8)       14,236.6
  Global Research .....................................    d           2,892,428.0        96,505.5       (357,387.0)    2,631,546.5
  Janus ...............................................                3,225,642.1        89,437.2       (328,567.4)    2,986,511.9
  Overseas ............................................                  289,818.9        55,322.2       (106,405.9)      238,735.2
  Perkins Mid Cap Value ...............................                    5,318.0           955.8         (1,823.9)        4,449.9
LAZARD RETIREMENT SERIES, INC:
  Emerging Markets Equity .............................                   42,159.9        41,326.9        (46,009.4)       37,477.4
  International Equity ................................                   17,978.9        55,308.7        (24,044.7)       49,242.9
  US Small-Mid Cap Equity .............................                  447,685.4        10,986.2        (80,275.1)      378,396.5
  US Strategic Equity .................................                   50,346.6        26,407.7        (20,946.3)       55,808.0
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
  ClearBridge Aggressive Growth I .....................                    7,625.7        58,415.0        (38,132.0)       27,908.7
  ClearBridge All Cap Value I .........................    e              13,704.3         9,492.8        (10,813.4)       12,383.7
  ClearBridge Equity Income I .........................    f              36,314.6         9,463.1        (39,036.2)        6,741.5
  ClearBridge Large Cap Growth I ......................                   17,658.6         2,403.8         (7,620.9)       12,441.5

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

===================================================================================================================================
                                                                         NUMBER                                            NUMBER
                                                                        OF UNITS                                          OF UNITS
                                                                        BEGINNING       UNITS            UNITS               END
FUND DESCRIPTION                                         NOTES*          OF YEAR      PURCHASED        REDEEMED            OF YEAR
-----------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
  Western Asset Global High Yield Bond ................                   4,568.6         2,323.7         (2,065.9)         4,826.4
  Western Asset Strategic Bond ........................                 120,817.2       246,091.4       (231,306.4)       135,602.2
LORD ABBETT SERIES FUND, INC:
  Calibrated Dividend Growth ..........................    g            121,448.4         6,605.7        (22,288.2)       105,765.9
  Growth and Income ...................................               1,651,489.6        78,685.7       (218,685.2)     1,511,490.1
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
  Large Cap Value .....................................                 421,133.0        23,797.4       (119,562.0)       325,368.4
  Mid-Cap Growth ......................................                 147,530.1        10,941.0        (28,112.3)       130,358.8
  Mid Cap Intrinsic Value .............................                  32,462.4        13,010.2        (12,085.7)        33,386.9
  Short Duration Bond .................................                 338,272.7        52,086.6        (49,206.9)       341,152.4
  Small-Cap Growth ....................................                  12,255.5        26,894.7        (11,949.7)        27,200.5
  Socially Responsive .................................                  11,792.8         8,634.5         (4,676.1)        15,751.2
NORTHERN LIGHTS VARIABLE TRUST:
  JNF Balanced ........................................                 723,007.8        22,779.4       (104,658.2)       641,129.0
  JNF Equity ..........................................               1,541,779.1        41,231.4       (231,163.8)     1,351,846.7
PIMCO VARIABLE INSURANCE TRUST:
  All Asset ...........................................                  27,808.1         2,749.7         (6,369.0)        24,188.8
  CommodityRealReturn Strategy ........................                  15,037.2         1,548.9         (2,845.6)        13,740.5
  Emerging Markets Bond ...............................                   6,755.9           592.3         (4,377.7)         2,970.5
  Foreign Bond US Dollar-Hedged .......................                   3,491.7           232.9           (350.0)         3,374.6
  Global Bond Unhedged ................................                  31,888.2        29,402.0        (31,852.1)        29,438.1
  High Yield ..........................................                  66,159.5        53,813.4        (66,015.8)        53,957.1
  Long-Term US Government .............................                  18,267.1            76.2        (13,847.2)         4,496.1
  Low Duration ........................................                  26,094.6           715.6        (13,182.0)        13,628.2
  Real Return .........................................                 975,100.5        68,047.4       (281,398.8)       761,749.1
  Short-Term ..........................................                  35,985.4        17,041.4        (17,602.2)        35,424.6
  Total Return ........................................               1,401,425.2        83,368.3       (483,697.7)     1,001,095.8
PIONEER VARIABLE CONTRACTS TRUST:
  Disciplined Value ...................................    h              9,105.9           228.3         (4,797.6)         4,536.6
  Emerging Markets ....................................                  21,812.0         1,046.3         (9,879.1)        12,979.2
  Equity Income .......................................                 290,519.2         7,610.0        (62,532.6)       235,596.6
  Fund ................................................                  83,192.6         2,068.4        (21,415.0)        63,846.0
  High Yield ..........................................                   7,163.2           221.4         (1,760.1)         5,624.5
  Mid Cap Value .......................................                   4,701.7         4,808.0         (5,604.4)         3,905.3
  Strategic Income ....................................                  32,149.2        19,509.8        (17,023.9)        34,635.1
ROYCE CAPITAL FUND:
  Micro-Cap ...........................................                  79,126.6        18,422.5        (27,092.7)        70,456.4
  Small-Cap ...........................................                 194,910.9         8,810.2        (25,901.3)       177,819.8
THIRD AVENUE VARIABLE SERIES TRUST:
  Value ...............................................                 467,916.0        17,049.0        (70,517.3)       414,447.7
VAN ECK VIP TRUST:
  Emerging Markets ....................................                 362,126.0        16,378.9        (63,904.4)       314,600.5
  Global Hard Assets ..................................                 404,964.2        27,797.3        (40,699.0)       392,062.5
  Multi-Manager Alternatives ..........................                  36,413.9         2,007.5        (28,602.3)         9,819.1
  Unconstrained Emerging Markets Bond .................    i            165,013.1         7,874.2        (61,165.6)       111,721.7
WELLS FARGO ADVANTAGE VT FUNDS:
  Discovery ...........................................                 141,000.9        46,149.4        (39,079.9)       148,070.4
  Opportunity .........................................                 515,351.7        14,477.5        (61,479.7)       468,349.5
                                                                     --------------------------------------------------------------
                                                                     37,786,117.7    20,595,611.8    (24,713,720.1)    33,668,009.4
                                                                     ==============================================================

*See Footnote 8 for details.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

================================================================================

(7) UNIT PROGRESSION

      The change in units outstanding for the year ended December 31, 2012 was as follows:

                                                                         NUMBER                                            NUMBER
                                                                        OF UNITS                                          OF UNITS
                                                                        BEGINNING       UNITS            UNITS               END
FUND DESCRIPTION                                         NOTES*          OF YEAR      PURCHASED        REDEEMED            OF YEAR
-----------------------------------------------------------------------------------------------------------------------------------
THE ALGER PORTFOLIOS:
  Capital Appreciation ................................               1,329,704.7        63,662.5       (194,911.0)     1,198,456.2
  Large Cap Growth ....................................               1,882,759.8        39,983.5       (298,348.4)     1,624,394.9
  Mid Cap Growth ......................................                 843,579.9        76,618.4       (175,072.8)       745,125.5
  Small Cap Growth ....................................                 798,076.1        17,216.3       (118,990.6)       696,301.8
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:
  Growth and Income ...................................                 221,077.2        99,833.1        (49,697.5)       271,212.8
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC:
  Balanced ............................................                  52,425.4        15,014.0        (22,385.1)        45,054.3
  Income & Growth .....................................                 567,111.1        82,965.3       (136,466.7)       513,609.7
  Inflation Protection ................................                  42,018.4        17,225.2        (15,724.2)        43,519.4
  International .......................................                 375,247.9        39,490.3        (73,966.6)       340,771.6
  Large Company Value .................................                   2,553.0         4,027.1           (993.4)         5,586.7
  Ultra ...............................................                   2,472.2        11,574.0        (12,135.2)         1,911.0
  Value ...............................................                 998,709.7        17,095.1       (156,741.5)       859,063.3
  Vista ...............................................                   9,293.3         5,402.5         (7,055.0)         7,640.8
COLUMBIA FUNDS VARIABLE SERIES TRUST:
  CVP Seligman Global Technology ......................                 764,912.9        65,598.2       (157,266.2)       673,244.9
DIREXION INSURANCE TRUST:
  Dynamic VP HY Bond ..................................                     313.4             0.0              0.0            313.4
DREYFUS INVESTMENT PORTFOLIOS:
  Small Cap Stock Index ...............................                  13,532.1         7,904.1         (6,961.0)        14,475.2
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND: .............                 773,754.3        19,410.0       (110,685.9)       682,478.4
DREYFUS STOCK INDEX FUND: .............................               4,685,760.4       186,546.5       (591,586.4)     4,280,720.5
DREYFUS VARIABLE INVESTMENT FUND:
  International Value .................................                 511,283.5        16,867.8        (83,857.0)       444,294.3
FEDERATED INSURANCE SERIES:
  High Income Bond II .................................                 270,473.9        36,400.1        (43,551.1)       263,322.9
  Kaufmann II .........................................                  11,368.9         4,624.0         (5,209.5)        10,783.4
  Managed Volatility II ...............................                 246,995.4        19,507.8        (61,005.4)       205,497.8
GUGGENHEIM VARIABLE INSURANCE FUNDS: ..................   a
  All-Asset Aggressive Strategy .......................   b               5,557.3         1,539.8             (2.8)         7,094.3
  All-Asset Conservative Strategy .....................   b               1,719.4             0.0           (372.7)         1,346.7
  All-Asset Moderate Strategy .........................   b              35,408.7         2,409.7        (11,607.8)        26,210.6
  CLS AdvisorOne Amerigo ..............................   b             113,499.8         2,992.8        (21,073.9)        95,418.7
  CLS AdvisorOne Clermont .............................   b              48,118.9         5,607.0        (11,271.4)        42,454.5
  Multi-Hedge Strategies ..............................   b               1,485.9             0.0           (800.9)           685.0
  Rydex Banking .......................................   c               9,547.9       482,287.5       (413,066.9)        78,768.5
  Rydex Basic Materials ...............................   c              29,363.1        15,160.4        (34,942.8)         9,580.7
  Rydex Biotechnology .................................   c              59,262.1       155,111.7       (139,317.7)        75,056.1
  Rydex Commodities Strategy ..........................   c              21,809.1         2,508.8         (6,470.0)        17,847.9
  Rydex Consumer Products .............................   c              53,305.2        31,285.6        (43,631.7)        40,959.1
  Rydex Dow 2X Strategy ...............................   c             124,307.9        58,276.8        (76,693.5)       105,891.2
  Rydex Electronics ...................................   c               6,950.1        56,595.7        (58,346.8)         5,199.0
  Rydex Energy ........................................   c              79,404.6         9,213.0        (39,202.6)        49,415.0
  Rydex Energy Services ...............................   c              79,698.3        10,012.1        (56,806.4)        32,904.0
  Rydex Europe 1.25X Strategy .........................   c               9,919.5        90,674.0        (72,254.1)        28,339.4
  Rydex Financial Services ............................   c              27,576.4       121,577.7       (131,904.5)        17,249.6
  Rydex Government Long Bond 1.2X Strategy ............   c             213,516.1       867,163.7     (1,008,748.4)        71,931.4
  Rydex Health Care ...................................   c              24,633.6        75,828.2        (68,716.8)        31,745.0
  Rydex Internet ......................................   c               6,112.7        35,366.8        (32,889.0)         8,590.5
  Rydex Inverse Dow 2X Strategy .......................   c             167,959.0     6,112,093.2     (6,114,962.9)       165,089.3
  Rydex Inverse Government Long Bond Strategy .........   c              55,937.9     1,285,518.7     (1,299,413.0)        42,043.6
  Rydex Inverse Mid-Cap Strategy ......................   c               1,900.5         1,800.5         (2,772.4)           928.6
  Rydex Inverse NASDAQ-100(R) Strategy ................   c             118,453.3       439,077.8       (498,342.3)        59,188.8

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

===================================================================================================================================
                                                                         NUMBER                                            NUMBER
                                                                        OF UNITS                                          OF UNITS
                                                                        BEGINNING       UNITS            UNITS               END
FUND DESCRIPTION                                         NOTES*          OF YEAR      PURCHASED        REDEEMED            OF YEAR
-----------------------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE INSURANCE FUNDS: (continued)          a
  Rydex Inverse Russell 2000(R) Strategy ..............   c               6,974.6       228,063.8       (218,099.0)        16,939.4
  Rydex Inverse S&P 500 Strategy ......................   c             260,601.3       319,747.9       (463,522.7)       116,826.5
  Rydex Japan 2X Strategy .............................   c              12,688.2        67,737.2        (67,669.3)        12,756.1
  Rydex Leisure .......................................   c               2,404.3           158.4         (1,236.1)         1,326.6
  Rydex Mid Cap 1.5X Strategy .........................   c              62,689.5       211,591.8       (196,062.8)        78,218.5
  Rydex NASDAQ-100(R) .................................   c             117,199.5       104,748.0       (111,493.3)       110,454.2
  Rydex NASDAQ-100(R) 2X Strategy .....................   c              55,579.4       760,916.0       (759,358.9)        57,136.5
  Rydex Nova ..........................................   c             121,470.5        70,113.6        (89,882.0)       101,702.1
  Rydex Precious Metals ...............................   c             160,926.6       195,520.7       (241,345.5)       115,101.8
  Rydex Real Estate ...................................   c              12,114.4        29,038.9        (31,769.8)         9,383.5
  Rydex Retailing .....................................   c               3,116.8         3,830.8         (2,742.2)         4,205.4
  Rydex Russell 2000(R) 1.5X Strategy .................   c              50,132.2       151,234.1       (169,721.7)        31,644.6
  Rydex Russell 2000(R) 2X Strategy ...................   c              12,686.1        18,733.8        (11,842.1)        19,577.8
  Rydex S&P 500 2X Strategy ...........................   c              64,257.6       162,429.9       (171,476.6)        55,210.9
  Rydex S&P 500 Pure Growth ...........................   c              60,764.1       219,619.7       (254,703.0)        25,680.8
  Rydex S&P 500 Pure Value ............................   c              47,330.3       145,868.9       (135,034.0)        58,165.2
  Rydex S&P MidCap 400 Pure Growth ....................   c              17,292.2        11,734.8        (19,399.3)         9,627.7
  Rydex S&P MidCap 400 Pure Value .....................   c              16,843.5        97,110.3        (92,991.6)        20,962.2
  Rydex S&P SmallCap 600 Pure Growth ..................   c              95,744.5        40,551.5       (120,176.3)        16,119.7
  Rydex S&P SmallCap 600 Pure Value ...................   c              43,960.6        81,107.3        (87,642.1)        37,425.8
  Rydex Strengthening Dollar 2X Strategy ..............   c               1,556.0            46.0         (1,170.1)           431.9
  Rydex Technology ....................................   c               7,339.2        73,618.0        (73,302.2)         7,655.0
  Rydex Telecommunications ............................   c               8,625.1        23,868.3        (22,562.1)         9,931.3
  Rydex Transportation ................................   c              10,205.1        10,523.9        (20,567.8)           161.2
  Rydex U.S. Government Money Market ..................   c           1,244,049.2        19,502.9       (389,815.4)       873,736.7
  Rydex Utilities .....................................   c              97,861.7        65,734.5        (82,636.9)        80,959.3
  Rydex Weakening Dollar 2X Strategy ..................   c               3,521.1           137.4           (783.0)         2,875.5
  Long Short Equity ...................................   b,k            19,565.5         1,578.0         (1,092.5)        20,051.0
INVESCO VARIABLE INSURANCE FUNDS:
  Core Equity .........................................                  62,225.4         7,091.3         (9,867.7)        59,449.0
  Diversified Dividend ................................   d              16,863.5        48,719.3        (45,911.2)        19,671.6
  Global Health Care ..................................                 173,509.0        67,345.5        (51,414.3)       189,440.2
  Global Real Estate ..................................                 196,814.4        19,791.1        (57,759.4)       158,846.1
  High Yield ..........................................                 742,300.3       176,957.5       (382,553.3)       536,704.5
  Mid Cap Core Equity .................................                  74,025.5         3,680.1        (12,409.5)        65,296.1
  Money Market ........................................   e                    --     2,843,142.1     (1,882,165.7)       960,976.4
  Technology ..........................................                 118,087.5       200,930.4       (176,904.5)       142,113.4
  Value Opportunities .................................   f              99,750.3        16,665.9        (31,082.3)        85,333.9
JANUS ASPEN SERIES:
  Balanced ............................................                  57,509.6         8,827.6        (12,105.3)        54,231.9
  Enterprise ..........................................               2,299,246.4        65,606.4       (299,925.0)     2,064,927.8
  Forty ...............................................                  16,906.3         5,255.3         (5,737.0)        16,424.6
  Janus ...............................................               3,529,119.2       133,069.1       (436,546.2)     3,225,642.1
  Overseas ............................................                 408,723.2        44,606.3       (163,510.6)       289,818.9
  Perkins Mid Cap Value ...............................                   4,605.5         1,323.9           (611.4)         5,318.0
  Global Research .....................................   l           3,297,224.2        96,887.1       (501,683.3)     2,892,428.0
LAZARD RETIREMENT SERIES, INC:
  Emerging Markets Equity .............................                  55,976.8        18,307.2        (32,124.1)        42,159.9
  International Equity ................................                  17,881.0         8,886.9         (8,789.0)        17,978.9
  US Small-Mid Cap Equity .............................                 521,181.5         6,665.9        (80,162.0)       447,685.4
  US Strategic Equity .................................                  76,104.0         1,667.6        (27,425.0)        50,346.6
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
  ClearBridge Aggressive Growth I .....................                  19,661.7        18,090.0        (30,126.0)         7,625.7
  ClearBridge Equity Income I .........................   m               7,907.3        40,054.5        (11,647.2)        36,314.6
  ClearBridge All Cap Value I .........................   n              19,201.1         5,098.2        (10,595.0)        13,704.3
  ClearBridge Large Cap Growth I ......................                   6,649.9        24,912.2        (13,903.5)        17,658.6

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

===================================================================================================================================
                                                                         NUMBER                                            NUMBER
                                                                        OF UNITS                                          OF UNITS
                                                                        BEGINNING       UNITS            UNITS               END
FUND DESCRIPTION                                         NOTES*          OF YEAR      PURCHASED        REDEEMED            OF YEAR
-----------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
  Western Asset Global High Yield Bond ................                   2,991.3         2,112.9           (535.6)         4,568.6
  Western Asset Strategic Bond ........................                  73,150.0        91,020.0        (43,352.8)       120,817.2
LORD ABBETT SERIES FUND, INC:
  Calibrated Dividend Growth ..........................   o             119,770.2         6,021.0         (4,342.8)       121,448.4
  Growth and Income ...................................               1,835,504.5        52,819.2       (236,834.1)     1,651,489.6
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
  Large Cap Value .....................................   g             521,484.3         8,109.6       (108,460.9)       421,133.0
  Mid-Cap Growth ......................................                 191,448.0        10,409.6        (54,327.5)       147,530.1
  Mid Cap Intrinsic Value .............................   h              49,062.3           912.1        (17,512.0)        32,462.4
  Short Duration Bond .................................                 511,172.4        12,312.9       (185,212.6)       338,272.7
  Small-Cap Growth ....................................                  25,011.0         4,494.9        (17,250.4)        12,255.5
  Socially Responsive .................................                  15,550.5           107.9         (3,865.6)        11,792.8
NORTHERN LIGHTS VARIABLE TRUST:
  JNF Balanced ........................................                 821,882.5        23,129.5       (122,004.2)       723,007.8
  JNF Equity ..........................................               1,810,774.1        58,288.5       (327,283.5)     1,541,779.1
  JNF Money Market ....................................   i             911,530.8     1,856,328.3     (2,767,859.1)              --
PIMCO VARIABLE INSURANCE TRUST:
  All Asset ...........................................                  30,700.0         6,894.8         (9,786.7)        27,808.1
  CommodityRealReturn Strategy ........................                  19,939.3         1,901.1         (6,803.2)        15,037.2
  Emerging Markets Bond ...............................                   6,679.3         2,242.4         (2,165.8)         6,755.9
  Foreign Bond US Dollar-Hedged .......................                   3,713.5           327.1           (548.9)         3,491.7
  Global Bond Unhedged ................................                  14,478.1        49,561.7        (32,151.6)        31,888.2
  High Yield ..........................................                  73,190.8        56,233.8        (63,265.1)        66,159.5
  Long-Term US Government .............................                  40,137.9        28,148.2        (50,019.0)        18,267.1
  Low Duration ........................................                  58,772.8         2,489.1        (35,167.3)        26,094.6
  Real Return .........................................               1,088,761.1        83,267.5       (196,928.1)       975,100.5
  Short-Term ..........................................                 120,922.4         7,987.2        (92,924.2)        35,985.4
  Total Return ........................................               1,387,830.5       620,714.8       (607,120.1)     1,401,425.2
PIONEER VARIABLE CONTRACTS TRUST:
  Emerging Markets ....................................                  20,067.0        20,296.3        (18,551.3)        21,812.0
  Equity Income .......................................                 419,513.0        18,067.3       (147,061.1)       290,519.2
  Fund ................................................                 105,418.5         3,107.4        (25,333.3)        83,192.6
  Disciplined Value ...................................   j              11,985.8           391.9         (3,271.8)         9,105.9
  High Yield ..........................................                   8,026.3           556.4         (1,419.5)         7,163.2
  Mid Cap Value .......................................                   6,589.4         2,242.6         (4,130.3)         4,701.7
  Strategic Income ....................................                  16,183.2        42,280.0        (26,314.0)        32,149.2
ROYCE CAPITAL FUND:
  Micro-Cap ...........................................                 116,814.2         8,558.8        (46,246.4)        79,126.6
  Small-Cap ...........................................                 234,057.4        21,218.8        (60,365.3)       194,910.9
THIRD AVENUE VARIABLE SERIES TRUST:
  Value ...............................................                 590,330.2        34,812.1       (157,226.3)       467,916.0
VAN ECK VIP TRUST:
  Emerging Markets ....................................                 492,269.1        50,503.4       (180,646.5)       362,126.0
  Unconstrained Emerging Markets Bond .................   p             217,641.6         5,904.9        (58,533.4)       165,013.1
  Global Hard Assets ..................................                 486,542.3        29,609.9       (111,188.0)       404,964.2
  Multi-Manager Alternatives ..........................                  69,542.2         7,215.5        (40,343.8)        36,413.9
WELLS FARGO ADVANTAGE VT FUNDS:
  Discovery ...........................................                 150,250.8        12,441.7        (21,691.6)       141,000.9
  Opportunity .........................................                 634,964.4        10,212.4       (129,825.1)       515,351.7
                                                                     --------------------------------------------------------------
                                                                     43,452,496.5    20,940,768.6    (26,607,147.4)    37,786,117.7
                                                                     --------------------------------------------------------------

*See Footnote 8 for details.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

================================================================================

(8) DETAIL DESCRIPTIONS FOR STATEMENT OF OPERATIONS AND UNIT PROGRESSION FOOTNOTE REFERENCES

      FOR THE PERIOD ENDING DECEMBER 31, 2013:

a)    For the period January 1, 2013 through August 23, 2013 (liquidation of fund).

b) Guggenheim Long Short Equity was formerly Guggenheim U.S. Long Short Momentum prior to its name change effective Oct 30, 2013.

c) Invesco Value Opportunities was formerly Invesco Van Kampen Value Opportunities prior to its name change effective May 1, 2013.

d) Janus Aspen Series - Institutional Global Research was formerly Janus Aspen Series - Institutional Worldwide prior to its name change effective May 1, 2013.

e) Legg Mason All Cap Value was formerly Legg Mason Fundamental All Cap Value prior to its name change effective May 1, 2013.

f) Legg Mason Equity Income was formerly Legg Mason Equity Income Builder prior to its name change effective May 1, 2013.

g) Lord Abbett Calibrated Dividend Growth was formerly Lord Abbett Capital Structure prior to its name change effective May 1, 2013.

h) Pioneer Disciplined Value was formerly Pioneer Fundamental Value prior to its name change effective May 1, 2013.

i) Van Eck Unconstrained Emerging Markets Bond was formerly Van Eck Global Bond prior to its name change effective May 1, 2013. FOR THE PERIOD ENDING DECEMBER 31, 2012:

a) The Guggenheim Variable Insurance Funds was formerly the Rydex Variable Trust prior to the name change effective May 1, 2012.

b) The following funds in the Guggenheim Variable Insurance Funds had name changes effective February 29, 2012:

            Guggenheim VIT All-Asset Aggressive Strategy was formerly SGI All-Asset Aggressive Strategy

            Guggenheim VIT All-Asset Conservative Strategy was formerly SGI All-Asset Conservative Strategy

            Guggenheim VIT All-Asset Moderate Strategy was formerly SGI All-Asset Moderate Strategy

            Guggenheim VIT CLS AdvisorOne Amerigo was formerly SGI CLS AdvisorOne Amerigo

            Guggenheim VIT CLS AdvisorOne Clermont was formerly SGI CLS AdvisorOne Clermont

            Guggenheim VIT Multi-Hedge Strategies was formerly SGI Multi-Hedge Strategies

            Guggenheim VIT U.S. Long Short Momentum was formerly SGI U.S. Long Short Momentum

c) The Guggenheim VIT funds not mentioned in 2012 Footnote "b" above added 'Rydex' as a prefix to the fund name as of May 1, 2012.

d) Invesco V.I. Diversified Dividend was formerly Invesco V.I. Dividend Growth prior to its name change May 1, 2012.

e)    For the period May 1, 2012 (inception of fund) through December 31, 2012.

f) Invesco Value Opportunities Fund was formerly Invesco Van Kampen Value Opportunities Fund prior to its name change effective May 1, 2013 and Invesco Van Kampen Value Opportunities was formerly Invesco Basic Value prior to its name change May 1, 2012.

g) Neuberger Large Cap Value was formerly Neuberger Partners prior to its name change May 1, 2012.

h) Neuberger Mid Cap Intrinsic Value was formerly Neuberger Regency prior to its name change May 1, 2012.

i)    For the period January 1, 2012 through May 15, 2012 (liquidation of fund).

j) Pioneer Disciplined Value was formerly Pioneer Fundamental Value prior to its name change effective May 1, 2013 and Pioneer Fundamental Value II was formerly Pioneer Cullen Value II prior to its name change June 30, 2012.

k) Guggenheim Long Short Equity was formerly the Guggenheim U.S. Long Short Momentum prior to its name change effective Oct 30, 2013.

l) Janus Aspen Series - Institutional Global Research was formerly Janus Aspen Series - Institutional Worldwide prior to its name change effective May 1, 2013.

m) Legg Mason Equity Income was formerly Legg Mason Equity Income Builder prior to its name change effective May 1, 2013.

n) Legg Mason All Cap Value was formerly Legg Mason Fundamental All Cap Value prior to its name change effective May 1, 2013.

o) Lord Abbett Calibrated Dividend Growth was formerly Lord Abbett Capital Structure prior to its name change effective May 1, 2013.

p) Van Eck Unconstrained Emerging Markets Bond was formerly Van Eck Global Bond prior to its name change effective May 1, 2013.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

================================================================================
TO THE BOARD OF DIRECTORS JEFFERSON NATIONAL LIFE INSURANCE COMPANY AND
CONTRACT OWNERS OF JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

  We have audited the accompanying statement of assets and liabilities of Jefferson National Life Annuity Account E (the "Account") as of December 31, 2013, the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2013, and the financial highlights for each of the five years in the periods ended December 31, 2013. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian, fund transfer agent, and others. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Jefferson National Life Annuity Account E as of December 31, 2013, the results of its operations, changes in its net assets for each of the two years in the period ended December 31, 2013, and financial highlights for each of the five years in the periods ended December 31, 2013, in conformity with accounting principles generally accepted in the United States of America.

/s/ BDO USA, LLP

New York, New York
April 30, 2014

================================================================================
                                   JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
                                   SPONSOR
                                   Jefferson National Life Insurance Company
                                   DISTRIBUTOR
                                   Jefferson National Securities Corporation
                                   INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM BDO USA, LLP

                                    PART C
                              OTHER INFORMATION

ITEM 24.    FINANCIAL STATEMENTS AND EXHIBITS

(a)   Financial Statements

The following financial statements are included in Part B of the Registration
Statement:

The statutory-basis financial statements of Jefferson National Life Insurance Company at December 31, 2013 and 2012, and for the three years ended December 31, 2013.

The financial statements of Jefferson National Life Annuity Account E at December 31, 2012 and for each of the two years ended December 31, 2012.

(b)    Exhibits

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E


 (1)      (a)             Resolution of Board of Directors of the Company authorizing the establishment of the          (10)
                          Separate Account.

          (b)             Resolution Changing the Name of the Separate Account                                          (1)

 (2)                      Not Applicable.

 (3)      (a)     (i)     Form of Principal Underwriter's Agreement of the Company on behalf of the Separate Account    (1)
                          and Inviva Securities Corporation.

                  (ii)    Form of Amendment to the Principal Underwriter's Agreement                                    (1)

          (b)             Form of Selling Agreement                                                                     (1)

 (4)      (a)             Form of Individual Contract - Achievement. (CVIC-4047)                                        (1)

          (b)             Form of Individual Contract - Educator. (CVIC-4048)                                           (1)

          (c)             Form of Group Contract. (CVIC-4048)                                                           (2)

          (d)             Form of Waiver of Contingent Deferred Sales Charges for Unemployment Rider. (CVIC-4023)       (1)

          (e)             Form of Waiver of Contingent Deferred Sales Charges for Nursing Care Confinement Rider.       (1)
                          (CVIC-4020)

          (f)             Form of Waiver of Contingent Deferred Sales Charges for Terminal Illness Rider.               (1)
                          (CVIC-4021)

          (g)             Form of Age 100 Endorsement (Annuity Date END 8-12)                                           (20)

          (h)             Form of 403(b) Endorsement (JNL-403(b) END 7-12)                                              (20)

 (5)                      Form of Application for Individual Annuity Contract. (JNL-6000)                               (1)

 (6)      (a)             Amended and Restated Articles of Incorporation of Conseco Variable Insurance Company.         (1)

          (b)             Amended and Restated By-Laws of the Company.                                                  (1)

 (7)                      Not Applicable.

 (8)      (a)             Form of Participation Agreement dated October 23, 2002 with Conseco Series Trust and          (1)
                          Conseco Equity Sales, Inc. and amendments thereto dated September 10, 2003 and February 1,
                          2001.

                  (i)     Form of Amendment dated May 1, 2006 to the Participation Agreement dated October 23, 2002     (13)
                          by and among 40|86 Series Trust, 40|86 Advisors, Inc. and Jefferson National Life
                          Insurance Company.


                                  C-1


         (b)      (i)     Form of Participation Agreement by and among A I M Distributors, Inc., Jefferson National     (3)
                          Life Insurance Company, on behalf of itself and its separate accounts, and Inviva
                          Securities Corporation dated May 1, 2003.

                  (ii)    Form of Amendment dated April 6, 2004 to the Participation Agreement by and among A I M       (1)
                          Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003.

                  (iii)   Form of Amendment dated May 1, 2006 to the Participation Agreement by and among A I M         (13)
                          Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003.

                  (iv)    Form of Amendment dated May 1, 2008 to the Participation Agreement by and among A I M         (15)
                          Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Jefferson National Securities Corporation dated May 1, 2003.

                  (v)     Form of amendment dated August 10, 2010 to the form of Participation Agreement dated May      (18)
                          1, 2003 by and among AIM Variable Insurance Funds,  INVESCO/AIM Distributors, and
                          Jefferson National Life

                  (vi)    Form of amendment dated September 13, 2010 to the form of Participation Agreement dated       (18)
                          May 1, 2003 by and among AIM Variable Insurance Funds,  INVESCO/AIM Distributors, and
                          Jefferson National Life

          (c)     (i)     Form of Participation Agreement among the Alger American Fund, Great American Reserve         (4)
                          Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.

                  (ii)    Form of Amendment dated November 5, 1999 to the Participation Agreement among the Alger       (5)
                          American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Inc.
                          dated March 31, 1995.

                  (iii)   Form of Amendment dated January 31, 2001 to the Participation Agreement among the Alger       (5)
                          American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Inc.
                          dated March 31, 1995.

                  (iv)    Form of Amendments August 4, 2003 and March 22, 2004 to the Participation Agreement among     (1)
                          the Alger American Fund, Great American Reserve Insurance Company and Fred Alger and
                          Company, Inc. dated March 31, 1995.

                  (v)     Form of Amendment dated May 1, 2006 to the Participation Agreement among the Alger            (13)
                          American Fund, Jefferson National Life Insurance Company and Fred Alger and Company, Inc.
                          dated March 31, 1995.

                  (vi)    Form of Amendment dated May 1, 2008 to the Participation Agreement among The Alger            (15)
                          American Fund, Jefferson National Life Insurance Company and Fred Alger and Company, Inc.
                          dated March 31, 1995.

          (d)     (i)     Form of Participation Agreement between Great American Reserve Insurance Company and          (4)
                          American Century Investment Services as of 1997.

                  (ii)    Form of Amendment dated November 15, 1997 to the Participation Agreement between Great        (5)
                          American Reserve Insurance Company and American Century Investment Services as of 1997.

                  (iii)   Form of Amendment dated December 31, 1997 to the Participation Agreement between Great        (5)
                          American Reserve Insurance Company and American Century Investment Services as of 1997.

                  (iv)    Form of Amendment dated January 13, 2000 to the Participation Agreement between Great         (5)
                          American Reserve Insurance Company and American Century Investment Services as of 1997.

                  (v)     Form of Amendment dated February 9, 2001 to the Participation Agreement between Great         (5)
                          American Reserve Insurance Company and American Century Investment Services as of 1997.


                                    C-2


                  (vi)    Form of Amendments dated July 31, 2003 and March 25, 2004 to the Participation Agreement      (1)
                          between Great American Reserve Insurance Company and American Century Investment Services
                          as of 1997.

                  (vii)   Form of Amendments dated May 1, 2005 to the Participation Agreement between Jefferson         (11)
                          National Life Insurance Company and American Century Investment Services as of 1997.

                  (viii)  Form of Amendment dated May 1, 2006 to the Participation Agreement between Jefferson          (13)
                          National Life Insurance Company and American Century Investment Services as of 1997.

                  (ix)    Form of Amendment dated May 1, 2007 to the Participation Agreement between Jefferson          (14)
                          National Life Insurance Company and American Century Investment Services.

                  (x)     Form of Amendment October 26, 2010 to the Participation Agreement as of 1997 between          (18)
                          Jefferson National Life Insurance Company and American Century Investment Services

          (e)     (i)     Form of Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance     (5)
                          Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund,
                          Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.

                  (ii)    Form of Amendment dated March 21, 2002 to the Participation Agreement dated May 1, 1995 by    (5)
                          and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The
                          Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc.
                          and Dreyfus Investment Portfolios.

                  (iii)   Form of Amendment dated May 1, 2003 to the Participation Agreement dated May 1, 1995 by       (1)
                          and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The
                          Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc.
                          and Dreyfus Investment Portfolios.

                  (iv)    Form of Amendment dated 2004 to the Participation Agreement dated May 1, 1995 by and among    (1)
                          Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially
                          Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus
                          Investment Portfolios.


                  (v)     Form of Amendment dated May 1, 2005 to the Participation Agreement dated May 1, 1995 by       (11)
                          and among Jefferson National Life Insurance Company, Dreyfus Variable Investment Fund, The
                          Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc.
                          and Dreyfus Investment Portfolios.

          (f)     (i)     Form of Participation Agreement dated March 6, 1995 by and among Great American Reserve       (4)
                          Insurance Company and Insurance Management Series, Federated Securities Corp.


                  (ii)    Form of Amendment dated 1999 to the Participation Agreement dated March 6, 1995 by and        (5)
                          among Conseco Variable Insurance Company, Federated Insurance Series and Federated
                          Securities Corp.

                  (iii)  Form of Amendment dated January 31, 2001 to the Participation Agreement dated March 6, 1995    (5)
                         by and among Conseco Variable Insurance Company, Federated Insurance Series and Federated
                         Securities Corp.

                  (iv)   Form of Amendment dated 2004 to the Participation Agreement dated March 6, 1995 by and         (1)
                         among Conseco Variable Insurance Company, Federated Insurance Series and Federated
                         Securities Corp.

                  (v)    Form of Amendment dated May 1, 2006 to the Participation Agreement dated March 6, 1995 by     (13)
                         and among Jefferson National Life Insurance Company, Federated Insurance Series and
                         Federated Securities Corp.


                                 C-3


          (g)     (i)    Form of Participation Agreement by and among First American Insurance Portfolios, Inc.,        (6)
                         First American Asset Management and Conseco Variable Insurance Company dated 2001.


                  (ii)   Form of Amendment dated April 25, 2001 to the Participation Agreement by and among First       (5)
                         American Insurance Portfolios, Inc., First American Asset Management and Conseco Variable
                         Insurance Company dated 2001.

                  (iii)  Form of Amendment dated May 1, 2003 to the Participation Agreement by and among First          (1)
                         American Insurance Portfolios, Inc., First American Asset Management and Conseco Variable
                         Insurance Company dated 2001.

          (h)     (i)    Form of Participation Agreement among Janus Aspen Series and Jefferson National Life           (1)
                         Insurance Company dated May 1, 2003 and Form of Amendment dated July 2003 thereto.

                  (ii)   Form of Amendment date May 1, 2005 to the Participation Agreement among Janus Aspen Series    (11)
                         and Jefferson National Life Insurance Company dated May 1, 2003.

                  (iii)  Form of Amendment dated May 1, 2006 to the Participation Agreement among Janus Aspen          (13)
                         Series, Janus Distributors LLC and Jefferson National Life Insurance Company dated February
                         1, 2001.

                  (iv)   Form of Amendment dated May 1, 2008 to the Participation Agreement among Janus Aspen          (15)
                         Series, Janus Distributors LLC and Jefferson National Life Insurance Company dated February
                         1, 2001 (Service and Institutional)

          (i)     (i)    Form of Participation Agreement among Lazard Retirement Series, Inc., Lazard Asset             (1)
                         Management, LLC, Inviva Securities Corporation and Jefferson National Life Insurance
                         Company dated May 1, 2003.

                  (ii)   Form of Amendment dated March 21, 2004 to the Participation Agreement among Lazard             (1)
                         Retirement Series, Inc., Lazard Asset Management, LLC, Inviva Securities Corporation and
                         Jefferson National Life Insurance Company dated May 1, 2003.

          (j)     (i)    Form of Participation Agreement dated April 10, 1997 by and among Lord, Abbett & Co. and       (4)
                         Great American Reserve Insurance Company.

                  (ii)   Form of Amendment dated December 1, 2001 to the Participation Agreement dated April 10,        (7)
                         1997 by and among Lord, Abbett & Co. and Great American Reserve Insurance Company.


                  (iii)  Form of Amendment dated May 1, 2003 to the Participation Agreement dated April 10, 1997 by     (1)
                         and among Lord, Abbett & Co. and Great American Reserve Insurance Company.

                  (iv)   Form of Participation Agreement dated February 13, 2008 by and among Jefferson National       (16)
                         Life Insurance Company, Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC.

          (k)     (i)    Form of Participation Agreement dated April 30, 1997 by and among Neuberger&Berman Advisers    (5)
                         Management Trust, Advisers Managers Trust, Neuberger&Berman Management Incorporated and
                         Great American Reserve Insurance Company.


                  (ii)   Form of Amendment dated May 1, 2000 to the Participation Agreement dated April 30, 1997 by     (5)
                         and among Neuberger Berman Advisers Management Trust, Advisers Managers Trust, Neuberger
                         Berman Management Incorporated and Conseco Variable Insurance Company.

                  (iii)  Form of Amendment dated January 31, 2001 to the Participation Agreement dated April 30,        (5)
                         1997 by and among Neuberger&Berman Advisers Management Trust, Advisers Managers Trust,
                         Neuberger&Berman Management Incorporated and Conseco Variable Insurance Company.


                                 C-4


                  (iv)   Form of Amendment dated May 1, 2004 to the Participation Agreement dated April 30, 1997 by     (8)
                         and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management
                         Incorporated and Jefferson National Life Insurance Company.

                  (v)    Form of Amendment dated April 4, 2004 to the Participation Agreement dated April 30, 1997      (1)
                         by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management
                         Incorporated and Jefferson National Life Insurance Company.

                  (vi)   Form of Amendment dated May 1, 2005 to the Participation Agreement dated April 30, 1997 by    (11)
                         and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management
                         Incorporated and Jefferson National Life Insurance Company.

                  (vii)  Form of Amendment dated May 1, 2006 to the Participation Agreement dated April 30, 1997 by    (13)
                         and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management
                         Incorporated and Jefferson National Life Insurance Company.

                  (viii) Form of Amendment dated May 1, 2007 to the Participation Agreement dated April 30, 1997 by    (14)
                         and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management
                         Incorporated and Jefferson National Life Insurance Company.

                  (ix)   Form of Amendment dated May 1, 2009 to the Participation Agreement dated April 30, 1997 by    (16)
                         and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management
                         Incorporated and Jefferson National Life Insurance Company.

          (l)     (i)    Form of Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance        (1)
                         Trust, PIMCO Advisors Distributors LLC and Jefferson National Life Insurance Company and
                         amended dated April 13, 2004 thereto.

                  (ii)   Form of Amendment dated May 1, 2005 to the Participation Agreement dated May 1, 2003 by and   (11)
                         among PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson
                         National Life Insurance Company.

                  (iii)  Form of Amendment dated May 1, 2006 to the Participation Agreement dated May 1, 2003 by and   (13)
                         among PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson
                         National Life Insurance Company.

                  (iv)   Form of Amendment dated May 1, 2008 to the Participation Agreement dated May 1, 2003 by and   (15)
                         among PIMCO Variable Insurance Trust, Alliance Global Investor Distributors LLC and
                         Jefferson National Life Insurance Company.

                  (v)    Form of Amendment dated May 1, 2009 to the Participation Agreement dated May 1, 2003 by and   (16)
                         among PIMCO Variable Insurance Trust, Alliance Global Investor Distributors LLC and
                         Jefferson National Life Insurance Company.

                  (vi)   Form of amendment dated October 1, 2010 to the Participation Agreement dated May 1, 2003      (18)
                         among Jefferson National Life Insurance Company, PIMCO Variable Insurance Trust, and
                         Allianz Global Investors Distributors

                  (vii)  Form of Amendment dated January 23, 2012 to the Participation Agreement dated May 1, 2003     (19)
                         among Jefferson National Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO
                         Investments LLC.

          (m)     (i)    Form of Participation Agreement dated May 1, 2003 among Pioneer Variable Contract Trust,       (1)
                         Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer
                         Funds Distributor, Inc.

                  (ii)   Form of Amendment to the Participation Agreement dated May 1, 2003 among Pioneer Variable     (11)
                         Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management,
                         Inc. and Pioneer Funds Distributor, Inc.

                  (iii)  Form of amendment to Participation Agreement dated May 1, 2006 among Pioneer Variable         (13)
                         Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management,
                         Inc. and Pioneer Funds Distributor, Inc.


                                 C-5


                  (iv)   Form of amendment to Participation Agreement dated May 1, 2008 among Pioneer Variable         (15)
                         Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management,
                         Inc. and Pioneer Funds Distributor, Inc.

                  (v)    Form of amendment to Participation Agreement dated May 1, 2009 among Pioneer Variable         (16)
                         Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management,
                         Inc. and Pioneer Funds Distributor, Inc.

          (n)            Form of Participation Agreement dated May 1, 2003 by and among Royce Capital Fund, Royce &     (1)
                         Associates, LLC and Jefferson National Life Insurance Company and Inviva Securities
                         Corporation and Form of Amendment dated April 5, 2004 thereto.

                  (i)    Form of amendment to Participation Agreement dated May 1, 2006 among Royce Capital Fund,      (13)
                         Royce & Associates, LLC and Jefferson National Life Insurance Company and Inviva Securities
                         Corporation.

                  (ii)   Form of amendment to Participation Agreement dated May 1, 2008 among Royce Capital Fund,      (15)
                         Royce & Associates, LLC and Jefferson National Life Insurance Company and Jefferson
                         National Securities Corporation.

          (o)     (i)    Form of Participation Agreement dated March 24, 2000 by and among Conseco Variable             (9)
                         Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc.

                  (ii)   Form of Amendment dated April 13, 2004 to the Form of Participation Agreement dated March      (1)
                         24, 2000 by and among Conseco Variable Insurance Company, RYDEX Variable Trust and PADCO
                         Financial Services, Inc.

                  (iii)  Form of Amendment dated May 1, 2005 to the Form of Participation Agreement dated March 24,    (11)
                         2000 by and among Jefferson Life Insurance Company, RYDEX Variable Trust and PADCO
                         Financial Services, Inc.

                  (iv)   Form of Amendment dated May 1, 2006 to the Form of Participation Agreement dated March 24,    (13)
                         2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and PADCO
                         Financial Services, Inc.

                  (v)    Form of Amendment dated March 31, 2008 to the Form of Participation Agreement dated March     (15)
                         24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and
                         Rydex Distributors, Inc.

                  (vi)   Form of Amendment dated May 1, 2010 to the Form of Participation Agreement dated March 24,    (17)
                         2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and Rydex
                         Distributors, Inc.

                  (vii)  Form of amendment dated November 18, 2010 to the Form of Participation Agreement dated        (18)
                         March 24, 2000 by and among Jefferson National Life Insurance Company, Rydex Variable
                         Trust, and Rydex Distributors.

          (p)     (i)    Form of Participation Agreement dated April 2004 between Jefferson National Life Insurance     (1)
                         Company and Citigroup Global Markets Inc.

                  (ii)   Form of Amendment dated May 1, 2005 to the Form of Participation Agreement dated April 2004   (11)
                         between Jefferson National Life Insurance Company and Citigroup Global Markets Inc.

                  (iii)  Form of Amendment dated April 28, 2007 to Form of Participation Agreement dated April 2004    (14)
                         between Jefferson National Life Insurance Company and Citigroup Global Markets Inc. (Legg
                         Mason)

          (q)     (i)    Form of Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc.,      (6)
                         Seligman Advisors, Inc. and Conseco Variable Insurance Company.


                                 C-6


                  (ii)   Form of Amendment dated January 31, 2001 to the Participation Agreement dated May 1, 2000      (5)
                         by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable
                         Insurance Company.

                  (iii)  Form of Amendment dated August 5, 2003 to the Participation Agreement dated May 1, 2000 by     (1)
                         and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance
                         Company.

                  (iv)   Form of Amendment dated 2004 to the Participation Agreement dated May 1, 2000 by and among     (1)
                         Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.

                  (v)    Form of Amendment dated May 1, 2006 to the Participation Agreement dated May 1, 2000 by and   (13)
                         among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Jefferson National Life
                         Insurance Company.

                  (vi)   Form of Amendment dated March 31, 2008 to the Participation Agreement dated May 1, 2000 by    (15)
                         and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Jefferson National Life
                         Insurance Company.

          (r)     (i)    Form of Participation Agreement dated April 30, 1997 by and among Great American Reserve       (5)
                         Insurance Company, Strong Variable Insurance Funds, Inc., Strong Special Fund II, Inc,
                         Strong Capital Management, Inc. and Strong Funds Distributors, Inc.

                  (ii)   Form of Amendment dated December 11, 1997 to Participation Agreement dated April 30, 1997      (5)
                         by and among Great American Reserve Insurance Company, Strong Variable Insurance Funds,
                         Inc., Strong Opportunity Funds II, Inc., Strong Capital Management, Inc. and Strong Funds
                         Distributors, Inc.

                  (iii)  Form of Amendment dated December 14. 1999 to Participation Agreement dated April 30, 1997      (5)
                         by and among Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc.,
                         Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. and Strong Investments,
                         Inc.

                  (iv)   Form of Amendment dated March 1, 2001 to Participation Agreement dated April 30, 1997 by       (5)
                         and among Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong
                         Opportunity Fund II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc.

                  (v)    Form of Amendments dated December 2, 2003 and April 5, 2004 to Participation Agreement dated    (1)
                         April 30, 1997 by and among Conseco Variable Insurance Company, Strong Variable Insurance
                         Funds, Inc., Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. and Strong
                         Investments, Inc.

          (s)     (i)    Form of Participation Agreement dated May 1, 2003 with by and among Third Avenue Management    (8)
                         LLC and Jefferson National Life Insurance Company.

                  (ii)   Form of Amendment dated April 6, 2004 to the Participation Agreement dated May 1, 2003 with    (1)
                         by and among Third Avenue Management LLC and Jefferson National Life Insurance Company.

          (t)     (i)    Form of Participation Agreement dated February 29, 2000 by and among Conseco Variable          (5)
                         Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation.

                  (ii)   Form of Amendment dated January 31, 2001 to Participation Agreement dated February 29, 2000    (5)
                         by and among Conseco Variable Insurance Company, Van Eck Worldwide Insurance Trust and Van
                         Eck Associates Corporation.

                  (iii)  Form of Amendment dated January 31, 2001 to Participation Agreement dated February 29, 2000    (5)
                         by and among Conseco Variable Insurance Company, Van Eck Worldwide Insurance Trust and Van
                         Eck Associates Corporation.


                                 C-7


                  (iv)   Form of Amendment dated May 1, 2003 to Participation Agreement dated March 1, 1995 by and      (8)
                         among Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and Jefferson
                         National Life Insurance Company.

                  (v)    Form of Amendment dated May 1, 2010 to Participation Agreement dated March 1, 1995 by and     (17)
                         among Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and Jefferson
                         National Life Insurance Company.

          (u)     (i)    Form of Participation Agreement between Jefferson National Life Insurance Company, Bisys       (1)
                         Fund Services LP, Choice Investment Management Variable Insurance funds dated May 1, 2003.

                  (ii)   Form of Amendment dated 2004 to the Participation Agreement between Jefferson National Life    (1)
                         Insurance Company, Bisys Fund Services LP, Choice Investment Management Variable Insurance
                         funds dated May 1, 2003.

          (v)     (i)    Form of Participation Agreement between Jefferson National Life Insurance Company, Wells      (11)
                         Fargo Funds Distributor, LLC and Wells Fargo Variable Trust date April 8, 2005.

                  (ii)   Form of Amendment dated May 1, 2006 to Participation Agreement between Jefferson National     (13)
                         Life Insurance Company, Wells Fargo Funds Distributor, LLC and Wells Fargo Variable Trust
                         dated April 8, 2005.

                  (iii)  Form of Amendment dated May 1, 2008 to Participation Agreement between Jefferson National     (15)
                         Life Insurance Company, Jefferson National Securities Corporation, Wells Fargo Funds
                         Distributor, LLC and Wells Fargo Variable Trust dated April 8, 2005.

          (w)     (i)    Form of Participation Agreement between Jefferson National Life Insurance Company, Rafferty   (11)
                         Asset Management, LLC and Potomac Insurance Trust dated May 1, 2005.

                  (ii)   Form of Amendment dated May 1, 2006 to Participation Agreement between Jefferson National     (13)
                         Life Insurance Company, Rafferty Asset Management, LLC and Potomac Insurance Trust dated
                         May 1, 2005.

                  (iii)  Form of Amendment dated May 1, 2008 to Participation Agreement between Jefferson National     (15)
                         Life Insurance Company, Rafferty Asset Management, LLC and Direxion Insurance Trust dated
                         May 1, 2005.

          (x)     (i)    Form of Participation Agreement between Jefferson National Life Insurance Company, Alliance   (13)
                         Capital Management L.P. and AllianceBernstein Investment Research and Management, Inc.
                         dated May 1, 2006.

                  (ii)   Form of Amendment dated March 1, 2008 to Form of Participation Agreement between Jefferson    (15)
                         National Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments,
                         Inc. dated May 1, 2006.

          (y)     (i)    Form of Participation Agreement between Northern Lights Variable Trust and Jefferson          (14)
                         National Life Insurance Company dated May 1, 2007

                  (ii)   Form of Amended Participation Agreement between Northern Lights Variable Trust and            (15)
                         Jefferson National Life Insurance Company dated March 18, 2008.

          (z)     (i)    Form of Participation Agreement among Jefferson National Life Insurance Company, Federated    (17)
                         Insurance Series and Federated Securities Corp. dated March, 2010.

         (aa)     (i)    Form of Participation Agreement dated August 24, 2011 by and among Jefferson National Life    (19)
                         Insurance Company, Rydex Variable Trust, SBL Fund, and Rydex Distributors, LLC.

(9)                      Opinion and Consent of Counsel.                                                               (21)


                                 C-8


(10)                     Consent of Independent Registered Public Accounting Firm.                                     (21)

(11)                     Financial Statements omitted from Item 23 above.                                               N/A

(12)                     Initial Capitalization Agreement.                                                              N/A

(13)      (a)     (i)    Powers of Attorney                                                                             (1)

                  (ii)   Powers of Attorney - Laurence Greenberg                                                        (12)

                  (iii)  Powers of Attorney - Robert Jefferson                                                         (13)

                  (iv)   Powers of Attorney - for Joseph F. Vap                                                        (16)

                  (v)    Powers of Attorney - Mitchell H. Caplan                                                       (17)

                  (vi)   Powers of Attorney for - Robert C. Covington                                                  (19)

                  (vii)  Powers of Attorney for - Andrew T. Mulderry                                                   (19)

                  (viii) Powers of Attorney for - Steven F. Piaker                                                     (19)

                  (ix)   Powers of Attorney for - Eric S. Schwartz                                                     (19)

                  (x)    Powers of Attorney for - David Lau                                                            (20)


(1) Incorporated herein by reference to Post-Effective Amendment Nos 15 and 15 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos 033-74092 and 811-08288) filed electronically on Form N-4 on May 3,2004 (Accession Number 0001047469-04-015219)

(2) Incorporated herein by reference to initial Registration Statement for Jefferson National Life Annuity Account E (File Nos. 333-74092 and 811-08288) filed electronically on Form N-4 on May 15, 1998 (Accession Number 0000928389-98-000129).

(3) Incorporated herein by reference to Post-Effective Amendment Nos. 6 and 7 to the Registration Statement for Jefferson National Life Annuity Account I (File Nos. 333-53836 and 811-10213) filed electronically on Form N-4 on May 1, 2003 (Accession Number 0001047469-03-016215).

(4) Incorporated herein by reference to Pre-Effective Amendment Nos. 1 and 1 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on February 3, 1998 (Accession Number 0000928389-98-000014).

(5) Incorporated herein by reference to Post-Effective Amendment Nos. 13 and 13 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on June 24, 2002 (Accession Number 0000930413-02-002084).

(6) Incorporated herein by reference to Post-Effective Amendment Nos. 21 and 29 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-02460 and 811-04819) filed electronically on Form N-4 on May 1, 2001 (Accession Number 000092839-01-500130).

(7) Incorporated herein by reference to Post-Effective Amendment Nos. 9 and 10 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-00373 and 811-07501) filed electronically on Form N-4 on June 24, 2002 (Accession Number 0000930413-02-0020 85).

(8) Incorporated herein by reference to Post-Effective Amendment Nos. 24 and 35 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-0246 and 811-04819) filed electronically on Form N-4 on May 1, 2003 (Accession Number 0001047469-03-016209).

(9) Incorporated herein by reference to Post-Effective Amendment Nos. 1 and 2 to the Registration Statement for Jefferson National Life Annuity Account H (File Nos. 333-90737 and 811-09693) filed electronically on Form N-4 on April 28, 2000 (Accession Number 0000928389-00-000130).

(10) Incorporated herein by reference to Post-Effective Amendment Nos. 6 and 6 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on May 15, 1998 (Accession Number 0000928389-98-000129).

(11) Incorporated herein by reference to Post-Effective Amendment Nos. 16 and 16 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on April 22, 2005 (Accession Number 0000930413-05-002846).

(12) Incorporated herein by reference to the initial Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 13, 2005 (Accession Number 0000930413-05-002595).

(13) Incorporated herein by reference to Post-Effective Amendment Nos. 17 and 17 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on April 28, 2006 (Accession Number 0000930413-06-003346).

(14) Incorporated herein by reference to Post-Effective Amendment Nos. 18 and 18 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on April 18, 2007 (Accession Number 0000930413-07-003582).

(15) Incorporated herein by reference to Post-Effective Amendment Nos. 19 and 19 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on April 16, 2008 (Accession Number 0000891092-08-002105).

(16) Incorporated herein by reference to Post-Effective Amendment Nos. 20 and 20 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on April 28, 2009 (Accession Number 0000891092-09-001690)

(17) Incorporated herein by reference to Post-Effective Amendment Nos. 21 and 21 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on April 28, 2010 (Accession Number 0000891092-10-001650)

(18) Incorporated herein by reference to Post-Effective Amendment Nos. 22 and 22 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on April 29, 2011 (Accession Number 0000891092-11-002738)

(19) Incorporated herein by reference to Post-Effective Amendment Nos. 23 and 23 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on April 30, 2012 (Accession Number 0000891092-12-002377)

(20) Incorporated herein by reference to Post-Effective Amendment Nos. 24 and 24 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on April 30, 2013 (Accession Number 0000891092-13-003469)

(21)     Filed herewith

ITEM 25.    DIRECTORS AND OFFICERS OF THE DEPOSITOR

The officers and directors of Jefferson National Life Insurance Company are listed below. Their principal business address is 10350 Ormsby Park Place, Louisville, KY 40223, unless otherwise noted.

NAME                                      POSITIONS AND OFFICES WITH DEPOSITOR
Mitchell H. Caplan            Director, Chief Executive Officer
Laurence P. Greenberg         Director, President
Craig A. Hawley               Director, General Counsel and Secretary
David Lau                     Director, Chief Operating Officer
Joseph Vap                    Director, Chief Financial Officer and Treasurer
Robert C. Covington (1)       Director
Andrew T. Mulderry (2)        Director
Steven F. Piaker (3)          Director
Eric S. Schwartz (4)          Director


(1)   The business address of this director is 2 Lenon Place, Little Rock, AR
72207

(2)   The business address of this director is 240 Forest Avenue, Rye NY 10580

(3)   The business address of this director is 64 Arlen Way, West Hartford, CT
06117

(4) The business address of this director is 120 East End Avenue Apt 17B, New York NY 10028.



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The following information concerns those companies that may be deemed to be controlled by or under common control with Jefferson National Life Insurance Company, the Depositor.


Revised 12/31/13                                        Organizational Chart



 ------------------    ----------------     ----------------     ----------------         ----------------     ----------------
    Mitch Caplan          Employees &         New Investors          Employees              New Investors          Employees
    & Affiliates         New Investors       100% of Series B     100% of Series C         100% of Series A     100% of Series B
 90.7% of Series A      9.3% of Series A       non-voting            non-voting            voting units (6)        non-voting
  voting units (2)      voting units (3)        units (4)           profit units                                  profit units
 ------------------    ----------------     ----------------     ----------------         ----------------     ----------------
        |                      |                   |                    |                         |                    |
        |                      |                   |                    |                         |                    |
        |                      |                   |                    |                         |                    |
        -----------------------------------------------------------------                         ----------------------
                                       |                                                                     |
                                       |                                                                     |
                                       |                                                                     |
                                ---------------                                                      -----------------
                                 JNF Investors                                                        JNF Co-Investor
                                  LLC ("JNFI")                     Managing Member                     LLC ("JNFCI")
                                  100% of JNFC   ------------------------------------------------>      100% of JNFC
                                 Class A voting                                                         Class B non-
                                   shares (1)                                                        voting shares (5)
                                ---------------                                                      -----------------
                                       |                                                                     |
                                       |                                                                     |
                                       |                                                                     |
 ---------------------------------------------------------------------------------------------------------------------------------
                                           Jefferson National Financial Corp. ("JNFC")
 ---------------------------------------------------------------------------------------------------------------------------------
                                |                    |                   |
                                |                    |                   |
                                |                    |                   |
                        ------------------   ------------------   ------------------
                        Jefferson National   Jefferson National   JNF Advisors, Inc.
                          Life Insurance         Securities          (Registered
                             Company            Corporation       Investment Adviser
                         (Insurance Co.)      (Broker/Dealer)       for JNF Funds)
                        ------------------   ------------------   ------------------
                                |
                                |
                                |
                        ------------------
                        435 Management LLC
                           (REO Mgmt)
                        ------------------

(1) Class A voting common shares. These shares represent 100% of the voting interests of JNFC except they vote pro rata with the Class B common shares with respect to the Limited Veto Rights. LLC managed by board of directors with identical composition as JNFC and JNL.

(2) Series A voting units controlled by JNFC's CEO, Mitch Caplan and his affiliated entities including Highroad Partners LLC. Mr. Caplan also received non-voting profit interests from each of JNF Investors LLC and JNF Co-Investor LLC that are not included in this total.

(3) Series A voting units controlled by JNFC employees and SG-Jefferson LLC. Ownership of Mr. Caplan excluded from this group. In addition, certain employees received non-voting profits interests from each of JNF Investors LLC and JNF Co-Investor LLC that are not included in this total. SG-Jefferson owns 5.6% of the Series A voting units.

(4) Series B non-voting units held by Financial Partners Fund I, L.P., SG-Jefferson LLC, 122011 Investment Holding LLC, 76 West Holdings LLC and other small investors. Conversion of these shares into Series A voting units is subject to prior regulatory approval. The four (4) named investors are contractually entitled to each designate one director appointed to each of the nine (9) member boards of directors of JNFC and JNL and also vote as a class on certain non-ordinary course actions by JNFC.

(5) Class B non-voting common shares. LLC is member managed by JNF Investors LLC. JNF Investors LLC has the authority to make decisions on behalf of JNF Co-Investor LLC except with respect to the Limited Veto Rights, with respect to which the vote is passed through to the holders of the Series A voting units issued by JNF Co-Investor LLC.

(6) Series A voting units held by 122011 Investment Holding LLC and certain employees of its affiliates with voting rights only with respect to veto rights more limited than those provided to the Series B non-voting units of JNFI.

ITEM 27.  NUMBER OF CONTRACT OWNERS

As of February 21, 2014, the number of The Achievement and The Educator contracts funded by Jefferson National Life Annuity Account E was 7076 of which 6821 were qualified contracts and 255 were non-qualified contracts.

ITEM 28.  INDEMNIFICATION

The Bylaws (Article VI) of the Company provide, in part, that: The Corporation shall indemnify any person who was or is a party, or is threatened to be made a party, to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise (collectively, "Agent") against expenses (including attorneys' fees), judgments, fines, penalties, court costs and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement (whether with or without court approval), conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the Agent did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe that his conduct was unlawful. If several claims, issues or matters are involved, an Agent may be entitled to indemnification as to some matters even though he is not entitled as to other matters. Any director or officer of the Corporation serving in any capacity of another corporation, of which a majority of the shares entitled to vote in the election of its directors is held, directly or indirectly, by the Corporation, shall be deemed to be doing so at the request of the Corporation.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

(a) Jefferson National Securities Corporation is the principal underwriter for the following investment companies (other than the Registrant):

Jefferson National Life Annuity Account C
Jefferson National Life Annuity Account F
Jefferson National Life Annuity Account G


(b) Jefferson National Securities Corporation ("JNSC") is the principal underwriter for the Contracts. The following persons are the officers and directors of JNSC. The principal business address for each officer and director of JNSC is 10350 Ormsby Park Place, Louisville, KY 40223, unless otherwise indicated. JNSC was formerly known as Inviva Securities Corporation.

NAME                                    POSITIONS AND OFFICES

Craig A. Hawley               President, General Counsel and Secretary
Jon Hurd*                     Financial & Operations Principal


* The principal business address for Jon Hurd is 170 Montauk Highway, Speonk, NY 11972



   (c) JNSC retains no compensation or commissions from the registrant.



                      NET        COMPENSATION
    NAME OF      UNDERWRITING    ON REDEMPTION
   PRINCIPAL     DISCOUNTS AND        OR          BROKERAGE
  UNDERWRITER     COMMISSIONS    ANNUITIZATION   COMMISSIONS   COMPENSATION

Jefferson            None            None           None        None
National
Securities
Corporation

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

Each account, book, or other document required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules thereunder is maintained by Jefferson National Life Insurance Company, 10350 Ormsby Park Place, Louisville, KY 40223.

ITEM 31.  MANAGEMENT SERVICES

Not Applicable.

ITEM 32.  UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

ITEM 33.  REPRESENTATIONS

(A) Jefferson National Life Insurance Company (the "Company") hereby represents that the fees and charges deducted under the contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

(B) The Securities and Exchange Commission (the "SEC") issued to the American Council of Life Insurance an industry wide no-action letter dated November 28, 1988, stating that the SEC would not recommend any enforcement action if registered separate accounts funding tax-sheltered annuity contracts restrict distributions to plan participants in accordance with the requirements of Section 403(b)(11), provided certain conditions and requirements were met. Among these conditions and requirements, any registered separate account relying on the no-action position of the SEC must:

(1) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

(2) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403 (b)(11) in any sales literature used in connection with the offer in the contract;

(3) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants; and

(4) Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (i) the restrictions on redemption imposed by Section 403(b)(11), and (ii) the investment alternatives available under the employer's Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

The Registrant is relying on the no-action letter. Accordingly, the provisions of paragraphs (1) - (4) above have been complied with.

(C) The Company relies on Rule 6c-7 of the Act which states that a registered separate account, and any depositor of or underwriter for such account, shall be exempt from the provisions of sections 22(e), 27(c)(1) and 27(d) of the Act with respect to a contract participating in this account to the extent necessary to permit compliance with the Texas Optional Retirement Program or Florida Optional Retirement Program (each a "Program") in accordance with the following conditions:

(1) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in each registration statement, including the prospectus, used in connection with the Program;

(2) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in any sales literature used in connection with the offer of this contract to Program participants;

(3) instruct salespeople who solicit Program participants to purchase the contract specifically to bring the restrictions on redemption imposed by the Program to the attention of potential Program participants; and

(4) obtain from each Program participant who purchases the contract in connection with the Program, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by the Program.

The Company has complied, and is complying, with the provisions of (a) -
(d) above.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and it has caused this Post-Effective Amendment Nos. 25 and 25 to the Registration Statement to be signed on its behalf, in the City of Louisville, and the Commonwealth of Kentucky, on this 30th day of April, 2014.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
(Registrant)

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
(Depositor)

By:     /s/ Mitchell H Caplan *
Name:   Mitchell H. Caplan
Title:  CHIEF EXECUTIVE OFFICER

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.



                SIGNATURE                                                 TITLE                                        DATE

/s/Mitchell H. Caplan*                     Director, Chief Executive Officer                                      04/30/2014
Name: Mitchell H. Caplan

/s/ Laurence P. Greenberg*                 Director, President                                                    04/30/2014
Name: Laurence Greenberg

/s/ David Lau*                             Director, Chief Operating Officer                                      04/30/2014
Name: David Lau

/s/ Joseph F. Vap*                         Director, Chief Financial Officer and Treasurer                        04/30/2014
Name: Joseph F. Vap

/s/ Andrew Mulderry*                       Director                                                               04/30/2014
Name: Andrew Mulderry

/s/ Robert C. Covington*                   Director                                                               04/30/2014
Name: Robert C. Covington

/s/ Eric Schwartz*                         Director                                                               04/30/2014
Name: Eric Schwartz

s/s Steven F. Piaker*                      Director                                                               04/30/2014
Name: Steven F. Piaker

/s/ Craig A. Hawley*                       Director, General Counsel & Secretary                                  04/30/2014
Name:  Craig A. Hawley
Attorney in Fact


                             EXHIBIT INDEX

(9)         Opinion and Consent of Counsel.

(10)        Consent of Independent Registered Public Accounting Firm.